UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(formerly known as GE Investments Funds, Inc.)

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

State Street U.S. Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.6% †
Aerospace & Defense – 1.6%
General Dynamics Corp.	856	$175,977
Hexcel Corp.	1,027	58,970
Raytheon Co.	954	177,997
Rockwell Collins Inc.	346	45,226
		458,170
Airlines – 0.5%
Alaska Air Group Inc.	868	66,202
Delta Air Lines Inc.	1,302	62,783
		128,985
Application Software – 2.0%
Adobe Systems Inc.	461	68,772	(a)
Intuit Inc.	677	96,229
salesforce.com Inc.	4,211	393,391	(a)
		558,392
Asset Management & Custody Banks – 0.7%
Ameriprise Financial Inc.	710	105,442
BlackRock Inc.	232	103,725
		209,167
Auto Parts & Equipment – 0.4%
BorgWarner Inc.	1,180	60,451
Delphi Automotive PLC	647	63,665
		124,116
Automotive Retail – 1.4%
AutoZone Inc.	687	408,841	(a)
Biotechnology – 5.7%
Alexion Pharmaceuticals Inc.	3,514	492,979	(a)
Amgen Inc.	2,446	456,057	(b)
Biogen Inc.	1,686	527,920	(a)
Vertex Pharmaceuticals Inc.	802	121,936	(a)
		1,598,892
Building Products – 0.6%
Allegion PLC	1,829	158,154
Cable & Satellite – 2.4%
Charter Communications Inc., Class A	758	275,472	(a)
Comcast Corp., Class A	5,995	230,688
Liberty Global PLC, Class C	5,621	183,807	(a)
		689,967
Communications Equipment – 0.6%
Cisco Systems Inc.	4,823	162,197
Consumer Finance – 0.6%
American Express Co.	1,269	114,794
Discover Financial Services	1,063	68,542
		183,336
Data Processing & Outsourced Services – 3.1%
PayPal Holdings Inc.	1,506	96,429	(a)
Visa Inc., Class A	7,336	772,041
		868,470
Diversified Banks – 5.3%
Bank of America Corp.	12,381	313,734
JPMorgan Chase & Co.	9,694	925,874
U.S. Bancorp	1,801	96,516
Wells Fargo & Co.	3,101	171,020
		1,507,144
Diversified Chemicals – 0.6%
DowDuPont Inc.	2,290	158,537
Drug Retail – 0.8%
CVS Health Corp.	966	78,555
Walgreens Boots Alliance Inc.	1,937	149,575
		228,130
Electric Utilities – 1.8%
American Electric Power Company Inc.	928	65,183
Duke Energy Corp.	563	47,247
Edison International	759	58,572
Exelon Corp.	2,370	89,278
NextEra Energy Inc.	998	146,257
PG&E Corp.	1,380	93,964
		500,501

	Number of Shares	Fair Value
Electrical Components & Equipment – 0.5%
Acuity Brands Inc.	400	$68,512
Rockwell Automation Inc.	371	66,116
		134,628
Environmental & Facilities Services – 0.4%
Republic Services Inc.	1,760	116,266
Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Co.	369	44,214
Financial Exchanges & Data – 1.8%
CME Group Inc.	3,059	415,045
S&P Global Inc.	576	90,035
		505,080
Footwear – 0.5%
NIKE Inc., Class B	3,003	155,705
Gold – 0.1%
B2Gold Corp.	10,481	29,347	(a)
Healthcare Equipment – 4.0%
Abbott Laboratories	5,306	283,128
Becton Dickinson and Co.	213	41,738
Boston Scientific Corp.	7,952	231,960	(a)
Medtronic PLC	6,570	510,949
Stryker Corp.	467	66,323
		1,134,098
Home Entertainment Software – 0.4%
Activision Blizzard Inc.	1,021	65,865
Electronic Arts Inc.	483	57,023	(a)
		122,888
Home Improvement Retail – 0.9%
Lowe’s Companies Inc.	426	34,054
The Home Depot Inc.	1,332	217,862
		251,916
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	729	80,379
Housewares & Specialties – 1.6%
Newell Brands Inc.	10,421	444,664
Hypermarkets & Super Centers – 0.4%
Wal-Mart Stores Inc.	1,299	101,504
Independent Power Producers & Energy Traders – 0.0%*
Calpine Corp.	919	13,555	(a,b)
Industrial Conglomerates – 1.1%
Honeywell International Inc.	1,257	178,167
Roper Technologies Inc.	567	138,008
		316,175
Industrial Machinery – 2.3%
Ingersoll-Rand PLC	3,634	324,044
Xylem Inc.	5,011	313,839
		637,883
Insurance Brokers – 0.4%
Marsh & McLennan Companies Inc.	1,265	106,020
Integrated Oil & Gas – 2.4%
Chevron Corp.	1,942	228,185
Exxon Mobil Corp.	5,373	440,478
		668,663
Integrated Telecommunication Services – 0.5%
Verizon Communications Inc.	2,740	135,603
Internet & Direct Marketing Retail – 2.8%
Amazon.com Inc.	572	549,892	(a)
Netflix Inc.	227	41,166	(a)
The Priceline Group Inc.	108	197,729	(a)
		788,787
Internet Software & Services – 6.0%
Alphabet Inc., Class A	655	637,787	(a)
Alphabet Inc., Class C	386	370,216	(a)
Facebook Inc., Class A	4,100	700,567	(a)
		1,708,570
Investment Banking & Brokerage – 3.4%
The Charles Schwab Corp.	9,467	414,087
The Goldman Sachs Group Inc.	2,321	550,518
		964,605

State Street U.S. Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
IT Consulting & Other Services – 0.5%
Accenture PLC, Class A	578	$78,070
International Business Machines Corp.	473	68,623
		146,693
Life & Health Insurance – 0.5%
MetLife Inc.	1,167	60,626
Prudential Financial Inc.	848	90,159
		150,785
Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific Inc.	380	71,896
Managed Healthcare – 0.6%
UnitedHealth Group Inc.	877	171,760
Metal & Glass Containers – 0.3%
Ball Corp.	1,933	79,833
Movies & Entertainment – 1.3%
The Walt Disney Co.	2,309	227,598
Time Warner Inc.	1,484	152,036
		379,634
Multi-Line Insurance – 0.2%
The Hartford Financial Services Group Inc.	1,250	69,287
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	1,644	301,378	(a)
Multi-Utilities – 0.9%
Dominion Energy Inc.	375	28,849
Sempra Energy	1,934	220,727
		249,576
Oil & Gas Equipment & Services – 1.3%
Schlumberger Ltd.	5,213	363,659
Oil & Gas Exploration & Production – 2.4%
Antero Resources Corp.	5,017	99,838	(a)
Cimarex Energy Co.	806	91,618
Noble Energy Inc.	4,958	140,609
Pioneer Natural Resources Co.	1,908	281,507
Range Resources Corp.	3,695	72,311
		685,883
Packaged Foods & Meats – 1.4%
Mondelez International Inc., Class A	6,207	252,376
The Kraft Heinz Co.	1,987	154,092
		406,468
Paper Packaging – 0.2%
Packaging Corporation of America	499	57,225
Pharmaceuticals – 4.9%
Allergan PLC	2,750	563,613
Pfizer Inc.	22,683	809,783
		1,373,396
Property & Casualty Insurance – 0.3%
The Allstate Corp.	973	89,428
Railroads – 0.5%
Union Pacific Corp.	1,216	141,019
Regional Banks – 1.9%
First Republic Bank	4,143	432,778
The PNC Financial Services Group Inc.	675	90,969
		523,747
Restaurants – 1.0%
Chipotle Mexican Grill Inc.	90	27,705	(a)
McDonald’s Corp.	908	142,265
Starbucks Corp.	2,082	111,824
		281,794

	Number of Shares	Fair Value
Semiconductor Equipment – 2.0%
Applied Materials Inc.	9,759	$508,346
Lam Research Corp.	375	69,390
		577,736
Semiconductors – 2.3%
Broadcom Ltd.	2,030	492,356	(b)
Intel Corp.	1,942	73,952
QUALCOMM Inc.	1,404	72,783
		639,091
Soft Drinks – 2.3%
PepsiCo Inc.	5,913	658,886
Specialized REITs – 2.8%
American Tower Corp.	3,096	423,161
Equinix Inc.	638	284,740
Extra Space Storage Inc.	886	70,809
		778,710
Specialty Chemicals – 0.8%
Albemarle Corp.	868	118,317
GCP Applied Technologies Inc.	630	19,341	(a)
The Sherwin-Williams Co.	220	78,769
		216,427
Specialty Stores – 0.2%
Signet Jewelers Ltd.	363	24,158
Ulta Salon Cosmetics & Fragrance Inc.	117	26,449	(a)
		50,607
Steel – 0.1%
ArcelorMittal	1,439	37,069	(a)
Systems Software – 3.9%
Microsoft Corp.	11,983	892,613
Oracle Corp.	4,402	212,837
		1,105,450
Technology Hardware, Storage & Peripherals – 3.9%
Apple Inc.	6,689	1,030,909
Hewlett Packard Enterprise Co.	4,383	64,474
		1,095,383
Tobacco – 1.1%
Philip Morris International Inc.	2,698	299,505
Trading Companies & Distributors – 1.3%
United Rentals Inc.	2,661	369,187	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	934	57,590	(a)
Total Common Stock (Cost $22,614,706)		27,832,651
Short-Term Investments – 1.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $427,227)	427,227	427,227	(c,d)

Total Investments (Cost $23,041,933)		28,259,878

Liabilities in Excess of Other Assets, net – (0.1)%		(35,124)

NET ASSETS – 100.0%		$28,224,754

			Number of Shares		Fair Value
Other Information:

The Fund had the following short futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2017	3	$(374,706)	$(377,415)	$(2,704)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.
*	Less than 0.05%.

Abbreviation:

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	938,819	$938,819	$3,559,364	$4,070,956	—	—	427,227	$427,227	$3,746

TOTAL		$938,819	$3,559,364	$4,070,956	$—	$—		$427,227	$3,746

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$27,832,651	$—	$—	$27,832,651
Short-Term Investments	427,227	—	—	427,227

Total Investments in Securities	$28,259,878	$—	$—	$28,259,878

Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(2,704)	$—	$—	$(2,704)

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.7% †

Advertising – 0.1%
Omnicom Group Inc.	2,043	$151,325
The Interpublic Group of Companies Inc.	3,820	79,418
		230,743
Aerospace & Defense – 2.5%
Arconic Inc.	3,788	94,245
General Dynamics Corp.	2,400	493,392
L3 Technologies Inc.	689	129,828
Lockheed Martin Corp.	2,068	641,680
Northrop Grumman Corp.	1,497	430,717
Raytheon Co.	2,461	459,173
Rockwell Collins Inc.	1,436	187,700
Textron Inc.	2,325	125,271
The Boeing Co.	4,784	1,216,141
TransDigm Group Inc.	433	110,696
United Technologies Corp.	6,389	741,635
		4,630,478
Agricultural & Farm Machinery – 0.2%
Deere & Co.	2,506	314,729
Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	4,824	205,068
Air Freight & Logistics – 0.7%
CH Robinson Worldwide Inc.	1,229	93,527
Expeditors International of Washington Inc.	1,399	83,744
FedEx Corp.	2,088	471,011
United Parcel Service Inc., Class B	5,910	709,732
		1,358,014
Airlines – 0.5%
Alaska Air Group Inc.	1,000	76,270
American Airlines Group Inc.	3,598	170,869
Delta Air Lines Inc.	5,543	267,284
Southwest Airlines Co.	4,649	260,251
United Continental Holdings Inc.	2,350	143,068	(a)
		917,742
Alternative Carriers – 0.1%
Level 3 Communications Inc.	2,500	133,225	(a)
Aluminum – 0.0%*
Alcoa Corp.	1	47	(a)
Apparel Retail – 0.4%
Foot Locker Inc.	1,300	45,786
L Brands Inc.	2,188	91,043
Ross Stores Inc.	3,456	223,154
The Gap Inc.	2,196	64,848
The TJX Companies Inc.	5,522	407,137
		831,968
Apparel, Accessories & Luxury Goods – 0.3%
Coach Inc.	2,289	92,201
Hanesbrands Inc.	3,400	83,776
Michael Kors Holdings Ltd.	1,222	58,473	(a)
PVH Corp.	669	84,334
Ralph Lauren Corp.	400	35,316
Under Armour Inc., Class A	1,700	28,016	(a)
Under Armour Inc., Class C	1,712	25,714	(a)
VF Corp.	2,702	171,766
		579,596
Application Software – 1.1%
Adobe Systems Inc.	4,209	627,898	(a)
ANSYS Inc.	700	85,911	(a)
Autodesk Inc.	1,648	185,004	(a)
Cadence Design Systems Inc.	2,200	86,834	(a)
Citrix Systems Inc.	1,407	108,086	(a)
Intuit Inc.	2,100	298,494
salesforce.com Inc.	5,709	533,335	(a)
Synopsys Inc.	1,400	112,742	(a)
Verint Systems Inc.	1	42	(a)
		2,038,346
Asset Management & Custody Banks – 1.1%
Affiliated Managers Group Inc.	500	94,915
Ameriprise Financial Inc.	1,305	193,806

	Number of Shares	Fair Value
BlackRock Inc.	1,026	$458,714
Franklin Resources Inc.	3,100	137,981
Invesco Ltd.	3,250	113,880
Northern Trust Corp.	1,896	174,299
State Street Corp.	3,111	297,225	(b)
T Rowe Price Group Inc.	1,940	175,861
The Bank of New York Mellon Corp.	8,900	471,878
		2,118,559
Auto Parts & Equipment – 0.2%
BorgWarner Inc.	1,747	89,499
Delphi Automotive PLC	2,256	221,990
		311,489
Automobile Manufacturers – 0.5%
Ford Motor Co.	32,982	394,794
General Motors Co.	11,586	467,843
		862,637
Automotive Retail – 0.3%
Advance Auto Parts Inc.	622	61,703
AutoZone Inc.	248	147,587	(a)
CarMax Inc.	1,690	128,119	(a)
O’Reilly Automotive Inc.	738	158,943	(a)
		496,352
Biotechnology – 3.1%
AbbVie Inc.	13,575	1,206,275
Alexion Pharmaceuticals Inc.	1,901	266,691	(a)
Amgen Inc.	6,280	1,170,906
Biogen Inc.	1,758	550,465	(a)
Celgene Corp.	6,657	970,724	(a)
Gilead Sciences Inc.	11,205	907,829
Incyte Corp.	1,400	163,436	(a)
Regeneron Pharmaceuticals Inc.	650	290,628	(a)
Vertex Pharmaceuticals Inc.	2,100	319,284	(a)
		5,846,238
Brewers – 0.1%
Molson Coors Brewing Co., Class B	1,598	130,461
Broadcasting – 0.2%
CBS Corp., Class B	3,296	191,168
Discovery Communications Inc., Class A	1,497	31,871	(a)
Discovery Communications Inc., Class C	1,802	36,509	(a)
Scripps Networks Interactive Inc., Class A	788	67,681
		327,229
Building Products – 0.4%
Allegion PLC	933	80,677
AO Smith Corp.	1,300	77,259
Fortune Brands Home & Security Inc.	1,400	94,122
Johnson Controls International PLC	8,242	332,070
Masco Corp.	2,985	116,445
		700,573
Cable & Satellite – 1.2%
Charter Communications Inc., Class A	1,700	617,814	(a)
Comcast Corp., Class A	40,353	1,552,783
DISH Network Corp., Class A	2,100	113,883	(a)
		2,284,480
Casinos & Gaming – 0.1%
MGM Resorts International	4,200	136,878
Wynn Resorts Ltd.	591	88,012
		224,890
Commodity Chemicals – 0.2%
LyondellBasell Industries N.V., Class A	2,810	278,331
Communications Equipment – 1.0%
Cisco Systems Inc.	42,607	1,432,874
F5 Networks Inc.	600	72,336	(a)
Harris Corp.	1,100	144,848
Juniper Networks Inc.	3,500	97,405
Motorola Solutions Inc.	1,444	122,552
		1,870,015
Computer & Electronics Retail – 0.1%
Best Buy Company Inc.	2,195	125,027
Construction & Engineering – 0.1%
Fluor Corp.	1,178	49,594

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Jacobs Engineering Group Inc.	1,150	$67,010
Quanta Services Inc.	1,200	44,844	(a)
		161,448
Construction Machinery & Heavy Trucks – 0.6%
Caterpillar Inc.	5,008	624,547
Cummins Inc.	1,356	227,849
PACCAR Inc.	3,003	217,237
		1,069,633
Construction Materials – 0.1%
Martin Marietta Materials Inc.	500	103,115
Vulcan Materials Co.	1,173	140,291
		243,406
Consumer Electronics – 0.0%*
Garmin Ltd.	1,000	53,970
Consumer Finance – 0.7%
American Express Co.	6,458	584,191
Capital One Financial Corp.	4,173	353,286
Discover Financial Services	3,377	217,749
Navient Corp.	2,743	41,200
Synchrony Financial	6,458	200,521
		1,396,947
Copper – 0.1%
Freeport-McMoRan Inc.	10,498	147,392	(a)
Data Processing & Outsourced Services – 2.6%
Alliance Data Systems Corp.	425	94,159
Automatic Data Processing Inc.	3,845	420,335
Fidelity National Information Services Inc.	2,800	261,492
Fiserv Inc.	1,879	242,316	(a)
Global Payments Inc.	1,263	120,023
Mastercard Inc., Class A	8,012	1,131,294
Paychex Inc.	2,834	169,927
PayPal Holdings Inc.	9,560	612,127	(a)
The Western Union Co.	4,224	81,101
Total System Services Inc.	1,302	85,281
Visa Inc., Class A	15,723	1,654,688
		4,872,743
Department Stores – 0.1%
Kohl’s Corp.	1,573	71,807
Macy’s Inc.	3,030	66,115
Nordstrom Inc.	992	46,773
		184,695
Distillers & Vintners – 0.2%
Brown-Forman Corp., Class B	1,540	83,622
Constellation Brands Inc., Class A	1,479	294,987
		378,609
Distributors – 0.1%
Genuine Parts Co.	1,345	128,649
LKQ Corp.	2,900	104,371	(a)
		233,020
Diversified Banks – 5.1%
Bank of America Corp.	83,591	2,118,196
Citigroup Inc.	23,189	1,686,768
JPMorgan Chase & Co.	30,013	2,866,541
U.S. Bancorp	13,614	729,574
Wells Fargo & Co.	38,438	2,119,856
		9,520,935
Diversified Chemicals – 0.8%
DowDuPont Inc.	19,874	1,375,877
Eastman Chemical Co.	1,318	119,266
		1,495,143
Diversified Support Services – 0.1%
Cintas Corp.	764	110,230
Drug Retail – 0.7%
CVS Health Corp.	8,689	706,589
Walgreens Boots Alliance Inc.	7,791	601,621
		1,308,210
Electric Utilities – 1.9%
Alliant Energy Corp.	2,100	87,297
American Electric Power Company Inc.	4,183	293,814
Duke Energy Corp.	6,004	503,856
Edison International	2,742	211,600
Entergy Corp.	1,553	118,587

	Number of Shares	Fair Value
Eversource Energy	2,630	$158,957
Exelon Corp.	7,834	295,107
FirstEnergy Corp.	3,754	115,736
NextEra Energy Inc.	4,002	586,493
PG&E Corp.	4,254	289,655
Pinnacle West Capital Corp.	900	76,104
PPL Corp.	5,737	217,719
The Southern Co.	8,558	420,540
Xcel Energy Inc.	4,280	202,529
		3,577,994
Electrical Components & Equipment – 0.6%
Acuity Brands Inc.	400	68,512
AMETEK Inc.	2,100	138,684
Eaton Corporation PLC	3,945	302,936
Emerson Electric Co.	5,426	340,970
Rockwell Automation Inc.	1,119	199,417
		1,050,519
Electronic Components – 0.2%
Amphenol Corp., Class A	2,600	220,064
Corning Inc.	7,834	234,393
		454,457
Electronic Equipment & Instruments – 0.0%*
FLIR Systems Inc.	1,100	42,801
Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.	3,154	261,971
Environmental & Facilities Services – 0.2%
Republic Services Inc.	1,915	126,505
Stericycle Inc.	800	57,296	(a)
Waste Management Inc.	3,403	266,353
		450,154
Fertilizers & Agricultural Chemicals – 0.4%
CF Industries Holdings Inc.	1,685	59,244
FMC Corp.	1,122	100,206
Monsanto Co.	3,828	458,671
The Mosaic Co.	3,300	71,247
		689,368
Financial Exchanges & Data – 0.8%
CBOE Holdings Inc.	800	86,104
CME Group Inc.	2,874	389,944
Intercontinental Exchange Inc.	4,955	340,409
Moody’s Corp.	1,429	198,931
Nasdaq Inc.	968	75,088
S&P Global Inc.	2,233	349,040
		1,439,516
Food Distributors – 0.1%
Sysco Corp.	4,249	229,234
Food Retail – 0.1%
The Kroger Co.	7,890	158,273
Footwear – 0.3%
NIKE Inc., Class B	11,342	588,083
General Merchandise Stores – 0.3%
Dollar General Corp.	2,100	170,205
Dollar Tree Inc.	1,948	169,125	(a)
Target Corp.	4,595	271,151
		610,481
Gold – 0.1%
Newmont Mining Corp.	4,419	165,757
Health Care REITs – 0.3%
HCP Inc.	4,074	113,379
Ventas Inc.	3,029	197,279
Welltower Inc.	3,100	217,868
		528,526
Healthcare Distributors – 0.4%
AmerisourceBergen Corp.	1,461	120,898
Cardinal Health Inc.	2,668	178,543
Henry Schein Inc.	1,398	114,622	(a)
McKesson Corp.	1,789	274,808
Patterson Companies Inc.	700	27,055
		715,926
Healthcare Equipment – 2.6%
Abbott Laboratories	14,914	795,811
Baxter International Inc.	4,077	255,832
Becton Dickinson and Co.	1,899	372,109

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Boston Scientific Corp.	11,699	$341,260	(a)
CR Bard Inc.	560	179,480
Danaher Corp.	5,300	454,634
Edwards Lifesciences Corp.	1,800	196,758	(a)
Hologic Inc.	2,400	88,056	(a)
IDEXX Laboratories Inc.	800	124,392	(a)
Intuitive Surgical Inc.	323	337,819	(a)
Medtronic PLC	11,506	894,822
ResMed Inc.	1,200	92,352
Stryker Corp.	2,681	380,756
Varian Medical Systems Inc.	834	83,450	(a)
Zimmer Biomet Holdings Inc.	1,640	192,027
		4,789,558
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	2,391	190,300	(a)
Universal Health Services Inc., Class B	758	84,092
		274,392
Healthcare Services – 0.4%
DaVita Inc.	1,458	86,591	(a)
Envision Healthcare Corp.	1,085	48,771	(a)
Express Scripts Holding Co.	4,988	315,840	(a)
Laboratory Corporation of America Holdings	900	135,873	(a)
Quest Diagnostics Inc.	1,200	112,368
		699,443
Healthcare Supplies – 0.2%
Align Technology Inc.	600	111,762	(a)
DENTSPLY SIRONA Inc.	2,032	121,534
The Cooper Companies Inc.	415	98,401
		331,697
Healthcare Technology – 0.1%
Cerner Corp.	2,400	171,168	(a)
Home Building – 0.1%
DR Horton Inc.	2,900	115,797
Lennar Corp., Class A	1,800	95,040
PulteGroup Inc.	2,235	61,083
		271,920
Home Entertainment Software – 0.4%
Activision Blizzard Inc.	6,400	412,864
Electronic Arts Inc.	2,638	311,442	(a)
		724,306
Home Furnishings – 0.1%
Leggett & Platt Inc.	1,000	47,730
Mohawk Industries Inc.	500	123,755	(a)
		171,485
Home Improvement Retail – 1.2%
Lowe’s Companies Inc.	7,131	570,052
The Home Depot Inc.	10,001	1,635,764
		2,205,816
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts Inc.	6,717	124,197
Hotels, Resorts & Cruise Lines – 0.5%
Carnival Corp.	3,600	232,452
Hilton Worldwide Holdings Inc.	1,600	111,120
Marriott International Inc., Class A	2,582	284,691
Royal Caribbean Cruises Ltd.	1,463	173,424
Wyndham Worldwide Corp.	975	102,775
		904,462
Household Appliances – 0.1%
Whirlpool Corp.	651	120,070
Household Products – 1.7%
Church & Dwight Company Inc.	2,238	108,431
Colgate-Palmolive Co.	7,553	550,236
Kimberly-Clark Corp.	3,012	354,452
The Clorox Co.	1,167	153,939
The Procter & Gamble Co.	21,796	1,983,000
		3,150,058
Housewares & Specialties – 0.1%
Newell Brands Inc.	4,334	184,932
Human Resource & Employment Services – 0.0%*
Robert Half International Inc.	1,275	64,184

	Number of Shares	Fair Value
Hypermarkets & Super Centers – 0.9%
Costco Wholesale Corp.	3,809	$625,781
Wal-Mart Stores Inc.	12,701	992,456
		1,618,237
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	5,500	60,610
NRG Energy Inc.	2,538	64,947
		125,557
Industrial Conglomerates – 2.2%
3M Co.	5,097	1,069,860
General Electric Co.	74,362	1,798,073
Honeywell International Inc.	6,591	934,209
Roper Technologies Inc.	903	219,790
		4,021,932
Industrial Gases – 0.3%
Air Products & Chemicals Inc.	1,841	278,396
Praxair Inc.	2,514	351,306
		629,702
Industrial Machinery – 0.9%
Dover Corp.	1,309	119,629
Flowserve Corp.	1,300	55,367
Fortive Corp.	2,500	176,975
Illinois Tool Works Inc.	2,660	393,574
Ingersoll-Rand PLC	2,200	196,174
Parker-Hannifin Corp.	1,134	198,473
Pentair PLC	1,407	95,620
Snap-on Inc.	509	75,846
Stanley Black & Decker Inc.	1,299	196,110
Xylem Inc.	1,581	99,018
		1,606,786
Industrial REITs – 0.2%
Duke Realty Corp.	3,100	89,342
Prologis Inc. REIT	4,429	281,064
		370,406
Insurance Brokers – 0.5%
Aon PLC	2,234	326,388
Arthur J Gallagher & Co.	1,700	104,635
Marsh & McLennan Companies Inc.	4,409	369,518
Willis Towers Watson PLC	1,058	163,175
		963,716
Integrated Oil & Gas – 2.8%
Chevron Corp.	16,149	1,897,507
Exxon Mobil Corp.	36,168	2,965,053
Occidental Petroleum Corp.	6,457	414,604
		5,277,164
Integrated Telecommunication Services – 2.1%
AT&T Inc.	52,518	2,057,130
CenturyLink Inc.	4,962	93,782
Verizon Communications Inc.	34,792	1,721,856
		3,872,768
Internet & Direct Marketing Retail – 2.6%
Amazon.com Inc.	3,410	3,278,203	(a)
Expedia Inc.	1,050	151,137
Netflix Inc.	3,728	676,073	(a)
The Priceline Group Inc.	418	765,283	(a)
TripAdvisor Inc.	1,150	46,610	(a)
		4,917,306
Internet Software & Services – 4.7%
Akamai Technologies Inc.	1,333	64,944	(a)
Alphabet Inc., Class A	2,542	2,475,196	(a)
Alphabet Inc., Class C	2,557	2,452,444	(a,c)
eBay Inc.	8,560	329,218	(a)
Facebook Inc., Class A	20,210	3,453,283	(a)
VeriSign Inc.	662	70,430	(a)
		8,845,515
Investment Banking & Brokerage – 1.0%
E*TRADE Financial Corp.	2,340	102,047	(a)
Morgan Stanley	12,229	589,071
Raymond James Financial Inc.	1,100	92,763
The Charles Schwab Corp.	10,011	437,881
The Goldman Sachs Group Inc.	3,103	736,001
		1,957,763

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
IT Consulting & Other Services – 1.3%
Accenture PLC, Class A	5,345	$721,949
Cognizant Technology Solutions Corp., Class A	5,119	371,333
CSRA Inc.	1,382	44,597
DXC Technology Co.	2,324	199,585
Gartner Inc.	800	99,528	(a)
International Business Machines Corp.	7,376	1,070,110
		2,507,102
Leisure Products – 0.1%
Hasbro Inc.	996	97,279
Mattel Inc.	3,296	51,022
		148,301
Life & Health Insurance – 0.9%
Aflac Inc.	3,374	274,610
Brighthouse Financial Inc.	841	51,133	(a)
Lincoln National Corp.	2,059	151,295
MetLife Inc.	9,260	481,057
Principal Financial Group Inc.	2,411	155,124
Prudential Financial Inc.	3,601	382,858
Torchmark Corp.	966	77,367
Unum Group	1,989	101,698
		1,675,142
Life Sciences Tools & Services – 0.8%
Agilent Technologies Inc.	2,838	182,200
Illumina Inc.	1,201	239,239	(a)
Mettler-Toledo International Inc.	207	129,615	(a)
PerkinElmer Inc.	1,011	69,729
Quintiles IMS Holdings Inc.	1,200	114,084	(a)
Thermo Fisher Scientific Inc.	3,328	629,657
Waters Corp.	684	122,792	(a)
		1,487,316
Managed Healthcare – 1.8%
Aetna Inc.	2,827	449,521	(c)
Anthem Inc.	2,260	429,129
Centene Corp.	1,400	135,478	(a)
Cigna Corp.	2,209	412,950
Humana Inc.	1,227	298,934
UnitedHealth Group Inc.	8,214	1,608,712
		3,334,724
Metal & Glass Containers – 0.1%
Ball Corp.	2,682	110,767
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	1,535	74,002
Movies & Entertainment – 1.3%
The Walt Disney Co.	13,115	1,292,745
Time Warner Inc.	6,697	686,108
Twenty-First Century Fox Inc., Class A	8,790	231,880
Twenty-First Century Fox Inc., Class B	4,192	108,112
Viacom Inc., Class B	2,846	79,233
		2,398,078
Multi-Line Insurance – 0.4%
American International Group Inc.	7,687	471,905
Assurant Inc.	500	47,760
Loews Corp.	2,362	113,045
The Hartford Financial Services Group Inc.	3,244	179,815
		812,525
Multi-Sector Holdings – 1.7%
Berkshire Hathaway Inc., Class B	16,422	3,010,481	(a)
Leucadia National Corp.	3,000	75,750
		3,086,231
Multi-Utilities – 1.0%
Ameren Corp.	1,942	112,325
CenterPoint Energy Inc.	3,718	108,603
CMS Energy Corp.	2,400	111,168
Consolidated Edison Inc.	2,555	206,137
Dominion Energy Inc.	5,382	414,037
DTE Energy Co.	1,566	168,126
NiSource Inc.	2,515	64,359
Public Service Enterprise Group Inc.	4,192	193,880
SCANA Corp.	1,100	53,339

	Number of Shares	Fair Value
Sempra Energy	2,132	$243,325
WEC Energy Group Inc.	2,774	174,152
		1,849,451
Office REITs – 0.2%
Alexandria Real Estate Equities Inc.	800	95,176
Boston Properties Inc.	1,298	159,498
SL Green Realty Corp.	800	81,056
Vornado Realty Trust	1,511	116,166
		451,896
Oil & Gas Drilling – 0.0%*
Helmerich & Payne Inc.	900	46,899
Oil & Gas Equipment & Services – 0.8%
Baker Hughes a GE Co.	3,681	134,798
Halliburton Co.	7,250	333,717
National Oilwell Varco Inc.	3,346	119,553
Schlumberger Ltd.	11,971	835,097
TechnipFMC PLC	4,286	119,665	(a)
		1,542,830
Oil & Gas Exploration & Production – 1.4%
Anadarko Petroleum Corp.	4,757	232,379
Apache Corp.	3,448	157,918
Cabot Oil & Gas Corp.	3,600	96,300
Chesapeake Energy Corp.	5,615	24,145	(a)
Cimarex Energy Co.	900	102,303
Concho Resources Inc.	1,300	171,236	(a)
ConocoPhillips	10,640	532,532
Devon Energy Corp.	4,692	172,243
EOG Resources Inc.	4,900	474,026
EQT Corp.	1,514	98,773
Hess Corp.	2,449	114,834
Marathon Oil Corp.	7,042	95,490
Newfield Exploration Co.	1,300	38,571	(a)
Noble Energy Inc.	3,700	104,932
Pioneer Natural Resources Co.	1,500	221,310
Range Resources Corp.	1,800	35,226
		2,672,218
Oil & Gas Refining & Marketing – 0.5%
Andeavor	1,314	135,539
Marathon Petroleum Corp.	4,390	246,191
Phillips 66	3,561	326,224
Valero Energy Corp.	3,828	294,488
		1,002,442
Oil & Gas Storage & Transportation – 0.4%
Kinder Morgan Inc.	16,837	322,933
ONEOK Inc.	3,400	188,394
The Williams Companies Inc.	6,871	206,199
		717,526
Packaged Foods & Meats – 1.1%
Campbell Soup Co.	1,615	75,614
Conagra Brands Inc.	3,254	109,790
General Mills Inc.	4,836	250,311
Hormel Foods Corp.	2,400	77,136
Kellogg Co.	2,190	136,590
McCormick & Company Inc.	900	92,376
Mondelez International Inc., Class A	13,003	528,702
The Hershey Co.	1,216	132,751
The JM Smucker Co.	947	99,369
The Kraft Heinz Co.	5,095	395,117
Tyson Foods Inc., Class A	2,584	182,043
		2,079,799
Paper Packaging – 0.3%
Avery Dennison Corp.	854	83,982
International Paper Co.	3,430	194,893
Packaging Corporation of America	800	91,744
Sealed Air Corp.	1,731	73,948
WestRock Co.	2,175	123,388
		567,955
Personal Products – 0.1%
Coty Inc., Class A	4,445	73,476
The Estee Lauder Companies Inc., Class A	1,879	202,631
		276,107
Pharmaceuticals – 4.8%
Allergan PLC	2,851	584,312	(c)

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Bristol-Myers Squibb Co.	13,984	$891,340
Eli Lilly & Co.	8,254	706,047
Johnson & Johnson	23,021	2,992,960
Merck & Company Inc.	23,368	1,496,253
Mylan N.V.	3,904	122,469	(a)
Perrigo Company PLC	1,275	107,929
Pfizer Inc.	50,886	1,816,630
Zoetis Inc.	4,146	264,349
		8,982,289
Property & Casualty Insurance – 0.9%
Chubb Ltd.	4,061	578,896
Cincinnati Financial Corp.	1,392	106,585
The Allstate Corp.	3,186	292,825
The Progressive Corp.	4,873	235,951
The Travelers Companies Inc.	2,467	302,257
XL Group Ltd.	2,456	96,889
		1,613,403
Publishing – 0.0%*
News Corp., Class A	3,400	45,084
Railroads – 0.9%
CSX Corp.	7,902	428,763
Kansas City Southern	900	97,812
Norfolk Southern Corp.	2,445	323,327
Union Pacific Corp.	6,856	795,090
		1,644,992
Real Estate Services – 0.1%
CBRE Group Inc., Class A	2,573	97,465	(a)
Regional Banks – 1.3%
BB&T Corp.	7,137	335,011
Citizens Financial Group Inc.	4,600	174,202
Comerica Inc.	1,556	118,660
Fifth Third Bancorp	6,750	188,865
Huntington Bancshares Inc.	9,534	133,095
KeyCorp	9,028	169,907
M&T Bank Corp.	1,290	207,742
People’s United Financial Inc.	3,200	58,048
Regions Financial Corp.	9,968	151,813
SunTrust Banks Inc.	4,129	246,790
The PNC Financial Services Group Inc.	4,139	557,813
Zions Bancorporation	1,900	89,642
		2,431,588
Reinsurance – 0.0%*
Everest Re Group Ltd.	300	68,517
Research & Consulting Services – 0.3%
Equifax Inc.	1,046	110,865
IHS Markit Ltd.	2,800	123,424	(a)
Nielsen Holdings PLC	2,928	121,366
Verisk Analytics Inc.	1,400	116,466	(a)
		472,121
Residential REITs – 0.4%
Apartment Investment & Management Co., Class A	1,477	64,781
AvalonBay Communities Inc.	1,172	209,108
Equity Residential	3,108	204,911
Essex Property Trust Inc.	500	127,015
Mid-America Apartment Communities Inc.	900	96,192
UDR Inc.	2,500	95,075
		797,082
Restaurants – 1.1%
Chipotle Mexican Grill Inc.	260	80,036	(a)
Darden Restaurants Inc.	1,029	81,064
McDonald’s Corp.	6,988	1,094,880
Starbucks Corp.	12,424	667,293
Yum! Brands Inc.	2,874	211,555
		2,134,828
Retail REITs – 0.5%
Federal Realty Investment Trust	600	74,526
GGP Inc.	5,300	110,081
Kimco Realty Corp.	3,931	76,851
Realty Income Corp.	2,400	137,256
Regency Centers Corp.	1,299	80,590

	Number of Shares	Fair Value
Simon Property Group Inc.	2,679	$431,346
The Macerich Co.	1,144	62,885
		973,535
Semiconductor Equipment – 0.5%
Applied Materials Inc.	9,156	476,936
KLA-Tencor Corp.	1,378	146,068
Lam Research Corp.	1,347	249,249
		872,253
Semiconductors – 3.2%
Advanced Micro Devices Inc.	6,600	84,150	(a)
Analog Devices Inc.	3,087	266,007
Broadcom Ltd.	3,384	820,755
Intel Corp.	40,504	1,542,392
Microchip Technology Inc.	1,800	161,604
Micron Technology Inc.	8,826	347,127	(a)
NVIDIA Corp.	5,138	918,520
Qorvo Inc.	1,100	77,748	(a)
QUALCOMM Inc.	12,768	661,893
Skyworks Solutions Inc.	1,500	152,850
Texas Instruments Inc.	8,609	771,711
Xilinx Inc.	2,087	147,822
		5,952,579
Soft Drinks – 1.7%
Dr Pepper Snapple Group Inc.	1,500	132,705
Monster Beverage Corp.	3,338	184,424	(a)
PepsiCo Inc.	12,167	1,355,769
The Coca-Cola Co.	33,070	1,488,481
		3,161,379
Specialized Consumer Services – 0.0%*
H&R Block Inc.	1,579	41,812
Specialized REITs – 1.1%
American Tower Corp.	3,591	490,818
Crown Castle International Corp.	3,300	329,934
Digital Realty Trust Inc.	1,700	201,161
Equinix Inc.	646	288,310
Extra Space Storage Inc.	1,000	79,920
Iron Mountain Inc.	1,886	73,365
Public Storage	1,230	263,208
SBA Communications Corp.	1,000	144,050	(a)
Weyerhaeuser Co.	6,685	227,490
		2,098,256
Specialty Chemicals – 0.5%
Albemarle Corp.	900	122,679
Ecolab Inc.	2,302	296,060
International Flavors & Fragrances Inc.	647	92,463
PPG Industries Inc.	2,210	240,139
The Sherwin-Williams Co.	663	237,380
		988,721
Specialty Stores – 0.2%
Signet Jewelers Ltd.	600	39,930
Tiffany & Co.	904	82,969
Tractor Supply Co.	1,137	71,961
Ulta Salon Cosmetics & Fragrance Inc.	500	113,030	(a)
		307,890
Steel – 0.1%
Nucor Corp.	2,859	160,218
Systems Software – 3.5%
CA Inc.	2,703	90,226
Microsoft Corp.	66,008	4,916,936
Oracle Corp.	25,597	1,237,615
Red Hat Inc.	1,600	177,376	(a)
Symantec Corp.	5,472	179,536
		6,601,689
Technology Hardware, Storage & Peripherals – 4.2%
Apple Inc.	44,074	6,792,685
Hewlett Packard Enterprise Co.	14,719	216,517
HP Inc.	14,800	295,408
NetApp Inc.	2,170	94,959
Seagate Technology PLC	2,532	83,986
Western Digital Corp.	2,477	214,013
Xerox Corp.	1,811	60,288
		7,757,856
Tires & Rubber – 0.0%*
The Goodyear Tire & Rubber Co.	2,019	67,132

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Tobacco – 1.3%
Altria Group Inc.	16,439	$1,042,561
Philip Morris International Inc.	13,283	1,474,546
		2,517,107
Trading Companies & Distributors – 0.2%
Fastenal Co.	2,700	123,066
United Rentals Inc.	800	110,992	(a)
WW Grainger Inc.	482	86,640
		320,698
Trucking – 0.0%*
JB Hunt Transport Services Inc.	720	79,978
Water Utilities – 0.1%
American Water Works Company Inc.	1,400	113,274
Total Common Stock (Cost $85,175,908)		184,493,275

Other Information:

The Fund had the following long futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2017	20	$2,490,275	$2,516,100	$25,365

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(d)	Coupon amount represents effective yield.
(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.
*	Less than 0.05%.

Abbreviation:

REIT	Real Estate Investment Trust

Affiliate Table

		Fair Value
Short-Term Investments – 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $2,392,714)	2,392,714	$2,392,714	(d,e)

Total Investments (Cost $87,568,622)		186,885,989

Other Assets and Liabilities, net – 0.0%		46,506

NET ASSETS – 100.0%		$186,932,495

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	3,311	$257,331	$—	$16,062	1,898	54,058	3,111	$297,225	$3,747
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,654,858	3,654,858	15,419,104	16,681,248	—	—	2,392,714	2,392,714	8,799

TOTAL		$3,912,189	$15,419,104	$16,697,310	$1,898	$54,058		$2,689,939	$12,546

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$184,493,275	$—	$—	$184,493,275
Short-Term Investments	2,392,714	—	—	2,392,714

Total Investments in Securities	$186,885,989	$—	$—	$186,885,989

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$25,365	$—	$—	$25,365

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.2% †

Application Software – 4.3%
Intuit Inc.	3,339	$474,606
salesforce.com Inc.	11,791	1,101,515	(a)
		1,576,121
Biotechnology – 10.2%
Alexion Pharmaceuticals Inc.	8,764	1,229,502	(a)
Amgen Inc.	5,843	1,089,427
Biogen Inc.	1,945	609,018	(a)
Vertex Pharmaceuticals Inc.	4,988	758,376	(a)
		3,686,323
Cable & Satellite – 8.3%
Charter Communications Inc., Class A	2,296	834,412	(a)
Comcast Corp., Class A	17,946	690,562
Liberty Global PLC, Class C	34,014	1,112,258	(a)
Sirius XM Holdings Inc.	64,688	357,078
		2,994,310
Data Processing & Outsourced Services – 6.1%
PayPal Holdings Inc.	6,260	400,828	(a,b)
Visa Inc., Class A	17,195	1,809,602
		2,210,430
Financial Exchanges & Data – 7.8%
CME Group Inc.	10,851	1,472,264
S&P Global Inc.	8,556	1,337,388
		2,809,652
Healthcare Equipment – 5.0%
Boston Scientific Corp.	22,747	663,530	(a)
Medtronic PLC	14,673	1,141,119
		1,804,649
Healthcare Supplies – 1.4%
The Cooper Companies Inc.	2,212	524,487
Internet & Direct Marketing Retail – 3.6%
Amazon.com Inc.	1,356	1,303,591	(a)
Internet Software & Services – 12.1%
Alibaba Group Holding Ltd. ADR	3,057	527,975	(a)
Alphabet Inc., Class A	396	385,593	(a)
Alphabet Inc., Class C	1,911	1,832,859	(a)
Facebook Inc., Class A	9,553	1,632,321	(a)
		4,378,748
Investment Banking & Brokerage – 4.3%
The Charles Schwab Corp.	35,474	1,551,633
Movies & Entertainment – 2.1%
The Walt Disney Co.	7,795	768,353

Other Information:

The Fund had the following short futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2017	4	$(496,034)	$(503,220)	$(7,180)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.

	Number of Shares	Fair Value
Oil & Gas Equipment & Services – 1.7%
Schlumberger Ltd.	8,973	$625,956
Pharmaceuticals – 3.5%
Allergan PLC	6,261	1,283,192
Regional Banks – 1.7%
First Republic Bank	6,051	632,087
Restaurants – 0.9%
Starbucks Corp.	5,738	308,188
Semiconductor Equipment – 2.4%
Applied Materials Inc.	16,694	869,590
Semiconductors – 2.1%
Broadcom Ltd.	3,176	770,307
Soft Drinks – 3.5%
PepsiCo Inc.	11,463	1,277,322
Specialized REITs – 3.3%
American Tower Corp.	8,765	1,198,000
Specialty Chemicals – 1.1%
Albemarle Corp.	2,921	398,162
Systems Software – 3.3%
Microsoft Corp.	16,068	1,196,905
Technology Hardware, Storage & Peripherals – 5.9%
Apple Inc.	13,756	2,120,075
Trading Companies & Distributors – 3.6%
United Rentals Inc.	9,390	1,302,769	(a)
Total Common Stock (Cost $22,801,959)		35,590,850

Short-Term Investments – 2.0%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $712,974)	712,974	712,974	(c,d)

Total Investments (Cost $23,514,933)		36,303,824

Liabilities in Excess of Other Assets, net – (0.2)%		(61,574)

NET ASSETS – 100.0%		$36,242,250

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	535,474	$535,474	$5,678,619	$5,501,119	—	—	712,974	$712,974	$5,092

TOTAL		$535,474	$5,678,619	$5,501,119	$—	$—		$712,974	$5,092

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$35,590,850	$—	$—	$35,590,850
Short-Term Investments	712,974	—	—	712,974

Total Investments in Securities	$36,303,824	$—	$—	$36,303,824

Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(7,180)	$—	$—	$(7,180)

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 94.4% †

Aerospace & Defense – 0.6%
Teledyne Technologies Inc.	1,494	$237,815	(a)
Agricultural & Farm Machinery – 0.6%
AGCO Corp.	3,201	236,138	(b)
Agricultural Products – 0.9%
Darling Ingredients Inc.	21,655	379,396	(a)
Air Freight & Logistics – 0.1%
Hub Group Inc., Class A	565	24,267	(a)
Airlines – 0.0%*
Hawaiian Holdings Inc.	450	16,897	(a)
Alternative Carriers – 0.1%
Vonage Holdings Corp.	2,740	22,304	(a)
Apparel Retail – 0.6%
American Eagle Outfitters Inc.	888	12,698
Burlington Stores Inc.	989	94,410	(a)
Francesca’s Holdings Corp.	1,400	10,304	(a)
Genesco Inc.	1,282	34,101	(a)
The Buckle Inc.	4,095	69,001
The Children’s Place Inc.	250	29,538
		250,052
Apparel, Accessories & Luxury Goods – 0.3%
G-III Apparel Group Ltd.	4,826	140,051	(a)
Application Software – 4.5%
ACI Worldwide Inc.	10,178	231,855	(a,b)
Blackbaud Inc.	6,234	547,345
Guidewire Software Inc.	3,800	295,868	(a)
Paylocity Holding Corp.	1,289	62,929	(a)
PTC Inc.	2,927	164,732	(a)
RealPage Inc.	7,766	309,863	(a)
SS&C Technologies Holdings Inc.	5,335	214,200
Zix Corp.	5,300	25,917	(a)
		1,852,709
Asset Management & Custody Banks – 0.7%
Cohen & Steers Inc.	866	34,198
Financial Engines Inc.	6,900	239,775
OM Asset Management PLC	1,707	25,469
		299,442
Auto Parts & Equipment – 1.4%
American Axle & Manufacturing Holdings Inc.	1,324	23,276	(a)
Cooper-Standard Holdings Inc.	423	49,055	(a)
Gentherm Inc.	787	29,237	(a)
LCI Industries	682	79,010
Standard Motor Products Inc.	989	47,719
Stoneridge Inc.	2,196	43,503	(a)
Tenneco Inc.	4,596	278,839
Tower International Inc.	886	24,099
		574,738
Automobile Manufacturers – 0.7%
Thor Industries Inc.	2,051	258,241
Winnebago Industries Inc.	1,130	50,568
		308,809
Automotive Retail – 1.2%
America’s Car-Mart Inc.	1,006	41,372	(a)
Asbury Automotive Group Inc.	385	23,523	(a)
Group 1 Automotive Inc.	1,858	134,631
Murphy USA Inc.	4,183	288,627	(a)
		488,153
Biotechnology – 0.6%
MiMedx Group Inc.	1,500	17,820	(a)
Repligen Corp.	5,583	213,941	(a)
		231,761
Brewers – 0.5%
Craft Brew Alliance Inc.	1,144	20,077	(a)
The Boston Beer Company Inc., Class A	1,125	175,725	(a)
		195,802
Building Products – 0.8%
American Woodmark Corp.	480	46,200	(a)
Apogee Enterprises Inc.	710	34,265

	Number of Shares	Fair Value
Builders FirstSource Inc.	3,597	$64,710	(a)
Continental Building Products Inc.	684	17,784	(a)
Insteel Industries Inc.	287	7,493
Masonite International Corp.	214	14,809	(a)
NCI Building Systems Inc.	1,496	23,338	(a)
Patrick Industries Inc.	200	16,820	(a)
Ply Gem Holdings Inc.	1,419	24,194	(a)
Trex Company Inc.	399	35,938	(a)
Universal Forest Products Inc.	603	59,190
		344,741
Casinos & Gaming – 0.0%*
Pinnacle Entertainment Inc.	843	17,964	(a)
Commercial Printing – 0.3%
Brady Corp., Class A	2,300	87,285
Deluxe Corp.	372	27,141
LSC Communications Inc.	564	9,312
		123,738
Commodity Chemicals – 0.3%
AdvanSix Inc.	1,039	41,301	(a)
Koppers Holdings Inc.	575	26,536	(a)
Trinseo S.A.	572	38,381
		106,218
Communications Equipment – 0.2%
ADTRAN Inc.	1,508	36,192
Lumentum Holdings Inc.	514	27,936	(a)
		64,128
Construction & Engineering – 0.5%
Aegion Corp.	2,746	63,927	(a)
Argan Inc.	438	29,455
Dycom Industries Inc.	726	62,349	(a)
EMCOR Group Inc.	353	24,491
MasTec Inc.	622	28,861	(a)
		209,083
Construction Machinery & Heavy Trucks – 1.9%
Alamo Group Inc.	587	63,026
Astec Industries Inc.	1,064	59,594
Federal Signal Corp.	14,511	308,794
The Greenbrier Companies Inc.	465	22,390
Trinity Industries Inc.	9,190	293,161
Wabash National Corp.	2,107	48,082
		795,047
Construction Materials – 0.1%
Summit Materials Inc., Class A	1,164	37,283	(a)
Consumer Finance – 0.1%
Enova International Inc.	2,360	31,742	(a)
Data Processing & Outsourced Services – 1.9%
Broadridge Financial Solutions Inc.	2,916	235,671
Cardtronics PLC, Class A	450	10,355	(a)
Cass Information Systems Inc.	256	16,241
CoreLogic Inc.	4,302	198,838	(a)
EVERTEC Inc.	1,369	21,699
MAXIMUS Inc.	411	26,509
Travelport Worldwide Ltd.	1,702	26,721
WEX Inc.	2,200	246,884	(a)
		782,918
Distributors – 0.6%
LKQ Corp.	7,182	258,480	(a)
Diversified Metals & Mining – 0.3%
Compass Minerals International Inc.	1,646	106,825
Diversified Real Estate Activities – 0.0%*
The RMR Group Inc., Class A	350	17,972
Diversified REITs – 0.2%
American Assets Trust Inc.	580	23,067
Gramercy Property Trust	1,353	40,928
		63,995
Diversified Support Services – 1.7%
Healthcare Services Group Inc.	4,916	265,317
Ritchie Bros Auctioneers Inc.	12,008	379,693
UniFirst Corp.	219	33,178
Viad Corp.	527	32,094
		710,282
Education Services – 0.6%
Capella Education Co.	350	24,552

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Grand Canyon Education Inc.	300	$27,246	(a)
K12 Inc.	10,459	186,589	(a)
		238,387
Electric Utilities – 1.0%
ALLETE Inc.	432	33,389
IDACORP Inc.	3,755	330,177
PNM Resources Inc.	810	32,643
Spark Energy Inc., Class A	1,400	21,000
		417,209
Electrical Components & Equipment – 0.2%
Atkore International Group Inc.	961	18,749	(a)
EnerSys	406	28,083
Regal Beloit Corp.	503	39,737
		86,569
Electronic Components – 0.8%
Belden Inc.	593	47,754
Littelfuse Inc.	1,359	266,201
		313,955
Electronic Equipment & Instruments – 1.0%
Coherent Inc.	230	54,089	(a)
Control4 Corp.	2,302	67,817	(a)
National Instruments Corp.	1,425	60,092
VeriFone Systems Inc.	7,005	142,061	(a)
Zebra Technologies Corp., Class A	848	92,076	(a)
		416,135
Electronic Manufacturing Services – 0.3%
Benchmark Electronics Inc.	420	14,343	(a)
KEMET Corp.	1,329	28,082	(a)
Methode Electronics Inc.	524	22,191
Plexus Corp.	772	43,294	(a)
TTM Technologies Inc.	1,786	27,451	(a)
		135,361
Environmental & Facilities Services – 0.8%
Clean Harbors Inc.	5,855	331,978	(a)
Food Distributors – 0.7%
Performance Food Group Co.	3,860	109,045	(a)
SpartanNash Co.	6,679	176,125
		285,170
Food Retail – 0.1%
Casey’s General Stores Inc.	250	27,362
Footwear – 1.5%
Deckers Outdoor Corp.	2,257	154,402	(a)
Skechers U.S.A. Inc., Class A	1,613	40,470	(a)
Wolverine World Wide Inc.	14,300	412,555
		607,427
Forest Products – 0.1%
Boise Cascade Co.	948	33,085	(a)
Louisiana-Pacific Corp.	1,060	28,705	(a)
		61,790
Gas Utilities – 0.1%
South Jersey Industries Inc.	769	26,554
General Merchandise Stores – 0.1%
Big Lots Inc.	482	25,821
Health Care REITs – 0.3%
CareTrust REIT Inc.	1,002	19,078
Omega Healthcare Investors Inc.	3,336	106,452
		125,530
Healthcare Distributors – 0.1%
Aceto Corp.	3,200	35,936	(b)
Owens & Minor Inc.	233	6,804
		42,740
Healthcare Equipment – 4.9%
Cantel Medical Corp.	1,500	141,255
Cardiovascular Systems Inc.	6,000	168,900	(a)
CONMED Corp.	5,100	267,597
Heska Corp.	320	28,189	(a)
Hill-Rom Holdings Inc.	4,238	313,612
Insulet Corp.	3,400	187,272	(a)
Integra LifeSciences Holdings Corp.	7,400	373,552	(a)
LeMaitre Vascular Inc.	1,500	56,130
LivaNova PLC	317	22,209	(a)
Masimo Corp.	700	60,592	(a)
Natus Medical Inc.	345	12,937	(a)

	Number of Shares	Fair Value
NuVasive Inc.	4,600	$255,116	(a)
Orthofix International N.V.	250	11,813	(a)
Penumbra Inc.	1,350	121,905	(a)
		2,021,079
Healthcare Facilities – 0.4%
Acadia Healthcare Company Inc.	2,085	99,580	(a,b)
HealthSouth Corp.	456	21,136
Select Medical Holdings Corp.	1,632	31,334	(a)
		152,050
Healthcare Services – 1.7%
Addus HomeCare Corp.	400	14,120	(a)
Almost Family Inc.	350	18,795	(a)
AMN Healthcare Services Inc.	1,136	51,915	(a)
BioTelemetry Inc.	1,900	62,700	(a)
Diplomat Pharmacy Inc.	1,481	30,672	(a)
Envision Healthcare Corp.	5,643	253,653	(a)
LHC Group Inc.	400	28,368	(a)
MEDNAX Inc.	4,812	207,493	(a)
RadNet Inc.	2,600	30,030	(a)
		697,746
Healthcare Supplies – 0.8%
Endologix Inc.	10,751	47,950	(a)
ICU Medical Inc.	1,200	223,020	(a)
Lantheus Holdings Inc.	1,700	30,260	(a)
Merit Medical Systems Inc.	821	34,769	(a)
		335,999
Healthcare Technology – 1.7%
HMS Holdings Corp.	10,919	216,851	(a)
Medidata Solutions Inc.	3,200	249,792	(a)
Omnicell Inc.	4,600	234,830	(a)
		701,473
Home Building – 0.4%
Installed Building Products Inc.	364	23,587	(a)
LGI Homes Inc.	568	27,588	(a)
Taylor Morrison Home Corp., Class A	1,140	25,137	(a)
TopBuild Corp.	1,255	81,788	(a)
		158,100
Home Furnishing Retail – 0.4%
Aaron’s Inc.	3,612	157,592	(b)
Select Comfort Corp.	800	24,840	(a)
		182,432
Home Furnishings – 0.1%
Tempur Sealy International Inc.	484	31,228	(a)
Hotel & Resort REITs – 0.4%
Ashford Hospitality Trust Inc.	1,977	13,187
Chatham Lodging Trust	1,003	21,384
LaSalle Hotel Properties	675	19,588
RLJ Lodging Trust	5,855	128,810
		182,969
Hotels, Resorts & Cruise Lines – 0.3%
ILG Inc.	4,745	126,834
Household Appliances – 0.6%
Helen of Troy Ltd.	2,527	244,866	(a)
Household Products – 0.0%*
Energizer Holdings Inc.	223	10,269
Housewares & Specialties – 0.0%*
Tupperware Brands Corp.	279	17,248
Human Resource & Employment Services – 0.2%
Insperity Inc.	375	33,000
Kforce Inc.	1,000	20,200
TriNet Group Inc.	742	24,946	(a)
TrueBlue Inc.	900	20,205	(a)
		98,351
Industrial Machinery – 7.8%
Actuant Corp., Class A	16,552	423,731	(b)
Altra Industrial Motion Corp.	653	31,409
Barnes Group Inc.	3,550	250,062
Crane Co.	1,561	124,864
Franklin Electric Company Inc.	747	33,503
John Bean Technologies Corp.	1,500	151,650
Kennametal Inc.	740	29,852
LB Foster Co., Class A	1,050	23,888
Luxfer Holdings PLC ADR	3,647	45,405

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Lydall Inc.	4,300	$246,390	(a)
Mueller Industries Inc.	4,731	165,348
Nordson Corp.	949	112,457
Standex International Corp.	2,450	260,190
The Gorman-Rupp Co.	1,700	55,369
The Timken Co.	5,844	283,726
TriMas Corp.	7,100	191,700	(a)
Watts Water Technologies Inc., Class A	1,758	121,654
Welbilt Inc.	12,600	290,430	(a)
Woodward Inc.	4,800	372,528
		3,214,156
Industrial REITs – 0.2%
Rexford Industrial Realty Inc.	1,492	42,701
STAG Industrial Inc.	1,512	41,535
		84,236
Internet & Direct Marketing Retail – 0.1%
Nutrisystem Inc.	500	27,950
Internet Software & Services – 3.0%
Autobytel Inc.	1,800	12,402	(a)
Cornerstone OnDemand Inc.	5,953	241,751	(a)
LogMeIn Inc.	2,800	308,140
New Relic Inc.	5,700	283,860	(a)
NIC Inc.	10,992	188,513
Okta Inc.	1,800	50,778	(a)
Q2 Holdings Inc.	1,800	74,970	(a)
Stamps.com Inc.	145	29,384	(a)
The Meet Group Inc.	2,500	9,100	(a)
Web.com Group Inc.	1,400	35,000	(a)
		1,233,898
Investment Banking & Brokerage – 1.4%
Evercore Inc., Class A	305	24,476
Greenhill & Company Inc.	2,204	36,586
Houlihan Lokey Inc.	1,042	40,773
Moelis & Co., Class A	643	27,681
Piper Jaffray Cos.	699	41,486
Raymond James Financial Inc.	4,162	350,982
Stifel Financial Corp.	987	52,765
		574,749
IT Consulting & Other Services – 0.2%
Perficient Inc.	1,195	23,506	(a)
Science Applications International Corp.	323	21,592
The Hackett Group Inc.	1,400	21,266
Virtusa Corp.	477	18,021	(a)
		84,385
Leisure Products – 0.9%
Brunswick Corp.	338	18,918
Malibu Boats Inc., Class A	700	22,148	(a)
MCBC Holdings Inc.	1,300	26,494	(a)
Nautilus Inc.	1,214	20,516	(a)
Polaris Industries Inc.	2,879	301,230
		389,306
Life Sciences Tools & Services – 2.0%
Bruker Corp.	4,919	146,340
Cambrex Corp.	822	45,210	(a)
Charles River Laboratories International Inc.	315	34,026	(a)
ICON PLC	2,196	250,081	(a)
INC Research Holdings Inc., Class A	5,818	304,281	(a)
PAREXEL International Corp.	138	12,155	(a)
PRA Health Sciences Inc.	450	34,277	(a)
		826,370
Managed Healthcare – 1.0%
Centene Corp.	2,788	269,794	(a)
Magellan Health Inc.	596	51,435	(a)
Molina Healthcare Inc.	1,134	77,974	(a)
		399,203
Marine – 0.0%*
Kirby Corp.	307	20,247	(a)
Multi-Line Insurance – 0.3%
Horace Mann Educators Corp.	2,227	87,632
National General Holdings Corp.	1,100	21,021
		108,653

	Number of Shares	Fair Value
Multi-Utilities – 0.1%
Black Hills Corp.	566	$38,980
Office REITs – 0.7%
Brandywine Realty Trust	2,376	41,556
Corporate Office Properties Trust	660	21,668
Cousins Properties Inc.	24,502	228,849
		292,073
Office Services & Supplies – 0.6%
Herman Miller Inc.	800	28,720
HNI Corp.	571	23,679
Knoll Inc.	903	18,060
MSA Safety Inc.	1,300	103,363
Steelcase Inc., Class A	1,477	22,746
West Corp.	2,797	65,646
		262,214
Oil & Gas Drilling – 0.1%
Nabors Industries Ltd.	3,208	25,889
Oil & Gas Equipment & Services – 0.8%
C&J Energy Services Inc.	622	18,641	(a)
Dril-Quip Inc.	1,190	52,539	(a)
Forum Energy Technologies Inc.	5,357	85,176	(a)
Natural Gas Services Group Inc.	917	26,043	(a)
Oil States International Inc.	6,460	163,761	(a)
		346,160
Oil & Gas Exploration & Production – 1.5%
Callon Petroleum Co.	4,359	48,995	(a)
Carrizo Oil & Gas Inc.	4,518	77,393	(a)
Newfield Exploration Co.	9,921	294,356	(a)
Rice Energy Inc.	787	22,776	(a)
Ring Energy Inc.	2,710	39,268	(a)
SM Energy Co.	7,470	132,518
		615,306
Packaged Foods & Meats – 3.3%
Amplify Snack Brands Inc.	7,200	51,048	(a)
B&G Foods Inc.	6,400	203,840
Cal-Maine Foods Inc.	719	29,551	(a)
J&J Snack Foods Corp.	500	65,650
Sanderson Farms Inc.	1,915	309,311
Snyder’s-Lance Inc.	10,300	392,842
TreeHouse Foods Inc.	4,700	318,331	(a)
		1,370,573
Paper Packaging – 0.4%
Packaging Corporation of America	1,390	159,405
Paper Products – 0.1%
Neenah Paper Inc.	532	45,513
Personal Products – 0.5%
elf Beauty Inc.	7,700	173,635	(a)
USANA Health Sciences Inc.	359	20,714	(a)
		194,349
Pharmaceuticals – 1.8%
ANI Pharmaceuticals Inc.	700	36,743	(a)
Catalent Inc.	4,748	189,540	(a)
Corcept Therapeutics Inc.	4,100	79,130	(a)
Depomed Inc.	1,000	5,790	(a)
Horizon Pharma PLC	900	11,412	(a)
Innoviva Inc.	1,700	24,004	(a)
Phibro Animal Health Corp., Class A	1,045	38,717
Prestige Brands Holdings Inc.	3,918	196,253	(a)
Sucampo Pharmaceuticals Inc., Class A	1,800	21,240	(a)
Supernus Pharmaceuticals Inc.	3,900	156,000	(a)
		758,829
Property & Casualty Insurance – 1.8%
AMERISAFE Inc.	2,444	142,241
Argo Group International Holdings Ltd.	4,295	264,143
Atlas Financial Holdings Inc.	600	11,340	(a)
RLI Corp.	1,740	99,806
The Navigators Group Inc.	4,000	233,400
Universal Insurance Holdings Inc.	416	9,568
		760,498
Publishing – 1.2%
John Wiley & Sons Inc., Class A	9,138	488,883

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Railroads – 0.6%
Genesee & Wyoming Inc., Class A	3,133	$231,873	(a)
Regional Banks – 9.0%
1st Source Corp.	555	28,194
BankUnited Inc.	316	11,240
Banner Corp.	362	22,183
Bryn Mawr Bank Corp.	3,000	131,400
Camden National Corp.	639	27,886
Chemical Financial Corp.	840	43,898
Columbia Banking System Inc.	685	28,845
Community Bank System Inc.	2,400	132,600
Cullen/Frost Bankers Inc.	1,576	149,594
CVB Financial Corp.	7,600	183,692
Enterprise Financial Services Corp.	749	31,720
Equity Bancshares Inc., Class A	299	10,638	(a)
FCB Financial Holdings Inc., Class A	429	20,721	(a)
First Financial Bancorp.	401	10,486
First Financial Bankshares Inc.	2,400	108,480
First Interstate BancSystem Inc., Class A	394	15,071
Fulton Financial Corp.	10,906	204,488
German American Bancorp Inc.	2,800	106,484
Great Southern Bancorp Inc.	532	29,606
Home BancShares Inc.	1,810	45,648
Hope Bancorp Inc.	1,133	20,066
IBERIABANK Corp.	2,554	209,811
Independent Bank Corp.	2,000	149,300
Lakeland Financial Corp.	365	17,783
LegacyTexas Financial Group Inc.	1,396	55,728
Pinnacle Financial Partners Inc.	651	43,585
Prosperity Bancshares Inc.	4,569	300,320
Renasant Corp.	7,174	307,765
South State Corp.	213	19,181
Southwest Bancorp Inc.	938	25,842
Stock Yards Bancorp Inc.	2,400	91,200
SVB Financial Group	1,294	242,095	(a)
Texas Capital Bancshares Inc.	548	47,018	(a)
UMB Financial Corp.	2,600	193,674
Umpqua Holdings Corp.	2,262	44,132
Union Bankshares Corp.	648	22,874
United Community Banks Inc.	778	22,204
Washington Trust Bancorp Inc.	2,700	154,575
Westamerica Bancorporation	2,450	145,873
Western Alliance Bancorp	4,203	223,095	(a)
Wintrust Financial Corp.	730	57,166
		3,736,161
Reinsurance – 0.0%*
Maiden Holdings Ltd.	1,858	14,771
Research & Consulting Services – 0.3%
Huron Consulting Group Inc.	200	6,860	(a)
Resources Connection Inc.	8,233	114,439
		121,299
Residential REITs – 0.6%
Education Realty Trust Inc.	5,850	210,190
Starwood Waypoint Homes	596	21,677
		231,867
Restaurants – 1.4%
BJ’s Restaurants Inc.	600	18,270	(a)
Brinker International Inc.	659	20,996
Buffalo Wild Wings Inc.	1,162	122,824	(a)
Cracker Barrel Old Country Store Inc.	609	92,337
Dave & Buster’s Entertainment Inc.	400	20,992	(a)
El Pollo Loco Holdings Inc.	4,500	54,675	(a)
Red Robin Gourmet Burgers Inc.	141	9,447	(a)
Ruth’s Hospitality Group Inc.	1,997	41,837
Texas Roadhouse Inc.	2,674	131,400
The Cheesecake Factory Inc.	1,278	53,829
		566,607
Retail REITs – 0.0%*
Retail Opportunity Investments Corp.	1,067	20,284
Security & Alarm Services – 0.8%
The Brink’s Co.	3,954	333,124
Semiconductor Equipment – 0.6%
Advanced Energy Industries Inc.	550	44,418	(a)

	Number of Shares	Fair Value
Amkor Technology Inc.	2,500	$26,375	(a)
Brooks Automation Inc.	1,146	34,793
Ichor Holdings Ltd.	700	18,760	(a)
Rudolph Technologies Inc.	3,361	88,394	(a)
Ultra Clean Holdings Inc.	1,200	36,744	(a)
Versum Materials Inc.	544	21,118
		270,602
Semiconductors – 0.9%
Cirrus Logic Inc.	400	21,328	(a)
Microsemi Corp.	3,346	172,252	(a)
Semtech Corp.	5,293	198,752	(a)
		392,332
Specialized REITs – 0.4%
CoreSite Realty Corp.	1,020	114,138
Potlatch Corp.	913	46,563
		160,701
Specialty Chemicals – 2.9%
Ferro Corp.	1,469	32,759	(a)
HB Fuller Co.	6,432	373,442
Innospec Inc.	2,500	154,125
KMG Chemicals Inc.	806	44,233
PolyOne Corp.	5,694	227,931
Quaker Chemical Corp.	1,578	233,465
Sensient Technologies Corp.	1,835	141,148
		1,207,103
Specialty Stores – 0.1%
Hibbett Sports Inc.	2,500	35,625	(a)
Steel – 0.4%
Carpenter Technology Corp.	44	2,113
Commercial Metals Co.	6,312	120,118
Ryerson Holding Corp.	2,673	29,002	(a)
Worthington Industries Inc.	612	28,152
		179,385
Systems Software – 2.2%
Barracuda Networks Inc.	879	21,298	(a)
CommVault Systems Inc.	4,500	273,600	(a)
Gigamon Inc.	3,200	134,880	(a)
Progress Software Corp.	800	30,536
Qualys Inc.	7,400	383,320	(a)
Talend S.A. ADR	1,800	73,692	(a)
		917,326
Technology Distributors – 0.3%
ePlus Inc.	320	29,584	(a)
Insight Enterprises Inc.	301	13,822	(a)
ScanSource Inc.	415	18,115	(a)
SYNNEX Corp.	270	34,157
Tech Data Corp.	400	35,540	(a)
		131,218
Technology Hardware, Storage & Peripherals – 1.0%
Diebold Nixdorf Inc.	14,227	325,087
Pure Storage Inc., Class A	4,500	71,955	(a)
		397,042
Thrifts & Mortgage Finance – 0.2%
Dime Community Bancshares Inc.	508	10,922
Essent Group Ltd.	729	29,525	(a)
HomeStreet Inc.	1,090	29,430	(a)
Washington Federal Inc.	685	23,050
		92,927
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	925	34,595
Trading Companies & Distributors – 0.8%
Applied Industrial Technologies Inc.	4,160	273,728
BMC Stock Holdings Inc.	1,200	25,620	(a)
GMS Inc.	746	26,408	(a)
		325,756
Trucking – 0.7%
Marten Transport Ltd.	534	10,974
Old Dominion Freight Line Inc.	2,110	232,332
Saia Inc.	905	56,698	(a)
		300,004

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Water Utilities – 0.0%*
SJW Group	302	$17,093
Total Common Stock (Cost $28,928,171)		39,070,902

Other Information:

The Fund had the following long futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
CME E-mini Russell 2000 Index Futures	December 2017	9	$640,510	$671,805	$31,294

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.
*	Less than 0.05%.

Abbreviations:

ADR     American Depositary Receipt

REIT     Real Estate Investment Trust

	Number of Shares	Fair Value
Short-Term Investments – 5.7%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $2,359,036)	2,359,036	$2,359,036	(c,d)

Total Investments (Cost $31,287,207)		41,429,938

Liabilities in Excess of Other Assets, net – (0.1)%		(57,397)

NET ASSETS – 100.0%		$41,372,541

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,575,438	$2,575,438	$10,130,624	$10,347,026	—	—	2,359,036	$2,359,036	$—

TOTAL		$2,575,438	$10,130,624	$10,347,026	$—	$—		$2,359,036	$—

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$39,070,902	$—	$—	$39,070,902

Total Investments in Securities	$39,070,902	$—	$—	$39,070,902

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$31,294	$—	$—	$31,294

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.7% †
U.S. Treasuries – 30.4%
U.S. Treasury Bonds
2.25%	08/15/46	$307,600	$270,574
2.50%	05/15/46	305,000	283,519
3.75%	11/15/43	142,000	166,511
4.50%	02/15/36	118,400	152,306
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	2,063,500	2,054,235	(a)
1.25%	12/31/18	524,500	523,593	(a)
1.25%	08/31/19	406,000	404,323
1.38%	12/15/19	805,200	802,816	(a)
1.50%	08/15/20	425,000	423,755
1.63%	08/31/22	281,000	277,164
1.88%	08/31/24	206,000	202,319
2.00%	02/15/25	846,800	835,275
2.25%	08/15/27	162,000	160,918
2.38%	05/15/27	209,000	209,890	(a)
			6,767,198
Agency Mortgage Backed – 16.0%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,491	4,837	(a)
5.00%	07/01/35 - 06/01/41	156,589	170,882	(a)
5.50%	05/01/20 - 01/01/38	57,988	63,899	(a)
6.00%	07/01/19	719	727
6.00%	05/01/20 - 11/01/37	142,143	158,958	(a)
6.50%	02/01/29	72	81	(a)
6.93%	06/01/26	60,000	79,590	(a,b)
7.00%	06/01/29 - 08/01/36	29,581	32,422	(a)
7.50%	01/01/30 - 09/01/33	4,372	4,635	(a)
8.00%	11/01/30	5,446	6,083	(a)
8.50%	04/01/30	6,140	7,295	(a)
Federal National Mortgage Assoc.
3.00%	02/01/43	151,757	153,105	(a)
3.50%	11/01/42 - 08/01/45	74,483	77,081	(a)
4.00%	05/01/19 - 03/01/41	188,507	199,402	(a)
4.50%	05/01/18 - 01/01/41	363,661	390,955	(a)
5.00%	03/01/34 - 08/01/35	61,456	67,597	(a)
5.50%	06/01/20 - 01/01/39	213,656	235,886	(a)
6.00%	10/01/19 - 07/01/35	223,833	248,992	(a)
6.50%	10/01/18 - 08/01/34	30,654	34,000	(a)
7.00%	01/01/30 - 02/01/34	8,312	8,882	(a)
7.50%	11/01/22 - 12/01/33	24,264	25,717	(a)
8.00%	08/01/25 - 10/01/31	10,302	11,362	(a)
9.00%	12/01/22	725	775	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	981	1,009	(a,c)
Federal National Mortgage Assoc. TBA
2.50%	TBA	353,090	355,434	(d)
3.00%	TBA	578,232	585,350	(d)
3.50%	TBA	42,192	43,494	(d)
Government National Mortgage Assoc.
3.50%	05/20/43	50,690	52,897	(a)
4.00%	01/20/41 - 04/20/43	171,870	182,504	(a)
4.50%	08/15/33 - 03/20/41	127,440	137,006	(a)
6.00%	04/15/27 - 04/15/34	110,547	126,730	(a)
6.50%	04/15/19 - 08/15/34	50,581	55,946	(a)
7.00%	01/15/28 - 10/15/36	33,441	35,915	(a)
7.50%	11/15/31	285	286	(a)
9.00%	12/15/21	264	285	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.25%	12/20/24	1,079	1,111	(a,c)
2.38%	02/20/23 - 02/20/26	3,323	3,369	(a,c)
			3,564,499
Agency Collateralized Mortgage Obligations – 1.5%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	529,490	1,113	(c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	68,888	5,374	(e)
5.50%	06/15/33	24,615	4,971	(e)
7.50%	07/15/27	2,360	367	(e)
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
4.77%	08/15/43	203,069	40,232	(c,e)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
4.87%	06/15/41 - 08/15/46	$514,534	$79,022	(c,e)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
4.97%	10/15/42	153,301	28,457	(c,e)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.37%	08/15/25	33,330	2,743	(c,e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	297	274	(f,g)
8.00%	02/01/23 - 07/01/24	971	157	(e)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
4.72%	08/15/43	147,276	29,595	(c,e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	34	33	(f,g)
1.20%	12/25/42	30,210	1,235	(c,e)
5.00%	09/25/40	32,566	3,562	(e)
7.00%	09/25/20	109	114
8.00%	05/25/22	1	17	(e)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.76%	07/25/38 - 08/25/42	383,119	73,299	(c,e)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.36%	10/25/43	142,248	32,793	(c,e)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.26%	05/25/18	1,854	18	(c,e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	21,354	18,429	(f,g)
4.50%	08/25/35 - 01/25/36	27,284	4,839	(e)
5.00%	03/25/38 - 05/25/38	15,187	2,882	(e)
5.50%	12/25/33	6,388	1,442	(e)
6.00%	01/25/35	10,808	2,153	(e)
7.50%	11/25/23	4,825	735	(e)
8.00%	08/25/23 - 07/25/24	1,917	374	(e)
8.50%	07/25/22	31	4	(e)
8.50%	07/25/22	1	—	(e,**)
9.00%	05/25/22	31	3	(e)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	29,332	1,860	(e)
5.00%	01/20/38 - 09/20/38	13,818	452	(e)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.57%	01/16/40	31,367	5,724	(c,e)
			342,273
Asset Backed – 2.6%
BA Credit Card Trust 2017-A2
1.84%	01/17/23	126,000	125,398
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	100,000	100,648
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	200,000	199,602
Citibank Credit Card Issuance Trust 2017-A8
1.86%	08/08/22	158,000	157,602
			583,250
Corporate Notes – 42.5%
21st Century Fox America Inc.
3.38%	11/15/26	7,000	7,002
4.75%	11/15/46	6,000	6,420
6.65%	11/15/37	14,000	18,439
Abbott Laboratories
2.90%	11/30/21	19,000	19,313
3.75%	11/30/26	29,000	29,765
4.90%	11/30/46	8,000	8,929
AbbVie Inc.
2.00%	11/06/18	25,000	25,080
3.20%	05/14/26	8,000	7,997
4.45%	05/14/46	10,000	10,568
ACCO Brands Corp.
5.25%	12/15/24	17,000	17,637	(h)
AES Corp.
4.88%	05/15/23	23,000	23,690
Aetna Inc.
3.50%	11/15/24	27,000	28,088
Aflac Inc.
4.00%	10/15/46	10,000	9,971
Agrium Inc.
4.90%	06/01/43	6,000	6,545
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	18,000	18,282
Alimentation Couche-Tard Inc.

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
2.70%	07/26/22	$18,000	$18,065	(h)
3.55%	07/26/27	18,000	18,154	(h)
4.50%	07/26/47	6,000	6,202	(h)
Allergan Funding SCS
3.00%	03/12/20	19,000	19,390	(a)
3.45%	03/15/22	19,000	19,698	(a)
3.80%	03/15/25	11,000	11,417	(a)
4.55%	03/15/35	7,000	7,475	(a)
4.75%	03/15/45	2,000	2,170	(a)
Altria Group Inc.
2.95%	05/02/23	19,000	19,302	(a)
4.50%	05/02/43	3,000	3,211	(a)
Amazon.com Inc.
2.80%	08/22/24	17,000	17,071	(h)
3.15%	08/22/27	10,000	10,069	(h)
3.88%	08/22/37	11,000	11,196	(h)
4.05%	08/22/47	7,000	7,130	(h)
4.25%	08/22/57	12,000	12,311	(h)
American Axle & Manufacturing Inc.
6.25%	04/01/25	16,000	16,320	(a,h)
6.50%	04/01/27	8,000	8,070	(a,h)
6.63%	10/15/22	9,000	9,293	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	10,000	10,470	(a)
American Electric Power Company Inc.
2.95%	12/15/22	36,000	36,629	(a)
American Express Co.
3.63%	12/05/24	21,000	21,683	(a)
American International Group Inc.
4.50%	07/16/44	12,000	12,525	(a)
4.80%	07/10/45	3,000	3,273	(a)
American Tower Corp. (REIT)
3.38%	10/15/26	11,000	10,863	(a)
3.40%	02/15/19	38,000	38,690	(a)
American Water Capital Corp.
2.95%	09/01/27	15,000	14,939
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	8,000	8,486
5.88%	08/20/26	12,000	12,546
Amgen Inc.
2.20%	05/22/19	40,000	40,168	(a)
2.60%	08/19/26	6,000	5,747
2.65%	05/11/22	21,000	21,172
4.56%	06/15/48	10,000	10,836	(a)
Amkor Technology Inc.
6.63%	06/01/21	21,000	21,394	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	3,000	3,188	(a)
6.20%	03/15/40	11,000	12,783	(a)
6.60%	03/15/46	3,000	3,697	(a)
Andeavor
4.75%	12/15/23	34,000	36,690	(a,h)
Anheuser-Busch InBev Finance Inc.
3.65%	02/01/26	20,000	20,689	(a)
4.70%	02/01/36	9,000	9,979
4.90%	02/01/46	14,000	15,905	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	33,000	33,258	(a)
Anthem Inc.
3.30%	01/15/23	20,000	20,584
Apache Corp.
5.10%	09/01/40	11,000	11,542	(a)
Apple Inc.
2.50%	02/09/22	11,000	11,146	(a)
2.85%	05/11/24	21,000	21,251
3.35%	02/09/27	15,000	15,428	(a)
3.45%	02/09/45	9,000	8,539	(a)
3.85%	08/04/46	20,000	20,189
4.25%	02/09/47	7,000	7,526	(a)
Applied Materials Inc.
3.30%	04/01/27	2,000	2,035
4.35%	04/01/47	7,000	7,526
Aramark Services Inc.
5.13%	01/15/24	21,000	22,294	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	25,000	23,956	(a)

		Principal Amount	Fair Value
Arconic Inc.
6.15%	08/15/20	$5,000	$5,456
Ascension Health
4.85%	11/15/53	11,000	12,672	(a)
AstraZeneca PLC
2.38%	11/16/20	8,000	8,036	(a)
3.13%	06/12/27	6,000	5,929
3.38%	11/16/25	12,000	12,216	(a)
AT&T Inc.
2.85%	02/14/23	30,000	29,831
3.00%	06/30/22	14,000	14,139	(a)
3.40%	08/14/24	8,000	8,018
3.90%	08/14/27	20,000	20,033
4.45%	04/01/24	21,000	22,315	(a)
4.50%	05/15/35	21,000	20,720	(a)
4.80%	06/15/44	15,000	14,581	(a)
4.90%	08/14/37	15,000	15,164
5.15%	02/14/50	26,000	26,184
5.25%	03/01/37	17,000	17,913	(a)
5.30%	08/14/58	10,000	10,116
5.45%	03/01/47	14,000	14,788	(a)
Bank of America Corp.
2.65%	04/01/19	25,000	25,239
3.25%	10/21/27	8,000	7,832	(a)
3.88%	08/01/25	22,000	23,069	(a)
3.95%	04/21/25	25,000	25,750	(a)
4.25%	10/22/26	14,000	14,649	(a)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	16,000	16,001	(c)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	32,000	32,575	(a,c)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	27,000	28,468	(a,c)
Bank of America Corp. (8.00% fixed rate until 01/30/18; 3.63% + 3 month USD LIBOR thereafter)
8.00%	12/31/49	34,000	34,484	(c)
Barrick North America Finance LLC
5.70%	05/30/41	5,000	5,960
BAT Capital Corp.
2.30%	08/14/20	15,000	15,065	(h)
2.76%	08/15/22	17,000	17,098	(h)
3.56%	08/15/27	10,000	10,084	(h)
4.39%	08/15/37	7,000	7,178	(h)
4.54%	08/15/47	10,000	10,261	(h)
Baxalta Inc.
2.88%	06/23/20	20,000	20,313
Becton Dickinson and Co.
2.89%	06/06/22	16,000	16,061	(a)
3.70%	06/06/27	28,000	28,319	(a)
3.73%	12/15/24	2,000	2,052	(a)
4.67%	06/06/47	5,000	5,235	(a)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	11,000	14,148
Berry Global Inc.
5.13%	07/15/23	25,000	26,157
Biogen Inc.
2.90%	09/15/20	7,000	7,167
Boardwalk Pipelines LP
4.45%	07/15/27	6,000	6,120	(a)
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,986	(a)
3.22%	11/28/23	24,000	24,564	(a)
3.28%	09/19/27	22,000	21,994
Brighthouse Financial Inc.
3.70%	06/22/27	2,000	1,963	(a,h)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%	01/15/24	22,000	22,641	(a,h)
3.88%	01/15/27	6,000	6,179	(a,h)
Buckeye Partners LP
3.95%	12/01/26	12,000	11,890	(a)
5.60%	10/15/44	7,000	7,250	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	16,000	15,985
CalAtlantic Group Inc.
5.25%	06/01/26	25,000	25,875	(a)
Calpine Corp.
5.88%	01/15/24	58,000	59,960	(a,h)

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Canadian Natural Resources Ltd.
3.85%	06/01/27	$8,000	$8,076	(a)
4.95%	06/01/47	6,000	6,335	(a)
Capital One Financial Corp.
4.20%	10/29/25	20,000	20,541	(a)
Cardinal Health Inc.
2.62%	06/15/22	6,000	5,988	(a)
3.08%	06/15/24	8,000	8,051	(a)
3.41%	06/15/27	6,000	6,014	(a)
4.37%	06/15/47	4,000	4,119	(a)
Caterpillar Inc.
4.30%	05/15/44	12,000	13,111	(a)
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,107
4.35%	11/01/42	16,000	15,008
CBL & Associates LP
5.95%	12/15/26	3,000	3,037	(a)
CBS Corp.
2.50%	02/15/23	11,000	10,851	(a)
2.90%	01/15/27	13,000	12,315	(a)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	25,000	26,532	(a,h)
Celgene Corp.
5.00%	08/15/45	12,000	13,707	(a)
Cenovus Energy Inc.
5.40%	06/15/47	3,000	2,985	(a,h)
CenterPoint Energy Inc.
2.50%	09/01/22	15,000	14,973
CenturyLink Inc.
5.80%	03/15/22	30,000	29,925	(a)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	53,000	54,060	(a,h)
CF Industries Inc.
7.13%	05/01/20	16,000	17,741
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	28,000	28,751
4.91%	07/23/25	28,000	29,959
5.38%	05/01/47	6,000	6,227	(h)
6.38%	10/23/35	5,000	5,828
6.48%	10/23/45	7,000	8,208
Chevron Corp.
3.19%	06/24/23	18,000	18,679
Church & Dwight Company Inc.
2.45%	08/01/22	7,000	6,974
3.15%	08/01/27	11,000	10,886
Cigna Corp.
3.25%	04/15/25	26,000	26,320
3.88%	10/15/47	10,000	10,000
Cimarex Energy Co.
3.90%	05/15/27	10,000	10,180
Cinemark USA Inc.
4.88%	06/01/23	18,000	18,180
Cisco Systems Inc.
2.50%	09/20/26	20,000	19,400
Citigroup Inc.
1.75%	05/01/18	29,000	29,009	(a)
2.05%	12/07/18	41,000	41,073	(a)
2.90%	12/08/21	16,000	16,194
4.45%	09/29/27	6,000	6,332
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	30,000	30,032	(c)
Citigroup Inc. (3.67% fixed rate until 07/24/27; 1.39% + 3 month USD LIBOR thereafter)
3.67%	07/24/28	19,000	19,188	(c)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	25,000	26,230	(a,c)
CMS Energy Corp.
4.88%	03/01/44	23,000	25,680
CNA Financial Corp.
3.45%	08/15/27	9,000	8,893
5.88%	08/15/20	36,000	39,286
CNH Industrial N.V.
4.50%	08/15/23	25,000	26,475
Columbia Pipeline Group Inc.
3.30%	06/01/20	13,000	13,294
Comcast Corp.
3.38%	08/15/25	17,000	17,497

		Principal Amount	Fair Value
4.20%	08/15/34	$18,000	$19,040
4.60%	08/15/45	6,000	6,598
Concho Resources Inc.
3.75%	10/01/27	5,000	5,032
4.88%	10/01/47	6,000	6,273
ConocoPhillips Co.
5.95%	03/15/46	5,000	6,481
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	15,000	14,763
Constellation Brands Inc.
2.70%	05/09/22	11,000	11,019
3.50%	05/09/27	7,000	7,069
4.50%	05/09/47	5,000	5,271
Continental Resources Inc.
5.00%	09/15/22	8,000	8,130
Corporation Andina de Fomento
2.20%	07/18/20	16,000	16,020
4.38%	06/15/22	71,000	76,678	(a)
Costco Wholesale Corp.
3.00%	05/18/27	17,000	17,002
CSX Corp.
4.50%	08/01/54	13,000	13,370
CVS Health Corp.
3.88%	07/20/25	13,000	13,555
5.13%	07/20/45	8,000	9,193
Daimler Finance North America LLC
2.38%	08/01/18	150,000	150,820	(a,h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	24,000	25,920	(h)
Danaher Corp.
4.38%	09/15/45	9,000	9,792
Dell International LLC/EMC Corp.
3.48%	06/01/19	34,000	34,663	(h)
4.42%	06/15/21	19,000	19,933	(h)
6.02%	06/15/26	11,000	12,203	(h)
8.35%	07/15/46	8,000	10,253	(h)
Delphi Automotive PLC
4.40%	10/01/46	13,000	13,104
Deutsche Bank AG
2.70%	07/13/20	32,000	32,151
3.70%	05/30/24	9,000	9,128
Devon Energy Corp.
5.00%	06/15/45	10,000	10,535
5.85%	12/15/25	10,000	11,540
Diageo Investment Corp.
2.88%	05/11/22	21,000	21,522
Discovery Communications LLC
2.20%	09/20/19	15,000	15,054
3.95%	03/20/28	15,000	14,968
5.00%	09/20/37	5,000	5,105
5.20%	09/20/47	5,000	5,085
Dollar General Corp.
1.88%	04/15/18	41,000	41,043
Dominion Energy Inc.
2.58%	07/01/20	12,000	12,072
3.63%	12/01/24	16,000	16,540
DTE Energy Co.
2.85%	10/01/26	15,000	14,351
Duke Energy Corp.
3.75%	09/01/46	10,000	9,626
Duke Energy Progress LLC
4.15%	12/01/44	15,000	15,943
Duquesne Light Holdings Inc.
3.62%	08/01/27	15,000	14,921	(h)
Eastman Chemical Co.
3.60%	08/15/22	9,000	9,357
Eaton Corp.
3.10%	09/15/27	16,000	15,827
Ecopetrol S.A.
5.88%	05/28/45	21,000	20,601
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.84%	05/01/20	13,000	13,110	(c)
Electricite de France S.A.
2.15%	01/22/19	46,000	46,179	(h)
Eli Lilly & Co.
3.10%	05/15/27	8,000	8,083

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
3.70%	03/01/45	$4,000	$4,017
3.95%	05/15/47	5,000	5,241
Embraer Netherlands Finance BV
5.40%	02/01/27	18,000	19,460
EMC Corp.
2.65%	06/01/20	39,000	38,512
Emera US Finance LP
4.75%	06/15/46	5,000	5,377
Enbridge Energy Partners LP
5.50%	09/15/40	6,000	6,322
Enbridge Inc. (5.50% fixed rate until 07/15/27; 3.42% + 3 month USD LIBOR until 07/15/47; 4.17% + 3 month USD LIBOR thereafter)
5.50%	07/15/77	12,000	12,160	(c)
Encana Corp.
3.90%	11/15/21	20,000	20,525
Energy Transfer Equity LP
5.88%	01/15/24	71,000	76,325
Energy Transfer LP
5.30%	04/15/47	7,000	7,011
6.50%	02/01/42	23,000	26,074
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23	16,000	16,754	(a)
EnLink Midstream Partners LP (6.00% fixed rate until 12/15/22; 4.11% + 3 month USD LIBOR thereafter)
6.00%	12/31/99	21,000	21,021	(c)
Entergy Louisiana LLC
3.05%	06/01/31	14,000	13,508
Enterprise Products Operating LLC
3.95%	02/15/27	15,000	15,744
EQT Corp.
3.00%	10/01/22	16,000	16,059
3.90%	10/01/27	16,000	16,010
ERP Operating LP
4.50%	07/01/44	9,000	9,628
Exelon Corp.
3.50%	06/01/22	25,000	25,730
4.45%	04/15/46	11,000	11,513
Express Scripts Holding Co.
3.40%	03/01/27	11,000	10,879
4.80%	07/15/46	6,000	6,348
Exxon Mobil Corp.
2.22%	03/01/21	15,000	15,106
3.04%	03/01/26	6,000	6,108
FedEx Corp.
4.10%	02/01/45	2,000	1,976
FirstEnergy Corp.
3.90%	07/15/27	9,000	9,167
4.85%	07/15/47	4,000	4,198
Florida Power & Light Co.
4.13%	02/01/42	21,000	22,557
Ford Motor Co.
4.35%	12/08/26	25,000	25,991
Freeport-McMoRan Inc.
3.10%	03/15/20	24,000	24,048
Frontier Communications Corp.
7.13%	03/15/19	61,000	60,390
General Dynamics Corp.
2.13%	08/15/26	9,000	8,457
General Motors Co.
5.20%	04/01/45	5,000	5,052
General Motors Financial Company Inc.
3.15%	01/15/20	26,000	26,482
5.25%	03/01/26	24,000	26,138
Georgia-Pacific LLC
3.60%	03/01/25	5,000	5,167	(h)
Gilead Sciences Inc.
1.95%	03/01/22	11,000	10,831
2.95%	03/01/27	6,000	5,941
3.65%	03/01/26	6,000	6,263
4.15%	03/01/47	12,000	12,317
Glencore Finance Canada Ltd.
5.55%	10/25/42	6,000	6,637	(h)
Glencore Funding LLC
4.00%	03/27/27	19,000	19,115	(h)
Halliburton Co.
3.80%	11/15/25	19,000	19,536
5.00%	11/15/45	12,000	13,150

		Principal Amount	Fair Value
HCA Inc.
4.75%	05/01/23	$40,000	$42,152
Hess Corp.
4.30%	04/01/27	11,000	10,942
5.60%	02/15/41	8,000	7,985
5.80%	04/01/47	6,000	6,163
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	7,417
Honeywell International Inc.
2.50%	11/01/26	6,000	5,749	(a)
Hyundai Capital America
2.13%	10/02/17	23,000	23,000	(a,h)
3.10%	04/05/22	7,000	6,965	(h)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	24,000	24,768
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	26,000	26,929	(a)
Ingles Markets Inc.
5.75%	06/15/23	21,000	20,580	(a)
Intel Corp.
2.60%	05/19/26	27,000	26,364	(a)
2.88%	05/11/24	7,000	7,084
International Flavors & Fragrances Inc.
4.38%	06/01/47	5,000	5,138
International Paper Co.
4.40%	08/15/47	11,000	11,117	(a)
Interstate Power & Light Co.
3.40%	08/15/25	10,000	10,136	(a)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	2,000	2,088	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,585	(a,h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	23,000	22,721	(a,h)
Jefferies Group LLC
5.13%	01/20/23	15,000	16,381	(a)
6.50%	01/20/43	16,000	18,340	(a)
Johnson & Johnson
3.63%	03/03/37	13,000	13,556	(a)
Johnson Controls International PLC
4.50%	02/15/47	7,000	7,425
JPMorgan Chase & Co.
2.30%	08/15/21	31,000	30,957	(a)
2.55%	10/29/20	20,000	20,224	(a)
3.30%	04/01/26	22,000	22,072	(a)
3.63%	12/01/27	13,000	13,029	(a)
JPMorgan Chase & Co. (3.22% fixed rate until 03/01/24; 1.16% + 3 month USD LIBOR thereafter)
3.22%	03/01/25	17,000	17,270	(c)
JPMorgan Chase & Co. (3.54% fixed rate until 04/25/17; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	27,000	27,305	(c)
JPMorgan Chase & Co. (3.78% fixed rate until 02/01/17; 1.34% + 3 month USD LIBOR thereafter)
3.78%	02/01/28	16,000	16,461	(c)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/17; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	14,000	14,076	(c)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/17; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	14,000	14,151	(c)
JPMorgan Chase & Co. (5.00% fixed rate until 07/01/19; 3.32% + 3 month USD LIBOR thereafter)
5.00%	12/29/49	17,000	17,289	(a,c)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	55,000	60,706	(a,c)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	16,000	16,457	(c)
KB Home
7.00%	12/15/21	25,000	27,953	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	15,000	15,180	(a)
6.38%	03/01/41	9,000	10,373	(a)
Kinder Morgan Inc.
3.05%	12/01/19	8,000	8,143
5.05%	02/15/46	9,000	9,244
5.55%	06/01/45	16,000	17,240
Kraft Heinz Foods Co.
4.38%	06/01/46	16,000	15,731
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	85,000	86,998	(a)

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
L Brands Inc.
5.63%	02/15/22	$31,000	$33,089
Lee Enterprises Inc.
9.50%	03/15/22	35,000	36,291	(h)
Lennar Corp.
4.50%	11/15/19	23,000	23,791
4.75%	05/30/25	11,000	11,488
Levi Strauss & Co.
5.00%	05/01/25	26,000	27,430
Lincoln National Corp.
3.63%	12/12/26	14,000	14,175
Lithia Motors Inc.
5.25%	08/01/25	3,000	3,113	(h)
Lockheed Martin Corp.
4.70%	05/15/46	9,000	10,075
Lowe’s Companies Inc.
3.70%	04/15/46	2,000	1,941
LYB International Finance BV
4.88%	03/15/44	7,000	7,662
LYB International Finance II BV
3.50%	03/02/27	8,000	7,973
Macy’s Retail Holdings Inc.
4.30%	02/15/43	6,000	4,839
Marathon Oil Corp.
3.85%	06/01/25	11,000	10,996
Marathon Petroleum Corp.
3.63%	09/15/24	17,000	17,319
Marsh & McLennan Companies Inc.
3.50%	03/10/25	21,000	21,659
Masco Corp.
4.38%	04/01/26	5,000	5,303
McDonald’s Corp.
3.70%	01/30/26	7,000	7,296
4.88%	12/09/45	8,000	8,995
Medtronic Inc.
4.63%	03/15/45	7,000	7,971
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	20,567
Merck & Company Inc.
2.75%	02/10/25	24,000	24,073
MetLife Inc.
4.72%	12/15/44	13,000	14,477
MGM Resorts International
4.63%	09/01/26	16,000	16,220
5.25%	03/31/20	26,000	27,529
6.63%	12/15/21	43,000	48,439
Microsoft Corp.
1.55%	08/08/21	20,000	19,634	(a)
2.40%	08/08/26	25,000	24,175	(a)
3.45%	08/08/36	11,000	11,073	(a)
4.00%	02/12/55	11,000	11,398	(a)
4.10%	02/06/37	8,000	8,713	(a)
4.25%	02/06/47	19,000	20,994	(a)
Molina Healthcare Inc.
4.88%	06/15/25	16,000	15,760	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	13,000	12,827
3.00%	07/15/26	10,000	9,740
4.20%	07/15/46	8,000	8,020
Monsanto Co.
4.70%	07/15/64	5,000	5,016
Morgan Stanley
2.45%	02/01/19	54,000	54,366	(a)
2.63%	11/17/21	26,000	26,079	(a)
2.65%	01/27/20	25,000	25,291	(a)
2.75%	05/19/22	16,000	16,080
3.70%	10/23/24	11,000	11,404	(a)
3.95%	04/23/27	29,000	29,545	(a)
Morgan Stanley (3.59% fixed rate until 07/24/17; 1.34% + 3 month USD LIBOR thereafter)
3.59%	07/22/28	28,000	28,125	(c)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	10,000	10,056	(c)
MPLX LP
5.20%	03/01/47	6,000	6,290
Murphy Oil Corp.
5.75%	08/15/25	28,000	28,804

		Principal Amount	Fair Value
Mylan N.V.
3.15%	06/15/21	$9,000	$9,156
3.95%	06/15/26	10,000	10,188
National Retail Properties Inc.
4.00%	11/15/25	20,000	20,505
Navient Corp.
8.00%	03/25/20	31,000	34,140
NCL Corporation Ltd.
4.63%	11/15/20	22,000	22,825	(h)
Newell Brands Inc.
3.85%	04/01/23	20,000	21,006
4.20%	04/01/26	8,000	8,430
5.50%	04/01/46	7,000	8,312
Newmont Mining Corp.
4.88%	03/15/42	17,000	18,194
Nexen Energy ULC
6.40%	05/15/37	11,000	14,119
NGPL PipeCo LLC
4.88%	08/15/27	2,000	2,096	(h)
Noble Energy Inc.
3.90%	11/15/24	21,000	21,524
Nordstrom Inc.
5.00%	01/15/44	2,000	1,965
Northern States Power Co.
2.20%	08/15/20	45,000	45,216
Northrop Grumman Corp.
3.85%	04/15/45	6,000	5,839
Novartis Capital Corp.
3.00%	11/20/25	3,000	3,055
4.00%	11/20/45	6,000	6,392
NRG Energy Inc.
6.25%	07/15/22	26,000	27,300
Nucor Corp.
4.13%	09/15/22	10,000	10,669
NuStar Logistics LP
4.80%	09/01/20	16,000	16,645
Occidental Petroleum Corp.
4.10%	02/15/47	10,000	10,242
Omnicom Group Inc.
3.63%	05/01/22	19,000	19,806
Oncor Electric Delivery Company LLC
3.80%	09/30/47	2,000	2,015	(h)
Oracle Corp.
1.90%	09/15/21	20,000	19,857
2.40%	09/15/23	14,000	13,923
4.00%	07/15/46	11,000	11,374
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	70,261
PacifiCorp
6.25%	10/15/37	12,000	16,068
Parker-Hannifin Corp.
3.25%	03/01/27	46,000	46,283	(h)
PepsiCo Inc.
3.45%	10/06/46	6,000	5,691
Petroleos Mexicanos
4.50%	01/23/26	43,000	42,896	(a)
5.38%	03/13/22	25,000	26,706	(a,h)
5.63%	01/23/46	10,000	9,324	(a)
6.38%	01/23/45	12,000	12,247	(a)
6.50%	03/13/27	25,000	27,690	(h)
6.75%	09/21/47	20,000	21,322
PetSmart Inc.
5.88%	06/01/25	20,000	17,450	(h)
Pfizer Inc.
3.00%	12/15/26	16,000	16,202
4.13%	12/15/46	11,000	11,790
4.40%	05/15/44	6,000	6,659
Philip Morris International Inc.
4.13%	03/04/43	15,000	15,344
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	8,000	7,234
5.75%	01/15/20	10,000	10,642
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	5,000	5,212	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	34,000	33,475	(a)

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Precision Castparts Corp.
4.38%	06/15/45	$14,000	$15,354	(a)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	8,000	8,136	(c)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	21,000	22,740	(a,c)
Public Service Electric & Gas Co.
2.38%	05/15/23	48,000	47,688	(a)
PulteGroup Inc.
4.25%	03/01/21	10,000	10,426	(a)
5.50%	03/01/26	20,000	21,808	(a)
QUALCOMM Inc.
2.10%	05/20/20	13,000	13,054
2.90%	05/20/24	7,000	7,033
3.25%	05/20/27	6,000	6,046
4.30%	05/20/47	7,000	7,169
Realty Income Corp.
3.00%	01/15/27	33,000	31,490	(a)
Reynolds American Inc.
4.45%	06/12/25	8,000	8,582	(a)
5.85%	08/15/45	6,000	7,283	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	12,000	12,505	(a)
Rockwell Collins Inc.
3.20%	03/15/24	8,000	8,148	(a)
4.35%	04/15/47	6,000	6,240	(a)
Rogers Communications Inc.
5.00%	03/15/44	6,000	6,782	(a)
RPM International Inc.
3.75%	03/15/27	13,000	13,190	(a)
Ryder System Inc.
2.45%	09/03/19	53,000	53,375	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	42,000	42,269
5.00%	03/15/27	6,000	6,381
Santander Holdings USA Inc.
2.65%	04/17/20	29,000	29,134
3.70%	03/28/22	29,000	29,558	(a,h)
4.40%	07/13/27	12,000	12,240	(h)
Schlumberger Holdings Corp.
3.00%	12/21/20	14,000	14,338	(a,h)
Select Income REIT
4.25%	05/15/24	17,000	17,177	(a)
Shell International Finance BV
2.88%	05/10/26	24,000	23,876	(a)
3.40%	08/12/23	10,000	10,472	(a)
3.75%	09/12/46	7,000	6,790	(a)
4.13%	05/11/35	9,000	9,515	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	7,000	6,964	(a)
2.88%	09/23/23	7,000	6,954	(a)
3.20%	09/23/26	5,000	4,927	(a)
Simon Property Group LP
3.38%	06/15/27	18,000	18,085
Sinclair Television Group Inc.
5.38%	04/01/21	45,000	46,181	(a)
Smithfield Foods Inc.
2.70%	01/31/20	8,000	8,025	(a,h)
4.25%	02/01/27	13,000	13,439	(a,h)
Southern California Edison Co.
2.40%	02/01/22	20,000	20,060	(a)
Southern Copper Corp.
5.88%	04/23/45	10,000	11,475	(a)
Spectra Energy Partners LP
3.38%	10/15/26	7,000	6,949	(a)
4.50%	03/15/45	5,000	5,061	(a)
Sprint Corp.
7.63%	02/15/25	42,000	48,115
Standard Industries Inc.
5.38%	11/15/24	52,000	55,250	(h)
Statoil ASA
3.95%	05/15/43	11,000	11,057
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	15,000	15,303
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	33,000	33,990	(a)

		Principal Amount	Fair Value
6.25%	04/15/21	$8,000	$8,383	(a)
SunTrust Banks Inc. (5.05% fixed rate until 06/15/22; 3.10% + 3 month USD LIBOR thereafter)
5.05%	12/31/99	36,000	36,810	(a,c)
SUPERVALU Inc.
6.75%	06/01/21	27,000	25,785	(a)
Sysco Corp.
3.25%	07/15/27	12,000	11,939
T-Mobile USA Inc.
6.63%	04/01/23	27,000	28,282	(a)
Tampa Electric Co.
4.35%	05/15/44	19,000	20,017	(a)
Target Corp.
2.50%	04/15/26	19,000	18,186	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	13,000	14,682	(a,h)
Teck Resources Ltd.
4.75%	01/15/22	14,000	14,779
TEGNA Inc.
5.50%	09/15/24	11,000	11,577	(a,h)
Tenet Healthcare Corp.
4.75%	06/01/20	41,000	42,214	(a)
6.00%	10/01/20	44,000	46,891	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.40%	07/20/18	16,000	15,926
1.70%	07/19/19	10,000	9,856
3.15%	10/01/26	18,000	16,609	(a)
4.10%	10/01/46	7,000	5,965	(a)
The Allstate Corp.
4.20%	12/15/46	8,000	8,509
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	25,000	27,385	(c)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	18,000	18,060	(a,c)
The Bank of New York Mellon Corp. (3.44% fixed rate until 02/07/27; 1.07% + 3 month USD LIBOR thereafter)
3.44%	02/07/28	24,000	24,609	(a,c)
The Bank of New York Mellon Corp. (4.63% fixed rate until 08/01/16; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	50,000	51,010	(a,c)
The Dow Chemical Co.
4.25%	10/01/34	22,000	22,672
The Estee Lauder Companies Inc.
3.15%	03/15/27	11,000	11,152
The Goldman Sachs Group Inc.
2.30%	12/13/19	51,000	51,227
2.35%	11/15/21	24,000	23,801	(a)
2.38%	01/22/18	56,000	56,132	(a)
2.63%	04/25/21	26,000	26,121
2.90%	07/19/18	30,000	30,273	(a)
3.85%	01/26/27	16,000	16,323	(a)
4.25%	10/21/25	7,000	7,301
4.80%	07/08/44	21,000	23,486
5.15%	05/22/45	21,000	24,041
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/22/24; 0.99% + 3 month USD LIBOR thereafter)
2.91%	07/24/23	14,000	14,010	(c)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	35,000	35,034	(c)
The Goldman Sachs Group Inc. (3.69% fixed rate until 06/05/27; 1.51% + 3 month USD LIBOR thereafter)
3.69%	06/05/28	15,000	15,143	(c)
The Goldman Sachs Group Inc. (3.27% fixed rate until 09/29/24; 1.20% + 3 month USD LIBOR thereafter)
3.27%	09/29/25	18,000	18,040	(c)
The Home Depot Inc.
3.35%	09/15/25	4,000	4,138	(a)
3.50%	09/15/56	13,000	11,969
3.90%	06/15/47	9,000	9,209
The Kroger Co.
2.95%	11/01/21	26,000	26,231
4.65%	01/15/48	9,000	8,740
The Mosaic Co.
5.63%	11/15/43	5,000	5,108
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	16,000	16,640	(h)
The Sherwin-Williams Co.
2.25%	05/15/20	15,000	15,059	(a)
2.75%	06/01/22	7,000	7,046	(a)
3.13%	06/01/24	14,000	14,099	(a)
4.50%	06/01/47	4,000	4,204	(a)
The Southern Co.
4.40%	07/01/46	10,000	10,358	(a)

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	$18,000	$19,084	(a,c)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	22,000	21,849	(a,c)
The Walt Disney Co.
4.13%	06/01/44	8,000	8,378
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,732	(a)
6.55%	05/01/37	13,000	15,265	(a)
Time Warner Inc.
3.80%	02/15/27	19,000	19,037	(a)
5.35%	12/15/43	20,000	21,551	(a)
TransCanada PipeLines Ltd.
4.88%	01/15/26	5,000	5,622	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	37,000	37,197	(a)
3.13%	08/15/27	15,000	14,871
Tyson Foods Inc.
2.65%	08/15/19	7,000	7,083	(a)
4.55%	06/02/47	6,000	6,418
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	45,000	47,700	(a,c)
Union Pacific Corp.
3.60%	09/15/37	4,000	4,058
4.10%	09/15/67	6,000	6,069
United Technologies Corp.
2.65%	11/01/26	20,000	19,309	(a)
3.75%	11/01/46	6,000	5,789	(a)
UnitedHealth Group Inc.
4.75%	07/15/45	14,000	16,160	(a)
Vale Overseas Ltd.
4.38%	01/11/22	14,000	14,570	(a)
5.88%	06/10/21	26,000	28,570	(a)
6.25%	08/10/26	17,000	19,320	(a)
6.88%	11/10/39	10,000	11,477	(a)
Valvoline Inc.
4.38%	08/15/25	5,000	5,075	(h)
Ventas Realty LP
3.25%	10/15/26	25,000	24,317	(a)
Verizon Communications Inc.
3.38%	02/15/25	10,000	10,040	(h)
4.40%	11/01/34	19,000	18,993	(a)
4.67%	03/15/55	12,000	11,421	(a)
4.86%	08/21/46	33,000	33,629	(a)
5.25%	03/16/37	11,000	12,073	(a)
Viacom Inc.
3.45%	10/04/26	13,000	12,497	(a)
5.25%	04/01/44	11,000	10,543
Virginia Electric & Power Co.
4.00%	11/15/46	15,000	15,404	(a)
Visa Inc.
3.15%	12/14/25	12,000	12,297	(a)
4.30%	12/14/45	11,000	12,147	(a)
Vulcan Materials Co.
3.90%	04/01/27	8,000	8,181
W.R. Grace & Co.
5.63%	10/01/24	43,000	47,246	(h)
Wabtec Corp.
3.45%	11/15/26	2,000	1,967
Wal-Mart Stores Inc.
4.30%	04/22/44	8,000	8,846	(a)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	6,000	6,300
WEC Energy Group Inc.
3.55%	06/15/25	19,000	19,578
WellCare Health Plans Inc.
5.25%	04/01/25	19,000	19,997
Wells Fargo & Co.
2.63%	07/22/22	30,000	30,046
3.90%	05/01/45	12,000	12,039	(a)
4.75%	12/07/46	12,000	13,156	(a)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	15,000	15,214	(a,c)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	32,000	35,616	(a,c)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	29,000	31,574	(c)

		Principal Amount	Fair Value
Wells Fargo & Co. (7.98% fixed rate until 03/15/18; 3.77% + 3 month USD LIBOR thereafter)
7.98%	03/29/49	$16,000	$16,400	(c)
Western Digital Corp.
7.38%	04/01/23	5,000	5,481	(h)
Western Gas Partners LP
5.38%	06/01/21	11,000	11,795
Westlake Chemical Corp.
3.60%	08/15/26	7,000	7,008
5.00%	08/15/46	7,000	7,630
WestRock Co.
3.00%	09/15/24	12,000	12,015	(h)
Williams Partners LP
3.75%	06/15/27	7,000	6,995
3.90%	01/15/25	15,000	15,314
4.90%	01/15/45	7,000	7,093
5.40%	03/04/44	4,000	4,323
Willis North America Inc.
3.60%	05/15/24	18,000	18,395
Windstream Services LLC
6.38%	08/01/23	47,000	33,252
WPP Finance 2010
3.75%	09/19/24	34,000	34,792
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	18,000	18,292	(h)
Xilinx Inc.
2.95%	06/01/24	11,000	11,014
XPO Logistics Inc.
6.50%	06/15/22	25,000	26,312	(h)
			9,476,513
Non-Agency Collateralized Mortgage Obligations – 4.5%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	71,869	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.51%	02/10/51	6,240	6,268	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	45,144	45,161	(c)
BXP Trust 2017-GM
3.38%	06/13/39	61,000	62,092	(h)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	98,309	103,187	(c)
4.03%	12/10/49	31,273	32,704	(c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	27,030	(c)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	68,000	66,878
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	73,990	77,464
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	15,824	(c)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	68,349	71,518
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	9,251	9,248	(c)
6.11%	07/15/40	18,425	18,425	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	2,455	10	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.54%	02/15/48	322,292	22,898	(c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.10%	03/15/48	385,283	20,199	(c,e)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	50,000	49,356	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	11,476	11,468	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.32%	12/12/49	23,964	24,117	(c)
Morgan Stanley Capital I Trust 2008-T29
6.50%	01/11/43	45,000	45,285	(c)
Morgan Stanley Capital I Trust 2016-UBS9
1.39%	03/15/49	308,978	22,415	(c,e)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	43,392	45,169
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,507

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	$10,000	$7,517	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	61,446	(c)
4.59%	03/15/47	60,980	51,315	(c,h)
			995,370
Sovereign Bonds – 0.3%
Government of Mexico
4.00%	10/02/23	14,000	14,794
4.75%	03/08/44	26,000	26,780
Government of Peru
5.63%	11/18/50	14,000	17,695
Government of Uruguay
5.10%	06/18/50	14,499	15,305
			74,574
Municipal Bonds and Notes – 0.9%
American Municipal Power Inc.
6.27%	02/15/50	15,000	19,736
Municipal Electric Authority of Georgia
6.64%	04/01/57	28,000	35,385
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,645
Port Authority of New York & New Jersey
4.46%	10/01/62	40,000	44,769
South Carolina State Public Service Authority
6.45%	01/01/50	15,000	19,297
State of California
5.70%	11/01/21	40,000	45,019
State of Illinois
5.10%	06/01/33	10,000	10,113
The University of Texas System
3.35%	08/15/47	10,000	9,852
			199,816

		Principal Amount	Fair Value
FNMA (TBA) – 0.0%*
Lehman
5.50%	TBA	$50,705	$1,095	(i,j)
Total Bonds and Notes (Cost $21,675,265)			22,004,588

		Number of Shares	Fair Value

Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. (5.85% fixed rate until 07/22/13; 3.09% + 3 month USD LIBOR thereafter) (Cost $23,300)		932	25,425	(c)
Total Investments in Securities (Cost $21,698,565)			22,030,013

Short-Term Investments – 6.0%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $1,344,386)		1,344,386	1,344,386	(a,f,k)

Total Investments (Cost $23,042,951)			23,374,399

Liabilities in Excess of Other Assets, net – (4.8)%			(1,079,509)

NET ASSETS – 100.0%			$22,294,890

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$570	1.00%	06/20/22	$(12,169)	$(8,995)	$(3,174)

The Fund had the following long futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2017	2	$335,151	$330,250	$(4,862)
5 Yr. U.S. Treasury Notes Futures	December 2017	18	2,128,698	2,115,000	(13,698)
10 Yr. U.S. Treasury Notes Futures	December 2017	4	506,273	501,250	(5,023)

					$(23,583)

The Fund had the following short futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2017	4	$(619,700)	$(611,250)	$8,450
2 Yr. U.S. Treasury Notes Futures	December 2017	6	(1,297,823)	(1,294,219)	3,604
10 Yr. U.S. Treasury Ultra Futures	December 2017	4	(542,836)	(537,312)	5,524

					$17,578

					$(6,005)

State Street Income V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(b)	Step coupon bond.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	Coupon amount represents effective yield.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to $1,544,975 or 6.93% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .
(i)	Security is in default.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on Level 3 inputs.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,403,695	$3,403,695	$7,996,088	$10,055,397	—	—	1,344,386	$1,344,386	$14,087

TOTAL		$3,403,695	$7,996,088	$10,055,397	$—	$—		$1,344,386	$14,087

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$6,767,198	$—	$6,767,198
Agency Mortgage Backed	—	3,564,499	—	3,564,499
Agency Collateralized Mortgage Obligations	—	342,273	—	342,273
Asset Backed	—	300,250	—	300,250
Corporate Notes	—	9,386,314	—	9,386,314
Non-Agency Collateralized Mortgage Obligations	—	995,370	—	995,370
Sovereign Bonds	—	74,574	—	74,574
Municipal Bonds and Notes	—	199,816	—	199,816
FNMA (TBA)	—	—	1,095	1,095
Preferred Stock	25,425	—	—	25,425
Short-Term Investments	1,344,386	—	—	1,344,386
Total Investments in Securities	$1,369,811	$21,630,294	$1,095	$23,001,200
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(3,174)	$—	$(3,174)
Long Futures Contracts - Unrealized Depreciation	(23,583)	—	—	(23,583)
Short Futures Contracts - Unrealized Appreciation	17,578	—	—	17,578
Total Other Financial Instruments	$(6,005)	$(3,174)	$—	$(9,179)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 35.2% †
Common Stock – 35.2%
Advertising – 0.0%*
Clear Channel Outdoor Holdings Inc., Class A	823	$3,827
Emerald Expositions Events Inc.	297	6,902
MDC Partners Inc., Class A	1,024	11,264
National CineMedia Inc.	1,224	8,544
Omnicom Group Inc.	8,599	636,928
The Interpublic Group of Companies Inc.	14,824	308,191
		975,656
Aerospace & Defense – 0.9%
AAR Corp.	609	23,008
Aerojet Rocketdyne Holdings Inc.	1,305	45,688	(a)
Aerovironment Inc.	410	22,189	(a)
Arconic Inc.	14,123	351,380
Astronics Corp.	430	12,792	(a)
Axon Enterprise Inc.	934	21,174	(a)
Cubic Corp.	503	25,653
Curtiss-Wright Corp.	1,146	119,803
DigitalGlobe Inc.	1,188	41,877	(a)
Ducommun Inc.	204	6,538	(a)
Engility Holdings Inc.	359	12,450	(a)
Esterline Technologies Corp.	698	62,925	(a)
General Dynamics Corp.	10,159	2,088,487
Huntington Ingalls Industries Inc.	347	78,575
KLX Inc.	1,346	71,244	(a)
Kratos Defense & Security Solutions Inc.	1,357	17,750	(a)
L3 Technologies Inc.	2,892	544,940
Lockheed Martin Corp.	9,034	2,803,160
Mercury Systems Inc.	897	46,536	(a)
Moog Inc., Class A	609	50,809	(a)
National Presto Industries Inc.	99	10,538
Northrop Grumman Corp.	6,347	1,826,159
Orbital ATK Inc.	437	58,191
Raytheon Co.	10,501	1,959,277
Rockwell Collins Inc.	5,802	758,379
Sparton Corp.	188	4,363	(a)
Teledyne Technologies Inc.	270	42,979	(a)
Textron Inc.	9,898	533,304
The Boeing Co.	20,229	5,142,414
The KeyW Holding Corp.	721	5,487	(a)
TransDigm Group Inc.	1,764	450,967
Triumph Group Inc.	925	27,519
United Technologies Corp.	26,782	3,108,854
Vectrus Inc.	210	6,476	(a)
Wesco Aircraft Holdings Inc.	1,112	10,453	(a)
		20,392,338
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	505	37,254
Deere & Co.	11,673	1,466,012
Lindsay Corp.	186	17,093
The Toro Co.	832	51,634
Titan International Inc.	888	9,013
		1,581,006
Agricultural Products – 0.0%*
Alico Inc.	66	2,254
Archer-Daniels-Midland Co.	20,504	871,625
Darling Ingredients Inc.	2,971	52,052	(a)
Fresh Del Monte Produce Inc.	608	27,640
Ingredion Inc.	552	66,593
Limoneira Co.	240	5,561
		1,025,725
Air Freight & Logistics – 0.3%
Air Transport Services Group Inc.	1,090	26,531	(a)
Atlas Air Worldwide Holdings Inc.	441	29,018	(a)
CH Robinson Worldwide Inc.	5,308	403,939
Echo Global Logistics Inc.	572	10,782	(a)
Expeditors International of Washington Inc.	6,750	404,055
FedEx Corp.	8,961	2,021,422
Forward Air Corp.	543	31,076

	Number of Shares	Fair Value
Hub Group Inc., Class A	582	$24,997	(a)
Radiant Logistics Inc.	505	2,681	(a)
United Parcel Service Inc., Class B	25,143	3,019,423
		5,973,924
Airlines – 0.2%
Alaska Air Group Inc.	4,666	355,876
Allegiant Travel Co.	229	30,159
American Airlines Group Inc.	15,828	751,672
Delta Air Lines Inc.	24,337	1,173,530
Hawaiian Holdings Inc.	952	35,748	(a)
JetBlue Airways Corp.	2,489	46,121	(a)
SkyWest Inc.	945	41,485
Southwest Airlines Co.	20,033	1,121,447
United Continental Holdings Inc.	9,461	575,986	(a)
		4,132,024
Alternative Carriers – 0.0%*
Cogent Communications Holdings Inc.	750	36,675
Globalstar Inc.	7,534	12,281	(a)
Iridium Communications Inc.	1,646	16,954	(a)
Level 3 Communications Inc.	10,790	574,999	(a)
Lumos Networks Corp.	373	6,684	(a)
ORBCOMM Inc.	1,307	13,684	(a)
pdvWireless Inc.	200	5,960	(a)
Straight Path Communications Inc., Class B	186	33,605	(a)
Vonage Holdings Corp.	3,845	31,298	(a)
		732,140
Aluminum – 0.0%*
Century Aluminum Co.	999	16,563	(a)
Kaiser Aluminum Corp.	306	31,561
		48,124
Apparel Retail – 0.2%
Abercrombie & Fitch Co., Class A	1,266	18,281
American Eagle Outfitters Inc.	4,313	61,676
Ascena Retail Group Inc.	3,466	8,492	(a)
Boot Barn Holdings Inc.	265	2,359	(a)
Caleres Inc.	797	24,325
Chico’s FAS Inc.	2,499	22,366
Citi Trends Inc.	286	5,683
DSW Inc., Class A	1,217	26,141
Express Inc.	1,496	10,113	(a)
Foot Locker Inc.	4,938	173,916
Francesca’s Holdings Corp.	734	5,402	(a)
Genesco Inc.	370	9,842	(a)
Guess? Inc.	1,045	17,796
L Brands Inc.	9,058	376,903
Ross Stores Inc.	14,016	905,013
Shoe Carnival Inc.	216	4,834
Tailored Brands Inc.	985	14,223
The Buckle Inc.	577	9,723
The Cato Corp., Class A	510	6,747
The Children’s Place Inc.	313	36,981
The Finish Line Inc., Class A	669	8,048
The Gap Inc.	8,207	242,353
The TJX Companies Inc.	23,070	1,700,951
Tilly’s Inc., Class A	209	2,506
Urban Outfitters Inc.	608	14,531	(a)
Zumiez Inc.	363	6,570	(a)
		3,715,775
Apparel, Accessories & Luxury Goods – 0.1%
Carter’s Inc.	371	36,636
Coach Inc.	10,309	415,247
Columbia Sportswear Co.	518	31,898
Delta Apparel Inc.	140	3,011	(a)
Fossil Group Inc.	824	7,688	(a)
G-III Apparel Group Ltd.	778	22,578	(a)
Hanesbrands Inc.	13,680	337,075
Iconix Brand Group Inc.	856	4,871	(a)
Michael Kors Holdings Ltd.	5,840	279,444	(a)
Movado Group Inc.	312	8,736
Oxford Industries Inc.	305	19,380
Perry Ellis International Inc.	249	5,891	(a)
PVH Corp.	2,888	364,061
Ralph Lauren Corp.	2,118	186,998
Sequential Brands Group Inc.	787	2,353	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Superior Uniform Group Inc.	159	$3,641
Under Armour Inc., Class A	6,888	113,514	(a)
Under Armour Inc., Class C	6,931	104,104	(a)
Vera Bradley Inc.	408	3,595	(a)
VF Corp.	11,809	750,698
		2,701,419
Application Software – 0.4%
8x8 Inc.	1,583	21,371	(a)
ACI Worldwide Inc.	3,092	70,436	(a)
Adobe Systems Inc.	18,042	2,691,506	(a,b)
Agilysys Inc.	301	3,597	(a)
American Software Inc., Class A	521	5,919
ANSYS Inc.	3,200	392,736	(a)
Aspen Technology Inc.	1,380	86,678	(a)
Autodesk Inc.	8,023	900,662	(a)
Blackbaud Inc.	1,235	108,433
Blackline Inc.	313	10,680	(a)
Bottomline Technologies de Inc.	687	21,867	(a)
BroadSoft Inc.	588	29,576	(a)
Cadence Design Systems Inc.	10,200	402,594	(a)
Callidus Software Inc.	1,171	28,865	(a)
CDK Global Inc.	1,007	63,532
Citrix Systems Inc.	5,278	405,456	(a)
Digimarc Corp.	187	6,844	(a)
Ebix Inc.	434	28,318
Ellie Mae Inc.	621	51,003	(a)
Everbridge Inc.	321	8,481	(a)
Exa Corp.	277	6,698	(a)
Fair Isaac Corp.	792	111,276
Glu Mobile Inc.	2,085	7,840	(a)
HubSpot Inc.	648	54,464	(a)
Intuit Inc.	8,681	1,233,917
Manhattan Associates Inc.	522	21,700	(a)
MicroStrategy Inc., Class A	179	22,860	(a)
Mitek Systems Inc.	595	5,653	(a)
MobileIron Inc.	892	3,300	(a)
Model N Inc.	444	6,638	(a)
Monotype Imaging Holdings Inc.	813	15,650
Park City Group Inc.	224	2,722	(a)
Paycom Software Inc.	934	70,013	(a)
Paylocity Holding Corp.	431	21,041	(a)
Pegasystems Inc.	655	37,761
PROS Holdings Inc.	506	12,210	(a)
PTC Inc.	879	49,470	(a)
QAD Inc., Class A	189	6,492
RealNetworks Inc.	415	1,992	(a)
RealPage Inc.	1,080	43,092	(a)
RingCentral Inc., Class A	1,174	49,014	(a)
salesforce.com Inc.	24,205	2,261,231	(a)
Silver Spring Networks Inc.	763	12,338	(a)
Synchronoss Technologies Inc.	775	7,231	(a)
Synopsys Inc.	5,600	450,968	(a)
Telenav Inc.	652	4,140	(a)
The Ultimate Software Group Inc.	217	41,143	(a)
Tyler Technologies Inc.	264	46,020	(a)
Upland Software Inc.	170	3,597	(a)
Verint Systems Inc.	1,192	49,885	(a)
VirnetX Holding Corp.	988	3,853	(a)
Workiva Inc.	439	9,153	(a)
Zendesk Inc.	1,840	53,562	(a)
Zix Corp.	1,087	5,315	(a)
		10,070,793
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	2,105	399,592
Ameriprise Financial Inc.	5,593	830,616
Arlington Asset Investment Corp., Class A	390	4,965
Artisan Partners Asset Management Inc., Class A	844	27,514
Associated Capital Group Inc., Class A	101	3,606
BlackRock Inc.	4,437	1,983,738
Cohen & Steers Inc.	401	15,836
Diamond Hill Investment Group Inc.	65	13,803
Eaton Vance Corp.	869	42,903
Federated Investors Inc., Class B	723	21,473
Fifth Street Asset Management Inc.	78	304

	Number of Shares	Fair Value
Financial Engines Inc.	1,046	$36,349
Franklin Resources Inc.	11,386	506,791
GAMCO Investors Inc., Class A	102	3,036
Hamilton Lane Inc., Class A	261	7,008
Invesco Ltd.	14,964	524,339
Legg Mason Inc.	664	26,102
Medley Management Inc., Class A	167	1,027
Northern Trust Corp.	7,728	710,435
Pzena Investment Management Inc., Class A	243	2,646
Safeguard Scientifics Inc.	435	5,807	(a)
SEI Investments Co.	1,003	61,243
Silvercrest Asset Management Group Inc., Class A	195	2,837
State Street Corp.	13,036	1,245,459	(c)
T Rowe Price Group Inc.	8,837	801,074
The Bank of New York Mellon Corp.	37,654	1,996,415
Virtus Investment Partners Inc.	127	14,738
Waddell & Reed Financial Inc., Class A	1,555	31,209
Westwood Holdings Group Inc.	172	11,570
WisdomTree Investments Inc.	2,294	23,353
		9,355,788
Auto Parts & Equipment – 0.0%*
American Axle & Manufacturing Holdings Inc.	1,597	28,075	(a)
BorgWarner Inc.	7,503	384,379
Cooper-Standard Holdings Inc.	332	38,502	(a)
Dana Inc.	3,820	106,807
Dorman Products Inc.	505	36,168	(a)
Fox Factory Holding Corp.	664	28,618	(a)
Gentex Corp.	2,186	43,283
Gentherm Inc.	700	26,005	(a)
Horizon Global Corp.	368	6,492	(a)
LCI Industries	454	52,596
Modine Manufacturing Co.	946	18,210	(a)
Motorcar Parts of America Inc.	367	10,812	(a)
Standard Motor Products Inc.	399	19,252
Stoneridge Inc.	539	10,678	(a)
Superior Industries International Inc.	503	8,375
Tenneco Inc.	976	59,214
Tower International Inc.	412	11,206
VOXX International Corp.	459	3,924	(a)
		892,596
Automobile Manufacturers – 0.2%
Ford Motor Co.	143,810	1,721,405
General Motors Co.	47,823	1,931,093
Thor Industries Inc.	370	46,587
Winnebago Industries Inc.	541	24,210
		3,723,295
Automotive Retail – 0.1%
Advance Auto Parts Inc.	2,729	270,717
America’s Car-Mart Inc.	158	6,498	(a)
Asbury Automotive Group Inc.	355	21,690	(a)
AutoNation Inc.	500	23,730	(a)
AutoZone Inc.	1,021	607,607	(a)
Camping World Holdings Inc., Class A	436	17,762
CarMax Inc.	6,928	525,212	(a)
Carvana Co.	287	4,213	(a)
Group 1 Automotive Inc.	357	25,868
Lithia Motors Inc., Class A	428	51,493
Monro Inc.	596	33,406
Murphy USA Inc.	261	18,009	(a)
O’Reilly Automotive Inc.	3,121	672,170	(a)
Sonic Automotive Inc., Class A	477	9,731
		2,288,106
Biotechnology – 1.2%
AbbVie Inc.	58,120	5,164,543	(b)
Abeona Therapeutics Inc.	457	7,792	(a)
Acceleron Pharma Inc.	549	20,489	(a)
Achaogen Inc.	549	8,757	(a)
Achillion Pharmaceuticals Inc.	2,351	10,556	(a)
Acorda Therapeutics Inc.	862	20,386	(a)
Adamas Pharmaceuticals Inc.	334	7,071	(a)
Aduro Biotech Inc.	716	7,625	(a)
Advaxis Inc.	737	3,081	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Agenus Inc.	1,467	$6,469	(a)
Aimmune Therapeutics Inc.	665	16,485	(a)
Akebia Therapeutics Inc.	718	14,123	(a)
Alder Biopharmaceuticals Inc.	1,179	14,443	(a)
Alexion Pharmaceuticals Inc.	8,096	1,135,788	(a)
AMAG Pharmaceuticals Inc.	701	12,933	(a)
Amgen Inc.	26,458	4,933,094
Amicus Therapeutics Inc.	3,064	46,205	(a)
AnaptysBio Inc.	223	7,794	(a)
Anavex Life Sciences Corp.	655	2,712	(a)
Ardelyx Inc.	639	3,578	(a)
Arena Pharmaceuticals Inc.	729	18,590	(a)
Array BioPharma Inc.	3,330	40,959	(a)
Asterias Biotherapeutics Inc.	449	1,527	(a)
Atara Biotherapeutics Inc.	466	7,712	(a)
Athenex Inc.	130	2,276	(a)
Athersys Inc.	1,530	3,152	(a)
Audentes Therapeutics Inc.	289	8,095	(a)
Avexis Inc.	465	44,979	(a)
Bellicum Pharmaceuticals Inc.	423	4,886	(a)
BioCryst Pharmaceuticals Inc.	1,493	7,823	(a)
Biogen Inc.	7,708	2,413,529	(a)
Biohaven Pharmaceutical Holding Company Ltd.	189	7,065	(a)
BioSpecifics Technologies Corp.	109	5,071	(a)
BioTime Inc.	1,269	3,604	(a)
Bioverativ Inc.	819	46,740	(a)
Bluebird Bio Inc.	848	116,473	(a)
Blueprint Medicines Corp.	735	51,207	(a)
Calithera Biosciences Inc.	580	9,135	(a)
Calyxt Inc.	151	3,698	(a)
Cara Therapeutics Inc.	451	6,174	(a)
Cascadian Therapeutics Inc.	648	2,650	(a)
Catalyst Pharmaceuticals Inc.	1,641	4,135	(a)
Celgene Corp.	28,420	4,144,204	(a)
Celldex Therapeutics Inc.	1,930	5,520	(a)
ChemoCentryx Inc.	422	3,131	(a)
Chimerix Inc.	862	4,526	(a)
Clovis Oncology Inc.	819	67,486	(a)
Coherus Biosciences Inc.	591	7,890	(a)
Conatus Pharmaceuticals Inc.	483	2,652	(a)
Concert Pharmaceuticals Inc.	333	4,912	(a)
Corbus Pharmaceuticals Holdings Inc.	839	5,999	(a)
Corvus Pharmaceuticals Inc.	90	1,435	(a)
Curis Inc.	2,270	3,382	(a)
Cytokinetics Inc.	675	9,788	(a)
CytomX Therapeutics Inc.	541	9,830	(a)
Dyax Corp.	4,362	10,687
Dynavax Technologies Corp.	1,128	24,252	(a)
Eagle Pharmaceuticals Inc.	179	10,676	(a)
Edge Therapeutics Inc.	327	3,509	(a)
Editas Medicine Inc.	640	15,366	(a)
Emergent BioSolutions Inc.	653	26,414	(a)
Enanta Pharmaceuticals Inc.	316	14,789	(a)
Epizyme Inc.	812	15,469	(a)
Esperion Therapeutics Inc.	292	14,635	(a)
Exact Sciences Corp.	2,189	103,146	(a)
Fate Therapeutics Inc.	709	2,808	(a)
FibroGen Inc.	1,246	67,035	(a)
Five Prime Therapeutics Inc.	541	22,132	(a)
Flexion Therapeutics Inc.	477	11,534	(a)
Fortress Biotech Inc.	629	2,780	(a)
Foundation Medicine Inc.	270	10,854	(a)
G1 Therapeutics Inc.	146	3,634	(a)
Genocea Biosciences Inc.	541	790	(a)
Genomic Health Inc.	374	12,002	(a)
Geron Corp.	3,050	6,649	(a)
Gilead Sciences Inc.	47,327	3,834,434
Global Blood Therapeutics Inc.	699	21,704	(a)
Halozyme Therapeutics Inc.	2,220	38,561	(a)
Heron Therapeutics Inc.	909	14,680	(a)
Idera Pharmaceuticals Inc.	1,813	4,043	(a)
Ignyta Inc.	1,020	12,597	(a)
Immune Design Corp.	226	2,339	(a)
ImmunoGen Inc.	1,713	13,104	(a)
Immunomedics Inc.	1,766	24,689	(a)

	Number of Shares	Fair Value
Incyte Corp.	6,100	$712,114	(a)
Inovio Pharmaceuticals Inc.	1,336	8,470	(a)
Insmed Inc.	1,391	43,413	(a)
Insys Therapeutics Inc.	475	4,218	(a)
Intellia Therapeutics Inc.	264	6,560	(a)
Invitae Corp.	735	6,887	(a)
Iovance Biotherapeutics Inc.	1,018	7,890	(a)
Ironwood Pharmaceuticals Inc.	2,435	38,400	(a)
Jounce Therapeutics Inc.	269	4,191	(a)
Karyopharm Therapeutics Inc.	478	5,248	(a)
Keryx Biopharmaceuticals Inc.	1,588	11,275	(a)
Kindred Biosciences Inc.	398	3,124	(a)
Kite Pharma Inc.	905	162,728	(a)
Kura Oncology Inc.	361	5,397	(a)
La Jolla Pharmaceutical Co.	279	9,704	(a)
Lexicon Pharmaceuticals Inc.	843	10,360	(a)
Ligand Pharmaceuticals Inc.	374	50,920	(a)
Loxo Oncology Inc.	425	39,151	(a)
MacroGenics Inc.	640	11,827	(a)
Madrigal Pharmaceuticals Inc.	93	4,183	(a)
Matinas BioPharma Holdings Inc.	997	1,316	(a)
MediciNova Inc.	593	3,777	(a)
Merrimack Pharmaceuticals Inc.	245	3,562
MiMedx Group Inc.	1,829	21,729	(a)
Minerva Neurosciences Inc.	371	2,820	(a)
Miragen Therapeutics Inc.	239	2,187	(a)
Momenta Pharmaceuticals Inc.	1,309	24,216	(a)
Myriad Genetics Inc.	1,170	42,331	(a)
NantKwest Inc.	332	1,819	(a)
Natera Inc.	525	6,767	(a)
NewLink Genetics Corp.	438	4,459	(a)
Novavax Inc.	5,417	6,175	(a)
Organovo Holdings Inc.	1,876	4,165	(a)
Otonomy Inc.	534	1,736	(a)
PDL BioPharma Inc.	2,959	10,031	(a)
Pieris Pharmaceuticals Inc.	649	3,738	(a)
Portola Pharmaceuticals Inc.	1,023	55,273	(a)
Progenics Pharmaceuticals Inc.	1,405	10,341	(a)
Protagonist Therapeutics Inc.	151	2,668	(a)
PTC Therapeutics Inc.	649	12,986	(a)
Puma Biotechnology Inc.	520	62,270	(a)
Ra Pharmaceuticals Inc.	158	2,307	(a)
Radius Health Inc.	721	27,795	(a)
Recro Pharma Inc.	253	2,272	(a)
Regeneron Pharmaceuticals Inc.	2,712	1,212,589	(a)
REGENXBIO Inc.	512	16,870	(a)
Repligen Corp.	678	25,981	(a)
Retrophin Inc.	726	18,070	(a)
Rigel Pharmaceuticals Inc.	1,870	4,750	(a)
Sage Therapeutics Inc.	654	40,744	(a)
Sangamo Therapeutics Inc.	1,403	21,045	(a)
Sarepta Therapeutics Inc.	1,110	50,350	(a)
Selecta Biosciences Inc.	265	4,836	(a)
Seres Therapeutics Inc.	358	5,742	(a)
Spark Therapeutics Inc.	500	44,580	(a)
Spectrum Pharmaceuticals Inc.	1,488	20,936	(a)
Stemline Therapeutics Inc.	333	3,696	(a)
Strongbridge Biopharma PLC	408	2,815	(a)
Syndax Pharmaceuticals Inc.	130	1,521	(a)
Synergy Pharmaceuticals Inc.	4,284	12,424	(a)
Syros Pharmaceuticals Inc.	278	4,092	(a)
TG Therapeutics Inc.	746	8,840	(a)
Tocagen Inc.	159	1,981	(a)
Trevena Inc.	893	2,277	(a)
Ultragenyx Pharmaceutical Inc.	740	39,412	(a)
United Therapeutics Corp.	331	38,790	(a)
Vanda Pharmaceuticals Inc.	738	13,210	(a)
Veracyte Inc.	223	1,956	(a)
Versartis Inc.	550	1,348	(a)
Vertex Pharmaceuticals Inc.	9,054	1,376,570	(a)
Voyager Therapeutics Inc.	238	4,900	(a)
vTv Therapeutics Inc., Class A	106	634	(a)
Xencor Inc.	647	14,829	(a)
ZIOPHARM Oncology Inc.	2,449	15,037	(a)
		27,343,096

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Brewers – 0.0%*
Craft Brew Alliance Inc.	250	$4,388	(a)
Molson Coors Brewing Co., Class B	6,569	536,293
The Boston Beer Company Inc., Class A	220	34,364	(a)
		575,045
Broadcasting – 0.1%
AMC Networks Inc., Class A	402	23,505	(a)
CBS Corp., Class B	13,590	788,220
Discovery Communications Inc., Class A	5,819	123,886	(a)
Discovery Communications Inc., Class C	7,936	160,783	(a)
Entercom Communications Corp., Class A	522	5,977
Entravision Communications Corp., Class A	1,320	7,524
Gray Television Inc.	1,131	17,757	(a)
Hemisphere Media Group Inc.	122	1,458	(a)
Media General Inc.	2,076	208
Nexstar Media Group Inc.	826	51,460
Saga Communications Inc., Class A	76	3,465
Salem Media Group Inc.	191	1,261
Scripps Networks Interactive Inc., Class A	3,603	309,462
Sinclair Broadcast Group Inc., Class A	1,330	42,626
TEGNA Inc.	1,603	21,368
The EW Scripps Co., Class A	1,071	20,467	(a)
Townsquare Media Inc., Class A	207	2,070	(a)
		1,581,497
Building Products – 0.1%
AAON Inc.	809	27,890
Advanced Drainage Systems Inc.	695	14,074
American Woodmark Corp.	265	25,506	(a)
AO Smith Corp.	5,500	326,865
Apogee Enterprises Inc.	533	25,723
Armstrong Flooring Inc.	470	7,403	(a)
Builders FirstSource Inc.	1,678	30,187	(a)
Continental Building Products Inc.	708	18,408	(a)
CSW Industrials Inc.	290	12,862	(a)
Fortune Brands Home & Security Inc.	5,769	387,850
Gibraltar Industries Inc.	629	19,593	(a)
Griffon Corp.	601	13,342
Insteel Industries Inc.	351	9,165
JELD-WEN Holding Inc.	1,017	36,124	(a)
Johnson Controls International PLC	34,352	1,384,042
Lennox International Inc.	288	51,543
Masco Corp.	10,923	426,106
Masonite International Corp.	572	39,582	(a)
NCI Building Systems Inc.	800	12,480	(a)
Patrick Industries Inc.	290	24,389	(a)
PGT Innovations Inc.	974	14,561	(a)
Ply Gem Holdings Inc.	438	7,468	(a)
Quanex Building Products Corp.	689	15,813
Simpson Manufacturing Company Inc.	781	38,300
Trex Company Inc.	561	50,529	(a)
Universal Forest Products Inc.	374	36,712
		3,056,517
Cable & Satellite – 0.4%
Cable One Inc.	36	25,996
Charter Communications Inc., Class A	7,379	2,681,676	(a)
Comcast Corp., Class A	170,489	6,560,417
DISH Network Corp., Class A	8,500	460,955	(a)
Loral Space & Communications Inc.	261	12,920	(a)
MSG Networks Inc., Class A	1,142	24,210	(a)
WideOpenWest Inc.	393	5,927	(a)
		9,772,101
Casinos & Gaming – 0.1%
Boyd Gaming Corp.	1,565	40,768
Caesars Acquisition Co., Class A	964	20,678	(a)
Caesars Entertainment Corp.	1,126	15,032	(a)
Century Casinos Inc.	441	3,620	(a)
Churchill Downs Inc.	349	71,964
Eldorado Resorts Inc.	881	22,598	(a)
Empire Resorts Inc.	39	872	(a)

	Number of Shares	Fair Value
Golden Entertainment Inc.	197	$4,803	(a)
MGM Resorts International	17,900	583,361
Monarch Casino & Resort Inc.	216	8,538	(a)
Penn National Gaming Inc.	1,494	34,945	(a)
Pinnacle Entertainment Inc.	938	19,989	(a)
Red Rock Resorts Inc., Class A	1,287	29,807
Scientific Games Corp., Class A	973	44,612	(a)
Wynn Resorts Ltd.	2,987	444,824
		1,346,411
Coal & Consumable Fuels – 0.0%*
Arch Coal Inc., Class A	413	29,628
Cloud Peak Energy Inc.	1,400	5,124	(a)
CONSOL Energy Inc.	1,617	27,392	(a)
Peabody Energy Corp.	1,101	31,940	(a)
Westmoreland Coal Co.	365	931	(a)
		95,015
Commercial Printing – 0.0%*
Brady Corp., Class A	878	33,320
Deluxe Corp.	1,277	93,170
Ennis Inc.	518	10,179
InnerWorkings Inc.	764	8,595	(a)
LSC Communications Inc.	633	10,451
Multi-Color Corp.	271	22,209
Quad/Graphics Inc.	579	13,091
RR Donnelley & Sons Co.	1,328	13,678
		204,693
Commodity Chemicals – 0.1%
AdvanSix Inc.	567	22,538	(a)
Cabot Corp.	467	26,058
Calgon Carbon Corp.	1,018	21,785
Hawkins Inc.	192	7,834
Koppers Holdings Inc.	406	18,737	(a)
Kronos Worldwide Inc.	464	10,593
LyondellBasell Industries N.V., Class A	11,965	1,185,133
Olin Corp.	1,287	44,080
Trecora Resources	399	5,307	(a)
Tredegar Corp.	513	9,234
Trinseo S.A.	841	56,431
Tronox Ltd., Class A	1,301	27,451
Valvoline Inc.	1,555	36,465
		1,471,646
Communications Equipment – 0.4%
Acacia Communications Inc.	350	16,485	(a)
ADTRAN Inc.	867	20,808
Aerohive Networks Inc.	476	1,947	(a)
Applied Optoelectronics Inc.	335	21,664	(a)
Brocade Communications Systems Inc.	3,179	37,989
CalAmp Corp.	717	16,670	(a)
Calix Inc.	830	4,192	(a)
Ciena Corp.	3,701	81,311	(a)
Cisco Systems Inc.	181,234	6,094,899
Clearfield Inc.	229	3,114	(a)
Comtech Telecommunications Corp.	451	9,259
Digi International Inc.	520	5,512	(a)
EMCORE Corp.	471	3,862	(a)
Extreme Networks Inc.	2,073	24,648	(a)
F5 Networks Inc.	2,412	290,791	(a)
Finisar Corp.	2,042	45,271	(a)
Harmonic Inc.	1,543	4,706	(a)
Harris Corp.	4,142	545,419
Infinera Corp.	2,823	25,040	(a)
InterDigital Inc.	890	65,638
Juniper Networks Inc.	14,303	398,052
KVH Industries Inc.	306	3,657	(a)
Lumentum Holdings Inc.	1,154	62,720	(a)
Motorola Solutions Inc.	6,034	512,106
NETGEAR Inc.	609	28,988	(a)
NetScout Systems Inc.	2,261	73,143	(a)
Oclaro Inc.	3,137	27,072	(a)
Plantronics Inc.	881	38,958
Quantenna Communications Inc.	400	6,724	(a)
Sonus Networks Inc.	960	7,344	(a)
Ubiquiti Networks Inc.	437	24,481	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
ViaSat Inc.	1,411	$90,756	(a)
Viavi Solutions Inc.	4,171	39,458	(a)
		8,632,684
Computer & Electronics Retail – 0.0%*
Best Buy Company Inc.	9,768	556,385
Conn’s Inc.	296	8,333	(a)
GameStop Corp., Class A	760	15,702
Rent-A-Center Inc.	811	9,310
		589,730
Construction & Engineering – 0.1%
AECOM	1,209	44,503	(a)
Aegion Corp.	574	13,363	(a)
Ameresco Inc., Class A	412	3,214	(a)
Argan Inc.	270	18,158
Comfort Systems USA Inc.	638	22,777
Dycom Industries Inc.	786	67,502	(a)
EMCOR Group Inc.	1,567	108,718
Fluor Corp.	5,233	220,309
Granite Construction Inc.	1,054	61,079
Great Lakes Dredge & Dock Corp.	1,192	5,781	(a)
HC2 Holdings Inc.	645	3,406	(a)
IES Holdings Inc.	156	2,699	(a)
Jacobs Engineering Group Inc.	4,490	261,632
KBR Inc.	3,633	64,958
Layne Christensen Co.	358	4,493	(a)
MasTec Inc.	1,272	59,021	(a)
MYR Group Inc.	279	8,130	(a)
Northwest Pipe Co.	217	4,127	(a)
NV5 Global Inc.	147	8,034	(a)
Orion Group Holdings Inc.	522	3,424	(a)
Primoris Services Corp.	677	19,917
Quanta Services Inc.	5,528	206,581	(a)
Sterling Construction Company Inc.	489	7,447	(a)
Tutor Perini Corp.	755	21,442	(a)
Valmont Industries Inc.	176	27,826
		1,268,541
Construction Machinery & Heavy Trucks – 0.2%
Alamo Group Inc.	188	20,186
American Railcar Industries Inc.	157	6,060
Astec Industries Inc.	387	21,676
Blue Bird Corp.	119	2,451	(a)
Caterpillar Inc.	21,415	2,670,665
Commercial Vehicle Group Inc.	566	4,160	(a)
Cummins Inc.	5,686	955,419
Douglas Dynamics Inc.	446	17,572
Federal Signal Corp.	1,052	22,387
FreightCar America Inc.	248	4,851
Meritor Inc.	1,552	40,367	(a)
Miller Industries Inc.	220	6,149
Navistar International Corp.	900	39,663	(a)
Oshkosh Corp.	566	46,718
PACCAR Inc.	12,947	936,586
REV Group Inc.	242	6,960
Spartan Motors Inc.	666	7,359
Terex Corp.	649	29,218
The Greenbrier Companies Inc.	523	25,182
The Manitowoc Company Inc.	2,546	22,914	(a)
Trinity Industries Inc.	1,149	36,653
Twin Disc Inc.	199	3,703	(a)
Wabash National Corp.	1,146	26,152
Wabtec Corp.	660	49,995
		5,003,046
Construction Materials – 0.1%
Eagle Materials Inc.	368	39,266
Forterra Inc.	361	1,624	(a)
Martin Marietta Materials Inc.	2,255	465,049
Summit Materials Inc., Class A	1,946	62,330	(a)
United States Lime & Minerals Inc.	38	3,192
US Concrete Inc.	286	21,822	(a)
Vulcan Materials Co.	4,876	583,170
		1,176,453
Consumer Electronics – 0.0%*
GoPro Inc., Class A	2,032	22,372	(a)

	Number of Shares	Fair Value
Universal Electronics Inc.	262	$16,611	(a)
ZAGG Inc.	571	8,993	(a)
		47,976
Consumer Finance – 0.3%
American Express Co.	26,785	2,422,971
Capital One Financial Corp.	17,775	1,504,832
Discover Financial Services	13,682	882,215
Encore Capital Group Inc.	477	21,131	(a)
Enova International Inc.	538	7,236	(a)
EZCORP Inc., Class A	1,014	9,633	(a)
FirstCash Inc.	861	54,372
Green Dot Corp., Class A	854	42,341	(a)
LendingClub Corp.	5,689	34,646	(a)
Navient Corp.	10,529	158,146
Nelnet Inc., Class A	401	20,251
PRA Group Inc.	887	25,413	(a)
Regional Management Corp.	214	5,181	(a)
SLM Corp.	3,337	38,275	(a)
Synchrony Financial	27,621	857,632
World Acceptance Corp.	123	10,195	(a)
		6,094,470
Copper – 0.0%*
Freeport-McMoRan Inc.	49,048	688,634	(a)
Southern Copper Corp.	1,879	74,709
		763,343
Data Processing & Outsourced Services – 0.9%
Alliance Data Systems Corp.	1,759	389,706
Automatic Data Processing Inc.	16,221	1,773,280
Blackhawk Network Holdings Inc.	1,034	45,289	(a)
Broadridge Financial Solutions Inc.	891	72,011
Cardtronics PLC, Class A	861	19,812	(a)
Cass Information Systems Inc.	216	13,703
Convergys Corp.	2,405	62,265
CoreLogic Inc.	642	29,673	(a)
CSG Systems International Inc.	638	25,584
DST Systems Inc.	458	25,135
Everi Holdings Inc.	1,206	9,154	(a)
ExlService Holdings Inc.	597	34,817	(a)
Fidelity National Information Services Inc.	12,178	1,137,303
Fiserv Inc.	7,843	1,011,433	(a)
Global Payments Inc.	5,303	503,944
Information Services Group Inc.	600	2,412	(a)
Jack Henry & Associates Inc.	592	60,852
Mastercard Inc., Class A	33,852	4,779,902
MAXIMUS Inc.	1,692	109,134
MoneyGram International Inc.	597	9,618	(a)
Paychex Inc.	11,762	705,250
PayPal Holdings Inc.	40,613	2,600,450	(a)
Planet Payment Inc.	840	3,604	(a)
Sabre Corp.	1,572	28,453
Sykes Enterprises Inc.	767	22,366	(a)
Syntel Inc.	641	12,596
TeleTech Holdings Inc.	263	10,980
The Western Union Co.	17,745	340,704
Total System Services Inc.	6,181	404,855
Visa Inc., Class A	66,757	7,025,507
WEX Inc.	301	33,778	(a)
		21,303,570
Department Stores – 0.0%*
Dillard’s Inc., Class A	408	22,876
JC Penney Company Inc.	5,875	22,384	(a)
Kohl’s Corp.	6,418	292,982
Macy’s Inc.	11,375	248,202
Nordstrom Inc.	4,154	195,861
Sears Holdings Corp.	223	1,628	(a)
		783,933
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	6,646	360,878
Constellation Brands Inc., Class A	6,208	1,238,185
MGP Ingredients Inc.	249	15,097
		1,614,160
Distributors – 0.0%*
Core-Mark Holding Company Inc.	820	26,355
Genuine Parts Co.	5,037	481,789

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
LKQ Corp.	11,550	$415,684	(a)
Pool Corp.	311	33,641
Weyco Group Inc.	129	3,661
		961,130
Diversified Banks – 1.8%
Bank of America Corp.	357,798	9,066,601
Citigroup Inc.	99,332	7,225,410
JPMorgan Chase & Co.	127,778	12,204,077
U.S. Bancorp	57,511	3,082,014
Wells Fargo & Co.	162,906	8,984,266
		40,562,368
Diversified Chemicals – 0.3%
DowDuPont Inc.	85,054	5,888,289
Eastman Chemical Co.	5,468	494,799
LSB Industries Inc.	420	3,335	(a)
The Chemours Co.	1,420	71,866
		6,458,289
Diversified Metals & Mining – 0.0%*
Compass Minerals International Inc.	902	58,540
Materion Corp.	401	17,303
		75,843
Diversified Real Estate Activities – 0.0%*
Consolidated-Tomoka Land Co.	80	4,806
Tejon Ranch Co.	280	5,908	(a)
The RMR Group Inc., Class A	135	6,932
The St Joe Co.	832	15,683	(a)
		33,329
Diversified REITs – 0.0%*
Alexander & Baldwin Inc.	1,234	57,171
American Assets Trust Inc.	777	30,901
Armada Hoffler Properties Inc.	847	11,697
First Potomac Realty Trust	1,172	13,056
Gladstone Commercial Corp.	448	9,977
Global Net Lease Inc.	1,288	28,194
Gramercy Property Trust	2,780	84,095
Investors Real Estate Trust	2,456	15,006
iStar Inc.	1,279	15,092	(a)
Lexington Realty Trust	4,164	42,556
Liberty Property Trust	1,129	46,357
One Liberty Properties Inc.	273	6,650
PS Business Parks Inc.	355	47,393
RAIT Financial Trust	1,861	1,359
Select Income REIT	1,110	25,996
Washington Real Estate Investment Trust	1,402	45,930
		481,430
Diversified Support Services – 0.0%*
Cintas Corp.	3,169	457,223
Copart Inc.	1,529	52,552	(a)
Healthcare Services Group Inc.	1,306	70,485
Matthews International Corp., Class A	572	35,607
McGrath RentCorp.	471	20,606
Mobile Mini Inc.	792	27,284
UniFirst Corp.	285	43,177
Viad Corp.	374	22,777
VSE Corp.	166	9,439
		739,150
Drug Retail – 0.2%
CVS Health Corp.	36,998	3,008,677
Walgreens Boots Alliance Inc.	33,563	2,591,735
		5,600,412
Education Services – 0.0%*
Adtalem Global Education Inc.	1,619	58,041
American Public Education Inc.	312	6,568	(a)
Bridgepoint Education Inc.	363	3,485	(a)
Cambium Learning Group Inc.	198	1,313	(a)
Capella Education Co.	228	15,994
Career Education Corp.	1,342	13,943	(a)
Chegg Inc.	1,625	24,115	(a)
Graham Holdings Co., Class B	36	21,064
Grand Canyon Education Inc.	865	78,559	(a)
Houghton Mifflin Harcourt Co.	1,959	23,606	(a)
K12 Inc.	679	12,113	(a)

	Number of Shares	Fair Value
Laureate Education Inc., Class A	678	$9,865	(a)
Strayer Education Inc.	197	17,192
		285,858
Electric Utilities – 0.7%
ALLETE Inc.	939	72,575
Alliant Energy Corp.	8,571	356,296
American Electric Power Company Inc.	17,832	1,252,520
Duke Energy Corp.	25,444	2,135,260
Edison International	11,728	905,050
El Paso Electric Co.	760	41,990
Entergy Corp.	6,694	511,154
Eversource Energy	11,333	684,967
Exelon Corp.	33,716	1,270,082
FirstEnergy Corp.	16,322	503,207
Genie Energy Ltd., Class B	237	1,552
Great Plains Energy Inc.	1,641	49,722
Hawaiian Electric Industries Inc.	817	27,263
IDACORP Inc.	1,322	116,243
MGE Energy Inc.	667	43,088
NextEra Energy Inc.	16,881	2,473,911
OGE Energy Corp.	1,519	54,730
Otter Tail Corp.	762	33,033
PG&E Corp.	18,535	1,262,048
Pinnacle West Capital Corp.	4,126	348,895
PNM Resources Inc.	2,067	83,300
Portland General Electric Co.	1,673	76,356
PPL Corp.	24,637	934,974
Spark Energy Inc., Class A	198	2,970
The Southern Co.	36,436	1,790,465
Westar Energy Inc.	1,097	54,411
Xcel Energy Inc.	18,233	862,786
		15,948,848
Electrical Components & Equipment – 0.2%
Acuity Brands Inc.	1,666	285,353
Allied Motion Technologies Inc.	124	3,142
AMETEK Inc.	8,423	556,255
Atkore International Group Inc.	621	12,116	(a)
Eaton Corporation PLC	16,255	1,248,221
Emerson Electric Co.	23,595	1,482,710
Encore Wire Corp.	404	18,089
Energous Corp.	298	3,773	(a)
EnerSys	1,123	77,678
Generac Holdings Inc.	1,124	51,625	(a)
General Cable Corp.	976	18,398
Hubbell Inc.	414	48,032
LSI Industries Inc.	481	3,179
Plug Power Inc.	3,634	9,485	(a)
Powell Industries Inc.	173	5,188
Preformed Line Products Co.	47	3,163
Regal Beloit Corp.	345	27,255
Rockwell Automation Inc.	4,649	828,498
Sunrun Inc.	1,606	8,913	(a)
Thermon Group Holdings Inc.	642	11,550	(a)
Vicor Corp.	332	7,835	(a)
Vivint Solar Inc.	358	1,217	(a)
		4,711,675
Electronic Components – 0.1%
Amphenol Corp., Class A	11,008	931,717
AVX Corp.	927	16,899
Bel Fuse Inc., Class B	184	5,741
Belden Inc.	1,088	87,617
Corning Inc.	32,093	960,223
II-VI Inc.	1,123	46,211	(a)
Knowles Corp.	2,192	33,472	(a)
Littelfuse Inc.	582	114,002
Rogers Corp.	324	43,183	(a)
Vishay Intertechnology Inc.	3,588	67,454
		2,306,519
Electronic Equipment & Instruments – 0.0%*
Badger Meter Inc.	504	24,696
Cognex Corp.	662	73,005
Coherent Inc.	188	44,212	(a)
Control4 Corp.	403	11,872	(a)
Daktronics Inc.	742	7,843
Electro Scientific Industries Inc.	523	7,280	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
FARO Technologies Inc.	333	$12,737	(a)
Fitbit Inc., Class A	3,308	23,024	(a)
FLIR Systems Inc.	5,085	197,857
Iteris Inc.	554	3,684	(a)
Itron Inc.	631	48,871	(a)
Keysight Technologies Inc.	1,419	59,116	(a)
Mesa Laboratories Inc.	60	8,959
MicroVision Inc.	1,431	3,978	(a)
MTS Systems Corp.	335	17,906
National Instruments Corp.	807	34,031
Novanta Inc.	630	27,468	(a)
OSI Systems Inc.	314	28,690	(a)
Trimble Inc.	1,939	76,106	(a)
VeriFone Systems Inc.	2,991	60,658	(a)
Vishay Precision Group Inc.	239	5,832	(a)
Zebra Technologies Corp., Class A	410	44,518	(a)
		822,343
Electronic Manufacturing Services – 0.0%*
Benchmark Electronics Inc.	904	30,872	(a)
CTS Corp.	627	15,111
IPG Photonics Corp.	285	52,742	(a)
Jabil Inc.	1,366	38,999
KEMET Corp.	865	18,277	(a)
Kimball Electronics Inc.	561	12,146	(a)
Maxwell Technologies Inc.	632	3,242	(a)
Methode Electronics Inc.	630	26,680
Park Electrochemical Corp.	391	7,234
Plexus Corp.	595	33,368	(a)
Radisys Corp.	716	981	(a)
Sanmina Corp.	1,404	52,159	(a)
TTM Technologies Inc.	1,750	26,897	(a)
		318,708
Environmental & Facilities Services – 0.1%
ABM Industries Inc.	1,071	44,671
Advanced Disposal Services Inc.	811	20,429	(a)
Aqua Metals Inc.	218	1,493	(a)
Casella Waste Systems Inc., Class A	768	14,438	(a)
CECO Environmental Corp.	591	5,000
Clean Harbors Inc.	395	22,397	(a)
Covanta Holding Corp.	2,220	32,967
Heritage-Crystal Clean Inc.	258	5,612	(a)
Hudson Technologies Inc.	694	5,420	(a)
Republic Services Inc.	8,446	557,943
Rollins Inc.	724	33,405
SP Plus Corp.	343	13,549	(a)
Stericycle Inc.	3,242	232,192	(a)
Team Inc.	581	7,756	(a)
Tetra Tech Inc.	1,044	48,598
US Ecology Inc.	437	23,511
Waste Management Inc.	14,975	1,172,093
		2,241,474
Fertilizers & Agricultural Chemicals – 0.1%
AgroFresh Solutions Inc.	436	3,065	(a)
American Vanguard Corp.	568	13,007
CF Industries Holdings Inc.	8,739	307,263
FMC Corp.	4,966	443,514
Intrepid Potash Inc.	2,126	9,269	(a)
Monsanto Co.	15,741	1,886,087
The Mosaic Co.	13,137	283,628
The Scotts Miracle-Gro Co., Class A	312	30,370
		2,976,203
Financial Exchanges & Data – 0.3%
CBOE Holdings Inc.	3,400	365,942
CME Group Inc.	12,469	1,691,794
Donnelley Financial Solutions Inc.	500	10,780	(a)
FactSet Research Systems Inc.	303	54,573
Intercontinental Exchange Inc.	21,630	1,485,981
MarketAxess Holdings Inc.	286	52,770
Moody’s Corp.	5,962	829,970
MSCI Inc.	685	80,077
Nasdaq Inc.	4,260	330,448
S&P Global Inc.	9,208	1,439,302
		6,341,637
Food Distributors – 0.1%
Performance Food Group Co.	1,582	44,692	(a)

	Number of Shares	Fair Value
SpartanNash Co.	737	$19,435
Sysco Corp.	17,677	953,674
The Andersons Inc.	537	18,392
The Chefs’ Warehouse Inc.	390	7,527	(a)
United Natural Foods Inc.	1,266	52,653	(a)
		1,096,373
Food Retail – 0.0%*
Casey’s General Stores Inc.	290	31,740
Ingles Markets Inc., Class A	277	7,119
Natural Grocers by Vitamin Cottage Inc.	188	1,049	(a)
Smart & Final Stores Inc.	456	3,580	(a)
Sprouts Farmers Market Inc.	938	17,606	(a)
SUPERVALU Inc.	764	16,617	(a)
The Kroger Co.	32,668	655,320
Village Super Market Inc., Class A	143	3,538
Weis Markets Inc.	188	8,178
		744,747
Footwear – 0.1%
Crocs Inc.	1,482	14,376	(a)
Deckers Outdoor Corp.	847	57,943	(a)
NIKE Inc., Class B	47,372	2,456,238
Skechers U.S.A. Inc., Class A	1,036	25,993	(a)
Steven Madden Ltd.	1,111	48,106	(a)
Wolverine World Wide Inc.	1,787	51,555
		2,654,211
Forest Products – 0.0%*
Boise Cascade Co.	666	23,243	(a)
Deltic Timber Corp.	211	18,659
Louisiana-Pacific Corp.	3,760	101,821	(a)
		143,723
Gas Utilities – 0.0%*
Atmos Energy Corp.	811	67,994
Chesapeake Utilities Corp.	295	23,084
National Fuel Gas Co.	663	37,532
New Jersey Resources Corp.	2,245	94,627
Northwest Natural Gas Co.	543	34,969
ONE Gas Inc.	1,360	100,150
RGC Resources Inc.	154	4,400
South Jersey Industries Inc.	1,460	50,414
Southwest Gas Holdings Inc.	1,242	96,404
Spire Inc.	861	64,274
UGI Corp.	1,322	61,949
WGL Holdings Inc.	1,327	111,733
		747,530
General Merchandise Stores – 0.1%
Big Lots Inc.	1,139	61,016
Dollar General Corp.	9,016	730,747
Dollar Tree Inc.	8,748	759,501	(a)
Fred’s Inc., Class A	706	4,547
Ollie’s Bargain Outlet Holdings Inc.	902	41,853	(a)
Target Corp.	19,990	1,179,610
		2,777,274
Gold – 0.0%*
Gold Resource Corp.	1,024	3,840
Newmont Mining Corp.	19,625	736,134
Royal Gold Inc.	499	42,934
		782,908
Health Care REITs – 0.1%
CareTrust REIT Inc.	1,402	26,694
Community Healthcare Trust Inc.	257	6,929
Global Medical REIT Inc.	302	2,712
HCP Inc.	17,238	479,734
Healthcare Realty Trust Inc.	3,206	103,682
LTC Properties Inc.	708	33,262
MedEquities Realty Trust Inc.	402	4,723
Medical Properties Trust Inc.	2,823	37,066
National Health Investors Inc.	752	58,122
New Senior Investment Group Inc.	1,540	14,091
Omega Healthcare Investors Inc.	1,498	47,801
Physicians Realty Trust	3,300	58,509
Quality Care Properties Inc.	2,534	39,277	(a)
Sabra Health Care REIT Inc.	4,635	101,692
Senior Housing Properties Trust	1,838	35,933

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Universal Health Realty Income Trust REIT	248	$18,721
Ventas Inc.	13,052	850,077
Welltower Inc.	13,480	947,374
		2,866,399
Healthcare Distributors – 0.1%
Aceto Corp.	584	6,558
AmerisourceBergen Corp.	6,150	508,912
Cardinal Health Inc.	11,618	777,477
Henry Schein Inc.	5,818	477,018	(a)
McKesson Corp.	7,777	1,194,625
Owens & Minor Inc.	1,570	45,844
Patterson Companies Inc.	3,015	116,530
PetIQ Inc.	135	3,656	(a)
PharMerica Corp.	593	17,375	(a)
		3,147,995
Healthcare Equipment – 0.8%
Abaxis Inc.	440	19,646
Abbott Laboratories	63,432	3,384,732	(b)
ABIOMED Inc.	320	53,952	(a)
Accuray Inc.	1,606	6,424	(a)
Analogic Corp.	249	20,854
AngioDynamics Inc.	690	11,792	(a)
AtriCure Inc.	633	14,160	(a)
AxoGen Inc.	476	9,211	(a)
Baxter International Inc.	17,971	1,127,680
Becton Dickinson and Co.	8,325	1,631,284
Boston Scientific Corp.	50,018	1,459,025	(a)
Cantel Medical Corp.	687	64,695
Cardiovascular Systems Inc.	641	18,044	(a)
ConforMIS Inc.	723	2,545	(a)
CONMED Corp.	479	25,133
Corindus Vascular Robotics Inc.	922	1,401	(a)
CR Bard Inc.	2,621	840,030
CryoLife Inc.	638	14,483	(a)
Cutera Inc.	215	8,890	(a)
Danaher Corp.	21,970	1,884,587
Edwards Lifesciences Corp.	7,723	844,201	(a)
Entellus Medical Inc.	169	3,120	(a)
Exactech Inc.	209	6,887	(a)
FONAR Corp.	141	4,301	(a)
GenMark Diagnostics Inc.	807	7,771	(a)
Glaukos Corp.	542	17,886	(a)
Globus Medical Inc., Class A	1,856	55,160	(a)
Heska Corp.	121	10,659	(a)
Hill-Rom Holdings Inc.	497	36,778
Hologic Inc.	10,541	386,749	(a)
IDEXX Laboratories Inc.	3,000	466,470	(a)
Inogen Inc.	326	31,003	(a)
Insulet Corp.	1,088	59,927	(a)
Integer Holdings Corp.	559	28,593	(a)
Integra LifeSciences Holdings Corp.	1,154	58,254	(a)
Intuitive Surgical Inc.	1,339	1,400,433	(a)
Invacare Corp.	640	10,080
iRhythm Technologies Inc.	261	13,541	(a)
K2M Group Holdings Inc.	768	16,289	(a)
LeMaitre Vascular Inc.	275	10,290
Masimo Corp.	1,197	103,612	(a)
Natus Medical Inc.	580	21,750	(a)
Nevro Corp.	525	47,712	(a)
NuVasive Inc.	1,324	73,429	(a)
NxStage Medical Inc.	1,196	33,010	(a)
Orthofix International N.V.	349	16,490	(a)
Penumbra Inc.	531	47,949	(a)
Pulse Biosciences Inc.	173	3,220	(a)
ResMed Inc.	5,300	407,888
Rockwell Medical Inc.	970	8,303	(a)
Stryker Corp.	11,756	1,669,587
Surmodics Inc.	261	8,091	(a)
Tactile Systems Technology Inc.	173	5,354	(a)
Teleflex Inc.	346	83,722
Varex Imaging Corp.	713	24,128	(a)
Varian Medical Systems Inc.	3,463	346,508	(a)
ViewRay Inc.	666	3,836	(a)

	Number of Shares	Fair Value
Viveve Medical Inc.	283	$1,483	(a)
Zimmer Biomet Holdings Inc.	7,443	871,501
		17,844,533
Healthcare Facilities – 0.1%
AAC Holdings Inc.	202	2,006	(a)
Acadia Healthcare Company Inc.	614	29,325	(a)
Capital Senior Living Corp.	563	7,066	(a)
Community Health Systems Inc.	1,800	13,824	(a)
Genesis Healthcare Inc.	651	755	(a)
HCA Healthcare Inc.	10,245	815,399	(a)
HealthSouth Corp.	2,570	119,119
Kindred Healthcare Inc.	1,691	11,499
LifePoint Health Inc.	310	17,949	(a)
National HealthCare Corp.	223	13,953
Select Medical Holdings Corp.	1,935	37,152	(a)
Surgery Partners Inc.	372	3,850	(a)
Tenet Healthcare Corp.	2,153	35,374	(a)
The Ensign Group Inc.	957	21,619
Universal Health Services Inc., Class B	3,349	371,538
US Physical Therapy Inc.	243	14,932
		1,515,360
Healthcare Services – 0.1%
Addus HomeCare Corp.	151	5,330	(a)
Almost Family Inc.	242	12,996	(a)
Amedisys Inc.	559	31,282	(a)
American Renal Associates Holdings Inc.	175	2,620	(a)
AMN Healthcare Services Inc.	889	40,627	(a)
BioScrip Inc.	1,987	5,464	(a)
BioTelemetry Inc.	541	17,853	(a)
Chemed Corp.	292	58,999
Civitas Solutions Inc.	301	5,554	(a)
CorVel Corp.	198	10,771	(a)
Cross Country Healthcare Inc.	643	9,150	(a)
DaVita Inc.	5,806	344,818	(a)
Diplomat Pharmacy Inc.	915	18,950	(a)
Envision Healthcare Corp.	4,383	197,016	(a)
Express Scripts Holding Co.	21,029	1,331,556	(a)
Laboratory Corporation of America Holdings	3,624	547,115	(a)
Landauer Inc.	192	12,922
LHC Group Inc.	299	21,205	(a)
MEDNAX Inc.	708	30,529	(a)
National Research Corp., Class A	159	5,994
Quest Diagnostics Inc.	5,052	473,069
R1 RCM Inc.	1,899	7,045	(a)
RadNet Inc.	744	8,593	(a)
Teladoc Inc.	1,019	33,780	(a)
The Providence Service Corp.	188	10,167	(a)
Tivity Health Inc.	636	25,949	(a)
		3,269,354
Healthcare Supplies – 0.1%
Align Technology Inc.	2,600	484,302	(a)
Anika Therapeutics Inc.	281	16,298	(a)
Antares Pharma Inc.	2,720	8,813	(a)
Atrion Corp.	27	18,144
Cerus Corp.	2,029	5,539	(a)
DENTSPLY SIRONA Inc.	8,434	504,438
Endologix Inc.	1,626	7,252	(a)
Haemonetics Corp.	974	43,703	(a)
Halyard Health Inc.	1,239	55,792	(a)
ICU Medical Inc.	277	51,481	(a)
Lantheus Holdings Inc.	493	8,775	(a)
Meridian Bioscience Inc.	841	12,026
Merit Medical Systems Inc.	863	36,548	(a)
Neogen Corp.	695	53,835	(a)
OraSure Technologies Inc.	1,042	23,445	(a)
Quidel Corp.	539	23,641	(a)
RTI Surgical Inc.	1,167	5,310	(a)
Sientra Inc.	270	4,158	(a)
STAAR Surgical Co.	816	10,159	(a)
The Cooper Companies Inc.	1,802	427,272
Utah Medical Products Inc.	69	5,075
West Pharmaceutical Services Inc.	565	54,387
		1,860,393

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Healthcare Technology – 0.1%
Allscripts Healthcare Solutions Inc.	4,808	$68,418	(a)
Castlight Health Inc., Class B	806	3,466	(a)
Cerner Corp.	10,486	747,862	(a)
Computer Programs & Systems Inc.	227	6,708
Cotiviti Holdings Inc.	691	24,862	(a)
Evolent Health Inc. Class A	977	17,391	(a)
HealthStream Inc.	513	11,989	(a)
HMS Holdings Corp.	1,476	29,313	(a)
Inovalon Holdings Inc., Class A	1,187	20,238	(a)
Medidata Solutions Inc.	1,497	116,856	(a)
Omnicell Inc.	684	34,918	(a)
Quality Systems Inc.	1,030	16,202	(a)
Simulations Plus Inc.	252	3,906
Tabula Rasa HealthCare Inc.	176	4,706	(a)
Vocera Communications Inc.	498	15,622	(a)
		1,122,457
Heavy Electrical Equipment – 0.0%*
AZZ Inc.	467	22,743
Babcock & Wilcox Enterprises Inc.	919	3,060	(a)
TPI Composites Inc.	120	2,681	(a)
		28,484
Home Building – 0.1%
AV Homes Inc.	240	4,116	(a)
Beazer Homes USA Inc.	640	11,994	(a)
CalAtlantic Group Inc.	585	21,428
Cavco Industries Inc.	158	23,313	(a)
Century Communities Inc.	304	7,509	(a)
DR Horton Inc.	12,815	511,703
Green Brick Partners Inc.	472	4,673	(a)
Hovnanian Enterprises Inc., Class A	2,473	4,773	(a)
Installed Building Products Inc.	401	25,985	(a)
KB Home	2,190	52,823
Lennar Corp., Class A	7,591	400,805
LGI Homes Inc.	309	15,008	(a)
M/I Homes Inc.	473	12,643	(a)
MDC Holdings Inc.	798	26,501
Meritage Homes Corp.	734	32,589	(a)
NVR Inc.	26	74,230	(a)
PICO Holdings Inc.	421	7,031	(a)
PulteGroup Inc.	10,681	291,912
Taylor Morrison Home Corp., Class A	1,360	29,988	(a)
The New Home Company Inc.	290	3,236	(a)
Toll Brothers Inc.	1,151	47,732
TopBuild Corp.	699	45,554	(a)
TRI Pointe Group Inc.	3,965	54,757	(a)
William Lyon Homes, Class A	483	11,104	(a)
		1,721,407
Home Entertainment Software – 0.1%
Activision Blizzard Inc.	27,522	1,775,444	(b)
Electronic Arts Inc.	11,302	1,334,314	(a)
Rosetta Stone Inc.	383	3,910	(a)
Take-Two Interactive Software Inc.	815	83,318	(a)
		3,196,986
Home Furnishing Retail – 0.0%*
Aaron’s Inc.	1,685	73,517
Bed Bath & Beyond Inc.	1,105	25,934
Haverty Furniture Companies Inc.	344	8,996
Kirkland’s Inc.	300	3,429	(a)
Pier 1 Imports Inc.	1,653	6,926
RH	373	26,229	(a)
Select Comfort Corp.	778	24,157	(a)
Williams-Sonoma Inc.	609	30,365
		199,553
Home Furnishings – 0.0%*
Bassett Furniture Industries Inc.	206	7,766
Ethan Allen Interiors Inc.	496	16,071
Flexsteel Industries Inc.	129	6,540
Hooker Furniture Corp.	228	10,887
La-Z-Boy Inc.	929	24,990
Leggett & Platt Inc.	4,943	235,929
Mohawk Industries Inc.	2,356	583,134	(a)
Tempur Sealy International Inc.	346	22,324	(a)
		907,641

	Number of Shares	Fair Value
Home Improvement Retail – 0.4%
Lowe’s Companies Inc.	30,736	$2,457,036
Lumber Liquidators Holdings Inc.	532	20,737	(a)
The Home Depot Inc.	42,947	7,024,411
Tile Shop Holdings Inc.	650	8,255
		9,510,439
Hotel & Resort REITs – 0.1%
Ashford Hospitality Prime Inc.	450	4,275
Ashford Hospitality Trust Inc.	1,574	10,499
Chatham Lodging Trust	758	16,161
Chesapeake Lodging Trust	1,114	30,045
DiamondRock Hospitality Co.	3,640	39,858
Hersha Hospitality Trust	653	12,191
Hospitality Properties Trust	1,275	36,325
Host Hotels & Resorts Inc.	27,169	502,355
LaSalle Hotel Properties	2,954	85,725
Pebblebrook Hotel Trust	1,244	44,958
RLJ Lodging Trust	3,165	69,630
Ryman Hospitality Properties Inc.	808	50,492
Summit Hotel Properties Inc.	1,975	31,580
Sunstone Hotel Investors Inc.	4,236	68,072
Xenia Hotels & Resorts Inc.	1,976	41,595
		1,043,761
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	15,169	979,462
Hilton Worldwide Holdings Inc.	7,500	520,875
ILG Inc.	2,800	74,844
La Quinta Holdings Inc.	1,464	25,620	(a)
Lindblad Expeditions Holdings Inc.	299	3,199	(a)
Marriott International Inc., Class A	11,252	1,240,646
Marriott Vacations Worldwide Corp.	415	51,680
Red Lion Hotels Corp.	265	2,292	(a)
Royal Caribbean Cruises Ltd.	6,154	729,495
The Marcus Corp.	370	10,249
Wyndham Worldwide Corp.	3,853	406,145
		4,044,507
Household Appliances – 0.0%*
Helen of Troy Ltd.	727	70,446	(a)
iRobot Corp.	504	38,838	(a)
NACCO Industries Inc., Class A	76	6,521
Whirlpool Corp.	2,731	503,706
		619,511
Household Products – 0.6%
Central Garden & Pet Co.	194	7,535	(a)
Central Garden & Pet Co., Class A	642	23,876	(a)
Church & Dwight Company Inc.	9,342	452,620
Colgate-Palmolive Co.	31,702	2,309,491
Energizer Holdings Inc.	473	21,782
HRG Group Inc.	2,237	34,919	(a)
Kimberly-Clark Corp.	13,019	1,532,076
Oil-Dri Corporation of America	99	4,844
Orchids Paper Products Co.	51	718
The Clorox Co.	4,726	623,407
The Procter & Gamble Co.	93,002	8,461,322
WD-40 Co.	246	27,527
		13,500,117
Housewares & Specialties – 0.0%*
CSS Industries Inc.	171	4,928
Libbey Inc.	448	4,149
Lifetime Brands Inc.	220	4,026
Newell Brands Inc.	17,778	758,587
Tupperware Brands Corp.	392	24,233
		795,923
Human Resource & Employment Services – 0.0%*
Barrett Business Services Inc.	142	8,027
GP Strategies Corp.	257	7,928	(a)
Heidrick & Struggles International Inc.	371	7,847
Insperity Inc.	314	27,632
Kelly Services Inc., Class A	582	14,602
Kforce Inc.	495	9,999
Korn/Ferry International	969	38,208
ManpowerGroup Inc.	514	60,560
On Assignment Inc.	926	49,708	(a)
Robert Half International Inc.	4,783	240,776
TriNet Group Inc.	774	26,022	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
TrueBlue Inc.	734	$16,478	(a)
WageWorks Inc.	702	42,611	(a)
		550,398
Hypermarkets & Super Centers – 0.3%
Costco Wholesale Corp.	16,050	2,636,854
PriceSmart Inc.	410	36,593
Wal-Mart Stores Inc.	52,922	4,135,325
		6,808,772
Independent Power Producers & Energy Traders – 0.0%*
AES Corp.	24,766	272,921
Atlantic Power Corp.	2,442	5,983	(a)
Dynegy Inc.	1,917	18,768	(a)
NRG Energy Inc.	11,824	302,576
NRG Yield Inc., Class A	688	13,051
NRG Yield Inc., Class C	1,100	21,230
		634,529
Industrial Conglomerates – 0.7%
3M Co.	21,793	4,574,351	(b)
Carlisle Companies Inc.	478	47,938
General Electric Co.	314,011	7,592,786
Honeywell International Inc.	27,689	3,924,639
Raven Industries Inc.	648	20,995
Roper Technologies Inc.	3,757	914,454
		17,075,163
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	7,887	1,192,672
Praxair Inc.	10,426	1,456,929
		2,649,601
Industrial Machinery – 0.4%
Actuant Corp., Class A	1,128	28,877
Albany International Corp., Class A	520	29,848
Altra Industrial Motion Corp.	505	24,290
Barnes Group Inc.	920	64,805
Briggs & Stratton Corp.	740	17,390
Chart Industries Inc.	612	24,009	(a)
CIRCOR International Inc.	331	18,016
Columbus McKinnon Corp.	393	14,883
Crane Co.	390	31,196
DMC Global Inc.	281	4,749
Donaldson Company Inc.	1,005	46,170
Dover Corp.	5,813	531,250
Energy Recovery Inc.	693	5,475	(a)
EnPro Industries Inc.	414	33,339
ESCO Technologies Inc.	459	27,517
Flowserve Corp.	4,891	208,308
Fortive Corp.	11,126	787,610
Franklin Electric Company Inc.	867	38,885
Gencor Industries Inc.	118	2,083	(a)
Global Brass & Copper Holdings Inc.	420	14,196
Graco Inc.	424	52,445
Graham Corp.	195	4,062
Hardinge Inc.	228	3,482
Harsco Corp.	1,442	30,138	(a)
Hillenbrand Inc.	1,125	43,706
Hurco Companies Inc.	128	5,325
Hyster-Yale Materials Handling Inc.	189	14,447
IDEX Corp.	583	70,817
Illinois Tool Works Inc.	11,182	1,654,489
Ingersoll-Rand PLC	9,477	845,064
ITT Inc.	662	29,307
John Bean Technologies Corp.	574	58,031
Kadant Inc.	215	21,188
Kennametal Inc.	2,157	87,013
LB Foster Co., Class A	188	4,277
Lincoln Electric Holdings Inc.	472	43,273
Lydall Inc.	332	19,024	(a)
Milacron Holdings Corp.	850	14,331	(a)
Mueller Industries Inc.	1,081	37,781
Mueller Water Products Inc., Class A	2,969	38,003
NN Inc.	530	15,370
Nordson Corp.	388	45,978
Omega Flex Inc.	58	4,167
Park-Ohio Holdings Corp.	172	7,843
Parker-Hannifin Corp.	4,895	856,723
Proto Labs Inc.	452	36,296	(a)

	Number of Shares	Fair Value
RBC Bearings Inc.	428	$53,564	(a)
Rexnord Corp.	1,972	50,109	(a)
Snap-on Inc.	2,126	316,795
SPX Corp.	833	24,440	(a)
SPX FLOW Inc.	707	27,262	(a)
Standex International Corp.	226	24,001
Stanley Black & Decker Inc.	5,601	845,583
Sun Hydraulics Corp.	469	25,326
Tennant Co.	352	23,302
The Eastern Co.	130	3,731
The ExOne Co.	197	2,238	(a)
The Gorman-Rupp Co.	355	11,562
The Timken Co.	519	25,197
TriMas Corp.	902	24,354	(a)
Watts Water Technologies Inc., Class A	507	35,084
Woodward Inc.	1,403	108,887
Xylem Inc.	6,699	419,558
		8,016,469
Industrial REITs – 0.1%
DCT Industrial Trust Inc.	705	40,834
Duke Realty Corp.	13,200	380,424
EastGroup Properties Inc.	596	52,519
First Industrial Realty Trust Inc.	3,057	91,985
Monmouth Real Estate Investment Corp.	1,271	20,577
Prologis Inc. REIT	19,545	1,240,326
Rexford Industrial Realty Inc.	1,306	37,378
STAG Industrial Inc.	1,732	47,578
Terreno Realty Corp.	877	31,730
		1,943,351
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	6,723	413,801
Brown & Brown Inc.	893	43,034
Crawford & Co., Class B	241	2,882
eHealth Inc.	218	5,208	(a)
Health Insurance Innovations Inc., Class A	212	3,074	(a)
Marsh & McLennan Companies Inc.	18,858	1,580,489
		2,048,488
Integrated Oil & Gas – 1.0%
Chevron Corp.	68,888	8,094,340
Exxon Mobil Corp.	153,907	12,617,296
Occidental Petroleum Corp.	27,454	1,762,821
		22,474,457
Integrated Telecommunication Services – 0.7%
AT&T Inc.	223,480	8,753,711
ATN International Inc.	208	10,962
CenturyLink Inc.	20,609	389,510
Cincinnati Bell Inc.	845	16,773	(a)
Consolidated Communications Holdings Inc.	1,301	24,823
Frontier Communications Corp.	2,131	25,124
General Communication Inc., Class A	473	19,294	(a)
Hawaiian Telcom Holdco Inc.	118	3,519	(a)
IDT Corp., Class B	352	4,956
Ooma Inc.	385	4,062	(a)
Verizon Communications Inc.	148,240	7,336,398
Windstream Holdings Inc.	3,642	6,446
		16,595,578
Internet & Direct Marketing Retail – 0.9%
1-800-Flowers.com Inc., Class A	571	5,624	(a)
Amazon.com Inc.	14,475	13,915,541	(a)
Duluth Holdings Inc.	194	3,936	(a)
Expedia Inc.	4,447	640,101
FTD Companies Inc.	345	4,499	(a)
Gaia Inc.	99	1,188	(a)
Groupon Inc.	6,433	33,452	(a)
HSN Inc.	865	33,778
Lands’ End Inc.	298	3,934	(a)
Liberty TripAdvisor Holdings Inc., Class A	1,346	16,623	(a)
Netflix Inc.	15,598	2,828,697	(a)
Nutrisystem Inc.	559	31,248
Overstock.com Inc.	254	7,544	(a)
PetMed Express Inc.	401	13,293

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Shutterfly Inc.	624	$30,252	(a)
The Priceline Group Inc.	1,811	3,315,615	(a)
TripAdvisor Inc.	4,184	169,578	(a)
		21,054,903
Internet Software & Services – 1.7%
2U Inc.	829	46,457	(a)
Actua Corp.	693	10,603	(a)
Akamai Technologies Inc.	6,539	318,580	(a)
Alarm.com Holdings Inc.	385	17,394	(a)
Alphabet Inc., Class A	10,834	10,549,283	(a)
Alphabet Inc., Class C	10,963	10,514,723	(a)
Alteryx Inc., Class A	207	4,217	(a)
Amber Road Inc.	359	2,757	(a)
ANGI Homeservices Inc., Class A	803	12,151	(a)
Appfolio Inc. Class A	150	7,193	(a)
Apptio Inc., Class A	336	6,206	(a)
Bankrate Inc.	956	13,336	(a)
Bazaarvoice Inc.	1,658	8,207	(a)
Benefitfocus Inc.	257	8,648	(a)
Blucora Inc.	787	19,911	(a)
Box Inc., Class A	1,487	28,729	(a)
Brightcove Inc.	606	4,363	(a)
Carbonite Inc.	361	7,942	(a)
Care.com Inc.	232	3,686	(a)
Cars.com Inc.	1,926	51,251	(a)
ChannelAdvisor Corp.	467	5,371	(a)
Cloudera Inc.	264	4,388	(a)
CommerceHub Inc., Series A	260	5,868	(a)
CommerceHub Inc., Series C	550	11,743	(a)
Cornerstone OnDemand Inc.	948	38,498	(a)
Coupa Software Inc.	564	17,569	(a)
DHI Group Inc.	1,018	2,647	(a)
eBay Inc.	36,714	1,412,020	(a)
Endurance International Group Holdings Inc.	1,207	9,897	(a)
Envestnet Inc.	831	42,381	(a)
Etsy Inc.	2,111	35,634	(a)
Facebook Inc., Class A	86,272	14,741,297	(a)
Five9 Inc.	987	23,589	(a)
Gogo Inc.	1,134	13,393	(a)
GrubHub Inc.	1,578	83,098	(a)
GTT Communications Inc.	527	16,680	(a)
Hortonworks Inc.	811	13,746	(a)
Instructure Inc.	402	13,326	(a)
Internap Corp.	1,513	6,582	(a)
j2 Global Inc.	1,248	92,202
Limelight Networks Inc.	1,267	5,030	(a)
Liquidity Services Inc.	496	2,926	(a)
LivePerson Inc.	1,079	14,620	(a)
LogMeIn Inc.	402	44,240
MINDBODY Inc., Class A	698	18,043	(a)
MuleSoft Inc., Class A	489	9,848	(a)
New Relic Inc.	555	27,639	(a)
NIC Inc.	1,271	21,798
Nutanix Inc., Class A	1,052	23,554	(a)
Okta Inc.	210	5,924	(a)
Q2 Holdings Inc.	613	25,531	(a)
QuinStreet Inc.	753	5,535	(a)
Quotient Technology Inc.	1,287	20,142	(a)
Reis Inc.	170	3,060
Shutterstock Inc.	344	11,452	(a)
SPS Commerce Inc.	331	18,771	(a)
Stamps.com Inc.	291	58,971	(a)
TechTarget Inc.	214	2,555	(a)
The Meet Group Inc.	837	3,047	(a)
The Trade Desk Inc., Class A	439	27,003	(a)
TrueCar Inc.	1,096	17,306	(a)
Twilio Inc., Class A	1,177	35,133	(a)
VeriSign Inc.	3,252	345,980	(a)
Web.com Group Inc.	680	17,000	(a)
XO Group Inc.	509	10,012	(a)
Yelp Inc.	1,471	63,694	(a)
Yext Inc.	290	3,851	(a)
		39,068,231
Investment Banking & Brokerage – 0.4%
B. Riley Financial Inc.	394	6,718

	Number of Shares	Fair Value
Cowen Inc.	531	$9,452	(a)
E*TRADE Financial Corp.	10,325	450,273	(a)
Evercore Inc., Class A	715	57,379
GAIN Capital Holdings Inc.	758	4,844
Greenhill & Company Inc.	545	9,047
Houlihan Lokey Inc.	402	15,730
INTL. FCStone Inc.	288	11,036	(a)
Investment Technology Group Inc.	683	15,121
Ladenburg Thalmann Financial Services Inc.	2,143	6,172
Moelis & Co., Class A	578	24,883
Morgan Stanley	51,541	2,482,730
Oppenheimer Holdings Inc., Class A	229	3,973
Piper Jaffray Cos.	281	16,677
PJT Partners Inc., Class A	341	13,064
Raymond James Financial Inc.	4,800	404,784
Stifel Financial Corp.	1,778	95,052
The Charles Schwab Corp.	42,853	1,874,390
The Goldman Sachs Group Inc.	13,037	3,092,246
Virtu Financial Inc., Class A	539	8,732
		8,602,303
IT Consulting & Other Services – 0.4%
Acxiom Corp.	2,079	51,227	(a)
CACI International Inc., Class A	447	62,289	(a)
Cognizant Technology Solutions Corp., Class A	21,582	1,565,558
CSRA Inc.	5,414	174,710
DXC Technology Co.	10,135	870,394
EPAM Systems Inc.	903	79,401	(a)
Forrester Research Inc.	194	8,119
Gartner Inc.	3,400	422,994	(a)
International Business Machines Corp.	31,137	4,517,356
Leidos Holdings Inc.	1,086	64,313
ManTech International Corp., Class A	493	21,766
Perficient Inc.	706	13,887	(a)
Presidio Inc.	360	5,094	(a)
Science Applications International Corp.	1,140	76,209
ServiceSource International Inc.	1,215	4,204	(a)
Teradata Corp.	957	32,337	(a)
The Hackett Group Inc.	447	6,790
Unisys Corp.	1,013	8,610	(a)
Virtusa Corp.	481	18,172	(a)
		8,003,430
Leisure Facilities – 0.0%*
Drive Shack Inc.	1,426	5,148
International Speedway Corp., Class A	655	23,580
Planet Fitness Inc., Class A	1,596	43,060
RCI Hospitality Holdings Inc.	205	5,074
SeaWorld Entertainment Inc.	1,284	16,679
Six Flags Entertainment Corp.	609	37,112
Speedway Motorsports Inc.	234	4,984
		135,637
Leisure Products – 0.0%*
Acushnet Holdings Corp.	436	7,743
American Outdoor Brands Corp.	996	15,189	(a)
Brunswick Corp.	675	37,780
Callaway Golf Co.	1,771	25,556
Escalade Inc.	203	2,761
Hasbro Inc.	4,203	410,507
Johnson Outdoors Inc., Class A	98	7,181
Malibu Boats Inc., Class A	367	11,612	(a)
Marine Products Corp.	125	2,006
Mattel Inc.	12,599	195,033
MCBC Holdings Inc.	387	7,887	(a)
Nautilus Inc.	617	10,427	(a)
Polaris Industries Inc.	444	46,456
Sturm Ruger & Company Inc.	325	16,802
Vista Outdoor Inc.	1,083	24,844	(a)
		821,784
Life & Health Insurance – 0.3%
Aflac Inc.	14,415	1,173,237
American Equity Investment Life Holding Co.	1,611	46,848
Brighthouse Financial Inc.	3,624	220,339	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Citizens Inc.	936	$6,880	(a)
CNO Financial Group Inc.	4,380	102,229
FBL Financial Group Inc., Class A	194	14,453
Fidelity & Guaranty Life	234	7,266
Genworth Financial Inc., Class A	13,471	51,863	(a)
Independence Holding Co.	139	3,510
Lincoln National Corp.	8,218	603,859
MetLife Inc.	39,073	2,029,842
National Western Life Group Inc., Class A	43	15,007
Primerica Inc.	1,184	96,555
Principal Financial Group Inc.	9,904	637,223
Prudential Financial Inc.	15,552	1,653,489
Torchmark Corp.	4,056	324,845
Trupanion Inc.	416	10,986	(a)
Unum Group	8,547	437,008
		7,435,439
Life Sciences Tools & Services – 0.3%
Accelerate Diagnostics Inc.	464	10,417	(a)
Agilent Technologies Inc.	11,895	763,659
Bio-Rad Laboratories Inc., Class A	154	34,222	(a)
Bio-Techne Corp.	290	35,058
Cambrex Corp.	598	32,890	(a)
Charles River Laboratories International Inc.	359	38,779	(a)
Enzo Biochem Inc.	798	8,355	(a)
Fluidigm Corp.	587	2,959	(a)
Illumina Inc.	5,328	1,061,338	(a)
INC Research Holdings Inc., Class A	1,473	77,038	(a)
Luminex Corp.	793	16,122
Medpace Holdings Inc.	162	5,168	(a)
Mettler-Toledo International Inc.	954	597,357	(a)
NanoString Technologies Inc.	296	4,783	(a)
NeoGenomics Inc.	1,061	11,809	(a)
Pacific Biosciences of California Inc.	1,928	10,122	(a)
PAREXEL International Corp.	1,318	116,089	(a)
PerkinElmer Inc.	4,146	285,950
PRA Health Sciences Inc.	920	70,076	(a)
Quintiles IMS Holdings Inc.	5,000	475,350	(a)
Thermo Fisher Scientific Inc.	14,642	2,770,266
Waters Corp.	2,962	531,738	(a)
		6,959,545
Managed Healthcare – 0.6%
Aetna Inc.	12,055	1,916,866
Anthem Inc.	9,542	1,811,835
Centene Corp.	6,428	622,038	(a)
Cigna Corp.	9,200	1,719,848
HealthEquity Inc.	944	47,747	(a)
Humana Inc.	5,237	1,275,890
Magellan Health Inc.	443	38,231	(a)
Molina Healthcare Inc.	1,175	80,793	(a)
UnitedHealth Group Inc.	35,211	6,896,074
WellCare Health Plans Inc.	339	58,220	(a)
		14,467,542
Marine – 0.0%*
Eagle Bulk Shipping Inc.	895	4,054	(a)
Kirby Corp.	408	26,908	(a)
Matson Inc.	769	21,671
Scorpio Bulkers Inc.	1,043	7,353	(a)
		59,986
Metal & Glass Containers – 0.0%*
AptarGroup Inc.	476	41,083
Ball Corp.	12,852	530,788
Greif Inc., Class A	685	40,100
Greif Inc., Class B	112	7,196
Myers Industries Inc.	439	9,197
Owens-Illinois Inc.	1,260	31,702	(a)
Silgan Holdings Inc.	563	16,569
		676,635
Mortgage REITs – 0.0%*
AG Mortgage Investment Trust Inc.	510	9,812
Anworth Mortgage Asset Corp.	2,001	12,026
Apollo Commercial Real Estate Finance Inc.	1,974	35,749
Ares Commercial Real Estate Corp.	547	7,281

	Number of Shares	Fair Value
ARMOUR Residential REIT Inc.	699	$18,803
Capstead Mortgage Corp.	1,767	17,052
Cherry Hill Mortgage Investment Corp.	222	4,018
CYS Investments Inc.	2,818	24,348
Dynex Capital Inc.	967	7,030
Granite Point Mortgage Trust Inc.	187	3,503
Great Ajax Corp.	272	3,832
Hannon Armstrong Sustainable Infrastructure Capital Inc.	936	22,810
Invesco Mortgage Capital Inc.	2,137	36,607
KKR Real Estate Finance Trust Inc.	196	4,124
Ladder Capital Corp.	1,337	18,424
MTGE Investment Corp.	848	16,451
New York Mortgage Trust Inc.	2,225	13,684
Orchid Island Capital Inc.	597	6,083
Owens Realty Mortgage Inc.	185	3,369
PennyMac Mortgage Investment Trust	1,187	20,642
Redwood Trust Inc.	1,374	22,382
Resource Capital Corp.	613	6,608
Sutherland Asset Management Corp.	320	5,024
TPG RE Finance Trust Inc.	207	4,092	(a)
Western Asset Mortgage Capital Corp.	844	8,837
		332,591
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	6,562	316,354
Movies & Entertainment – 0.5%
AMC Entertainment Holdings Inc., Class A	1,031	15,156
Cinemark Holdings Inc.	821	29,728
Global Eagle Entertainment Inc.	944	3,228	(a)
Liberty Media Corp.-Liberty Braves, Class A	189	4,795	(a)
Liberty Media Corp.-Liberty Braves, Class C	635	16,046	(a)
Live Nation Entertainment Inc.	1,037	45,161	(a)
Reading International Inc., Class A	333	5,235	(a)
The Walt Disney Co.	56,335	5,552,941
Time Warner Inc.	28,265	2,895,749
Twenty-First Century Fox Inc., Class A	38,094	1,004,920
Twenty-First Century Fox Inc., Class B	16,014	413,001
Viacom Inc., Class B	13,203	367,572
World Wrestling Entertainment Inc., Class A	730	17,192
		10,370,724
Multi-Line Insurance – 0.2%
American Financial Group Inc.	525	54,311
American International Group Inc.	32,071	1,968,839
Assurant Inc.	2,069	197,631
Horace Mann Educators Corp.	761	29,945
Kemper Corp.	1,108	58,724
Loews Corp.	10,197	488,028
National General Holdings Corp.	969	18,518
The Hartford Financial Services Group Inc.	13,146	728,683
		3,544,679
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	69,843	12,803,619	(a)
FNFV Group	1,101	18,882	(a)
Leucadia National Corp.	12,167	307,217
		13,129,718
Multi-Utilities – 0.4%
Ameren Corp.	8,949	517,610
Avista Corp.	1,156	59,846
Black Hills Corp.	1,388	95,592
CenterPoint Energy Inc.	16,167	472,238
CMS Energy Corp.	9,613	445,274
Consolidated Edison Inc.	10,960	884,253
Dominion Energy Inc.	23,088	1,776,160
DTE Energy Co.	6,359	682,702
MDU Resources Group Inc.	1,496	38,821
NiSource Inc.	12,114	309,997
NorthWestern Corp.	1,262	71,858
Public Service Enterprise Group Inc.	18,661	863,071
SCANA Corp.	5,359	259,858
Sempra Energy	9,091	1,037,556

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Unitil Corp.	278	$13,750
Vectren Corp.	643	42,290
WEC Energy Group Inc.	11,278	708,033
		8,278,909
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	3,400	404,498
Boston Properties Inc.	5,664	695,992
Corporate Office Properties Trust	754	24,754
Cousins Properties Inc.	10,909	101,890
Douglas Emmett Inc.	1,174	46,279
Easterly Government Properties Inc.	637	13,167
Franklin Street Properties Corp.	1,965	20,868
Government Properties Income Trust	1,790	33,598
Highwoods Properties Inc.	793	41,308
JBG SMITH Properties	730	24,973	(a)
Kilroy Realty Corp.	752	53,482
Mack-Cali Realty Corp.	2,405	57,023
NorthStar Realty Europe Corp.	1,010	12,938
Parkway Inc.	850	19,576
SL Green Realty Corp.	3,335	337,902
Tier REIT Inc.	956	18,451
Vornado Realty Trust	5,867	451,055
		2,357,754
Office Services & Supplies – 0.0%*
ACCO Brands Corp.	2,132	25,371	(a)
ARC Document Solutions Inc.	849	3,472	(a)
Essendant Inc.	742	9,772
Herman Miller Inc.	1,600	57,440
HNI Corp.	1,121	46,488
Interface Inc.	1,078	23,608
Kimball International Inc., Class B	741	14,650
Knoll Inc.	964	19,280
MSA Safety Inc.	889	70,684
NL Industries Inc.	176	1,610	(a)
Pitney Bowes Inc.	1,383	19,376
Steelcase Inc., Class A	1,652	25,441
West Corp.	864	20,278
		337,470
Oil & Gas Drilling – 0.0%*
Atwood Oceanics Inc.	1,234	11,587	(a)
Diamond Offshore Drilling Inc.	1,694	24,563	(a)
Helmerich & Payne Inc.	4,084	212,817
Independence Contract Drilling Inc.	607	2,307	(a)
Nabors Industries Ltd.	2,151	17,359
Parker Drilling Co.	2,400	2,640	(a)
Patterson-UTI Energy Inc.	1,608	33,671
Pioneer Energy Services Corp.	1,279	3,261	(a)
Rowan Companies PLC, Class A	3,049	39,180	(a)
Unit Corp.	1,014	20,868	(a)
		368,253
Oil & Gas Equipment & Services – 0.3%
Archrock Inc.	1,401	17,583
Baker Hughes a GE Co.	15,041	550,801
Basic Energy Services Inc.	330	6,369	(a)
Bristow Group Inc.	682	6,377
C&J Energy Services Inc.	886	26,553	(a)
CARBO Ceramics Inc.	394	3,400	(a)
Dril-Quip Inc.	995	43,929	(a)
Era Group Inc.	402	4,498	(a)
Exterran Corp.	630	19,914	(a)
Fairmount Santrol Holdings Inc.	2,938	14,044	(a)
Forum Energy Technologies Inc.	1,202	19,112	(a)
Geospace Technologies Corp.	263	4,687	(a)
Gulf Island Fabrication Inc.	258	3,277
Halliburton Co.	31,734	1,460,716
Helix Energy Solutions Group Inc.	2,658	19,643	(a)
Keane Group Inc.	596	9,941	(a)
Key Energy Services Inc.	236	3,108	(a)
Mammoth Energy Services Inc.	152	2,563	(a)
Matrix Service Co.	535	8,132	(a)
McDermott International Inc.	5,364	38,996	(a)
National Oilwell Varco Inc.	14,265	509,688
Natural Gas Services Group Inc.	245	6,958	(a)
NCS Multistage Holdings Inc.	209	5,033	(a)
Newpark Resources Inc.	1,666	16,660	(a)

	Number of Shares	Fair Value
Oceaneering International Inc.	756	$19,860
Oil States International Inc.	974	24,691	(a)
PHI Inc.	19	223	(a)
ProPetro Holding Corp.	478	6,859	(a)
RigNet Inc.	255	4,386	(a)
Schlumberger Ltd.	50,833	3,546,110
SEACOR Holdings Inc.	315	14,525	(a)
SEACOR Marine Holdings Inc.	316	4,942	(a)
Smart Sand Inc.	228	1,546	(a)
Solaris Oilfield Infrastructure Inc., Class A	236	4,114	(a)
Superior Energy Services Inc.	4,006	42,784	(a)
Tesco Corp.	871	4,747	(a)
TETRA Technologies Inc.	1,871	5,351	(a)
U.S. Silica Holdings Inc.	1,568	48,718
Willbros Group Inc.	851	2,740	(a)
		6,533,578
Oil & Gas Exploration & Production – 0.5%
Abraxas Petroleum Corp.	2,099	3,946	(a)
Anadarko Petroleum Corp.	20,160	984,816
Apache Corp.	13,963	639,505
Bill Barrett Corp.	986	4,230	(a)
Bonanza Creek Energy Inc.	341	11,250	(a)
Cabot Oil & Gas Corp.	17,127	458,147
California Resources Corp.	639	6,684	(a)
Callon Petroleum Co.	5,387	60,550	(a)
Carrizo Oil & Gas Inc.	1,435	24,581	(a)
Chesapeake Energy Corp.	29,503	126,863	(a)
Cimarex Energy Co.	3,593	408,416
Concho Resources Inc.	5,126	675,197	(a)
ConocoPhillips	43,825	2,193,441
Contango Oil & Gas Co.	449	2,258	(a)
Denbury Resources Inc.	7,062	9,463	(a)
Devon Energy Corp.	19,364	710,852
Earthstone Energy Inc., Class A	427	4,693	(a)
Eclipse Resources Corp.	1,210	3,025	(a)
Energen Corp.	734	40,135	(a)
Energy XXI Gulf Coast Inc.	560	5,790	(a)
EOG Resources Inc.	20,717	2,004,163
EP Energy Corp., Class A	772	2,517	(a)
EQT Corp.	6,500	424,060
Evolution Petroleum Corp.	511	3,679
Gastar Exploration Inc.	4,063	3,574	(a)
Gulfport Energy Corp.	1,235	17,710	(a)
Halcon Resources Corp.	2,397	16,300	(a)
Hess Corp.	10,170	476,871
Isramco Inc.	13	1,508	(a)
Jagged Peak Energy Inc.	1,063	14,521	(a)
Jones Energy Inc., Class A	1,098	2,108	(a)
Lilis Energy Inc.	955	4,269	(a)
Marathon Oil Corp.	31,952	433,269
Matador Resources Co.	2,367	64,264	(a)
Midstates Petroleum Company Inc.	211	3,279	(a)
Murphy Oil Corp.	1,257	33,386
Newfield Exploration Co.	7,511	222,851	(a)
Noble Energy Inc.	17,120	485,523
Oasis Petroleum Inc.	4,475	40,812	(a)
Panhandle Oil and Gas Inc., Class A	297	7,069
PDC Energy Inc.	1,252	61,385	(a)
Penn Virginia Corp.	270	10,795	(a)
Pioneer Natural Resources Co.	6,267	924,633
QEP Resources Inc.	1,896	16,249	(a)
Range Resources Corp.	7,096	138,869
Resolute Energy Corp.	411	12,203	(a)
Ring Energy Inc.	722	10,462	(a)
Sanchez Energy Corp.	1,125	5,422	(a)
SandRidge Energy Inc.	661	13,279	(a)
SilverBow Resources Inc.	159	3,903	(a)
SM Energy Co.	807	14,316
Southwestern Energy Co.	3,781	23,102	(a)
SRC Energy Inc.	3,486	33,710	(a)
Stone Energy Corp.	369	10,723	(a)
Tellurian Inc.	1,050	11,214	(a)
Ultra Petroleum Corp.	3,510	30,432	(a)
W&T Offshore Inc.	1,772	5,405	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
WildHorse Resource Development Corp.	383	$5,102	(a)
WPX Energy Inc.	3,072	35,328	(a)
		12,002,107
Oil & Gas Refining & Marketing – 0.2%
Adams Resources & Energy Inc.	39	1,618
Andeavor	5,304	547,108
Clean Energy Fuels Corp.	1,753	4,347	(a)
CVR Energy Inc.	324	8,392
Delek US Holdings Inc.	1,399	37,395
Green Plains Inc.	727	14,649
HollyFrontier Corp.	1,352	48,631
Marathon Petroleum Corp.	18,503	1,037,648
Pacific Ethanol Inc.	556	3,086	(a)
Par Pacific Holdings Inc.	602	12,522	(a)
PBF Energy Inc., Class A	829	22,889
Phillips 66	15,390	1,409,878
Renewable Energy Group Inc.	729	8,857	(a)
REX American Resources Corp.	114	10,697	(a)
Valero Energy Corp.	16,325	1,255,882
World Fuel Services Corp.	536	18,176
		4,441,775
Oil & Gas Storage & Transportation – 0.1%
Dorian LPG Ltd.	488	3,328	(a)
GasLog Ltd.	823	14,361
Gener8 Maritime Inc.	799	3,603	(a)
International Seaways Inc.	557	10,973	(a)
Kinder Morgan Inc.	70,088	1,344,288
Nordic American Tankers Ltd.	1,750	9,345
ONEOK Inc.	13,557	751,193
Overseas Shipholding Group Inc., Class A	385	1,013	(a)
SemGroup Corp., Class A	1,254	36,053
Ship Finance International Ltd.	1,206	17,487
The Williams Companies Inc.	29,700	891,297
		3,082,941
Other Diversified Financial Services – 0.0%*
Tiptree Inc.	455	2,844
Packaged Foods & Meats – 0.4%
Amplify Snack Brands Inc.	588	4,169	(a)
B&G Foods Inc.	1,247	39,717
Bob Evans Farms Inc.	381	29,531
Cal-Maine Foods Inc.	557	22,893	(a)
Calavo Growers Inc.	310	22,692
Campbell Soup Co.	7,185	336,402
Conagra Brands Inc.	13,942	470,403
Dean Foods Co.	2,371	25,796
Farmer Brothers Co.	161	5,289	(a)
Flowers Foods Inc.	1,423	26,767
Freshpet Inc.	458	7,168	(a)
General Mills Inc.	20,988	1,086,339
Hormel Foods Corp.	10,108	324,871
Hostess Brands Inc.	1,516	20,709	(a)
J&J Snack Foods Corp.	283	37,158
John B Sanfilippo & Son Inc.	171	11,510
Kellogg Co.	9,302	580,166
Lamb Weston Holdings Inc.	1,107	51,907
Lancaster Colony Corp.	492	59,099
Landec Corp.	537	6,954	(a)
Lifeway Foods Inc.	73	650	(a)
McCormick & Company Inc.	4,191	430,164
Mondelez International Inc., Class A	54,306	2,208,082
Omega Protein Corp.	442	7,359
Post Holdings Inc.	500	44,135	(a)
Sanderson Farms Inc.	530	85,606
Seneca Foods Corp., Class A	129	4,450	(a)
Snyder’s-Lance Inc.	2,267	86,463
The Hain Celestial Group Inc.	804	33,085	(a)
The Hershey Co.	5,172	564,627
The JM Smucker Co.	4,264	447,422
The Kraft Heinz Co.	21,440	1,662,672
Tootsie Roll Industries Inc.	497	18,886
TreeHouse Foods Inc.	443	30,004	(a)
Tyson Foods Inc., Class A	10,247	721,901
		9,515,046

	Number of Shares	Fair Value
Paper Packaging – 0.1%
Avery Dennison Corp.	3,316	$326,095
Bemis Company Inc.	683	31,124
International Paper Co.	14,829	842,584
Packaging Corporation of America	3,500	401,380
Sealed Air Corp.	7,391	315,744
Sonoco Products Co.	771	38,897
UFP Technologies Inc.	127	3,569	(a)
WestRock Co.	9,233	523,788
		2,483,181
Paper Products – 0.0%*
Clearwater Paper Corp.	284	13,987	(a)
Domtar Corp.	486	21,088
KapStone Paper and Packaging Corp.	1,623	34,878
Neenah Paper Inc.	299	25,579
PH Glatfelter Co.	874	16,999
Schweitzer-Mauduit International Inc.	545	22,596
Verso Corp., Class A	789	4,016	(a)
		139,143
Personal Products – 0.1%
Avon Products Inc.	3,592	8,369	(a)
Coty Inc., Class A	17,701	292,598
Edgewell Personal Care Co.	434	31,582	(a)
elf Beauty Inc.	392	8,840	(a)
Inter Parfums Inc.	320	13,200
Medifast Inc.	210	12,468
Natural Health Trends Corp.	150	3,585
Nature’s Sunshine Products Inc.	183	1,857
Nu Skin Enterprises Inc., Class A	374	22,993
Revlon Inc., Class A	232	5,696	(a)
The Estee Lauder Companies Inc., Class A	8,287	893,670
USANA Health Sciences Inc.	208	12,002	(a)
		1,306,860
Pharmaceuticals – 1.7%
Aclaris Therapeutics Inc.	382	9,859	(a)
Aerie Pharmaceuticals Inc.	609	29,597	(a)
Akcea Therapeutics Inc.	278	7,692	(a)
Akorn Inc.	732	24,295	(a)
Allergan PLC	12,090	2,477,846
Amphastar Pharmaceuticals Inc.	712	12,723	(a)
ANI Pharmaceuticals Inc.	159	8,346	(a)
Aratana Therapeutics Inc.	671	4,113	(a)
Assembly Biosciences Inc.	266	9,289	(a)
Bristol-Myers Squibb Co.	59,638	3,801,326
Catalent Inc.	3,265	130,339	(a)
Cempra Inc.	867	2,818	(a)
Clearside Biomedical Inc.	164	1,433	(a)
Collegium Pharmaceutical Inc.	270	2,832	(a)
Corcept Therapeutics Inc.	1,722	33,235	(a)
Corium International Inc.	376	4,166	(a)
Depomed Inc.	1,223	7,081	(a)
Dermira Inc.	722	19,494	(a)
Dova Pharmaceuticals Inc.	95	2,307	(a)
Durect Corp.	2,560	4,531	(a)
Eli Lilly & Co.	35,518	3,038,210
Horizon Pharma PLC	2,960	37,533	(a)
Impax Laboratories Inc.	1,289	26,167	(a)
Innoviva Inc.	1,290	18,215	(a)
Intersect ENT Inc.	515	16,042	(a)
Intra-Cellular Therapies Inc.	686	10,825	(a)
Johnson & Johnson	97,493	12,675,065
Kala Pharmaceuticals Inc.	152	3,472	(a)
Lannett Company Inc.	560	10,332	(a)
Mallinckrodt PLC	736	27,504	(a)
Merck & Company Inc.	99,312	6,358,947
Mylan N.V.	19,590	614,538	(a)
MyoKardia Inc.	324	13,883	(a)
Nektar Therapeutics	2,713	65,112	(a)
Neos Therapeutics Inc.	278	2,544	(a)
Ocular Therapeutix Inc.	319	1,971	(a)
Omeros Corp.	777	16,799	(a)
Pacira Pharmaceuticals Inc.	701	26,323	(a)
Paratek Pharmaceuticals Inc.	362	9,086	(a)
Pfizer Inc.	216,879	7,742,580

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Phibro Animal Health Corp., Class A	379	$14,042
Prestige Brands Holdings Inc.	1,369	68,573	(a)
Reata Pharmaceuticals Inc., Class A	211	6,562	(a)
Revance Therapeutics Inc.	413	11,378	(a)
SciClone Pharmaceuticals Inc.	1,007	11,278	(a)
Sienna Biopharmaceuticals Inc.	94	2,092	(a)
Sucampo Pharmaceuticals Inc., Class A	472	5,570	(a)
Supernus Pharmaceuticals Inc.	858	34,320	(a)
Teligent Inc.	826	5,543	(a)
Tetraphase Pharmaceuticals Inc.	738	5,048	(a)
The Medicines Co.	1,285	47,596	(a)
TherapeuticsMD Inc.	3,005	15,897	(a)
WaVe Life Sciences Ltd.	149	3,241	(a)
Zoetis Inc.	17,866	1,139,136
Zogenix Inc.	499	17,490	(a)
Zynerba Pharmaceuticals Inc.	255	2,132	(a)
		38,698,368
Property & Casualty Insurance – 0.2%
Ambac Financial Group Inc.	904	15,603	(a)
AMERISAFE Inc.	379	22,058
AmtTust Financial Services Inc.	1,615	21,738
Atlas Financial Holdings Inc.	214	4,045	(a)
Baldwin & Lyons Inc., Class B	179	4,036
Cincinnati Financial Corp.	5,471	418,914
Donegal Group Inc., Class A	163	2,629
EMC Insurance Group Inc.	168	4,729
Employers Holdings Inc.	565	25,679
Federated National Holding Co.	257	4,012
First American Financial Corp.	840	41,975
Hallmark Financial Services Inc.	283	3,286	(a)
HCI Group Inc.	185	7,076
Heritage Insurance Holdings Inc.	546	7,213
Infinity Property & Casualty Corp.	215	20,253
Investors Title Co.	28	5,014
Kinsale Capital Group Inc.	274	11,829
MBIA Inc.	2,257	19,636	(a)
Mercury General Corp.	274	15,533
NI Holdings Inc.	236	4,224	(a)
Old Republic International Corp.	1,903	37,470
RLI Corp.	731	41,930
Safety Insurance Group Inc.	289	22,051
Selective Insurance Group Inc.	1,093	58,858
State Auto Financial Corp.	310	8,131
State National Companies Inc.	511	10,726
Stewart Information Services Corp.	374	14,122
The Allstate Corp.	13,316	1,223,874
The Hanover Insurance Group Inc.	319	30,921
The Navigators Group Inc.	369	21,531
The Progressive Corp.	20,972	1,015,464
The Travelers Companies Inc.	10,036	1,229,611
United Fire Group Inc.	431	19,748
United Insurance Holdings Corp.	350	5,705
Universal Insurance Holdings Inc.	553	12,719
WR Berkley Corp.	725	48,387
		4,460,730
Publishing – 0.0%*
Daily Journal Corp.	22	4,809	(a)
Gannett Company Inc.	2,164	19,476
John Wiley & Sons Inc., Class A	345	18,458
Meredith Corp.	1,025	56,887
New Media Investment Group Inc.	781	11,551
News Corp., Class A	14,300	189,618
News Corp., Class B	4,475	61,084
Scholastic Corp.	536	19,939
The New York Times Co., Class A	3,324	65,150
Time Inc.	1,937	26,150
tronc Inc.	370	5,376	(a)
		478,498
Railroads – 0.3%
CSX Corp.	33,155	1,798,990
Genesee & Wyoming Inc., Class A	475	35,155	(a)
Kansas City Southern	3,946	428,851
Norfolk Southern Corp.	10,574	1,398,306
Union Pacific Corp.	28,947	3,356,984
		7,018,286

	Number of Shares	Fair Value
Real Estate Development – 0.0%*
Forestar Group Inc.	678	$11,661	(a)
Stratus Properties Inc.	122	3,697
		15,358
Real Estate Operating Companies – 0.0%*
FRP Holdings Inc.	127	5,747	(a)
Kennedy-Wilson Holdings Inc.	1,549	28,734
Trinity Place Holdings Inc.	367	2,576	(a)
		37,057
Real Estate Services – 0.0%*
CBRE Group Inc., Class A	11,280	427,286	(a)
HFF Inc. REIT, Class A	681	26,940
Jones Lang LaSalle Inc.	347	42,855
Marcus & Millichap Inc.	308	8,313	(a)
RE/MAX Holdings Inc., Class A	330	20,972
Redfin Corp.	199	4,993	(a)
		531,359
Regional Banks – 0.7%
1st Source Corp.	314	15,951
Access National Corp.	290	8,311
ACNB Corp.	119	3,296
Allegiance Bancshares Inc.	220	8,096	(a)
American National Bankshares Inc.	166	6,839
Ameris Bancorp.	681	32,688
Ames National Corp.	174	5,194
Arrow Financial Corp.	234	8,031
Associated Banc-Corp.	1,178	28,566
Atlantic Capital Bancshares Inc.	346	6,280	(a)
Banc of California Inc.	770	15,978
BancFirst Corp.	314	17,819
BancorpSouth Inc.	2,204	70,638
Bank of Commerce Holdings	360	4,140
Bank of Hawaii Corp.	330	27,509
Bank of Marin Bancorp.	119	8,152
Bank of the Ozarks Inc.	926	44,494
Bankwell Financial Group Inc.	110	4,063
Banner Corp.	600	36,768
Bar Harbor Bankshares	289	9,063
BB&T Corp.	29,654	1,391,959
Berkshire Hills Bancorp Inc.	745	28,869
Blue Hills Bancorp Inc.	487	9,350
Boston Private Financial Holdings Inc.	1,529	25,305
Bridge Bancorp Inc.	335	11,373
Brookline Bancorp Inc.	1,394	21,607
Bryn Mawr Bank Corp.	334	14,629
C&F Financial Corp.	62	3,410
Cadence BanCorp	198	4,538	(a)
Camden National Corp.	304	13,267
Capital Bank Financial Corp., Class A	570	23,398
Capital City Bank Group Inc.	221	5,306
Capstar Financial Holdings Inc.	163	3,192	(a)
Carolina Financial Corp.	200	7,176
Cathay General Bancorp	2,024	81,365
CenterState Bank Corp.	931	24,951
Central Pacific Financial Corp.	604	19,437
Central Valley Community Bancorp	178	3,969
Century Bancorp Inc., Class A	55	4,406
Chemical Financial Corp.	1,891	98,824
Chemung Financial Corp.	55	2,591
Citizens & Northern Corp.	239	5,870
Citizens Financial Group Inc.	18,685	707,601
City Holding Co.	295	21,213
Civista Bancshares Inc.	224	5,004
CNB Financial Corp.	281	7,677
CoBiz Financial Inc.	753	14,789
Codorus Valley Bancorp Inc.	159	4,883
Columbia Banking System Inc.	1,114	46,911
Comerica Inc.	6,604	503,621
Commerce Bancshares Inc.	678	39,168
Commerce Union Bancshares Inc.	162	3,755
Community Bank System Inc.	906	50,056
Community Bankers Trust Corp.	495	4,554	(a)
Community Trust Bancorp Inc.	306	14,229
ConnectOne Bancorp Inc.	572	14,071
County Bancorp Inc.	84	2,524

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
CU Bancorp	322	$12,486	(a)
Cullen/Frost Bankers Inc.	444	42,144
Customers Bancorp Inc.	487	15,886	(a)
CVB Financial Corp.	1,971	47,639
Eagle Bancorp Inc.	576	38,621	(a)
East West Bancorp Inc.	1,103	65,937
Enterprise Bancorp Inc.	170	6,173
Enterprise Financial Services Corp.	384	16,262
Equity Bancshares Inc., Class A	224	7,970	(a)
Evans Bancorp Inc.	105	4,536
Farmers & Merchants Bancorp Inc./Archbold	168	6,124
Farmers Capital Bank Corp.	144	6,055
Farmers National Banc Corp.	506	7,615
FB Financial Corp.	243	9,166	(a)
FCB Financial Holdings Inc., Class A	682	32,941	(a)
Fidelity Southern Corp.	420	9,929
Fifth Third Bancorp	27,650	773,647
Financial Institutions Inc.	280	8,064
First Bancorp Inc.	207	6,274
First Bancorp/Southern Pines NC	394	13,558
First Busey Corp.	729	22,861
First Business Financial Services Inc.	163	3,708
First Citizens BancShares Inc., Class A	134	50,101
First Commonwealth Financial Corp.	1,786	25,236
First Community Bancshares Inc.	315	9,170
First Connecticut Bancorp Inc.	275	7,356
First Financial Bancorp.	1,151	30,099
First Financial Bankshares Inc.	1,157	52,296
First Financial Corp.	201	9,568
First Financial Northwest Inc.	175	2,973
First Foundation Inc.	516	9,231	(a)
First Horizon National Corp.	1,765	33,800
First Internet Bancorp	105	3,392
First Interstate BancSystem Inc., Class A	486	18,589
First Merchants Corp.	723	31,038
First Mid-Illinois Bancshares Inc.	139	5,338
First Midwest Bancorp Inc.	1,934	45,294
First Northwest Bancorp	210	3,591	(a)
Flushing Financial Corp.	557	16,554
FNB Bancorp	98	3,324
FNB Corp.	2,476	34,738
Franklin Financial Network Inc.	187	6,667	(a)
Fulton Financial Corp.	4,483	84,056
German American Bancorp Inc.	427	16,239
Glacier Bancorp Inc.	1,484	56,036
Great Southern Bancorp Inc.	216	12,020
Great Western Bancorp Inc.	1,134	46,812
Green Bancorp Inc.	425	10,051	(a)
Guaranty Bancorp	473	13,149
Hancock Holding Co.	2,199	106,542
Hanmi Financial Corp.	631	19,529
HarborOne Bancorp Inc.	291	5,474	(a)
Heartland Financial USA Inc.	440	21,736
Heritage Commerce Corp.	525	7,471
Heritage Financial Corp.	594	17,523
Hilltop Holdings Inc.	1,328	34,528
Home BancShares Inc.	4,115	103,787
HomeTrust Bancshares Inc.	322	8,259	(a)
Hope Bancorp Inc.	2,499	44,257
Horizon Bancorp	358	10,443
Howard Bancorp Inc.	167	3,490	(a)
Huntington Bancshares Inc.	40,060	559,238
IBERIABANK Corp.	928	76,235
Independent Bank Corp.	404	9,151
Independent Bank Corp.	484	36,131
Independent Bank Group Inc.	334	20,140
International Bancshares Corp.	1,450	58,145
Investar Holding Corp.	186	4,483
Investors Bancorp Inc.	4,911	66,986
KeyCorp	40,395	760,234
Lakeland Bancorp Inc.	788	16,075
Lakeland Financial Corp.	448	21,827
LCNB Corp.	180	3,771
LegacyTexas Financial Group Inc.	835	33,333

	Number of Shares	Fair Value
Live Oak Bancshares Inc.	398	$9,333
M&T Bank Corp.	5,661	911,647
Macatawa Bank Corp.	536	5,499
MainSource Financial Group Inc.	464	16,639
MB Financial Inc.	2,111	95,037
MBT Financial Corp.	362	3,964
Mercantile Bank Corp.	320	11,168
Midland States Bancorp Inc.	290	9,187
MidSouth Bancorp Inc.	270	3,254
MidWestOne Financial Group Inc.	166	5,604
MutualFirst Financial Inc.	105	4,037
National Bank Holdings Corp., Class A	463	16,524
National Bankshares Inc.	137	6,158
National Commerce Corp.	167	7,148	(a)
NBT Bancorp Inc.	797	29,266
Nicolet Bankshares Inc.	151	8,687	(a)
Northeast Bancorp	134	3,504
Northrim BanCorp Inc.	136	4,753
Norwood Financial Corp.	133	4,059
OFG Bancorp	880	8,052
Old Line Bancshares Inc.	166	4,648
Old National Bancorp	2,557	46,793
Old Second Bancorp Inc.	574	7,720
Opus Bank	333	7,992
Orrstown Financial Services Inc.	172	4,283
Pacific Continental Corp.	401	10,807
Pacific Premier Bancorp Inc.	682	25,745	(a)
PacWest Bancorp	915	46,217
Paragon Commercial Corp.	80	4,517	(a)
Park National Corp.	240	25,918
Park Sterling Corp.	1,041	12,929
Peapack Gladstone Financial Corp.	317	10,696
Penns Woods Bancorp Inc.	95	4,415
People’s United Financial Inc.	12,949	234,895
People’s Utah Bancorp	262	8,502
Peoples Bancorp Inc.	321	10,782
Peoples Financial Services Corp.	138	6,596
Pinnacle Financial Partners Inc.	557	37,291
Preferred Bank	242	14,605
Premier Financial Bancorp Inc.	191	4,162
Prosperity Bancshares Inc.	523	34,377
QCR Holdings Inc.	235	10,693
Regions Financial Corp.	44,275	674,308
Renasant Corp.	817	35,049
Republic Bancorp Inc., Class A	191	7,428
Republic First Bancorp Inc.	678	6,272	(a)
S&T Bancorp Inc.	617	24,421
Sandy Spring Bancorp Inc.	472	19,560
Seacoast Banking Corporation of Florida	787	18,801	(a)
ServisFirst Bancshares Inc.	866	33,644
Shore Bancshares Inc.	250	4,163
Sierra Bancorp	237	6,435
Signature Bank	417	53,393	(a)
Simmons First National Corp., Class A	551	31,903
SmartFinancial Inc.	166	3,994	(a)
South State Corp.	547	49,257
Southern First Bancshares Inc.	112	4,071	(a)
Southern National Bancorp of Virginia Inc.	226	3,840
Southside Bancshares Inc.	503	18,289
Southwest Bancorp Inc.	360	9,918
State Bank Financial Corp.	703	20,141
Sterling Bancorp	4,187	103,210
Stock Yards Bancorp Inc.	428	16,264
Summit Financial Group Inc.	166	4,260
Sun Bancorp Inc.	209	5,194
Sunshine Bancorp Inc.	140	3,254	(a)
SunTrust Banks Inc.	17,798	1,063,786
SVB Financial Group	403	75,397	(a)
Synovus Financial Corp.	933	42,974
TCF Financial Corp.	1,291	21,999
Texas Capital Bancshares Inc.	1,301	111,626	(a)
The Bancorp Inc.	713	5,897	(a)
The First Bancshares Inc.	161	4,854
The First of Long Island Corp.	429	13,063

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
The PNC Financial Services Group Inc.	17,569	$2,367,774
Tompkins Financial Corp.	290	24,981
TowneBank	1,051	35,208
Trico Bancshares	405	16,504
TriState Capital Holdings Inc.	439	10,053	(a)
Triumph Bancorp Inc.	309	9,965	(a)
Trustmark Corp.	1,797	59,517
UMB Financial Corp.	1,158	86,259
Umpqua Holdings Corp.	5,776	112,690
Union Bankshares Corp.	753	26,581
Union Bankshares Inc.	78	3,775
United Bankshares Inc.	2,622	97,407
United Community Banks Inc.	1,323	37,758
Univest Corporation of Pennsylvania	499	15,968
Valley National Bancorp	6,824	82,229
Veritex Holdings Inc.	299	8,061	(a)
Washington Trust Bancorp Inc.	300	17,175
WashingtonFirst Bankshares Inc.	165	5,872
Webster Financial Corp.	699	36,732
WesBanco Inc.	800	32,816
West Bancorporation Inc.	325	7,930
Westamerica Bancorporation	496	29,532
Wintrust Financial Corp.	1,444	113,080
Xenith Bankshares Inc.	129	4,193	(a)
Zions Bancorporation	7,571	357,200
		15,283,854
Reinsurance – 0.0%*
Alleghany Corp.	119	65,927	(a)
Enstar Group Ltd.	215	47,805	(a)
Greenlight Capital Re Ltd., Class A	583	12,622	(a)
Maiden Holdings Ltd.	1,195	9,500
Reinsurance Group of America Inc.	493	68,789
WMIH Corp.	4,068	3,865	(a)
		208,508
Renewable Electricity – 0.0%*
Ormat Technologies Inc.	763	46,581
Pattern Energy Group Inc.	1,274	30,704
TerraForm Global Inc., Class A	1,843	8,754	(a)
TerraForm Power Inc., Class A	1,432	18,931	(a)
		104,970
Research & Consulting Services – 0.1%
Acacia Research Corp.	1,007	4,582	(a)
CBIZ Inc.	981	15,941	(a)
Cogint Inc.	233	1,142	(a)
CRA International Inc.	170	6,978
Equifax Inc.	4,405	466,886
Exponent Inc.	454	33,551
Franklin Covey Co.	207	4,202	(a)
FTI Consulting Inc.	709	25,155	(a)
Hill International Inc.	639	3,035	(a)
Huron Consulting Group Inc.	429	14,715	(a)
ICF International Inc.	356	19,206	(a)
Mistras Group Inc.	343	7,031	(a)
Navigant Consulting Inc.	942	15,939	(a)
Nielsen Holdings PLC	12,589	521,814
Resources Connection Inc.	510	7,089
RPX Corp.	855	11,354	(a)
The Advisory Board Co.	771	41,345	(a)
The Dun & Bradstreet Corp.	278	32,362
Verisk Analytics Inc.	5,704	474,516	(a)
Willdan Group Inc.	143	4,642	(a)
		1,711,485
Residential REITs – 0.2%
Altisource Residential Corp.	920	10,221
American Campus Communities Inc.	1,032	45,563
Apartment Investment & Management Co., Class A	5,870	257,458
AvalonBay Communities Inc.	4,907	875,507
Bluerock Residential Growth REIT Inc.	381	4,214
Camden Property Trust	710	64,930
Clipper Realty Inc.	342	3,663
Education Realty Trust Inc.	1,910	68,626
Equity Residential	13,503	890,253
Essex Property Trust Inc.	2,359	599,257
Independence Realty Trust Inc.	1,104	11,228

	Number of Shares	Fair Value
Mid-America Apartment Communities Inc.	4,200	$448,896
NexPoint Residential Trust Inc.	358	8,495
Preferred Apartment Communities Inc., Class A	643	12,140
Starwood Waypoint Homes	2,370	86,197
UDR Inc.	10,082	383,418
UMH Properties Inc.	493	7,666
		3,777,732
Restaurants – 0.5%
Biglari Holdings Inc.	20	6,666	(a)
BJ’s Restaurants Inc.	406	12,363	(a)
Bloomin’ Brands Inc.	1,677	29,515
Bojangles’ Inc.	197	2,660	(a)
Brinker International Inc.	1,321	42,087
Buffalo Wild Wings Inc.	396	41,857	(a)
Carrols Restaurant Group Inc.	676	7,368	(a)
Chipotle Mexican Grill Inc.	866	266,581	(a)
Chuy’s Holdings Inc.	327	6,883	(a)
Cracker Barrel Old Country Store Inc.	533	80,813
Darden Restaurants Inc.	4,605	362,782
Dave & Buster’s Entertainment Inc.	769	40,357	(a)
Del Frisco’s Restaurant Group Inc.	392	5,704	(a)
Del Taco Restaurants Inc.	463	7,102	(a)
Denny’s Corp.	1,220	15,189	(a)
DineEquity Inc.	319	13,711
Domino’s Pizza Inc.	368	73,066
Dunkin’ Brands Group Inc.	687	36,466
El Pollo Loco Holdings Inc.	410	4,982	(a)
Fiesta Restaurant Group Inc.	537	10,203	(a)
Fogo De Chao Inc.	121	1,500	(a)
J. Alexander’s Holdings Inc.	273	3,167	(a)
Jack in the Box Inc.	769	78,376
McDonald’s Corp.	29,577	4,634,124
Nathan’s Famous Inc.	58	4,289	(a)
Noodles & Co.	224	986	(a)
Papa John’s International Inc.	686	50,126
Potbelly Corp.	479	5,940	(a)
Red Robin Gourmet Burgers Inc.	236	15,812	(a)
Ruby Tuesday Inc.	1,190	2,547	(a)
Ruth’s Hospitality Group Inc.	578	12,109
Shake Shack Inc., Class A	435	14,455	(a)
Sonic Corp.	778	19,800
Starbucks Corp.	52,592	2,824,716
Texas Roadhouse Inc.	1,729	84,963
The Cheesecake Factory Inc.	1,177	49,575
The Habit Restaurants Inc., Class A	276	3,602	(a)
The Wendy’s Co.	1,396	21,680
Wingstop Inc.	550	18,288
Yum China Holdings Inc.	12,267	490,312	(a)
Yum! Brands Inc.	12,168	895,686
Zoe’s Kitchen Inc.	384	4,850	(a)
		10,303,258
Retail REITs – 0.2%
Acadia Realty Trust	1,546	44,247
Agree Realty Corp.	514	25,227
Alexander’s Inc.	42	17,812
CBL & Associates Properties Inc.	3,125	26,219
Cedar Realty Trust Inc.	1,656	9,307
Federal Realty Investment Trust	2,658	330,150
Getty Realty Corp.	530	15,163
GGP Inc.	21,430	445,101
Kimco Realty Corp.	15,987	312,546
Kite Realty Group Trust	1,558	31,550
National Retail Properties Inc.	1,130	47,076
Pennsylvania Real Estate Investment Trust	1,370	14,371
Ramco-Gershenson Properties Trust	1,457	18,956
Realty Income Corp.	10,097	577,448
Regency Centers Corp.	5,500	341,220
Retail Opportunity Investments Corp.	2,007	38,153
Saul Centers Inc.	185	11,453
Seritage Growth Properties REIT, Class A	465	21,423
Simon Property Group Inc.	11,334	1,824,887
Tanger Factory Outlet Centers Inc.	722	17,631

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Taubman Centers Inc.	469	$23,309
The Macerich Co.	3,553	195,308
Urban Edge Properties	2,609	62,929
Urstadt Biddle Properties Inc., Class A	522	11,327
Washington Prime Group Inc.	4,706	39,201
Weingarten Realty Investors	911	28,915
Whitestone REIT	546	7,125
		4,538,054
Security & Alarm Services – 0.0%*
The Brink’s Co.	1,229	103,543
Semiconductor Equipment – 0.2%
Advanced Energy Industries Inc.	744	60,085	(a)
Amkor Technology Inc.	1,943	20,499	(a)
Applied Materials Inc.	38,246	1,992,234
Axcelis Technologies Inc.	551	15,070	(a)
AXT Inc.	705	6,451	(a)
Brooks Automation Inc.	1,331	40,409
Cabot Microelectronics Corp.	442	35,329
Cohu Inc.	530	12,635
CyberOptics Corp.	160	2,600	(a)
Entegris Inc.	2,606	75,183	(a)
FormFactor Inc.	1,340	22,579	(a)
Ichor Holdings Ltd.	363	9,728	(a)
KLA-Tencor Corp.	5,733	607,698
Lam Research Corp.	5,743	1,062,685
MKS Instruments Inc.	988	93,317
Nanometrics Inc.	473	13,622	(a)
PDF Solutions Inc.	362	5,607	(a)
Photronics Inc.	1,258	11,133	(a)
Rudolph Technologies Inc.	600	15,780	(a)
Teradyne Inc.	1,520	56,681
Ultra Clean Holdings Inc.	672	20,577	(a)
Veeco Instruments Inc.	885	18,939	(a)
Versum Materials Inc.	842	32,686
Xcerra Corp.	1,063	10,471	(a)
Xperi Corp.	963	24,364
		4,266,362
Semiconductors – 1.0%
Advanced Micro Devices Inc.	29,100	371,025	(a)
Alpha & Omega Semiconductor Ltd.	384	6,332	(a)
Ambarella Inc.	586	28,720	(a)
Analog Devices Inc.	13,520	1,165,018
CEVA Inc.	394	16,863	(a)
Cirrus Logic Inc.	1,687	89,951	(a)
Cree Inc.	2,606	73,463	(a)
Cypress Semiconductor Corp.	2,509	37,685
Diodes Inc.	764	22,867	(a)
DSP Group Inc.	475	6,175	(a)
First Solar Inc.	612	28,079	(a)
Impinj Inc.	341	14,189	(a)
Inphi Corp.	795	31,554	(a)
Integrated Device Technology Inc.	3,528	93,774	(a)
Intel Corp.	171,040	6,513,203
IXYS Corp.	464	10,997	(a)
Kopin Corp.	1,142	4,762	(a)
Lattice Semiconductor Corp.	2,357	12,280	(a)
MACOM Technology Solutions Holdings Inc.	768	34,260	(a)
MaxLinear Inc.	1,106	26,268	(a)
Microchip Technology Inc.	8,462	759,718
Micron Technology Inc.	40,578	1,595,933	(a)
Microsemi Corp.	882	45,405	(a)
Monolithic Power Systems Inc.	1,025	109,214
NeoPhotonics Corp.	622	3,458	(a)
NVE Corp.	97	7,660
NVIDIA Corp.	21,681	3,875,912
Pixelworks Inc.	760	3,580	(a)
Power Integrations Inc.	521	38,137
Qorvo Inc.	4,667	329,864	(a)
QUALCOMM Inc.	53,675	2,782,512
Rambus Inc.	1,954	26,086	(a)
Semtech Corp.	1,217	45,698	(a)
Sigma Designs Inc.	683	4,303	(a)
Silicon Laboratories Inc.	1,115	89,089	(a)
Skyworks Solutions Inc.	6,784	691,290
SMART Global Holdings Inc.	378	10,123	(a)

	Number of Shares	Fair Value
SunPower Corp.	1,132	$8,252	(a)
Synaptics Inc.	866	33,930	(a)
Texas Instruments Inc.	35,788	3,208,036
Xilinx Inc.	9,159	648,732
		22,904,397
Silver – 0.0%*
Coeur Mining Inc.	3,191	29,325	(a)
Hecla Mining Co.	6,938	34,829
		64,154
Soft Drinks – 0.6%
Coca-Cola Bottling Company Consolidated	94	20,281
Dr Pepper Snapple Group Inc.	6,776	599,473
Monster Beverage Corp.	14,433	797,423	(a)
National Beverage Corp.	212	26,299
PepsiCo Inc.	51,808	5,772,965
Primo Water Corp.	424	5,024	(a)
The Coca-Cola Co.	139,711	6,288,392
		13,509,857
Specialized Consumer Services – 0.0%*
Ascent Capital Group Inc., Class A	203	2,647	(a)
Carriage Services Inc.	295	7,552
Collectors Universe Inc.	149	3,571
H&R Block Inc.	7,788	206,226
Liberty Tax Inc.	107	1,541
Regis Corp.	744	10,617	(a)
Service Corporation International	1,426	49,197
Sotheby’s	1,008	46,479	(a)
Weight Watchers International Inc.	487	21,209	(a)
		349,039
Specialized Finance – 0.0%*
Marlin Business Services Corp.	174	5,003
NewStar Financial Inc.	492	5,776
On Deck Capital Inc.	923	4,310	(a)
		15,089
Specialized REITs – 0.4%
American Tower Corp.	15,430	2,108,972
CatchMark Timber Trust Inc., Class A	789	9,949
CoreCivic Inc.	898	24,040
CorEnergy Infrastructure Trust Inc.	246	8,696
CoreSite Realty Corp.	258	28,870
Crown Castle International Corp.	14,295	1,429,214
CyrusOne Inc.	690	40,662
Digital Realty Trust Inc.	7,439	880,257
EPR Properties	489	34,103
Equinix Inc.	2,813	1,255,442
Extra Space Storage Inc.	4,749	379,540
Farmland Partners Inc.	684	6,183
Four Corners Property Trust Inc.	1,179	29,381
InfraREIT Inc.	810	18,120	(a)
Iron Mountain Inc.	9,170	356,713
Jernigan Capital Inc.	175	3,596
Lamar Advertising Co., Class A	639	43,791
Life Storage Inc.	357	29,206
National Storage Affiliates Trust	839	20,337
Potlatch Corp.	1,073	54,723
Public Storage	5,340	1,142,707
QTS Realty Trust Inc., Class A	885	46,339
Rayonier Inc.	979	28,283
Safety Income and Growth Inc.	192	3,579
SBA Communications Corp.	4,400	633,820	(a)
The GEO Group Inc.	3,199	86,053
Uniti Group Inc.	1,289	18,897	(a)
Weyerhaeuser Co.	27,139	923,540
		9,645,013
Specialty Chemicals – 0.2%
A Schulman Inc.	577	19,704
Advanced Emissions Solutions Inc.	473	5,189
Albemarle Corp.	4,074	555,327
Ashland Global Holdings Inc.	474	30,995
Balchem Corp.	602	48,937
Chase Corp.	141	15,707
Codexis Inc.	675	4,489	(a)
Ecolab Inc.	9,326	1,199,417
Ferro Corp.	1,478	32,959	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Flotek Industries Inc.	1,049	$4,878	(a)
FutureFuel Corp.	511	8,043
GCP Applied Technologies Inc.	1,350	41,445	(a)
HB Fuller Co.	963	55,912
Ingevity Corp.	776	48,477	(a)
Innophos Holdings Inc.	389	19,135
Innospec Inc.	443	27,311
International Flavors & Fragrances Inc.	2,967	424,014
KMG Chemicals Inc.	181	9,933
Kraton Corp.	595	24,062	(a)
Minerals Technologies Inc.	900	63,585
NewMarket Corp.	72	30,654
OMNOVA Solutions Inc.	854	9,351	(a)
PolyOne Corp.	2,160	86,465
PPG Industries Inc.	9,339	1,014,776
Quaker Chemical Corp.	243	35,952
Rayonier Advanced Materials Inc.	871	11,933
RPM International Inc.	1,027	52,726
Sensient Technologies Corp.	1,168	89,842
Stepan Co.	361	30,201
The Sherwin-Williams Co.	2,924	1,046,909
Valhi Inc.	555	1,349
		5,049,677
Specialty Stores – 0.1%
Barnes & Noble Education Inc.	802	5,221	(a)
Barnes & Noble Inc.	1,102	8,375
Big 5 Sporting Goods Corp.	360	2,754
Build-A-Bear Workshop Inc.	274	2,507	(a)
Dick’s Sporting Goods Inc.	637	17,205
Five Below Inc.	1,021	56,033	(a)
GNC Holdings Inc., Class A	1,348	11,916
Hibbett Sports Inc.	459	6,541	(a)
MarineMax Inc.	499	8,258	(a)
Office Depot Inc.	13,309	60,423
Party City Holdco Inc.	541	7,331	(a)
Sally Beauty Holdings Inc.	991	19,404	(a)
Signet Jewelers Ltd.	2,547	169,503
Sportsman’s Warehouse Holdings Inc.	518	2,336	(a)
The Container Store Group Inc.	311	1,309	(a)
The Michaels Companies Inc.	865	18,572	(a)
Tiffany & Co.	3,442	315,907
Tractor Supply Co.	4,879	308,792
Ulta Salon Cosmetics & Fragrance Inc.	2,170	490,550	(a)
Vitamin Shoppe Inc.	485	2,595	(a)
Winmark Corp.	43	5,665
		1,521,197
Steel – 0.1%
AK Steel Holding Corp.	6,046	33,797	(a)
Allegheny Technologies Inc.	2,872	68,641
Ampco-Pittsburgh Corp.	164	2,854
Carpenter Technology Corp.	1,227	58,933
Cleveland-Cliffs Inc.	5,413	38,703	(a)
Commercial Metals Co.	3,077	58,555
Handy & Harman Ltd.	48	1,562	(a)
Haynes International Inc.	251	9,013
Nucor Corp.	11,775	659,871
Olympic Steel Inc.	182	4,004
Reliance Steel & Aluminum Co.	556	42,351
Ryerson Holding Corp.	218	2,365	(a)
Schnitzer Steel Industries Inc., Class A	521	14,666
Steel Dynamics Inc.	1,832	63,149
SunCoke Energy Inc.	1,301	11,891	(a)
TimkenSteel Corp.	798	13,167	(a)
United States Steel Corp.	1,321	33,897
Warrior Met Coal Inc.	319	7,519
Worthington Industries Inc.	1,193	54,878
		1,179,816
Systems Software – 1.2%
A10 Networks Inc.	886	6,698	(a)
Barracuda Networks Inc.	445	10,782	(a)
CA Inc.	11,805	394,051
CommVault Systems Inc.	1,054	64,083	(a)
Fortinet Inc.	1,144	41,001	(a)
Gigamon Inc.	653	27,524	(a)
Imperva Inc.	576	24,998	(a)
Microsoft Corp.	279,885	20,848,634

	Number of Shares	Fair Value
Oracle Corp.	109,486	$5,293,648
Progress Software Corp.	866	33,055
Proofpoint Inc.	813	70,910	(a)
Qualys Inc.	546	28,283	(a)
Rapid7 Inc.	400	7,040	(a)
Red Hat Inc.	6,596	731,233	(a)
SecureWorks Corp., Class A	103	1,272	(a)
Symantec Corp.	22,392	734,682
The Rubicon Project Inc.	747	2,906	(a)
TiVo Corp.	2,124	42,161
Varonis Systems Inc.	362	15,168	(a)
VASCO Data Security International Inc.	609	7,338	(a)
		28,385,467
Technology Distributors – 0.0%*
Anixter International Inc.	553	47,005	(a)
Arrow Electronics Inc.	674	54,196	(a)
Avnet Inc.	950	37,335
ePlus Inc.	252	23,297	(a)
Insight Enterprises Inc.	628	28,838	(a)
PC Connection Inc.	218	6,145
PCM Inc.	229	3,206	(a)
ScanSource Inc.	500	21,825	(a)
SYNNEX Corp.	757	95,768
Systemax Inc.	220	5,815
Tech Data Corp.	909	80,765	(a)
		404,195
Technology Hardware, Storage & Peripherals – 1.4%
3D Systems Corp.	2,916	39,045	(a)
Apple Inc.	187,787	28,941,733
Avid Technology Inc.	661	3,001	(a)
CPI Card Group Inc.	398	470
Cray Inc.	807	15,696	(a)
Diebold Nixdorf Inc.	2,040	46,614
Eastman Kodak Co.	343	2,521	(a)
Electronics for Imaging Inc.	887	37,857	(a)
Hewlett Packard Enterprise Co.	61,310	901,870
HP Inc.	59,628	1,190,175
Immersion Corp.	589	4,812	(a)
Intevac Inc.	368	3,110	(a)
NCR Corp.	917	34,406	(a)
NetApp Inc.	10,203	446,483
Pure Storage Inc., Class A	1,762	28,174	(a)
Quantum Corp.	630	3,856	(a)
Stratasys Ltd.	982	22,704	(a)
Super Micro Computer Inc.	774	17,105	(a)
USA Technologies Inc.	724	4,525	(a)
Western Digital Corp.	10,722	926,381
Xerox Corp.	7,942	264,389
		32,934,927
Textiles – 0.0%*
Culp Inc.	217	7,107
Unifi Inc.	314	11,188	(a)
		18,295
Thrifts & Mortgage Finance – 0.0%*
Astoria Financial Corp.	1,730	37,195
Bank Mutual Corp.	825	8,374
BankFinancial Corp.	310	4,926
Bear State Financial Inc.	359	3,683
Beneficial Bancorp Inc.	1,236	20,518
BofI Holding Inc.	1,126	32,057	(a)
BSB Bancorp Inc.	153	4,582	(a)
Capitol Federal Financial Inc.	2,404	35,339
Charter Financial Corp.	269	4,985
Clifton Bancorp Inc.	434	7,257
Dime Community Bancshares Inc.	630	13,545
ESSA Bancorp Inc.	149	2,339
Federal Agricultural Mortgage Corp., Class C	170	12,366
First Defiance Financial Corp.	175	9,186
Flagstar Bancorp Inc.	413	14,653	(a)
Greene County Bancorp Inc.	77	2,314
Hingham Institution for Savings	25	4,757
Home Bancorp Inc.	113	4,726
HomeStreet Inc.	467	12,609	(a)
Impac Mortgage Holdings Inc.	161	2,103	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Kearny Financial Corp.	1,646	$25,266
LendingTree Inc.	112	27,378	(a)
Malvern Bancorp Inc.	148	3,959	(a)
Meridian Bancorp Inc.	959	17,885
Meta Financial Group Inc.	164	12,858
MGIC Investment Corp.	6,800	85,204	(a)
Nationstar Mortgage Holdings Inc.	618	11,476	(a)
New York Community Bancorp Inc.	3,718	47,925
NMI Holdings Inc., Class A	998	12,375	(a)
Northfield Bancorp Inc.	841	14,591
Northwest Bancshares Inc.	1,668	28,806
OceanFirst Financial Corp.	597	16,412
Ocwen Financial Corp.	2,018	6,942	(a)
Oritani Financial Corp.	742	12,466
PCSB Financial Corp.	343	6,469	(a)
PennyMac Financial Services Inc., Class A	223	3,969	(a)
PHH Corp.	811	11,297	(a)
Provident Financial Holdings Inc.	127	2,489
Provident Financial Services Inc.	1,114	29,710
Radian Group Inc.	4,106	76,741
Riverview Bancorp Inc.	396	3,326
SI Financial Group Inc.	213	3,184
Southern Missouri Bancorp Inc.	117	4,269
Territorial Bancorp Inc.	149	4,704
Timberland Bancorp Inc.	115	3,604
TrustCo Bank Corp.	1,687	15,014
United Community Financial Corp.	912	8,755
United Financial Bancorp Inc.	1,003	18,345
Walker & Dunlop Inc.	514	26,898	(a)
Washington Federal Inc.	2,323	78,169
Waterstone Financial Inc.	497	9,692
Western New England Bancorp Inc.	301	3,281
WSFS Financial Corp.	576	28,080
		899,053
Tires & Rubber – 0.0%*
Cooper Tire & Rubber Co.	1,401	52,398
The Goodyear Tire & Rubber Co.	9,401	312,583
		364,981
Tobacco – 0.5%
Altria Group Inc.	70,039	4,441,874
Philip Morris International Inc.	56,335	6,253,748
Turning Point Brands Inc.	96	1,632	(a)
Universal Corp.	441	25,269
Vector Group Ltd.	1,839	37,635
		10,760,158
Trading Companies & Distributors – 0.1%
Aircastle Ltd.	957	21,332
Applied Industrial Technologies Inc.	692	45,534
Beacon Roofing Supply Inc.	1,238	63,448	(a)
BMC Stock Holdings Inc.	1,101	23,506	(a)
CAI International Inc.	316	9,581	(a)
DXP Enterprises Inc.	258	8,124	(a)
Fastenal Co.	10,835	493,859
Foundation Building Materials Inc.	298	4,214	(a)
GATX Corp.	1,030	63,407
GMS Inc.	446	15,788	(a)
H&E Equipment Services Inc.	637	18,600
Herc Holdings Inc.	459	22,551	(a)
Huttig Building Products Inc.	557	3,932	(a)
Kaman Corp.	535	29,842
Lawson Products Inc.	125	3,150	(a)
MRC Global Inc.	1,614	28,229	(a)
MSC Industrial Direct Company Inc., Class A	342	25,845
Neff Corp., Class A	198	4,950	(a)
Nexeo Solutions Inc.	585	4,271	(a)
NOW Inc.	2,829	39,068	(a)
Rush Enterprises Inc., Class A	588	27,219	(a)
Rush Enterprises Inc., Class B	129	5,627	(a)
SiteOne Landscape Supply Inc.	643	37,358	(a)
Textainer Group Holdings Ltd.	467	8,009	(a)
Titan Machinery Inc.	349	5,420	(a)
United Rentals Inc.	3,151	437,170	(a)
Veritiv Corp.	160	5,200	(a)
Watsco Inc.	231	37,207
Willis Lease Finance Corp.	81	$1,992	(a)
WW Grainger Inc.	2,012	361,657
		1,856,090

	Number of Shares	Fair Value
Trucking – 0.0%*
ArcBest Corp.	491	16,424
Avis Budget Group Inc.	1,943	73,951	(a)
Covenant Transportation Group Inc., Class A	237	6,868	(a)
Daseke Inc.	458	5,977	(a)
Heartland Express Inc.	916	22,973
Hertz Global Holdings Inc.	1,036	23,165	(a)
JB Hunt Transport Services Inc.	3,227	358,455
Knight-Swift Transportation Holdings Inc.	3,279	136,243	(a)
Landstar System Inc.	316	31,489
Marten Transport Ltd.	760	15,618
Old Dominion Freight Line Inc.	522	57,478
Roadrunner Transportation Systems Inc.	615	5,861	(a)
Ryder System Inc.	408	34,496
Saia Inc.	443	27,754	(a)
Schneider National Inc., Class B	617	15,610
Universal Logistics Holdings Inc.	169	3,456
Werner Enterprises Inc.	1,229	44,920
YRC Worldwide Inc.	655	9,039	(a)
		889,777
Water Utilities – 0.0%*
American States Water Co.	685	33,736
American Water Works Company Inc.	6,598	533,844
Aqua America Inc.	1,344	44,608
AquaVenture Holdings Ltd.	266	3,591	(a)
Artesian Resources Corp., Class A	156	5,897
Cadiz Inc.	396	5,029	(a)
California Water Service Group	902	34,411
Connecticut Water Service Inc.	216	12,809
Middlesex Water Co.	318	12,488
SJW Group	328	18,565
The York Water Co.	260	8,814
		713,792
Wireless Telecommunication Services – 0.0%*
Boingo Wireless Inc.	716	15,301	(a)
Shenandoah Telecommunications Co.	822	30,579
Spok Holdings Inc.	415	6,370
Telephone & Data Systems Inc.	691	19,272
		71,522
Total Domestic Equity (Cost $495,692,908)		815,039,524

Foreign Equity – 28.9%

Common Stock – 28.5%
Advertising – 0.1%
Cheil Worldwide Inc.	2,021	32,114
Dentsu Inc.	6,700	294,035
Hakuhodo DY Holdings Inc.	8,600	112,920
JCDecaux S.A.	2,402	89,960
Publicis Groupe S.A.	5,956	416,063
REA Group Ltd.	2,125	111,714
WPP PLC	39,532	734,578
		1,791,384
Aerospace & Defense – 0.3%
Airbus SE	18,419	1,750,922
AviChina Industry & Technology Company Ltd., Class H	76,000	45,927
BAE Systems PLC	97,988	830,205
Bombardier Inc., Class B	51,880	93,750	(a)
CAE Inc.	8,733	152,434
Cobham PLC	93,632	183,030
Dassault Aviation S.A.	89	143,982
Embraer S.A.	22,900	129,517
Korea Aerospace Industries Ltd.	1,660	63,336
Leonardo S.p.A.	11,422	214,024
Meggitt PLC	28,543	199,515
Rolls-Royce Holdings PLC	52,216	621,393	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Safran S.A.	10,140	$1,036,200
Singapore Technologies Engineering Ltd.	44,000	111,462
Thales S.A.	3,301	373,776
Zodiac Aerospace	6,277	181,547
		6,131,020
Agricultural & Farm Machinery – 0.0%*
CNH Industrial N.V.	29,906	359,205
Kubota Corp.	33,100	601,484
		960,689
Agricultural Products – 0.0%*
Charoen Pokphand Indonesia Tbk PT	289,500	58,893
Felda Global Ventures Holdings Bhd	47,900	19,171
Genting Plantations Bhd	8,500	20,734
Golden Agri-Resources Ltd.	218,900	60,450
IOI Corporation Bhd	60,300	64,834
Kuala Lumpur Kepong Bhd	18,200	105,860
Wilmar International Ltd.	55,800	130,670
		460,612
Air Freight & Logistics – 0.1%
Bollore S.A.	31,820	159,085
Deutsche Post AG	30,152	1,342,594
Hyundai Glovis Company Ltd.	540	69,778
Royal Mail PLC	32,755	168,840
Yamato Holdings Company Ltd.	10,800	217,938
		1,958,235
Airlines – 0.1%
Air China Ltd., Class H	70,000	58,164
AirAsia Bhd	48,500	39,627
ANA Holdings Inc.	4,600	174,045
China Airlines Ltd.	104,000	39,269	(a)
China Southern Airlines Company Ltd., H Shares	52,000	35,818
Deutsche Lufthansa AG	8,754	243,304
easyJet PLC	5,802	94,734
Eva Airways Corp.	80,650	39,362
International Consolidated Airlines Group S.A.	18,877	150,413
Japan Airlines Company Ltd.	4,100	138,700
Korean Air Lines Company Ltd.	1,954	52,546	(a)
Latam Airlines Group S.A.	11,360	149,730
Qantas Airways Ltd.	12,651	57,872
Singapore Airlines Ltd.	20,100	148,609
Turk Hava Yollari AO	23,896	58,798	(a)
		1,480,991
Airport Services – 0.1%
Aena SME S.A.	2,198	396,917	(d)
Aeroports de Paris	1,084	175,310
Airports of Thailand PCL NVDR	124,100	219,547
Auckland International Airport Ltd.	32,639	151,950
Beijing Capital International Airport Company Ltd., Class H	64,000	95,377
Fraport AG Frankfurt Airport Services Worldwide	1,434	136,198
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	109,833
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	143,146
Japan Airport Terminal Company Ltd.	1,400	49,873
Malaysia Airports Holdings Bhd	36,000	72,469
SATS Ltd.	27,200	92,339
Sydney Airport	37,110	207,032
TAV Havalimanlari Holding AS	6,264	31,090
		1,881,081
Alternative Carriers – 0.0%*
Iliad S.A.	975	259,172
Inmarsat PLC	16,632	143,593
Intelsat S.A.	516	2,425	(a)
		405,190
Aluminum – 0.0%*
Alumina Ltd.	91,959	158,743
Aluminum Corporation of China Ltd., Class H	152,000	136,418	(a)
Hindalco Industries Ltd.	39,321	$144,835
Norsk Hydro ASA	39,840	289,780
		729,776

	Number of Shares	Fair Value
Apparel Retail – 0.1%
ABC-Mart Inc.	1,000	52,769
Fast Retailing Company Ltd.	1,600	471,763
Hennes & Mauritz AB, Class B	30,962	800,380
Industria de Diseno Textil S.A.	34,625	1,305,170
Mr Price Group Ltd.	8,676	115,684
Shimamura Company Ltd.	800	95,945
The Foschini Group Ltd.	7,946	79,887
Truworths International Ltd.	16,496	94,376
		3,015,974
Apparel, Accessories & Luxury Goods – 0.4%
Adidas AG	5,939	1,343,835
Burberry Group PLC	15,166	358,115
Cie Financiere Richemont S.A.	16,504	1,509,512
Gildan Activewear Inc.	6,442	200,835
Hermes International	948	478,045
HUGO BOSS AG	2,221	195,848
Kering	2,377	947,140
Li & Fung Ltd.	228,000	114,428
LPP S.A.	33	74,007
Luxottica Group S.p.A.	5,110	285,681
LVMH Moet Hennessy Louis Vuitton SE	8,659	2,389,749
Pandora A/S	3,199	315,845
Shenzhou International Group Holdings Ltd.	16,000	125,367
The Swatch Group AG	1,054	438,767
The Swatch Group AG	1,876	149,580
		8,926,754
Application Software – 0.2%
Constellation Software Inc.	673	366,320
Dassault Systemes SE	3,992	403,929
Gemalto N.V.	2,970	132,703
LINE Corp.	2,000	72,225	(a)
Micro Focus International PLC ADR	13,722	437,732	(a)
Nice Ltd.	2,227	177,651
Open Text Corp.	7,724	248,645
SAP SE	30,760	3,370,621
The Sage Group PLC	37,443	350,894
		5,560,720
Asset Management & Custody Banks – 0.2%
3i Group PLC	31,087	380,793
Brait SE	13,049	51,703	(a)
Brookfield Asset Management Inc., Class A	27,939	1,150,935
China Cinda Asset Management Company Ltd., Class H	246,000	90,706
CI Financial Corp.	7,514	163,960
Coronation Fund Managers Ltd.	10,031	49,997
Hargreaves Lansdown PLC	9,137	181,428
IGM Financial Inc.	2,320	77,800
Janus Henderson Group PLC	1,386	48,288
Julius Baer Group Ltd.	7,644	452,668	(a)
OM Asset Management PLC	1,405	20,963
Partners Group Holding AG	598	406,042
SBI Holdings Inc.	7,800	117,383
Schroders PLC	4,311	194,048
St. James’s Place PLC	18,533	284,951
		3,671,665
Auto Parts & Equipment – 0.3%
Aisin Seiki Company Ltd.	5,200	273,940
Bharat Forge Ltd.	4,436	39,993
Bharat Forge Ltd.	4,436	39,993	(a,g)
Bosch Ltd.	136	42,776
Continental AG	3,487	885,270
Delphi Automotive PLC	9,648	949,363
Denso Corp.	15,000	758,628
GKN PLC	59,690	277,087
Hanon Systems	6,000	66,006
Hyundai Mobis Company Ltd.	2,075	434,802
Hyundai Wia Corp.	332	18,928
Koito Manufacturing Company Ltd.	3,300	206,974
Linamar Corp.	2,000	121,761

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Magna International Inc.	10,981	$584,676
Motherson Sumi Systems Ltd.	9,738	50,151
NGK Spark Plug Company Ltd.	5,000	106,383
NOK Corp.	4,000	89,548
Stanley Electric Company Ltd.	4,000	136,988
Sumitomo Electric Industries Ltd.	22,700	370,653
Toyoda Gosei Company Ltd.	2,500	59,055
Toyota Industries Corp.	4,900	281,642
Valeo S.A.	8,059	598,127
		6,392,744
Automobile Manufacturers – 0.8%
Astra International Tbk PT	702,900	412,273
Bayerische Motoren Werke AG	10,579	1,073,432
Brilliance China Automotive Holdings Ltd.	90,000	239,671
BYD Company Ltd., Class H	19,500	180,877
Chongqing Changan Automobile Company Ltd., Class B	30,000	39,676
Daimler AG	29,862	2,381,883
Dongfeng Motor Group Company Ltd., Class H	114,000	150,624
Ferrari N.V.	3,488	385,548
Fiat Chrysler Automobiles N.V.	27,307	489,400	(a)
Ford Otomotiv Sanayi AS	2,547	32,660
Geely Automobile Holdings Ltd.	160,000	450,664
Great Wall Motor Company Ltd., Class H	124,500	153,021
Guangzhou Automobile Group Company Ltd., Class H	82,000	189,811
Honda Motor Company Ltd.	53,600	1,586,596
Hyundai Motor Co.	4,756	624,943
Isuzu Motors Ltd.	18,600	246,370
Kia Motors Corp.	8,487	234,525
Mahindra & Mahindra Ltd.	11,419	219,263
Maruti Suzuki India Ltd.	3,287	401,475
Mazda Motor Corp.	19,100	292,698
Mitsubishi Motors Corp.	21,900	173,153
Nissan Motor Company Ltd.	72,600	718,809
Peugeot S.A.	15,358	365,848
Renault S.A.	5,590	549,232
Subaru Corp.	18,900	681,686
Suzuki Motor Corp.	10,500	550,535
Tata Motors Ltd.	33,690	207,081	(a)
Tofas Turk Otomobil Fabrikasi AS	4,588	39,841
Toyota Motor Corp.	81,500	4,858,215
UMW Holdings Bhd	21,300	27,997	(a)
Volkswagen AG	1,146	194,075
Yulon Motor Company Ltd.	32,000	27,384
		18,179,266
Automotive Retail – 0.0%*
Hotai Motor Company Ltd.	9,000	103,729
USS Company Ltd.	7,800	157,296
		261,025
Biotechnology – 0.2%
Axovant Sciences Ltd.	603	4,149	(a)
Celltrion Inc.	2,822	349,870	(a)
CSL Ltd.	14,364	1,509,824
Genmab A/S	1,954	431,477	(a)
Grifols S.A.	10,465	304,963
Nymox Pharmaceutical Corp.	566	2,162	(a)
Prothena Corporation PLC	737	47,735	(a)
Shire PLC	28,660	1,456,550
XBiotech Inc.	351	1,534	(a)
		4,108,264
Brewers – 0.3%
AMBEV S.A.	136,211	906,021
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	48,928
Anheuser-Busch InBev S.A.	23,738	2,842,787
Asahi Group Holdings Ltd.	11,700	473,550
Carlsberg A/S, Class B	3,680	402,796
China Resources Beer Holdings Company Ltd.	48,000	129,975
Cia Cervecerias Unidas S.A.	3,906	52,662
Heineken Holding N.V.	3,509	329,793

	Number of Shares	Fair Value
Heineken N.V.	7,091	$701,236
Kirin Holdings Company Ltd.	27,700	651,620
Tsingtao Brewery Company Ltd., Class H	14,000	53,593
		6,592,961
Broadcasting – 0.1%
Astro Malaysia Holdings Bhd	30,600	20,436
BEC World PCL NVDR	35,500	17,351
Central European Media Enterprises Ltd., Class A	1,533	6,209	(a)
Grupo Televisa SAB	84,024	415,279
ITV PLC	120,963	283,520
Media Nusantara Citra Tbk PT	154,000	15,092
ProSiebenSat.1 Media SE	7,909	269,608
RTL Group S.A.	1,073	81,235	(a)
Zee Entertainment Enterprises Ltd.	20,876	166,222
		1,274,952
Building Products – 0.2%
Allegion PLC	3,551	307,055
Asahi Glass Company Ltd.	6,000	222,538
Assa Abloy AB, Class B	32,002	729,247
Caesarstone Ltd.	396	11,801	(a)
Cie de Saint-Gobain	15,695	935,524
Daikin Industries Ltd.	7,800	789,597
Geberit AG	1,246	589,906
KCC Corp.	194	63,433
LIXIL Group Corp.	9,300	246,700
TOTO Ltd.	4,500	189,490
		4,085,291
Cable & Satellite – 0.2%
Altice N.V., Class A	12,813	256,675	(a)
Altice N.V., Class B	4,348	86,869	(a)
Cyfrowy Polsat S.A.	6,693	47,663
Eutelsat Communications S.A.	5,802	171,890
I-CABLE Communications Ltd.	28,475	948	(a)
Naspers Ltd., Class N	13,689	2,960,332
SES S.A.	12,704	277,995
Shaw Communications Inc., Class B	12,497	286,982
Sky PLC	35,034	430,081
Telenet Group Holding N.V.	2,021	133,749	(a)
		4,653,184
Casinos & Gaming – 0.1%
Aristocrat Leisure Ltd.	18,966	312,515
Crown Resorts Ltd.	12,361	109,696
Galaxy Entertainment Group Ltd.	72,000	506,997
Genting Bhd	88,600	200,386
Genting Malaysia Bhd	109,600	139,644
Genting Singapore PLC	165,000	142,163
Kangwon Land Inc.	4,050	123,761
Melco Resorts & Entertainment Ltd. ADR	7,165	172,820
MGM China Holdings Ltd.	39,200	93,951
OPAP S.A.	10,054	106,378
Paddy Power Betfair PLC	2,759	275,352
Sands China Ltd.	74,400	387,207
SJM Holdings Ltd.	82,000	75,064
Tabcorp Holdings Ltd.	30,325	101,603
Tatts Group Ltd.	36,784	114,873
Wynn Macau Ltd.	42,000	113,191
		2,975,601
Coal & Consumable Fuels – 0.0%*
Adaro Energy Tbk PT	538,500	72,965
Banpu PCL NVDR	38,000	20,054
Cameco Corp.	14,809	142,685
China Coal Energy Company Ltd., Class H	86,000	40,629
China Shenhua Energy Company Ltd.	96,500	226,835
Coal India Ltd.	18,723	77,635
Exxaro Resources Ltd.	4,703	42,789
United Tractors Tbk PT	63,000	149,677
Uranium Energy Corp.	3,122	4,308	(a)
Yanzhou Coal Mining Company Ltd., Class H	38,000	37,413
		814,990

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Commercial Printing – 0.0%*
Dai Nippon Printing Company Ltd.	9,500	$227,278
Novus Holdings Ltd.	4,735	2,290
Toppan Printing Company Ltd.	16,000	158,628
		388,196
Commodity Chemicals – 0.2%
Asahi Kasei Corp.	38,000	467,552
Formosa Chemicals & Fibre Corp.	97,540	296,570
Formosa Plastics Corp.	115,960	351,046
Hanwha Chemical Corp.	3,760	106,528
Hyosung Corp.	768	97,563
Indorama Ventures PCL NVDR	55,500	70,311
Kaneka Corp.	8,000	62,115
Kumho Petrochemical Company Ltd.	572	36,008
Kuraray Company Ltd.	10,600	198,129
LG Chem Ltd.	1,269	434,320
Lotte Chemical Corp.	473	156,104
Methanex Corp.	2,427	121,675
Mexichem SAB de C.V.	42,640	112,897
Mitsui Chemicals Inc.	6,800	206,601
Nan Ya Plastics Corp.	128,850	317,409
Orica Ltd.	11,069	171,708
Petronas Chemicals Group Bhd	69,900	120,680
PTT Global Chemical PCL NVDR	62,900	145,226
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	76,799
Synthos S.A.	17,899	25,248
Teijin Ltd.	7,000	137,929
Toray Industries Inc.	44,400	430,530
Tosoh Corp.	9,500	214,027
		4,356,975
Communications Equipment – 0.1%
ARRIS International PLC	1,349	38,433	(a)
Nokia Oyj	183,585	1,102,533
Telefonaktiebolaget LM Ericsson, Class B	90,438	518,207
ZTE Corp., Class H	29,280	95,779	(a)
		1,754,952
Computer & Electronics Retail – 0.0%*
Dixons Carphone PLC	29,880	77,531
GOME Retail Holdings Ltd.	456,000	51,376
Hikari Tsushin Inc.	900	112,735
Yamada Denki Company Ltd.	17,200	93,972
		335,614
Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios S.A.	6,921	256,547
Boskalis Westminster	3,596	125,729
Bouygues S.A.	6,436	305,487
Chicago Bridge & Iron Company N.V.	1,909	32,071
China Communications Construction Company Ltd., Class H	166,000	207,216
China Railway Construction Corporation Ltd., Class H	73,500	93,161
China Railway Group Ltd., Class H	149,000	123,233
China State Construction International Holdings Ltd.	66,000	96,160
CIMIC Group Ltd.	4,164	144,446
Daelim Industrial Company Ltd.	460	32,170
Daewoo Engineering & Construction Company Ltd.	5,220	32,860	(a)
Eiffage S.A.	2,147	222,345
Ferrovial S.A.	14,424	317,594
Gamuda Bhd	63,600	79,528
GS Engineering & Construction Corp.	2,019	46,978	(a)
HOCHTIEF AG	738	124,544
Hyundai Development Co-Engineering & Construction	2,420	75,430
Hyundai Engineering & Construction Company Ltd.	1,499	50,191
IJM Corporation Bhd	83,000	64,867
JGC Corp.	8,000	129,419
Kajima Corp.	27,000	268,165
Larsen & Toubro Ltd.	14,392	251,629
Obayashi Corp.	21,000	251,668

	Number of Shares	Fair Value
Shimizu Corp.	20,000	$221,561
Skanska AB, Class B	12,464	288,147
SNC-Lavalin Group Inc.	4,467	201,411
Taisei Corp.	7,000	366,899
Vinci S.A.	15,771	1,499,015
		5,908,471
Construction Machinery & Heavy Trucks – 0.1%
Alstom S.A.	5,826	247,502
CRRC Corporation Ltd., Class H	164,950	146,562
Eicher Motors Ltd.	358	171,071
Hino Motors Ltd.	10,000	122,241
Hitachi Construction Machinery Company Ltd.	4,100	121,472
Hyundai Heavy Industries Company Ltd.	1,154	146,095	(a)
Komatsu Ltd.	29,000	824,670
MAN SE	1,321	149,125
Samsung Heavy Industries Company Ltd.	5,036	49,246	(a)
Volvo AB, Class B	50,731	975,793
Weichai Power Company Ltd., Class H	72,000	78,907
Yangzijiang Shipbuilding Holdings Ltd.	42,700	44,966
		3,077,650
Construction Materials – 0.2%
ACC Ltd.	1,972	50,021
Ambuja Cements Ltd.	22,724	92,695
Anhui Conch Cement Company Ltd., Class H	30,500	121,638
Asia Cement Corp.	78,030	68,833
Boral Ltd.	34,115	181,222
Cementos Argos S.A.	13,625	54,282
Cemex SAB de C.V.	495,112	451,236	(a)
China National Building Material Company Ltd., Class H	126,000	87,273
CRH PLC	25,842	986,014
Fletcher Building Ltd.	25,315	146,219
Grasim Industries Ltd.	8,290	143,914
Grupo Argos S.A.	11,233	80,784
HeidelbergCement AG	4,568	469,663
Imerys S.A.	1,254	113,335
Indocement Tunggal Prakarsa Tbk PT	55,500	77,879
James Hardie Industries PLC	13,492	187,593
LafargeHolcim Ltd.	14,051	821,917	(a)
Semen Indonesia Persero Tbk PT	110,500	83,066
Taiheiyo Cement Corp.	3,400	131,240
Taiwan Cement Corp.	134,000	149,360
The Siam Cement PCL	7,500	112,893
The Siam Cement PCL NVDR	2,600	38,980
Titan Cement Company S.A.	1,510	38,237
UltraTech Cement Ltd.	1,319	77,827
		4,766,121
Consumer Electronics – 0.1%
Casio Computer Company Ltd.	5,100	71,766
Garmin Ltd.	4,307	232,449
LG Electronics Inc.	2,888	207,772
Nikon Corp.	10,100	175,055
Panasonic Corp.	67,600	979,184
Sharp Corp.	5,300	159,850	(a)
Sony Corp.	39,100	1,454,027
		3,280,103
Consumer Finance – 0.0%*
Acom Company Ltd.	16,000	61,973	(a)
AEON Financial Service Company Ltd.	2,900	60,569
Credit Saison Company Ltd.	6,100	126,536
Gentera SAB de C.V.	41,300	67,115
Mahindra & Mahindra Financial Services Ltd.	10,172	64,213
Provident Financial PLC	5,000	55,712
Samsung Card Company Ltd.	1,450	46,652
Shriram Transport Finance Company Ltd.	4,730	76,352
		559,122
Copper – 0.0%*
Antofagasta PLC	12,579	160,159
First Quantum Minerals Ltd.	21,644	242,460

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Jiangxi Copper Company Ltd., Class H	29,000	$45,817
KGHM Polska Miedz S.A.	3,476	111,989
		560,425
Data Processing & Outsourced Services – 0.1%
Amadeus IT Group S.A.	13,394	870,733
Cielo S.A.	43,504	302,299
Computershare Ltd.	12,912	146,601
EVERTEC Inc.	1,035	16,405
Travelport Worldwide Ltd.	2,170	34,069
Worldpay Group PLC	54,354	296,801	(d)
		1,666,908
Department Stores – 0.1%
El Puerto de Liverpool SAB de C.V.	6,900	55,856
Hyundai Department Store Company Ltd.	375	28,943
Isetan Mitsukoshi Holdings Ltd.	9,800	102,297
J Front Retailing Company Ltd.	9,000	124,328
Lojas Renner S.A.	18,194	207,412
Lotte Shopping Company Ltd.	446	95,987
Marks & Spencer Group PLC	53,208	252,280
Marui Group Company Ltd.	5,300	75,852
Matahari Department Store Tbk PT	50,000	34,431
Next PLC	4,898	345,656
SACI Falabella	17,913	174,943
Shinsegae Inc.	309	52,608
Takashimaya Company Ltd.	10,000	93,635
Woolworths Holdings Ltd.	35,874	159,118
		1,803,346
Distillers & Vintners – 0.2%
Diageo PLC	78,404	2,580,328
United Spirits Ltd.	1,532	56,234	(a)
Treasury Wine Estates Ltd.	23,696	254,539
Pernod Ricard S.A.	6,647	919,788
Remy Cointreau S.A.	981	116,206
		3,927,095
Distributors – 0.0%*
Imperial Holdings Ltd.	6,577	93,147
Jardine Cycle & Carriage Ltd.	2,744	79,494
		172,641
Diversified Banks – 3.9%
ABN AMRO Group N.V.	9,910	296,873	(d)
Abu Dhabi Commercial Bank PJSC	59,604	115,227
Agricultural Bank of China Ltd., Class H	654,000	293,059
Akbank Turk AS	81,386	215,131
Alior Bank S.A.	1,742	32,742	(a)
Alliance Bank Malaysia Bhd	47,100	43,503
Alpha Bank AE	47,969	94,704	(a)
AMMB Holdings Bhd	71,600	73,932
Aozora Bank Ltd.	4,100	155,892
Australia & New Zealand Banking Group Ltd.	92,807	2,155,501
Axis Bank Ltd.	54,881	427,781
Banco Bilbao Vizcaya Argentaria S.A.	212,782	1,901,975
Banco Bradesco S.A.	13,512	142,674
Banco de Chile	420,853	64,287
Banco de Credito e Inversiones	1,111	70,365
Banco de Sabadell S.A.	183,471	383,044
Banco do Brasil S.A.	29,600	326,586
Banco Latinoamericano de Comercio Exterior S.A., Class E	607	17,870
Banco Santander Brasil S.A.	15,321	133,877
Banco Santander Chile	1,613,068	120,110
Banco Santander S.A.	502,058	3,505,997
Bangkok Bank PCL	12,800	74,843
Bangkok Bank PCL NVDR	1,300	7,270
Bank Central Asia Tbk PT	308,500	464,960
Bank Danamon Indonesia Tbk PT	138,000	53,278
Bank Handlowy w Warszawie S.A.	1,235	23,419
Bank Hapoalim BM	32,415	226,922
Bank Leumi Le-Israel BM	47,822	253,825
Bank Mandiri Persero Tbk PT	602,800	300,975
Bank Millennium S.A.	17,468	33,604	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	161,801
Bank of China Ltd., Class H	2,470,000	1,217,496

	Number of Shares	Fair Value
Bank of Communications Company Ltd., Class H	277,000	$202,146
Bank of Ireland Group PLC	32,221	263,975	(a)
Bank of Montreal	20,098	1,517,494
Bank of the Philippine Islands	28,542	55,877
Bank Pekao S.A.	5,497	193,092
Bank Rakyat Indonesia Persero Tbk PT	367,100	416,323
Bank Zachodni WBK S.A.	987	94,611
Bankia S.A.	29,006	139,907
Bankinter S.A.	24,114	228,174
Barclays Africa Group Ltd.	16,356	168,375
Barclays PLC	536,215	1,390,984
BDO Unibank Inc.	67,230	172,973
BNP Paribas S.A.	34,733	2,802,436
BOC Hong Kong Holdings Ltd.	112,500	546,606
CaixaBank S.A.	109,381	548,275
Canadian Imperial Bank of Commerce	13,148	1,147,697
Chang Hwa Commercial Bank Ltd.	140,805	76,151
China CITIC Bank Corporation Ltd., Class H	253,000	160,662
China Construction Bank Corp., Class H	2,587,000	2,146,256
China Development Financial Holding Corp.	406,000	121,837
China Merchants Bank Company Ltd., Class H	131,231	461,199
China Minsheng Banking Corporation Ltd., Class H	172,200	157,854
CIMB Group Holdings Bhd	128,464	191,669
Commercial International Bank Egypt SAE	34,995	161,830
Commerzbank AG	36,239	493,108	(a)
Commonwealth Bank of Australia	56,262	3,321,984
Credicorp Ltd.	1,351	276,982
Credit Agricole S.A.	35,241	640,760
CTBC Financial Holding Company Ltd.	600,661	376,354
Danske Bank A/S	22,922	916,909
DBS Group Holdings Ltd.	55,873	856,641
DNB ASA	29,698	598,788
Doha Bank QPSC	5,128	40,847
Dubai Islamic Bank PJSC	56,399	92,907
E.Sun Financial Holding Company Ltd.	257,132	153,479
Erste Group Bank AG	10,336	446,551	(a)
Eurobank Ergasias S.A.	2,173	1,922	(a)
First Abu Dhabi Bank PJSC	57,906	160,822
First Financial Holding Company Ltd.	298,166	191,245
Grupo Financiero Banorte SAB de C.V., Class O	84,000	580,901
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	173,711
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	140,272
Hana Financial Group Inc.	9,676	400,016
Hang Seng Bank Ltd.	23,800	580,168
Hong Leong Bank Bhd	22,500	84,512
Hong Leong Financial Group Bhd	8,200	32,237
HSBC Holdings PLC	625,816	6,188,882
Hua Nan Financial Holdings Company Ltd.	258,710	140,344
ICICI Bank Ltd.	51,903	219,785
Industrial & Commercial Bank of China Ltd., Class H	2,352,000	1,746,527
Industrial Bank of Korea	6,426	80,791
ING Groep N.V.	123,583	2,279,156
Intesa Sanpaolo S.p.A.	18,145	60,063
Intesa Sanpaolo S.p.A.	400,363	1,416,140
Itau CorpBanca	5,524,790	52,073
Itausa - Investimentos Itau S.A.	90	298
Japan Post Bank Company Ltd.	14,500	179,052
Kasikornbank PCL	38,000	243,838
Kasikornbank PCL NVDR	15,300	94,966
KB Financial Group Inc.	13,042	638,806
KBC Group N.V.	7,697	652,426
Komercni Banka AS	2,365	103,267
Krung Thai Bank PCL NVDR	138,400	78,019
Lloyds Banking Group PLC	2,290,503	2,081,379

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Malayan Banking Bhd	70,737	$159,650
Masraf Al Rayan QSC	10,608	108,156
mBank S.A.	587	67,496	(a)
Mega Financial Holding Company Ltd.	315,192	246,341
Metropolitan Bank & Trust Co.	17,411	29,647
Mitsubishi UFJ Financial Group Inc.	377,600	2,451,138
Mizrahi Tefahot Bank Ltd.	4,951	88,758
Mizuho Financial Group Inc.	760,200	1,331,101
National Australia Bank Ltd.	84,539	2,089,505
National Bank of Canada	10,963	526,389
National Bank of Greece S.A.	1,560	529	(a)
Nedbank Group Ltd.	9,395	141,003
Nordea Bank AB	95,641	1,293,594
OTP Bank PLC	7,068	266,145
Oversea-Chinese Banking Corporation Ltd.	98,775	811,760
Piraeus Bank S.A.	42	144	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,491	276,235	(a)
Public Bank Bhd	81,840	396,166
Qatar Islamic Bank SAQ	3,300	82,583
Qatar National Bank QPSC	8,298	278,062
Raiffeisen Bank International AG	5,172	173,372	(a)
RHB Bank Bhd	34,822	41,481
Royal Bank of Canada	45,413	3,505,514
Royal Bank of Scotland Group PLC	116,212	418,322	(a)
Sberbank of Russia PJSC ADR	78,400	1,116,024
Shinhan Financial Group Company Ltd.	13,047	572,981
SinoPac Financial Holdings Company Ltd.	335,791	100,547
Skandinaviska Enskilda Banken AB, Class A	46,511	611,421
Societe Generale S.A.	24,235	1,419,208
Standard Bank Group Ltd.	39,937	466,762
Standard Chartered PLC	101,182	1,006,728	(a)
State Bank of India	58,990	229,250
Sumitomo Mitsui Financial Group Inc.	41,500	1,592,680
Sumitomo Mitsui Trust Holdings Inc.	10,500	378,808
Svenska Handelsbanken AB, Class A	50,030	753,299
Swedbank AB, Class A	28,962	799,064
Taishin Financial Holding Company Ltd.	280,597	120,756
Taiwan Business Bank	168,187	45,813
Taiwan Cooperative Financial Holding Company Ltd.	289,699	149,512
The Bank of East Asia Ltd.	40,367	174,426
The Bank of Nova Scotia	37,259	2,389,295
The Bank of NT Butterfield & Son Ltd.	1,019	37,336
The Commercial Bank PQSC	4,833	38,643	(a)
The Siam Commercial Bank PCL NVDR	60,100	275,721
The Toronto-Dominion Bank	57,715	3,241,897
TMB Bank PCL NVDR	250,000	18,891
Turkiye Garanti Bankasi AS	68,113	185,409
Turkiye Halk Bankasi AS	25,730	87,694
Turkiye Is Bankasi, Class C	27,410	52,259
Turkiye Vakiflar Bankasi Tao, Class D	28,976	51,090
UniCredit S.p.A.	62,649	1,334,626	(a)
United Overseas Bank Ltd.	41,121	711,619
VTB Bank PJSC GDR	85,999	184,898
Westpac Banking Corp.	106,216	2,660,288
Woori Bank	10,759	167,676
Yapi ve Kredi Bankasi AS	34,531	41,949	(a)
Yes Bank Ltd.	46,710	250,283
		89,622,798
Diversified Capital Markets – 0.2%
China Everbright Ltd.	36,000	82,779
Credit Suisse Group AG	73,164	1,159,161	(a)
Deutsche Bank AG	65,227	1,128,139
Investec Ltd.	5,853	42,480
Investec PLC	23,800	174,025
Macquarie Group Ltd.	10,234	730,097
Mirae Asset Daewoo Company Ltd.	10,004	85,860
Natixis S.A.	27,108	216,959
UBS Group AG	116,437	1,991,559	(a)
		5,611,059

	Number of Shares	Fair Value
Diversified Chemicals – 0.3%
Arkema S.A.	2,022	$248,005
BASF SE	28,618	3,046,250
Daicel Corp.	11,000	132,510
Incitec Pivot Ltd.	61,205	172,888
Lanxess AG	2,671	210,805
Mitsubishi Chemical Holdings Corp.	46,500	442,837
Mitsubishi Gas Chemical Company Inc.	5,100	119,475
Nissan Chemical Industries Ltd.	3,600	126,647
OCI Company Ltd.	643	57,543
Sasol Ltd.	16,878	463,747
Solvay S.A.	2,562	382,840
Sumitomo Chemical Company Ltd.	50,000	312,264
		5,715,811
Diversified Metals & Mining – 0.5%
Anglo American PLC	40,483	727,536
BHP Billiton Ltd.	101,464	2,052,441
BHP Billiton PLC	65,110	1,148,279
Boliden AB	8,207	277,208
Ferroglobe PLC	1,316	—
Glencore PLC	386,882	1,775,186	(a,g)
Grupo Mexico SAB de C.V., Class B	98,250	301,309
Korea Zinc Company Ltd.	341	147,523
Mitsubishi Materials Corp.	2,800	96,762
MMC Norilsk Nickel PJSC ADR	20,445	351,654
Rio Tinto Ltd.	12,990	678,114
Rio Tinto PLC	39,338	1,832,973
South32 Ltd.	161,414	414,157
Sumitomo Metal Mining Company Ltd.	8,500	272,900
Teck Resources Ltd., Class B	18,681	392,396
Turquoise Hill Resources Ltd.	29,112	89,851	(a)
Vedanta Ltd.	42,022	202,165
		10,760,454
Diversified Real Estate Activities – 0.3%
Aldar Properties PJSC	118,736	75,329
Ayala Land Inc.	254,600	218,016
Barwa Real Estate Co.	6,158	54,227
CapitaLand Ltd.	75,000	197,725
City Developments Ltd.	11,100	92,612
Daito Trust Construction Company Ltd.	2,200	400,658
Daiwa House Industry Company Ltd.	17,700	610,887
Ezdan Holding Group QSC	23,752	68,501
Hang Lung Properties Ltd.	80,000	189,893
Henderson Land Development Company Ltd.	38,849	257,395
Kerry Properties Ltd.	29,500	122,182
LendLease Group	16,540	232,568
Mitsubishi Estate Company Ltd.	38,500	669,171
Mitsui Fudosan Company Ltd.	28,000	606,938
New World Development Company Ltd.	168,341	241,820
Nomura Real Estate Holdings Inc.	5,000	106,516
Sumitomo Realty & Development Company Ltd.	12,000	362,990
Sun Hung Kai Properties Ltd.	46,000	747,360
Swire Pacific Ltd., Class A	16,000	155,274
The Wharf Holdings Ltd.	42,000	374,256
Tokyo Tatemono Company Ltd.	8,500	108,662
Tokyu Fudosan Holdings Corp.	18,000	108,577
UOL Group Ltd.	18,416	110,120
Wheelock & Company Ltd.	24,000	168,845
		6,280,522
Diversified REITs – 0.1%
Daiwa House REIT Investment Corp.	54	129,237
Fibra Uno Administracion S.A. de C.V.	80,100	135,505
Fonciere Des Regions	1,038	107,852
Gecina S.A.	1,612	261,463
Growthpoint Properties Ltd.	62,646	112,742
H&R Real Estate Investment Trust	5,097	87,786
ICADE	1,137	101,444
Land Securities Group PLC	25,408	331,514
Mirvac Group	110,757	199,014
Nomura Real Estate Master Fund Inc.	120	155,963
Redefine Properties Ltd.	110,314	87,336
Stockland	77,636	261,943
Suntec Real Estate Investment Trust	65,800	90,369

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
The GPT Group	54,229	$211,052
United Urban Investment Corp.	89	130,300
		2,403,520
Diversified Support Services – 0.0%*
Babcock International Group PLC	6,848	76,028
Brambles Ltd.	54,220	382,893
Edenred	7,490	203,657
ISS A/S	5,901	237,360
KEPCO Plant Service & Engineering Company Ltd.	1,248	45,165
		945,103
Drug Retail – 0.0%*
Raia Drogasil S.A.	7,400	175,458
Sundrug Company Ltd.	3,000	124,195
The Jean Coutu Group PJC Inc., Class A	3,800	73,834
Tsuruha Holdings Inc.	1,000	119,486
		492,973
Education Services – 0.1%
Benesse Holdings Inc.	3,000	108,204
Kroton Educacional S.A.	39,716	251,745
New Oriental Education & Technology Group Inc. ADR	4,000	353,040
TAL Education Group ADR	8,400	283,164
		996,153
Electric Utilities – 0.4%
AusNet Services	64,560	85,610
CEZ AS	6,598	132,436
Chubu Electric Power Company Inc.	19,000	235,801
CK Infrastructure Holdings Ltd.	22,000	189,279
CLP Holdings Ltd.	49,500	507,314
Contact Energy Ltd.	28,572	113,601
CPFL Energia S.A.	9,731	83,739
DONG Energy A/S	5,260	301,154	(d)
EDP - Energias de Portugal S.A.	80,877	304,527
EDP - Energias do Brasil S.A.	9,400	44,992
Electricite de France S.A.	11,068	134,444
Emera Inc.	2,100	79,355
Endesa S.A.	11,130	250,986
Enel Americas S.A.	730,486	149,782
Enel Chile S.A.	730,486	89,195
Enel S.p.A.	251,900	1,517,271
Fortis Inc.	13,547	485,055
Fortum Oyj	15,622	311,930
HK Electric Investments & HK Electric Investments Ltd.	106,500	97,219	(d)
Hydro One Ltd.	6,800	123,533	(d)
Iberdrola S.A.	178,470	1,386,607
Interconexion Electrica S.A. ESP	12,838	59,802
Korea Electric Power Corp.	8,344	284,119
Kyushu Electric Power Company Inc.	12,500	132,701
Mercury NZ Ltd.	31,019	76,016
PGE Polska Grupa Energetyczna S.A.	27,532	100,489	(a)
Power Assets Holdings Ltd.	43,000	372,431
Red Electrica Corp. S.A.	15,040	316,133
RusHydro PJSC ADR	52,229	74,949
SSE PLC	30,720	575,780
Tauron Polska Energia S.A.	37,527	38,619	(a)
Tenaga Nasional Bhd	88,500	300,135
Terna Rete Elettrica Nazionale S.p.A.	43,285	252,890
The Chugoku Electric Power Company Inc.	7,600	80,682
The Kansai Electric Power Company Inc.	21,400	273,667
The Tata Power Company Ltd.	40,698	48,474
Tohoku Electric Power Company Inc.	13,200	167,807
Tokyo Electric Power Company Holdings Inc.	42,100	169,799	(a)
		9,948,323
Electrical Components & Equipment – 0.2%
ABB Ltd.	61,999	1,533,956
Fuji Electric Company Ltd.	21,000	116,413
Legrand S.A.	8,195	591,751
Mabuchi Motor Company Ltd.	1,800	90,028
Nidec Corp.	7,400	908,524
OSRAM Licht AG	2,597	207,267

	Number of Shares	Fair Value
Prysmian S.p.A.	5,426	$183,330
Schneider Electric SE	17,801	1,549,494	(a)
Teco Electric and Machinery Company Ltd.	64,000	57,301
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	95,222
		5,333,286
Electronic Components – 0.2%
Alps Electric Company Ltd.	5,800	152,980
AU Optronics Corp.	313,000	125,411
Delta Electronics Inc.	62,000	318,955
Hamamatsu Photonics KK	5,200	157,065
Hirose Electric Company Ltd.	1,200	168,862
Innolux Corp.	289,212	134,954
Kyocera Corp.	9,800	607,859
Largan Precision Company Ltd.	3,000	527,305
LG Display Company Ltd.	7,752	206,770
LG Innotek Company Ltd.	512	68,842
Murata Manufacturing Company Ltd.	6,100	896,318
Nippon Electric Glass Company Ltd.	2,800	108,328
Omron Corp.	6,300	320,695
Samsung Electro-Mechanics Company Ltd.	1,559	138,838
Samsung SDI Company Ltd.	1,803	312,477
Sunny Optical Technology Group Company Ltd.	21,000	333,926
TDK Corp.	4,100	278,275
Yaskawa Electric Corp.	8,000	253,365
Zhen Ding Technology Holding Ltd.	7,350	14,882
		5,126,107
Electronic Equipment & Instruments – 0.2%
Hexagon AB, Class B	8,413	416,097
Hitachi High-Technologies Corp.	2,400	86,990
Hitachi Ltd.	148,000	1,042,502
Ingenico Group S.A.	1,840	174,455
Keyence Corp.	3,000	1,592,413
Shimadzu Corp.	9,000	177,177
Yokogawa Electric Corp.	6,400	108,936
		3,598,570
Electronic Manufacturing Services – 0.1%
AAC Technologies Holdings Inc.	24,000	403,139
Fabrinet	697	25,831	(a)
Hon Hai Precision Industry Company Ltd.	479,844	1,661,510
TE Connectivity Ltd.	12,873	1,069,231
		3,159,711
Environmental & Facilities Services – 0.0%*
China Everbright International Ltd.	88,000	110,413
Park24 Company Ltd.	3,100	75,458
		185,871
Fertilizers & Agricultural Chemicals – 0.1%
Agrium Inc.	4,351	465,211
Grupa Azoty S.A.	816	17,870
Israel Chemicals Ltd.	18,673	82,883
K+S AG	6,950	189,385
Potash Corporation of Saskatchewan Inc.	26,038	500,086
Taiwan Fertilizer Company Ltd.	28,000	36,242
UPL Ltd.	8,010	95,465
Yara International ASA	6,259	280,465
		1,667,607
Financial Exchanges & Data – 0.2%
ASX Ltd.	6,529	268,598
B3 S.A. - Brasil Bolsa Balcao	67,520	511,232
Deutsche Boerse AG	5,915	641,301
Hong Kong Exchanges & Clearing Ltd.	36,331	976,802
Japan Exchange Group Inc.	15,900	281,232
London Stock Exchange Group PLC	9,576	492,065
Singapore Exchange Ltd.	23,000	125,167
Thomson Reuters Corp.	9,093	416,243
		3,712,640
Food Distributors – 0.0%*
Bid Corporation Ltd.	11,502	258,875
The SPAR Group Ltd.	6,247	77,300
		336,175

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Food Retail – 0.3%
Alimentation Couche-Tard Inc., Class B	13,852	$630,215
BIM Birlesik Magazalar AS	7,874	164,406
Casino Guichard Perrachon S.A.	2,125	126,061
Colruyt S.A.	2,565	131,406
CP ALL PCL NVDR	164,800	329,847
Empire Company Ltd., Class A	3,981	70,284
Eurocash S.A.	2,510	26,602
FamilyMart UNY Holdings Company Ltd.	3,000	158,042
George Weston Ltd.	1,978	171,838
ICA Gruppen AB	2,095	78,566
J Sainsbury PLC	48,231	153,943
Jeronimo Martins SGPS S.A.	7,467	147,331
Koninklijke Ahold Delhaize N.V.	39,491	738,576
Lawson Inc.	1,900	125,750
Loblaw Companies Ltd.	7,600	413,833
Magnit PJSC GDR	9,333	382,186
Metro Inc.	6,954	238,593
Pick n Pay Stores Ltd.	9,438	40,268
President Chain Store Corp.	21,000	176,939
Seven & I Holdings Company Ltd.	23,300	899,378
Shoprite Holdings Ltd.	11,567	177,234
Tesco PLC	260,897	655,086	(a)
WM Morrison Supermarkets PLC	66,803	209,815
Woolworths Ltd.	40,323	797,630
		7,043,829
Footwear – 0.0%*
ANTA Sports Products Ltd.	34,000	142,996
Asics Corp.	6,600	98,269
Feng TAY Enterprise Company Ltd.	12,320	56,066
Pou Chen Corp.	80,000	100,382
Yue Yuen Industrial Holdings Ltd.	31,000	117,877
		515,590
Forest Products – 0.0%*
Duratex S.A.	11,374	34,052
West Fraser Timber Company Ltd.	1,858	106,965
		141,017
Gas Utilities – 0.1%
APA Group	33,674	220,626
China Gas Holdings Ltd.	58,000	173,761
China Resources Gas Group Ltd.	34,000	118,402
ENN Energy Holdings Ltd.	22,000	159,422
GAIL India Ltd.	18,748	120,275
Gas Natural SDG S.A.	12,244	271,114
Hong Kong & China Gas Company Ltd.	265,856	499,669
Korea Gas Corp.	1,143	42,013	(a)
Osaka Gas Company Ltd.	11,400	211,867
Perusahaan Gas Negara Persero Tbk	436,000	50,984
Petronas Gas Bhd	24,000	101,741
Toho Gas Company Ltd.	3,000	87,816
Tokyo Gas Company Ltd.	13,400	328,319
		2,386,009
General Merchandise Stores – 0.1%
Canadian Tire Corporation Ltd., Class A	1,922	238,727
Dollarama Inc.	3,431	374,553
Don Quijote Holdings Company Ltd.	4,000	149,425
Harvey Norman Holdings Ltd.	20,526	62,490
Lojas Americanas S.A.	5,952	29,561
Ryohin Keikaku Company Ltd.	700	206,147
		1,060,903
Gold – 0.1%
Agnico Eagle Mines Ltd.	7,434	335,188
AngloGold Ashanti Ltd.	14,863	140,127
Barrick Gold Corp.	35,539	570,602
Cia de Minas Buenaventura S.A. ADR	8,589	109,853
Franco-Nevada Corp.	6,022	465,427
Gold Fields Ltd.	31,089	135,799
Goldcorp Inc.	27,809	360,217
Kinross Gold Corp.	42,336	179,073	(a)
Klondex Mines Ltd.	3,331	12,125	(a)
Newcrest Mining Ltd.	23,333	384,839
Randgold Resources Ltd.	3,180	312,091

	Number of Shares	Fair Value
Yamana Gold Inc.	28,763	$75,895
Zijin Mining Group Company Ltd., Class H	230,000	78,917
		3,160,153
Healthcare Distributors – 0.0%*
Alfresa Holdings Corp.	6,400	117,066
Medipal Holdings Corp.	5,400	93,738
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	55,452
Sinopharm Group Company Ltd., Class H	41,600	183,215
Suzuken Company Ltd.	2,800	99,498
		548,969
Healthcare Equipment – 0.3%
Cochlear Ltd.	1,696	211,871
CYBERDYNE Inc.	4,800	63,920	(a)
Getinge AB, Class B	7,959	148,896
Getinge AB, Class B	1,137	21,271	(a,g)
Koninklijke Philips N.V.	29,818	1,231,311
LivaNova PLC	1,257	88,065	(a)
Medtronic PLC	49,363	3,838,961
Novocure Ltd.	1,017	20,188	(a)
Olympus Corp.	8,700	294,470
Oxford Immunotec Global PLC	448	7,526	(a)
Smith & Nephew PLC	27,495	497,259
Sonova Holding AG	1,835	311,586
STERIS PLC	649	57,372
Straumann Holding AG	307	197,348
Sysmex Corp.	5,200	331,684
Terumo Corp.	10,300	404,899
William Demant Holding A/S	4,763	125,756	(a)
Wright Medical Group N.V.	1,980	51,223	(a)
		7,903,606
Healthcare Facilities – 0.0%*
Apollo Hospitals Enterprise Ltd.	2,610	40,157
Bangkok Dusit Medical Services PCL NVDR	109,000	67,001
Bumrungrad Hospital PCL NVDR	13,000	83,808
Healthscope Ltd.	67,396	88,313
IHH Healthcare Bhd	53,000	72,173
Life Healthcare Group Holdings Ltd.	52,809	92,692
Mediclinic International PLC	10,371	90,443
Netcare Ltd.	33,031	58,222
Ramsay Health Care Ltd.	4,955	242,141
Ryman Healthcare Ltd.	15,299	102,523
		937,473
Healthcare Services – 0.1%
Fresenius Medical Care AG & Company KGaA	6,591	644,934
Fresenius SE & Company KGaA	13,149	1,060,929
Miraca Holdings Inc.	2,100	97,570
Sonic Healthcare Ltd.	11,843	194,308
		1,997,741
Healthcare Supplies – 0.1%
Coloplast A/S, Class B	4,094	332,343
ConvaTec Group PLC	37,709	138,572	(d)
Essilor International S.A.	6,398	792,299
Hoya Corp.	12,000	647,626
Quotient Ltd.	506	2,495	(a)
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	42,480
		1,955,815
Healthcare Technology – 0.0%*
Alibaba Health Information Technology Ltd.	44,000	21,970	(a)
M3 Inc.	7,100	202,154
		224,124
Heavy Electrical Equipment – 0.1%
Bharat Heavy Electricals Ltd.	22,240	28,583
Bharat Heavy Electricals Ltd.	11,120	14,292	(a,g)
Doosan Heavy Industries & Construction Company Ltd.	2,060	30,756
Mitsubishi Electric Corp.	59,800	933,935
Shanghai Electric Group Company Ltd., Class H	108,000	47,565	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Siemens Gamesa Renewable Energy S.A.	7,678	$100,255
Vestas Wind Systems A/S	6,607	593,022
		1,748,408
Highways & Railtracks – 0.1%
Abertis Infraestructuras S.A.	22,069	446,138
Atlantia S.p.A.	13,697	432,504
CCR S.A.	36,100	202,118
Groupe Eurotunnel SE	16,536	199,398
Jasa Marga Persero Tbk PT	86,987	36,167
Jiangsu Expressway Company Ltd., Class H	44,000	67,374
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	82,793
Transurban Group	63,583	592,698
Zhejiang Expressway Company Ltd., Class H	52,000	64,645
		2,123,835
Home Building – 0.1%
Barratt Developments PLC	32,674	269,379
Berkeley Group Holdings PLC	4,759	237,327
Iida Group Holdings Company Ltd.	5,300	94,450
Persimmon PLC	9,736	337,269
Sekisui Chemical Company Ltd.	12,300	241,924
Sekisui House Ltd.	17,500	294,841
Taylor Wimpey PLC	108,071	283,462
		1,758,652
Home Entertainment Software – 0.1%
Kingsoft Corporation Ltd.	27,000	62,913
Konami Holdings Corp.	2,600	124,959
NCSoft Corp.	441	178,849
Nexon Company Ltd.	4,000	104,331	(a)
Nintendo Company Ltd.	3,600	1,329,152
		1,800,204
Home Furnishing Retail – 0.0%*
Nitori Holdings Company Ltd.	2,600	371,643
Home Furnishings – 0.0%*
Hanssem Company Ltd.	497	65,740
Steinhoff International Holdings N.V.	81,878	364,017
		429,757
Home Improvement Retail – 0.0%*
Home Product Center PCL NVDR	107,359	39,274
Kingfisher PLC	77,333	309,705
		348,979
Hotels, Resorts & Cruise Lines – 0.1%
Accor S.A.	6,172	306,710
Belmond Ltd., Class A	1,687	23,028	(a)
Carnival PLC	6,284	399,879
Flight Centre Travel Group Ltd.	2,032	71,764
InterContinental Hotels Group PLC	6,207	328,774
Minor International PCL NVDR	48,840	59,677
Shangri-La Asia Ltd.	34,000	63,032
TUI AG	15,015	255,034
		1,507,898
Household Appliances – 0.1%
Arcelik AS	8,562	54,703
Coway Company Ltd.	1,774	145,594
Electrolux AB, Class B	6,513	220,708
Haier Electronics Group Company Ltd.	31,000	75,568	(a)
Husqvarna AB, Class B	15,105	155,078
Rinnai Corp.	1,200	102,661
SEB S.A.	867	159,075
Techtronic Industries Company Ltd.	44,000	234,908
		1,148,295
Household Products – 0.2%
Essity AB, Class B	19,853	538,990	(a)
Henkel AG & Company KGaA	3,382	411,615
Hindustan Unilever Ltd.	22,472	403,856
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	118,948
Lion Corp.	7,000	127,731
Reckitt Benckiser Group PLC	20,696	1,891,751

	Number of Shares	Fair Value
Unicharm Corp.	13,900	$318,095
Unilever Indonesia Tbk PT	56,500	205,441
		4,016,427
Human Resource & Employment Services – 0.1%
Adecco Group AG	5,309	413,703
Capita PLC	22,774	172,634
Randstad Holding N.V.	4,169	257,962
Recruit Holdings Company Ltd.	34,500	746,915
Seek Ltd.	13,036	169,899
		1,761,113
Hypermarkets & Super Centers – 0.1%
Aeon Company Ltd.	19,500	288,000
Carrefour S.A.	19,366	391,381
Cencosud S.A.	43,221	132,314
Distribuidora Internacional de Alimentacion S.A.	23,514	137,184
E-MART Inc.	682	124,152
Massmart Holdings Ltd.	3,853	31,834
METRO AG	5,289	111,829	(a)
Sun Art Retail Group Ltd.	88,500	82,147
Wal-Mart de Mexico SAB de C.V.	166,324	381,938
Wesfarmers Ltd.	34,841	1,129,879
		2,810,658
Independent Power Producers & Energy Traders – 0.0%*
Aboitiz Power Corp.	66,300	55,925
AES Gener S.A.	82,891	29,043
CGN Power Company Ltd., Class H	390,000	107,852	(d)
China Power International Development Ltd.	121,000	39,813
China Resources Power Holdings Company Ltd.	50,000	90,261
Colbun S.A.	260,471	63,067
Electric Power Development Company Ltd.	4,300	107,954
Enel Generacion Chile S.A.	101,082	88,384
Glow Energy PCL NVDR	17,700	47,368
Huaneng Power International Inc., Class H	126,000	77,916
NTPC Ltd.	44,321	113,618
		821,201
Industrial Conglomerates – 0.4%
Aboitiz Equity Ventures Inc.	66,580	96,070
Alfa SAB de C.V., Class A	80,824	102,325
Alliance Global Group Inc.	117,400	37,069
Beijing Enterprises Holdings Ltd.	19,500	104,856
CITIC Ltd.	91,000	134,449
CJ Corp.	632	94,081
CK Hutchison Holdings Ltd.	83,064	1,061,869
DCC PLC	3,000	291,608
DMCI Holdings Inc.	140,000	42,993
Far Eastern New Century Corp.	119,916	94,908
Fosun International Ltd.	84,500	178,072
Grupo Carso SAB de C.V.	22,000	86,962
Hanwha Corp.	2,100	80,674
Industries Qatar QSC	5,401	136,021
Jardine Matheson Holdings Ltd.	6,800	430,848
Jardine Strategic Holdings Ltd.	7,000	302,400
JG Summit Holdings Inc.	62,960	92,954
Keihan Holdings Company Ltd.	2,400	70,253
Keppel Corporation Ltd.	42,900	205,030
KOC Holding AS	23,474	107,927
LG Corp.	2,760	194,225
NWS Holdings Ltd.	64,653	125,983
Samsung C&T Corp.	2,265	266,971
Seibu Holdings Inc.	5,300	90,495
Sembcorp Industries Ltd.	25,600	55,802
Shanghai Industrial Holdings Ltd.	20,000	60,558
Siemens AG	23,851	3,361,039
Siemens Ltd.	2,575	46,866
Sime Darby Bhd	71,462	152,655
SK Holdings Company Ltd.	875	220,020
SM Investments Corp.	6,891	119,780
Smiths Group PLC	13,773	291,407
The Bidvest Group Ltd.	11,502	147,079

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Toshiba Corp.	126,000	$352,596	(a)
Turkiye Sise ve Cam Fabrikalari A/S	25,511	29,413
		9,266,258
Industrial Gases – 0.1%
Air Liquide S.A.	12,311	1,642,425
Air Water Inc.	6,000	110,656
Linde AG	5,858	1,221,974
Taiyo Nippon Sanso Corp.	5,400	63,899
		3,038,954
Industrial Machinery – 0.4%
Alfa Laval AB	7,568	184,417
Amada Holdings Company Ltd.	13,000	142,629
Andritz AG	2,708	156,564
Atlas Copco AB, Class A	21,101	891,623
Atlas Copco AB, Class B	13,268	513,337
China Conch Venture Holdings Ltd.	53,500	104,114
FANUC Corp.	6,100	1,235,011
GEA Group AG	5,847	266,055
Hiwin Technologies Corp.	7,956	70,183
Hoshizaki Corp.	1,500	131,791
IHI Corp.	5,300	184,098
IMI PLC	10,031	167,284
JTEKT Corp.	8,400	116,263
Kawasaki Heavy Industries Ltd.	4,100	135,859
Kone Oyj, Class B	11,026	583,965
Kurita Water Industries Ltd.	2,800	80,842
Makita Corp.	7,200	290,072
Metso Oyj	3,262	119,701
MINEBEA MITSUMI Inc.	13,000	203,260
Mitsubishi Heavy Industries Ltd.	10,600	418,953
Nabtesco Corp.	3,100	115,116
NGK Insulators Ltd.	7,700	144,198
NSK Ltd.	12,900	173,849
Pentair PLC	6,132	416,731
Sandvik AB	33,359	574,214
Schindler Holding AG	1,417	313,245
Schindler Holding AG	749	161,241
SKF AB, Class B	13,846	301,098
SMC Corp.	1,800	634,673
Sumitomo Heavy Industries Ltd.	4,200	168,276
The Weir Group PLC	6,385	168,330
THK Company Ltd.	4,600	156,514
Wartsila Oyj Abp	5,119	362,496
WEG S.A.	20,540	138,961
		9,824,963
Industrial REITs – 0.0%*
Ascendas Real Estate Investment Trust	68,150	133,495
Goodman Group	54,792	354,258
Nippon Prologis REIT Inc.	59	124,274
Segro PLC	34,220	246,084
		858,111
Insurance Brokers – 0.1%
Aon PLC	9,306	1,359,607
Willis Towers Watson PLC	4,663	719,174
		2,078,781
Integrated Oil & Gas – 1.1%
BP PLC	614,456	3,934,788
Cenovus Energy Inc.	26,809	268,165
China Petroleum & Chemical Corp., Class H	805,400	603,223
Ecopetrol S.A.	226,632	108,040
Eni S.p.A.	80,323	1,329,409
Galp Energia SGPS S.A.	17,566	311,394
Gazprom PJSC ADR	162,443	680,636
Husky Energy Inc.	14,254	178,025	(a)
Imperial Oil Ltd.	10,244	326,491
LUKOIL PJSC ADR	12,969	687,746
MOL Hungarian Oil & Gas PLC	12,112	138,275
OMV AG	5,260	306,503
Origin Energy Ltd.	53,651	314,887	(a)
PetroChina Company Ltd., Class H	618,000	391,655
Petroleo Brasileiro S.A.	92,900	464,331	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	118,150

	Number of Shares	Fair Value
PTT PCL NVDR	34,800	$425,739
Repsol S.A.	38,977	718,365
Rosneft Oil Company PJSC GDR	33,380	185,426
Royal Dutch Shell PLC, Class A	139,703	4,214,420
Royal Dutch Shell PLC, Class B	116,798	3,595,528
Statoil ASA	35,236	705,136
Suncor Energy Inc.	52,647	1,840,845
Surgutneftegas OJSC ADR	3,950	20,422
Surgutneftegas OJSC ADR	29,028	147,172
Total S.A.	74,223	3,987,635
		26,002,406
Integrated Telecommunication Services – 0.6%
BCE Inc.	4,587	214,413
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	101,738
Bharti Infratel Ltd.	20,103	122,612
BT Group PLC	260,314	991,521
China Communications Services Corporation Ltd., Class H	84,000	43,233
China Telecom Corporation Ltd., Class H	442,000	226,356
China Unicom Hong Kong Ltd.	204,000	283,642	(a)
Chunghwa Telecom Company Ltd.	122,000	420,426
Deutsche Telekom AG	104,258	1,945,560
Elisa Oyj	5,139	221,263
Emirates Telecommunications Group Co. PJSC	34,000	160,157
Hellenic Telecommunications Organization S.A.	10,479	126,732
HKT Trust & HKT Ltd.	137,280	166,971
Koninklijke KPN N.V.	117,110	402,190
KT Corp.	1,110	28,250
Nippon Telegraph & Telephone Corp.	21,500	984,991
Ooredoo QSC	3,023	68,751
Orange Polska S.A.	28,318	41,110	(a)
Orange S.A.	63,869	1,046,512
PCCW Ltd.	173,000	93,691
Proximus SADP	5,527	190,499
Rostelecom PJSC ADR	7,764	56,677
Singapore Telecommunications Ltd.	250,100	677,763
Spark New Zealand Ltd.	68,211	179,980
Swisscom AG	882	452,303
TDC A/S	28,766	168,580
Telecom Italia S.p.A.	350,948	328,801	(a)
Telecom Italia S.p.A.	190,334	143,108
Telefonica Deutschland Holding AG	18,390	103,225
Telefonica S.A.	144,127	1,566,196
Telekom Malaysia Bhd	42,600	65,577
Telekomunikasi Indonesia Persero Tbk PT	1,524,500	529,710
Telenor ASA	23,108	488,849
Telia Company AB	69,057	324,542
Telstra Corporation Ltd.	137,153	375,583
TELUS Corp.	5,760	206,700
TPG Telecom Ltd.	9,816	37,509
True Corporation PCL NVDR	237,369	43,417	(a)
Turk Telekomunikasyon AS	16,769	32,019	(a)
		13,661,157
Internet & Direct Marketing Retail – 0.1%
Ctrip.com International Ltd. ADR	11,426	602,607	(a)
JD.com Inc. ADR	20,558	785,316	(a)
Rakuten Inc.	30,600	333,551
Start Today Company Ltd.	6,600	209,026
Vipshop Holdings Ltd. ADR	7,000	61,530	(a)
Zalando SE	3,266	163,709	(a,d)
		2,155,739
Internet Software & Services – 0.8%
Alibaba Group Holding Ltd. ADR	35,613	6,150,721	(a)
Auto Trader Group PLC	33,000	173,777	(d)
Baidu Inc. ADR	8,352	2,068,707	(a)
Cimpress N.V.	463	45,217	(a)
DeNA Company Ltd.	4,300	96,341
Kakaku.com Inc.	3,100	39,492
Kakao Corp.	1,370	172,244
Mixi Inc.	1,900	91,654
NAVER Corp.	858	558,091

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
NetEase Inc. ADR	2,471	$651,874
Shopify Inc., Class A	2,600	301,693	(a)
SINA Corp.	1,700	194,905	(a)
Tencent Holdings Ltd.	178,500	7,683,268
Tucows Inc., Class A	170	9,953	(a)
United Internet AG	3,650	227,273
Weibo Corp. ADR	170	16,820	(a)
Yahoo Japan Corp.	50,200	238,145
		18,720,175
Investment Banking & Brokerage – 0.1%
China Galaxy Securities Company Ltd., Class H	108,000	94,716
CITIC Securities Company Ltd., Class H	76,500	168,265
Daiwa Securities Group Inc.	48,000	271,758
Haitong Securities Company Ltd., Class H	98,000	158,342
Korea Investment Holdings Company Ltd.	1,740	92,974
Mediobanca S.p.A.	20,019	214,891
NH Investment & Securities Company Ltd.	6,220	73,857
Nomura Holdings Inc.	111,500	624,040
Samsung Securities Company Ltd.	1,372	41,387
Yuanta Financial Holding Company Ltd.	369,211	158,891
		1,899,121
IT Consulting & Other Services – 0.3%
Accenture PLC, Class A	22,267	3,007,604	(b)
Atos SE	2,821	437,717
Capgemini SE	4,988	584,728
CGI Group Inc., Class A	6,285	325,142	(a)
Fujitsu Ltd.	64,000	475,260
HCL Technologies Ltd.	17,282	231,450
Infosys Ltd.	57,596	793,488
Nomura Research Institute Ltd.	4,510	175,889
NTT Data Corp.	21,000	224,617
Obic Company Ltd.	2,500	157,242
Otsuka Corp.	1,800	115,293
Samsung SDS Company Ltd.	1,113	163,741
Tata Consultancy Services Ltd.	14,414	537,535
Tech Mahindra Ltd.	9,252	64,850
Wipro Ltd.	34,728	148,997
		7,443,553
Leisure Facilities – 0.0%*
Merlin Entertainments PLC	22,365	133,677	(d)
Oriental Land Company Ltd.	7,200	548,419
		682,096
Leisure Products – 0.1%
Bandai Namco Holdings Inc.	6,600	226,323
Giant Manufacturing Company Ltd.	10,000	46,993
Merida Industry Company Ltd.	7,350	31,994
Sankyo Company Ltd.	2,000	63,785
Sega Sammy Holdings Inc.	7,400	103,343
Shimano Inc.	2,400	319,602
Yamaha Corp.	6,100	224,892
		1,016,932
Life & Health Insurance – 0.7%
Aegon N.V.	53,959	314,359
AIA Group Ltd.	381,600	2,814,109
Cathay Financial Holding Company Ltd.	205,417	326,510
China Life Insurance Company Ltd.	85,666	80,654
China Life Insurance Company Ltd., Class H	239,000	711,428
China Taiping Insurance Holdings Company Ltd.	40,488	108,339
CNP Assurances	5,764	135,126
Dai-ichi Life Holdings Inc.	32,900	590,104
Discovery Ltd.	11,285	117,560
Great-West Lifeco Inc.	10,027	287,906
Hanwha Life Insurance Company Ltd.	8,480	50,716
Industrial Alliance Insurance & Financial Services Inc.	3,775	170,541
Japan Post Holdings Company Ltd.	49,100	579,700
Legal & General Group PLC	182,731	637,173
Liberty Holdings Ltd.	4,059	31,636

	Number of Shares	Fair Value
Manulife Financial Corp.	61,093	$1,236,368
Medibank Private Ltd.	100,000	229,118
MMI Holdings Ltd.	36,164	46,469
New China Life Insurance Company Ltd., Class H	23,300	131,703
NN Group N.V.	9,730	407,314
Old Mutual PLC	166,895	434,842
Ping An Insurance Group Company of China Ltd., Class H	161,500	1,239,572
Poste Italiane S.p.A.	19,682	144,960	(d)
Power Corporation of Canada	12,324	312,473
Power Financial Corp.	7,564	209,323
Prudential PLC	82,159	1,969,234
Rand Merchant Investment Holdings Ltd.	22,171	68,093
Samsung Life Insurance Company Ltd.	2,185	215,572
Sanlam Ltd.	42,288	211,902
Shin Kong Financial Holding Company Ltd.	265,751	79,575
Sony Financial Holdings Inc.	6,500	106,596
Sun Life Financial Inc.	19,923	791,568
Swiss Life Holding AG	1,100	387,774	(a)
T&D Holdings Inc.	17,600	255,404
		15,433,721
Life Sciences Tools & Services – 0.1%
Eurofins Scientific SE	326	206,033
Lonza Group AG	2,276	597,462	(a)
QIAGEN N.V.	7,427	233,817	(a)
		1,037,312
Managed Healthcare – 0.0%*
Odontoprev S.A.	10,100	49,269
Qualicorp S.A.	8,200	98,250
Triple-S Management Corp., Class B	465	11,011	(a)
		158,530
Marine – 0.1%
AP Moller - Maersk A/S, Class A	134	246,295
AP Moller - Maersk A/S, Class B	224	425,596
Costamare Inc.	543	3,356
Evergreen Marine Corporation Taiwan Ltd.	64,640	37,304	(a)
Kuehne + Nagel International AG	1,885	349,298
MISC Bhd	11,500	19,881
Mitsui OSK Lines Ltd.	2,800	84,822
Nippon Yusen KK	4,500	93,506	(a)
		1,260,058
Marine Ports & Services – 0.0%*
Adani Ports & Special Economic Zone Ltd.	26,135	150,740
China Merchants Port Holdings Company Ltd.	44,466	137,200
COSCO SHIPPING Ports Ltd.	62,543	69,584
DP World Ltd.	6,267	140,757
Hutchison Port Holdings Trust, Class U	135,800	58,394
International Container Terminal Services Inc.	26,800	54,867
Kamigumi Company Ltd.	4,000	92,569
		704,111
Metal & Glass Containers – 0.0%*
CCL Industries Inc., Class B	5,000	241,394
Toyo Seikan Group Holdings Ltd.	5,800	96,869
		338,263
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	3,146	149,758
Hero MotoCorp Ltd.	1,341	77,490
Yamaha Motor Company Ltd.	8,500	254,475
		481,723
Movies & Entertainment – 0.1%
Alibaba Pictures Group Ltd.	360,000	57,613	(a)
Eros International PLC	411	5,877	(a)
IMAX Corp.	1,004	22,741	(a)
Toho Company Ltd.	4,400	153,423
Vivendi S.A.	32,333	818,759
		1,058,413

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Multi-Line Insurance – 0.5%
Ageas	5,540	$260,404
Allianz SE	14,300	3,211,190
Assicurazioni Generali S.p.A.	39,204	730,428
Aviva PLC	125,664	867,432
AXA S.A.	61,685	1,866,124
Baloise Holding AG	1,758	278,344
BB Seguridade Participacoes S.A.	23,900	216,321
China Pacific Insurance Group Company Ltd., Class H	79,200	341,209
Fairfax Financial Holdings Ltd.	773	401,337
Gjensidige Forsikring ASA	7,732	134,625
Mapfre S.A.	40,470	131,761
Porto Seguro S.A.	4,400	52,400
Powszechny Zaklad Ubezpieczen S.A.	10,589	133,672
Sampo Oyj, Class A	13,757	727,305
Sul America S.A.	5,783	32,707
UnipolSai Assicurazioni S.p.A.	45,095	105,343
Zurich Insurance Group AG	4,765	1,454,714
		10,945,316
Multi-Sector Holdings – 0.1%
Ayala Corp.	7,150	136,527
Eurazeo S.A.	1,592	142,340
EXOR N.V.	3,417	216,723
First Pacific Company Ltd.	94,000	74,977
Groupe Bruxelles Lambert S.A.	2,824	297,129
Grupo de Inversiones Suramericana S.A.	8,633	120,173
GT Capital Holdings Inc.	2,225	50,852
Haci Omer Sabanci Holding AS	34,397	96,920
Industrivarden AB, Class C	4,939	124,831
Investor AB, Class B	14,282	703,921
Kinnevik AB, Class B	8,574	278,995
L E Lundbergforetagen AB, B Shares	1,510	120,432
Metro Pacific Investments Corp.	129,200	17,041
Onex Corp.	2,466	189,862
Pargesa Holding S.A.	1,294	107,655
Remgro Ltd.	15,705	238,835
Wendel S.A.	781	126,538
		3,043,751
Multi-Utilities – 0.2%
AGL Energy Ltd.	22,062	404,557
Atco Ltd., Class I	2,398	87,817
Canadian Utilities Ltd., Class A	4,562	141,348
Centrica PLC	169,924	426,320
E.ON SE	67,637	765,701
Engie S.A.	52,820	897,317
Innogy SE	4,122	183,494	(d)
National Grid PLC	109,103	1,353,411
RWE AG	16,339	371,253	(a)
Suez	11,414	208,409
Veolia Environnement S.A.	16,581	383,220
YTL Corporation Bhd	200,400	64,545
YTL Power International Bhd	87,045	28,242
		5,315,634
Office REITs – 0.0%*
CapitaLand Commercial Trust	54,300	66,178
City Office REIT Inc.	452	6,224
Dexus	31,181	232,429
Japan Prime Realty Investment Corp.	22	73,487
Japan Real Estate Investment Corp.	36	173,020
Nippon Building Fund Inc.	45	224,270
		775,608
Office Services & Supplies – 0.0%*
Societe BIC S.A.	1,095	131,263
Oil & Gas Drilling – 0.0%*
China Oilfield Services Ltd., Class H	58,000	53,094
Ensco PLC, Class A	8,010	47,819
Noble Corporation PLC	4,625	21,275	(a)
Transocean Ltd.	2,951	31,753	(a)
		153,941
Oil & Gas Equipment & Services – 0.0%*
Core Laboratories N.V.	333	32,867
Frank’s International N.V.	944	7,288
Saipem S.p.A.	12,336	53,201	(a)

	Number of Shares	Fair Value
Sapura Energy Bhd	127,700	$45,969
TechnipFMC PLC	15,999	446,692	(a)
Tenaris S.A.	13,599	192,921
		778,938
Oil & Gas Exploration & Production – 0.2%
ARC Resources Ltd.	11,975	164,595
Canadian Natural Resources Ltd.	34,495	1,152,637
CNOOC Ltd.	566,000	730,444
Crescent Point Energy Corp.	17,845	142,971
Encana Corp.	33,324	391,420
Inpex Corp.	28,900	306,933
Lundin Petroleum AB	5,364	117,107	(a)
Novatek PJSC GDR GDR	2,695	316,124
Oil & Natural Gas Corporation Ltd.	43,306	113,337
Oil Search Ltd.	47,997	263,626
Peyto Exploration & Development Corp.	4,880	79,600
PrairieSky Royalty Ltd.	6,224	158,903
PTT Exploration & Production PCL NVDR	52,000	139,550
Santos Ltd.	50,308	158,686	(a)
Seven Generations Energy Ltd., Class A	7,200	113,643	(a)
Tatneft PJSC ADR	7,219	308,251
Tourmaline Oil Corp.	6,249	126,764	(a)
Vermilion Energy Inc.	4,105	145,570
Woodside Petroleum Ltd.	25,430	580,651
		5,510,812
Oil & Gas Refining & Marketing – 0.2%
Bharat Petroleum Corporation Ltd.	19,440	140,264
Caltex Australia Ltd.	9,305	234,367
Cosan S.A. Industria e Comercio	5,500	62,944
Empresas COPEC S.A.	11,610	152,231
Formosa Petrochemical Corp.	43,000	148,183
Grupa Lotos S.A.	2,254	36,959
GS Holdings Corp.	2,084	119,361
Idemitsu Kosan Company Ltd.	3,200	90,259
IRPC PCL NVDR	378,600	71,520
JXTG Holdings Inc.	100,250	515,566
Keyera Corp.	6,976	212,741
Neste Oyj	4,893	213,737
Petronas Dagangan Bhd	8,900	51,261
Polski Koncern Naftowy ORLEN S.A.	9,561	319,317
Reliance Industries Ltd.	80,522	962,640
S-Oil Corp.	1,258	140,040
Showa Shell Sekiyu KK	7,600	87,434
SK Innovation Company Ltd.	1,937	336,546
Thai Oil PCL NVDR	30,500	84,595
Tupras Turkiye Petrol Rafinerileri AS	3,135	107,201
		4,087,166
Oil & Gas Storage & Transportation – 0.2%
AltaGas Ltd.	4,683	107,616
Ardmore Shipping Corp.	614	5,065
DHT Holdings Inc.	1,868	7,435
Enagas S.A.	8,082	227,637
Enbridge Inc.	51,507	2,146,520
Frontline Ltd.	1,321	7,979
Golar LNG Ltd.	1,783	40,314
Inter Pipeline Ltd.	11,848	244,889
Koninklijke Vopak N.V.	2,713	119,007
Kunlun Energy Company Ltd.	82,000	80,103
Navios Maritime Acquisition Corp.	1,649	2,012
Pembina Pipeline Corp.	12,074	422,660
Scorpio Tankers Inc.	3,299	11,315
Snam S.p.A.	74,890	360,868
Teekay Corp.	991	8,850
Teekay Tankers Ltd., Class A	2,370	3,839
TransCanada Corp.	27,306	1,346,469
Ultrapar Participacoes S.A.	11,400	271,417
Veresen Inc.	9,523	142,542
		5,556,537
Other Diversified Financial Services – 0.1%
AMP Ltd.	90,691	343,706
Challenger Ltd.	16,883	164,928
FirstRand Ltd.	103,606	399,231

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Fubon Financial Holding Company Ltd.	201,000	$313,524
ORIX Corp.	41,600	670,574
RMB Holdings Ltd.	26,636	125,265
Standard Life Aberdeen PLC	90,484	526,260
		2,543,488
Packaged Foods & Meats – 0.7%
Ajinomoto Company Inc.	16,500	321,894
Associated British Foods PLC	11,143	477,354
Barry Callebaut AG	85	130,364	(a)
BRF S.A.	12,000	173,258	(a)
Calbee Inc.	2,400	84,325
Charoen Pokphand Foods PCL NVDR	115,100	92,322
China Huishan Dairy Holdings Company Ltd.	55,000	—	(g,**)
China Mengniu Dairy Company Ltd.	77,000	215,403	(a)
Chocoladefabriken Lindt & Spruengli AG	33	188,430
Chocoladefabriken Lindt & Spruengli AG	3	208,196
CJ CheilJedang Corp.	320	99,044
Danone S.A.	18,570	1,457,050
Gruma SAB de C.V., Class B	8,900	130,482
Grupo Bimbo SAB de C.V., Class A	35,400	85,716
Indofood CBP Sukses Makmur Tbk PT	64,000	41,458
Indofood Sukses Makmur Tbk PT	165,000	103,209
JBS S.A.	25,900	69,598
Kerry Group PLC, Class A	4,904	471,279
Kikkoman Corp.	4,000	122,951
Lotte Confectionery Company Ltd.	350	50,727
M Dias Branco S.A.	3,600	56,564
Marine Harvest ASA	13,598	269,046	(a)
MEIJI Holdings Company Ltd.	3,400	269,427
Nestle India Ltd.	845	93,355
Nestle S.A.	97,332	8,157,942
NH Foods Ltd.	5,000	137,476
Nisshin Seifun Group Inc.	5,400	90,428
Nissin Foods Holdings Company Ltd.	2,300	139,759
Orion Corp./Republic of Korea	914	77,407	(a)
Orkla ASA	29,065	298,307
Pioneer Foods Group Ltd.	4,038	33,718
PPB Group Bhd	17,800	71,073
Saputo Inc.	6,496	224,333
Standard Foods Corp.	15,916	38,840
Tate & Lyle PLC	13,279	115,535
Tiger Brands Ltd.	4,749	132,719
Tingyi Cayman Islands Holding Corp.	82,000	123,461
Toyo Suisan Kaisha Ltd.	2,500	91,836
Ulker Biskuvi Sanayi AS	3,012	16,389
Uni-President Enterprises Corp.	141,303	295,896
Universal Robina Corp.	30,200	90,839
Want Want China Holdings Ltd.	141,000	99,106
WH Group Ltd.	197,500	209,872	(d)
Yakult Honsha Company Ltd.	2,500	180,118
Yamazaki Baking Company Ltd.	4,000	72,207
		15,908,713
Paper Packaging – 0.0%*
Amcor Ltd.	35,213	420,250
Klabin S.A.	19,600	113,703
		533,953
Paper Products – 0.1%
Empresas CMPC S.A.	49,402	130,228
Fibria Celulose S.A.	9,300	125,984
Mondi Ltd.	2,641	70,703
Mondi PLC	12,058	324,361
Nine Dragons Paper Holdings Ltd.	63,000	123,891
Oji Holdings Corp.	31,000	167,166
Sappi Ltd.	19,577	133,476
Stora Enso Oyj, Class R	19,443	274,677
UPM-Kymmene Oyj	18,094	490,489
		1,840,975
Personal Products – 0.4%
AMOREPACIFIC Corp.	1,045	236,764
AMOREPACIFIC Group	1,200	129,393
Beiersdorf AG	3,049	328,120
Dabur India Ltd.	13,803	64,451

	Number of Shares	Fair Value
Godrej Consumer Products Ltd.	9,418	$132,525
Hengan International Group Company Ltd.	19,500	180,502
Kao Corp.	15,800	929,205
Kose Corp.	900	103,061
L’Oreal S.A.	8,011	1,703,761
LG Household & Health Care Ltd.	277	226,369
Marico Ltd.	10,808	51,417
Natura Cosmeticos S.A.	7,200	71,018
Pola Orbis Holdings Inc.	3,600	108,897
Shiseido Company Ltd.	12,000	479,936
Unilever N.V.	50,965	3,014,950
Unilever PLC	39,869	2,310,243
		10,070,612
Pharmaceuticals – 1.6%
Aspen Pharmacare Holdings Ltd.	11,107	249,730
Astellas Pharma Inc.	66,500	845,687
AstraZeneca PLC	39,269	2,610,554
Aurobindo Pharma Ltd.	9,370	99,216
Bayer AG	25,885	3,528,322
Chugai Pharmaceutical Company Ltd.	6,700	277,964
Cipla Ltd.	12,861	115,399
CSPC Pharmaceutical Group Ltd.	134,000	224,400
Daiichi Sankyo Company Ltd.	18,100	408,100
Dr Reddy’s Laboratories Ltd.	3,837	136,794
Eisai Company Ltd.	8,500	436,157
Endo International PLC	1,576	13,498	(a)
GlaxoSmithKline PLC	153,290	3,061,271
Glenmark Pharmaceuticals Ltd.	5,757	52,731
Hanmi Pharm Company Ltd.	118	46,825	(a)
Hikma Pharmaceuticals PLC	5,414	87,963
Hisamitsu Pharmaceutical Company Inc.	2,400	115,133
Hypermarcas S.A.	12,800	130,301
Ipsen S.A.	1,211	160,988
Kalbe Farma Tbk PT	854,500	105,631
Kyowa Hakko Kirin Company Ltd.	8,000	136,028
Lupin Ltd.	9,440	146,543
Merck KGaA	3,996	444,629
Mitsubishi Tanabe Pharma Corp.	8,200	187,945
Novartis AG	69,769	5,977,522
Novo Nordisk A/S, Class B	58,099	2,778,134
Ono Pharmaceutical Company Ltd.	12,300	278,584
Orion Oyj, Class B	2,832	131,442
Otsuka Holdings Company Ltd.	11,900	472,659
Perrigo Company PLC	4,833	409,113
Piramal Enterprises Ltd.	2,159	86,676
Recordati S.p.A.	3,367	155,238
Richter Gedeon Nyrt	2,156	53,740
Roche Holding AG	22,034	5,629,191
Sanofi	35,499	3,525,639
Santen Pharmaceutical Company Ltd.	10,600	166,960
Shionogi & Company Ltd.	9,300	508,189
Sino Biopharmaceutical Ltd.	118,000	124,788
Sumitomo Dainippon Pharma Company Ltd.	6,100	79,336
Sun Pharmaceutical Industries Ltd.	33,128	255,231
Taisho Pharmaceutical Holdings Company Ltd.	1,300	98,627
Takeda Pharmaceutical Company Ltd.	22,500	1,242,082
Teva Pharmaceutical Industries Ltd.	13,271	232,015
Teva Pharmaceutical Industries Ltd. ADR	15,371	270,530
Theravance Biopharma Inc.	789	27,015	(a)
UCB S.A.	4,350	309,737
Valeant Pharmaceuticals International Inc.	11,948	170,815	(a)
Vifor Pharma AG	1,400	164,944
Yuhan Corp.	181	32,633
		36,802,649
Precious Metals & Minerals – 0.0%*
Anglo American Platinum Ltd.	1,523	38,914	(a)
Fresnillo PLC	8,137	153,384
Impala Platinum Holdings Ltd.	21,829	50,116	(a)
Industrias Penoles SAB de C.V.	2,630	65,508
		307,922

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Property & Casualty Insurance – 0.3%
Admiral Group PLC	6,199	$151,118
Argo Group International Holdings Ltd.	543	33,394
Aspen Insurance Holdings Ltd.	468	18,907
Chubb Ltd.	16,974	2,419,644
Direct Line Insurance Group PLC	40,658	198,339
Dongbu Insurance Company Ltd.	1,106	70,492
Global Indemnity Ltd.	165	6,996	(a)
Hyundai Marine & Fire Insurance Company Ltd.	1,762	69,689
Insurance Australia Group Ltd.	81,026	404,986
Intact Financial Corp.	3,974	327,510
James River Group Holdings Ltd.	417	17,297
MS&AD Insurance Group Holdings Inc.	15,200	489,225
PICC Property & Casualty Company Ltd., Class H	152,600	269,224
Qatar Insurance Co. SAQ	4,917	70,688
QBE Insurance Group Ltd.	43,777	343,840
RSA Insurance Group PLC	35,605	297,604
Samsung Fire & Marine Insurance Company Ltd.	977	238,844
Sompo Holdings Inc.	11,100	431,713
Suncorp Group Ltd.	42,400	434,162
The People’s Insurance Company Group of China Ltd., Class H	224,000	100,088
Tokio Marine Holdings Inc.	21,500	840,785
Tryg A/S	4,681	108,124
XL Group Ltd.	9,829	387,754
		7,730,423
Publishing – 0.0%*
Axel Springer SE	1,610	103,484
Lagardere SCA	4,450	149,012
Pearson PLC	26,187	215,019
Schibsted ASA, B Shares	3,679	86,888
Schibsted ASA, Class A	3,168	81,664
Singapore Press Holdings Ltd.	45,337	90,811
		726,878
Railroads – 0.3%
Aurizon Holdings Ltd.	71,287	274,083
BTS Group Holdings PCL NVDR	100,000	25,637
Canadian National Railway Co.	24,028	1,986,179
Canadian Pacific Railway Ltd.	4,692	786,271
Central Japan Railway Co.	4,600	806,272
Container Corporation of India Ltd.	1,518	31,295
East Japan Railway Co.	10,500	968,707
Hankyu Hanshin Holdings Inc.	7,000	265,535
Keikyu Corp.	7,000	141,847
Keio Corp.	3,400	140,150
Keisei Electric Railway Company Ltd.	5,000	138,365
Kintetsu Group Holdings Company Ltd.	6,100	226,789
Kyushu Railway Co.	5,000	148,581
MTR Corporation Ltd.	43,500	253,959
Nagoya Railroad Company Ltd.	6,400	137,762
Odakyu Electric Railway Company Ltd.	8,900	168,805
Tobu Railway Company Ltd.	6,400	175,685
Tokyu Corp.	15,500	219,353
West Japan Railway Co.	5,000	347,444
		7,242,719
Real Estate Development – 0.2%
Bumi Serpong Damai Tbk PT	185,500	24,377
China Evergrande Group	113,000	394,235	(a)
China Jinmao Holdings Group Ltd.	114,000	57,360
China Overseas Land & Investment Ltd.	118,000	383,730
China Resources Land Ltd.	89,777	274,709
China Vanke Company Ltd., Class H	49,400	162,544
CK Asset Holdings Ltd.	81,564	675,114
Country Garden Holdings Company Ltd.	181,333	288,342
Emaar Properties PJSC	105,792	244,558
Guangzhou R&F Properties Company Ltd., Class H	33,600	77,862
Highwealth Construction Corp.	23,400	31,060
IOI Properties Group Bhd	93,258	44,614
Lippo Karawaci Tbk PT	374,000	20,131

	Number of Shares	Fair Value
Longfor Properties Company Ltd.	50,000	$126,109
Ruentex Development Company Ltd.	33,448	30,664	(a)
Shimao Property Holdings Ltd.	51,500	111,694
Sino Land Company Ltd.	117,136	205,757
Sino-Ocean Group Holding Ltd.	104,500	69,705
SOHO China Ltd.	76,000	43,494	(a)
Sunac China Holdings Ltd.	51,000	233,430
		3,499,489
Real Estate Operating Companies – 0.1%
Aeon Mall Company Ltd.	4,000	71,177
BR Malls Participacoes S.A.	31,383	139,595
Central Pattana PCL NVDR	44,200	103,376
Deutsche Wohnen SE	10,724	455,390
First Capital Realty Inc.	5,563	87,538
Global Logistic Properties Ltd.	88,600	215,310
Hang Lung Group Ltd.	33,000	118,511
Hongkong Land Holdings Ltd.	36,000	259,200
Hulic Company Ltd.	10,000	97,988
Hysan Development Company Ltd.	26,000	122,332
Multiplan Empreendimentos Imobiliarios S.A.	3,375	78,241
SM Prime Holdings Inc.	245,000	166,148
Swire Properties Ltd.	30,800	104,498
Swiss Prime Site AG	2,533	227,881	(a)
Vonovia SE	14,516	617,789
		2,864,974
Real Estate Services – 0.0%*
Altisource Portfolio Solutions S.A.	231	5,976	(a)
Regional Banks – 0.1%
Bank of Queensland Ltd.	12,433	126,627
Bendigo & Adelaide Bank Ltd.	16,281	148,316
BNK Financial Group Inc.	7,204	62,898
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	58,305
Concordia Financial Group Ltd.	41,800	206,503
DGB Financial Group Inc.	3,207	29,400
First BanCorp	3,232	16,548	(a)
Fukuoka Financial Group Inc.	30,000	138,587
Kyushu Financial Group Inc.	14,200	87,295
Mebuki Financial Group Inc.	29,250	113,035
Resona Holdings Inc.	68,000	349,167
Seven Bank Ltd.	22,000	79,350
Shinsei Bank Ltd.	6,400	102,398
Suruga Bank Ltd.	4,900	105,605
The Bank of Kyoto Ltd.	1,600	81,304
The Chiba Bank Ltd.	20,000	143,029
The Chugoku Bank Ltd.	7,000	95,891
The Hachijuni Bank Ltd.	15,000	93,679
The Hiroshima Bank Ltd.	9,500	76,884
The Shizuoka Bank Ltd.	15,000	134,855
Yamaguchi Financial Group Inc.	8,000	93,599
		2,343,275
Reinsurance – 0.1%
Blue Capital Reinsurance Holdings Ltd.	114	1,875
Everest Re Group Ltd.	1,500	342,585
Hannover Rueck SE	1,797	216,584
Muenchener Rueckversicherungs-Gesellschaft AG	4,781	1,022,464
RenaissanceRe Holdings Ltd.	307	41,488
SCOR SE	5,925	248,486
Swiss Re AG	9,939	900,837
Third Point Reinsurance Ltd.	1,326	20,686	(a)
		2,795,005
Renewable Electricity – 0.0%*
China Longyuan Power Group Corporation Ltd., Class H	101,000	75,258
Engie Brasil Energia S.A.	6,100	69,907
Meridian Energy Ltd.	50,908	104,700
		249,865
Research & Consulting Services – 0.2%
Bureau Veritas S.A.	8,532	220,239
Experian PLC	28,847	580,152
IHS Markit Ltd.	11,700	515,736	(a)
Intertek Group PLC	5,415	361,944
RELX N.V.	30,239	643,831

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
RELX PLC	33,264	$730,571
SGS S.A.	183	439,344
Wolters Kluwer N.V.	10,259	474,151
		3,965,968
Residential REITs – 0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	44,453	(a)
Restaurants – 0.1%
Compass Group PLC	49,841	1,058,539
Domino’s Pizza Enterprises Ltd.	2,444	87,868
Jollibee Foods Corp.	15,290	73,381
McDonald’s Holdings Company Japan Ltd.	2,600	115,027
Restaurant Brands International Inc.	7,611	485,147
Sodexo SA	2,757	343,858
Whitbread PLC	6,332	319,934
		2,483,754
Retail REITs – 0.2%
CapitaLand Mall Trust	82,400	121,359
Hammerson PLC	28,353	204,274
Hyprop Investments Ltd.	6,628	51,895
Intu Properties PLC	36,016	111,380
Japan Retail Fund Investment Corp.	77	138,110
Klepierre S.A.	6,776	266,031
Link REIT	70,000	567,299
Resilient REIT Ltd.	11,324	111,609
RioCan Real Estate Investment Trust	5,179	99,095
Scentre Group	174,121	536,932
Smart Real Estate Investment Trust	2,900	68,265
The British Land Company PLC	34,223	276,410
Unibail-Rodamco SE	3,104	755,009
Vicinity Centres	96,787	202,011
Westfield Corp.	60,137	369,942
		3,879,621
Security & Alarm Services – 0.1%
G4S PLC	55,378	206,771
S-1 Corp.	405	31,541
Secom Company Ltd.	6,800	495,479
Securitas AB, Class B	11,896	198,793
Sohgo Security Services Company Ltd.	2,800	128,353
		1,060,937
Semiconductor Equipment – 0.1%
ASM Pacific Technology Ltd.	9,300	133,951
ASML Holding N.V.	11,865	2,020,560
Disco Corp.	900	183,014
GCL-Poly Energy Holdings Ltd.	394,000	53,975	(a)
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,g,**)
Tokyo Electron Ltd.	4,900	752,205
		3,143,705
Semiconductors – 0.6%
Advanced Semiconductor Engineering Inc.	155,716	190,511
Broadcom Ltd.	14,679	3,560,245
Hyundai Robotics Company Ltd.	245	91,125	(a)
Infineon Technologies AG	35,586	894,823
MediaTek Inc.	44,352	416,111
Novatek Microelectronics Corp.	22,000	82,707
NXP Semiconductors N.V.	9,900	1,119,591	(a)
Phison Electronics Corp.	5,000	59,359
Powertech Technology Inc.	27,000	77,820
Realtek Semiconductor Corp.	16,160	55,689
Rohm Company Ltd.	3,200	274,046
Semiconductor Manufacturing International Corp.	99,200	112,019	(a)
Siliconware Precision Industries Company Ltd.	76,848	122,910
SK Hynix Inc.	17,910	1,296,319
STMicroelectronics N.V.	21,872	423,280
Taiwan Semiconductor Manufacturing Company Ltd.	767,000	5,476,042
United Microelectronics Corp.	344,000	171,864
Vanguard International Semiconductor Corp.	19,000	32,769
		14,457,230

	Number of Shares	Fair Value
Silver – 0.0%*
Wheaton Precious Metals Corp.	14,644	$278,677
Soft Drinks – 0.1%
Arca Continental SAB de C.V.	14,500	99,396
Coca-Cola Amatil Ltd.	15,783	95,729
Coca-Cola Bottlers Japan Inc.	4,600	149,158
Coca-Cola European Partners PLC	7,546	316,468
Coca-Cola Femsa SAB de C.V., Class L	16,500	127,853
Coca-Cola HBC AG	5,186	175,684	(a)
Coca-Cola Icecek AS	2,227	23,322
Fomento Economico Mexicano SAB de C.V.	59,128	566,689
Suntory Beverage & Food Ltd.	3,900	173,580
		1,727,879
Specialized Finance – 0.0%*
Chailease Holding Company Ltd.	32,718	78,871
Element Fleet Management Corp.	14,500	107,244
Far East Horizon Ltd.	53,000	49,806
Mitsubishi UFJ Lease & Finance Company Ltd.	12,200	64,596
Power Finance Corporation Ltd.	21,642	40,388
		340,905
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	7,883	728,022
Asian Paints Ltd.	10,450	181,051
Chr Hansen Holding A/S	3,500	300,248
Covestro AG	3,210	276,076	(d)
Croda International PLC	3,878	197,347
EMS-Chemie Holding AG	297	197,673
Evonik Industries AG	5,869	209,676
Givaudan S.A.	281	611,892
Hitachi Chemical Company Ltd.	4,000	109,625
Johnson Matthey PLC	6,795	311,785
JSR Corp.	6,700	127,256
Kansai Paint Company Ltd.	6,000	150,953
Koninklijke DSM N.V.	5,476	448,370
Nippon Paint Holdings Company Ltd.	4,700	159,708
Nitto Denko Corp.	5,000	416,737
Novozymes A/S, Class B	6,768	347,388
Shin-Etsu Chemical Company Ltd.	12,200	1,090,321
Sika AG	65	484,007
Symrise AG	3,997	303,692
Umicore S.A.	3,425	283,392
		6,935,219
Specialty Stores – 0.0%*
Dufry AG	1,056	167,851	(a)
FF Group	1,860	40,438	(a)
Hotel Shilla Company Ltd.	1,000	50,814
JUMBO S.A.	4,127	68,256
		327,359
Steel – 0.2%
ArcelorMittal	20,645	532,672	(a)
BlueScope Steel Ltd.	18,441	158,733
China Steel Corp.	381,796	306,580
Cia Siderurgica Nacional S.A.	27,400	83,244	(a)
Eregli Demir ve Celik Fabrikalari TAS	38,107	82,834
Fortescue Metals Group Ltd.	55,018	221,893
Hitachi Metals Ltd.	8,000	111,296
Hyundai Steel Co.	2,772	127,788
JFE Holdings Inc.	15,900	310,401
JSW Steel Ltd.	28,960	110,152
Kobe Steel Ltd.	9,500	108,533
Maruichi Steel Tube Ltd.	2,400	69,826
Nippon Steel & Sumitomo Metal Corp.	24,000	550,828
POSCO	2,429	672,277
Severstal PJSC GDR	7,140	106,743
Tata Steel Ltd.	11,358	113,467
ThyssenKrupp AG	12,709	376,741
Vale S.A.	88,700	893,688
Voestalpine AG	3,277	167,147
		5,104,843
Systems Software – 0.0%*
Check Point Software Technologies Ltd.	3,980	453,800	(a)

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Oracle Corporation Japan	1,400	$109,945
Trend Micro Inc.	4,000	196,864
		760,609
Technology Distributors – 0.0%*
Synnex Technology International Corp.	50,400	60,499
WPG Holdings Ltd.	51,000	67,862
		128,361
Technology Hardware, Storage & Peripherals – 0.5%
Acer Inc.	102,084	51,002	(a)
Advantech Company Ltd.	12,093	86,139
Asustek Computer Inc.	26,000	213,923
BlackBerry Ltd.	17,699	197,418	(a)
Brother Industries Ltd.	6,800	158,152
Canon Inc.	32,900	1,123,800
Catcher Technology Company Ltd.	19,000	177,005
Chicony Electronics Company Ltd.	17,514	41,585
Compal Electronics Inc.	158,000	112,284
Foxconn Technology Company Ltd.	32,561	93,955
FUJIFILM Holdings Corp.	12,400	481,063
HTC Corp.	30,000	74,990	(a)
Inventec Corp.	80,000	59,095
Konica Minolta Inc.	16,700	137,083
Lenovo Group Ltd.	248,000	136,848
Lite-On Technology Corp.	84,669	120,900
NEC Corp.	7,600	205,925
Pegatron Corp.	59,000	153,123
Quanta Computer Inc.	79,000	181,843
Ricoh Company Ltd.	22,400	217,702
Samsung Electronics Company Ltd.	3,075	6,883,747
Seagate Technology PLC	9,795	324,900
Seiko Epson Corp.	8,200	198,362
Transcend Information Inc.	6,000	16,957
Wistron Corp.	92,479	73,955
		11,521,756
Textiles – 0.0%*
Eclat Textile Company Ltd.	5,304	64,455
Formosa Taffeta Company Ltd.	25,000	25,145
Ruentex Industries Ltd.	19,711	29,185	(a)
		118,785
Thrifts & Mortgage Finance – 0.1%
Essent Group Ltd.	1,506	60,993	(a)
Housing Development Finance Corporation Ltd.	47,459	1,265,779
Indiabulls Housing Finance Ltd.	9,083	167,803
LIC Housing Finance Ltd.	11,981	115,069
		1,609,644
Tires & Rubber – 0.1%
Bridgestone Corp.	20,100	911,745
Cheng Shin Rubber Industry Company Ltd.	65,550	131,212
Cie Generale des Etablissements Michelin	5,256	767,385
Hankook Tire Company Ltd.	2,917	153,319
Nokian Renkaat Oyj	3,864	171,894
Sumitomo Rubber Industries Ltd.	6,400	117,237
The Yokohama Rubber Company Ltd.	3,500	72,136
		2,324,928
Tobacco – 0.4%
British American Tobacco Malaysia Bhd	4,300	44,543
British American Tobacco PLC	59,935	3,756,838
British American Tobacco PLC ADR	12,124	757,144
Gudang Garam Tbk PT	18,500	90,378
Hanjaya Mandala Sampoerna Tbk PT	190,000	54,451
Imperial Brands PLC	30,313	1,294,915
ITC Ltd.	105,621	417,665
Japan Tobacco Inc.	34,600	1,133,610
KT&G Corp.	3,742	344,682
Swedish Match AB	6,585	230,489
		8,124,715
Trading Companies & Distributors – 0.3%
AerCap Holdings N.V.	4,234	216,400	(a)
Ashtead Group PLC	16,258	392,408
Brenntag AG	4,792	266,911
Bunzl PLC	10,462	318,204

	Number of Shares	Fair Value
Ferguson PLC	8,518	$559,523
Finning International Inc.	6,330	144,401
ITOCHU Corp.	47,400	776,069
Marubeni Corp.	52,900	361,157
MISUMI Group Inc.	8,200	215,845
Mitsubishi Corp.	46,900	1,089,743
Mitsui & Company Ltd.	52,600	777,096
Posco Daewoo Corp.	2,030	34,207
Rexel S.A.	10,874	188,201
SK Networks Company Ltd.	6,600	41,547
Sumitomo Corp.	36,200	520,497
Toyota Tsusho Corp.	6,800	223,213
Travis Perkins PLC	9,090	176,592
Triton International Ltd.	766	25,492	(a)
		6,327,506
Trucking – 0.0%*
ComfortDelGro Corporation Ltd.	50,000	76,586
DSV A/S	5,711	432,126
Localiza Rent a Car S.A.	5,402	98,557
Nippon Express Company Ltd.	2,300	149,771
		757,040
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A	77,578	49,430
Beijing Enterprises Water Group Ltd.	130,000	104,690	(a)
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	142,035
Consolidated Water Company Ltd.	301	3,853
Guangdong Investment Ltd.	92,000	131,215
Severn Trent PLC	7,131	207,897
United Utilities Group PLC	23,633	270,938
		910,058
Wireless Telecommunication Services – 0.6%
Advanced Info Service PCL NVDR	38,900	222,786
America Movil SAB de C.V., Class L	983,589	875,300
Axiata Group Bhd	98,222	121,891
Bharti Airtel Ltd.	29,526	176,039
China Mobile Ltd.	189,000	1,915,238
DiGi.Com Bhd	96,300	111,751
Empresa Nacional de Telecomunicaciones S.A.	4,152	43,004
Far EasTone Telecommunications Company Ltd.	32,000	76,085
Global Telecom Holding SAE	1,382	503	(a)
Globe Telecom Inc.	1,235	49,838
Idea Cellular Ltd.	24,304	28,817
KDDI Corp.	56,400	1,486,597
Maxis Bhd	88,900	122,112
Millicom International Cellular S.A.	2,635	173,518
Mobile TeleSystems PJSC ADR	13,956	145,701
MTN Group Ltd.	50,951	469,342
NTT DOCOMO Inc.	43,000	981,935
PLDT Inc.	3,770	123,788
Rogers Communications Inc., Class B	10,999	565,846
Sistema PJSC FC GDR GDR	8,110	38,928
SK Telecom Company Ltd.	72	16,030
SoftBank Group Corp.	25,600	2,065,921
StarHub Ltd.	26,000	49,781
Taiwan Mobile Company Ltd.	43,000	153,146
Tele2 AB, Class B	11,746	134,119
TIM Participacoes S.A.	31,600	115,385
Turkcell Iletisim Hizmetleri AS	31,681	113,054
Vodacom Group Ltd.	9,090	108,481
Vodafone Group PLC	825,971	2,313,846
XL Axiata Tbk PT	93,500	25,963	(a)
		12,824,745
Total Common Stock (Cost $564,178,490)		661,333,926

Preferred Stock – 0.4%

Auto Parts & Equipment – 0.0%*
Schaeffler AG	6,455	104,164
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	1,658	147,751
Hyundai Motor Co.	666	54,427

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Hyundai Motor Co.	1,448	$129,585
Porsche Automobil Holding SE	5,309	339,547
Volkswagen AG	5,740	936,444
Total Automobile Manufacturers (Cost $1,817,271)		1,607,754

Commodity Chemicals – 0.0%*
Braskem S.A., Class A	6,100	81,825
FUCHS PETROLUB SE	2,446	144,843
LG Chem Ltd.	274	60,644
		287,312
Diversified Banks – 0.2%
Banco Bradesco S.A.	96,254	1,066,564
Bancolombia S.A.	12,485	143,610
Grupo Aval Acciones y Valores S.A.	128,800	58,331
Itau Unibanco Holding S.A.	102,897	1,410,172
Itausa - Investimentos Itau S.A.	118,910	414,643
		3,093,320
Electric Utilities – 0.0%*
Centrais Eletricas Brasileiras S.A., Class B	8,100	58,103
Cia Energetica de Minas Gerais	28,508	71,920
Cia Paranaense de Energia, Class B	3,900	34,806
		164,829
Fertilizers & Agricultural Chemicals – 0.0%*
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	183,898
General Merchandise Stores – 0.0%*
Lojas Americanas S.A.	26,586	161,795
Household Products – 0.0%*
Henkel AG & Company KGaA	5,494	747,900
Hypermarkets & Super Centers – 0.0%*
Cia Brasileira de Distribuicao	4,800	113,811	(a)
Integrated Oil & Gas – 0.0%*
Petroleo Brasileiro S.A.	117,938	570,460	(a)
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.	11,900	189,872
Multi-Sector Holdings – 0.0%*
Grupo de Inversiones Suramericana S.A.	3,183	43,549
Paper Products – 0.0%*
Suzano Papel e Celulose S.A., Class A	9,200	53,254
Soft Drinks – 0.0%*
Embotelladora Andina S.A., Class B	7,865	36,813
Steel – 0.0%*
Gerdau S.A.	34,600	120,761
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.	553	995,579
Total Preferred Stock (Cost $8,545,456)		8,475,071

Rights – 0.0%*
Construction & Engineering – 0.0%*
China State Construction International Holdings Ltd.	8,250	53	(a,g)
Office REITs – 0.0%*
CapitaLand Commercial Trust	9,014	1,938	(a,g)
Total Rights (Cost $0)		1,991

Total Foreign Equity (Cost $572,723,946)		669,810,988

		Principal Amount	Fair Value
Bonds and Notes – 28.6%

U.S. Treasuries – 10.2%
U.S. Treasury Bonds
2.25%	08/15/46	$1,100,000	967,593
2.50%	02/15/45 - 05/15/46	4,510,000	4,197,884
2.75%	11/15/42	650,000	641,966
2.88%	08/15/45 - 11/15/46	1,800,000	1,808,900

		Principal Amount	Fair Value
3.00%	05/15/42 - 05/15/47	$14,300,000	$14,756,574
3.13%	08/15/44	2,000,000	2,110,640
3.38%	05/15/44	2,900,000	3,198,178
3.63%	08/15/43 - 02/15/44	1,740,000	1,999,581
3.75%	11/15/43	1,400,000	1,641,654
4.38%	02/15/38 - 11/15/39	1,000,000	1,272,035
4.50%	02/15/36	2,000,000	2,572,740
4.63%	02/15/40	500,000	658,335
5.25%	02/15/29	200,000	257,562
5.50%	08/15/28	1,450,000	1,889,060
6.00%	02/15/26	1,827,000	2,353,304
6.38%	08/15/27	200,000	272,182
7.63%	11/15/22 - 02/15/25	500,000	657,858
7.88%	02/15/21	2,000,000	2,404,660
8.75%	05/15/20	3,000,000	3,557,580
9.00%	11/15/18	3,000,000	3,257,190
U.S. Treasury Notes
1.00%	10/15/19	3,500,000	3,466,085
1.13%	01/31/19 - 09/30/21	19,000,000	18,755,988
1.25%	10/31/18 - 10/31/21	15,500,000	15,368,640
1.38%	11/30/18 - 05/31/21	14,500,000	14,415,986
1.50%	11/30/19 - 08/15/26	14,400,000	14,271,428
1.63%	04/30/19 - 05/15/26	19,240,000	18,949,499
1.75%	10/31/20 - 09/30/22	15,600,000	15,587,980
1.88%	01/31/22 - 07/31/22	12,000,000	11,994,780
2.00%	07/31/20 - 11/15/26	28,844,000	28,751,063
2.13%	08/31/20 - 11/30/23	9,600,000	9,694,785
2.25%	03/31/21 - 02/15/27	11,190,000	11,247,171
2.38%	12/31/20 - 05/15/27	11,000,000	11,139,380
2.50%	05/15/24	2,500,000	2,557,275
2.63%	08/15/20 - 11/15/20	3,885,000	3,998,087
3.13%	05/15/21	4,000,000	4,195,040
3.63%	02/15/21	700,000	744,450
			235,613,113
Agency Mortgage Backed – 8.6%
Federal Home Loan Banks
1.25%	01/16/19	1,800,000	1,795,014
1.38%	05/28/19 - 11/15/19	2,020,000	2,014,025
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	1,137,000	1,107,142
1.25%	10/02/19	1,500,000	1,490,445
2.38%	01/13/22	2,100,000	2,138,094
2.50%	07/01/28 - 02/01/32	3,979,452	4,017,363
2.51%	11/25/22	300,000	302,396
3.00%	05/01/30 - 03/01/47	15,176,178	15,363,360
3.50%	03/01/26 - 03/01/47	11,768,403	12,157,694
4.00%	06/01/42 - 08/01/47	7,270,759	7,665,955
4.50%	05/01/42 - 01/01/45	102,323	110,002
5.00%	12/01/22 - 06/01/41	2,380,513	2,558,296
5.50%	01/01/38 - 04/01/39	461,332	511,428
6.00%	06/01/37 - 11/01/37	437,688	490,047
6.25%	07/15/32	250,000	351,955
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR
1.73%	06/01/43	177,077	181,610	(e)
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR
2.52%	08/01/43	246,200	248,831	(e)
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR
2.46%	05/01/43	615,039	621,617	(e)
Federal National Mortgage Assoc.
1.50%	07/30/20	500,000	497,415
1.88%	09/24/26	1,000,000	950,900
2.13%	04/24/26	700,000	682,500
2.50%	02/01/28 - 11/01/31	6,517,863	6,581,548
2.68%	05/25/21	100,000	101,684	(e)
3.00%	01/01/28 - 05/01/47	28,784,284	29,115,457
3.50%	01/01/27 - 02/01/47	26,561,315	27,472,545
4.00%	10/01/41 - 03/01/47	12,873,123	13,578,036
4.50%	11/01/18 - 03/01/46	8,459,051	9,108,412
5.00%	12/01/39 - 06/01/41	2,114,671	2,312,555
5.50%	12/01/35 - 04/01/38	3,013,083	3,357,684
6.00%	03/01/34 - 08/01/37	2,086,287	2,332,707
6.63%	11/15/30	100,000	141,859
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR
1.87%	04/01/43	308,525	316,915	(e)
Government National Mortgage Assoc.
2.50%	05/20/45	297,448	292,463

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
3.00%	10/15/42 - 06/20/47	$14,936,609	$15,171,184
3.50%	03/20/45 - 05/20/47	18,974,741	19,747,591
4.00%	12/20/40 - 09/20/47	9,133,440	9,665,717
4.50%	05/20/40	1,628,402	1,749,301
5.00%	08/15/41	2,541,320	2,792,989
			199,094,736
U.S. Government Sponsored Agency – 0.0%*
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,047,180
Total Bonds and Notes (Cost $658,046,678)			663,409,027

Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	603,349
2.60%	10/25/23	116,289	117,941
2.75%	01/25/26	300,000	300,022
2.79%	10/25/20	29,550	29,838
2.87%	12/25/21	800,000	820,605
3.06%	07/25/23	600,000	619,975	(e)
3.30%	04/25/23	100,000	104,530	(e)
3.39%	03/25/24	200,000	210,180
3.40%	07/25/19	74,901	75,925
3.49%	01/25/24	300,000	316,882
3.53%	07/25/23	800,000	846,054	(e)
3.97%	01/25/21	200,000	211,212	(e)
4.25%	01/25/20	100,000	104,566
4.33%	10/25/20	450,000	477,460	(e)
5.09%	03/25/19	100,000	102,981
Federal National Mortgage Assoc.
2.78%	06/25/21	420,689	428,778	(e)
			5,370,298
Asset Backed – 0.2%
American Express Credit Account Master Trust
1.93%	09/15/22	500,000	500,666
Chase Issuance Trust 2016-A5
1.27%	07/15/21	500,000	495,518
Citibank Credit Card Issuance Trust
1.92%	04/07/22	500,000	500,223
Discover Card Execution Note Trust 2015-A2
1.90%	10/17/22	1,000,000	999,917
Ford Credit Auto Owner Trust 2016-C
1.22%	03/15/21	1,000,000	991,966
Nissan Auto Receivables 2016-B Owner Trust
1.32%	01/15/21	510,000	507,614
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	99,887
			4,095,791
Corporate Notes – 8.4%
21st Century Fox America Inc.
3.38%	11/15/26	200,000	200,054
4.75%	11/15/46	200,000	213,996
6.65%	11/15/37	279,000	367,468
3M Co.
3.00%	08/07/25	250,000	253,738
Abbott Laboratories
2.55%	03/15/22	230,000	229,754
2.90%	11/30/21	200,000	203,292
3.75%	11/30/26	200,000	205,274
4.75%	11/30/36	200,000	220,738
4.90%	11/30/46	200,000	223,214
AbbVie Inc.
2.30%	05/14/21	200,000	199,866
4.30%	05/14/36	200,000	210,270
4.40%	11/06/42	250,000	260,998
4.50%	05/14/35	70,000	75,364
4.70%	05/14/45	250,000	272,735
Actavis Inc.
3.25%	10/01/22	500,000	513,155
Adobe Systems Inc.
3.25%	02/01/25	70,000	71,847
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	500,000	519,985
Aetna Inc.
2.75%	11/15/22	500,000	503,795
Aflac Inc.
3.63%	11/15/24	250,000	263,613
African Development Bank
1.00%	11/02/18	500,000	497,140
Agrium Inc.
6.75%	01/15/19	300,000	316,461

		Principal Amount	Fair Value
Air Lease Corp.
3.88%	04/01/21	$200,000	$208,742
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	204,362
Allergan Funding SCS
4.75%	03/15/45	350,000	379,778
Alphabet Inc.
3.38%	02/25/24	225,000	236,363
Altria Group Inc.
2.63%	09/16/26	200,000	192,256
4.25%	08/09/42	413,000	424,998
5.38%	01/31/44	70,000	84,240
Amazon.com Inc.
1.90%	08/21/20	100,000	100,255	(d)
3.15%	08/22/27	100,000	100,690	(d)
3.88%	08/22/37	100,000	101,785	(d)
4.25%	08/22/57	100,000	102,588	(d)
4.80%	12/05/34	250,000	283,517
America Movil SAB de C.V.
3.13%	07/16/22	500,000	512,430
American Express Co.
3.63%	12/05/24	250,000	258,128
American Express Credit Corp.
1.88%	05/03/19	200,000	200,182
American Honda Finance Corp.
2.15%	03/13/20	200,000	200,922
American International Group Inc.
4.50%	07/16/44	250,000	260,940
4.88%	06/01/22	500,000	549,005
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	517,515
Amgen Inc.
4.66%	06/15/51	455,000	498,644
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	513,635
Analog Devices Inc.
2.50%	12/05/21	200,000	200,416
3.50%	12/05/26	200,000	202,414
Andeavor
4.75%	12/15/23	50,000	53,956	(d)
5.13%	12/15/26	50,000	54,760	(d)
Anheuser-Busch InBev Finance Inc.
2.15%	02/01/19	200,000	201,090
2.65%	02/01/21	200,000	203,208
3.65%	02/01/26	200,000	206,892
3.70%	02/01/24	500,000	525,105
4.90%	02/01/46	420,000	477,149
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	898,975
7.75%	01/15/19	200,000	214,810
Anthem Inc.
3.30%	01/15/23	500,000	514,590
3.70%	08/15/21	237,000	247,129
Apache Corp.
5.10%	09/01/40	250,000	262,310
Apple Inc.
1.10%	08/02/19	250,000	247,743
1.70%	02/22/19	200,000	200,442
2.25%	02/23/21	200,000	201,542
2.50%	02/09/22	300,000	303,975
3.25%	02/23/26	160,000	164,323
4.38%	05/13/45	465,000	506,650
4.50%	02/23/36	300,000	337,149
4.65%	02/23/46	185,000	209,559
Applied Materials Inc.
3.90%	10/01/25	160,000	170,854
Arch Capital Finance LLC
4.01%	12/15/26	100,000	104,081
5.03%	12/15/46	200,000	223,714
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	380,774
Arrow Electronics Inc.
4.00%	04/01/25	40,000	40,796
Asian Development Bank
0.88%	10/05/18	400,000	397,488
1.38%	01/15/19	800,000	798,216

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
1.75%	01/10/20	$200,000	$200,324
2.13%	03/19/25	500,000	492,060
AstraZeneca PLC
6.45%	09/15/37	250,000	334,248
AT&T Inc.
2.30%	03/11/19	200,000	201,010
2.38%	11/27/18	300,000	301,908
2.45%	06/30/20	200,000	201,458
2.80%	02/17/21	200,000	202,252
3.60%	02/17/23	500,000	515,180
3.90%	08/14/27	200,000	200,332
4.35%	06/15/45	450,000	410,486
4.50%	05/15/35 - 03/09/48	395,000	370,186
4.75%	05/15/46	250,000	240,288
4.90%	08/14/37	200,000	202,186
5.15%	03/15/42	250,000	255,978
5.55%	08/15/41	454,000	489,707
Australia & New Zealand Banking Group Ltd.
2.05%	09/23/19	200,000	200,344
3.70%	11/16/25	250,000	265,030
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	117,666
AXA S.A.
8.60%	12/15/30	100,000	143,602
Banco Santander S.A.
4.25%	04/11/27	300,000	311,241
Bank of America Corp.
2.15%	11/09/20	200,000	199,344
3.50%	04/19/26	145,000	147,301
3.88%	08/01/25	250,000	262,143
3.95%	04/21/25	155,000	159,648
4.00%	04/01/24	350,000	370,020
4.13%	01/22/24	500,000	532,590
4.18%	11/25/27	200,000	207,146
5.70%	01/24/22	1,071,000	1,203,697
6.11%	01/29/37	250,000	311,173
Bank of Montreal
2.10%	12/12/19	200,000	200,734
Barclays PLC
3.65%	03/16/25	500,000	501,040
4.84%	05/09/28	200,000	207,268
BAT Capital Corp.
2.30%	08/14/20	100,000	100,435	(d)
2.76%	08/15/22	100,000	100,577	(d)
3.22%	08/15/24	100,000	100,399	(d)
3.56%	08/15/27	100,000	100,842	(d)
4.39%	08/15/37	100,000	102,537	(d)
Baxalta Inc.
4.00%	06/23/25	100,000	104,789
Baxter International Inc.
2.60%	08/15/26	230,000	219,425
Becton Dickinson and Co.
3.70%	06/06/27	200,000	202,282
3.73%	12/15/24	50,000	51,312
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	149,747
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	643,110
Berkshire Hathaway Finance Corp.
1.30%	08/15/19	350,000	347,501
3.00%	05/15/22	200,000	206,470
Biogen Inc.
4.05%	09/15/25	80,000	85,396
5.20%	09/15/45	150,000	173,747
BNP Paribas S.A.
2.40%	12/12/18	250,000	251,850
Boeing Capital Corp.
4.70%	10/27/19	250,000	264,562
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	263,377
Boston Scientific Corp.
2.65%	10/01/18	200,000	201,078
4.13%	10/01/23	100,000	105,608
BP Capital Markets PLC
2.32%	02/13/20	250,000	252,455
2.50%	11/06/22	500,000	498,765

		Principal Amount	Fair Value
2.52%	01/15/20	$115,000	$116,604
3.06%	03/17/22	210,000	215,414
3.22%	11/28/23	200,000	204,698
BPCE S.A.
4.00%	04/15/24	250,000	265,833
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	100,380
2.63%	01/15/22	100,000	101,463
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	493,390
British Telecommunications PLC
9.13%	12/15/30	250,000	377,715
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	400,000	401,928	(d)
3.00%	01/15/22	100,000	101,720	(d)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	79,330
Buckeye Partners LP
4.15%	07/01/23	250,000	258,390
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	635,720
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	100,015
Canadian National Railway Co.
2.95%	11/21/24	305,000	309,578
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	254,420
3.85%	06/01/27	100,000	100,952
3.90%	02/01/25	250,000	255,955
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	248,410
Capital One Bank USA NA
2.30%	06/05/19	250,000	250,740
Capital One Financial Corp.
2.50%	05/12/20	200,000	201,058
3.75%	07/28/26 - 03/09/27	430,000	430,890
4.20%	10/29/25	90,000	92,433
Cardinal Health Inc.
3.20%	03/15/23	500,000	509,490
Caterpillar Financial Services Corp.
2.10%	01/10/20	100,000	100,522
3.25%	12/01/24	350,000	359,691
CBL & Associates LP
5.95%	12/15/26	200,000	202,478
CBS Corp.
3.38%	03/01/22	250,000	258,738
4.00%	01/15/26	250,000	259,045
Celgene Corp.
5.00%	08/15/45	150,000	171,341
5.25%	08/15/43	220,000	256,203
Cenovus Energy Inc.
3.00%	08/15/22	35,000	34,388
4.25%	04/15/27	200,000	198,302	(d)
4.45%	09/15/42	75,000	65,719
5.70%	10/15/19	50,000	52,906
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	281,572
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	200,000	205,361
4.46%	07/23/22	200,000	211,514
4.91%	07/23/25	235,000	251,443
6.48%	10/23/45	250,000	293,148
Chevron Corp.
2.19%	11/15/19	55,000	55,487
2.41%	03/03/22	145,000	146,047
2.43%	06/24/20	75,000	76,110
2.90%	03/03/24	300,000	304,518
2.95%	05/16/26	100,000	99,857
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	251,522
4.35%	11/03/45	200,000	220,588
Cintas Corporation No. 2
3.70%	04/01/27	200,000	208,916
Cisco Systems Inc.
2.13%	03/01/19	200,000	201,516
2.90%	03/04/21	125,000	128,485

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
5.90%	02/15/39	$500,000	$657,370
Citigroup Inc.
2.45%	01/10/20	100,000	100,592
2.65%	10/26/20	750,000	757,755
2.90%	12/08/21	200,000	202,420
3.88%	03/26/25	250,000	255,862
4.30%	11/20/26	200,000	208,862
4.45%	09/29/27	250,000	263,840
4.75%	05/18/46	200,000	217,506
5.88%	01/30/42	272,000	349,468
6.13%	08/25/36	255,000	315,537
CME Group Inc.
3.00%	03/15/25	250,000	253,027
CNA Financial Corp.
5.88%	08/15/20	581,000	634,034
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	259,307
Comcast Corp.
3.15%	02/15/28	200,000	199,026
4.00%	08/15/47	200,000	203,292
4.25%	01/15/33	500,000	537,045
5.15%	03/01/20	300,000	322,623
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	352,737
Commonwealth Edison Co.
4.60%	08/15/43	250,000	280,902
4.70%	01/15/44	175,000	200,349
Compass Bank
3.88%	04/10/25	250,000	249,422
ConocoPhillips
6.50%	02/01/39	500,000	669,440
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	200,000	204,970
3.95%	03/01/43	250,000	256,218
Constellation Brands Inc.
3.50%	05/09/27	100,000	100,989
3.88%	11/15/19	15,000	15,566
4.75%	11/15/24	200,000	219,888
6.00%	05/01/22	220,000	251,575
Cooperatieve Rabobank UA
2.25%	01/14/19	250,000	251,772
2.50%	01/19/21	250,000	252,520
2.75%	01/10/22	100,000	101,522
3.95%	11/09/22	500,000	525,030
4.63%	12/01/23	250,000	269,328
Corning Inc.
2.90%	05/15/22	255,000	257,644
Corporation Andina de Fomento
2.13%	09/27/21	300,000	297,573
4.38%	06/15/22	250,000	269,992
Costco Wholesale Corp.
2.25%	02/15/22	85,000	85,085
3.00%	05/18/27	100,000	100,011
Credit Suisse AG
2.30%	05/28/19	350,000	352,230
3.63%	09/09/24	250,000	259,700
5.30%	08/13/19	500,000	529,800
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	279,735
CSX Corp.
2.60%	11/01/26	200,000	191,116
4.10%	03/15/44	318,000	318,404
CVS Health Corp.
2.25%	12/05/18	200,000	200,966
2.75%	12/01/22	500,000	502,350
3.38%	08/12/24	250,000	255,530
Deere & Co.
3.90%	06/09/42	171,000	177,071
Dell International LLC/EMC Corp.
3.48%	06/01/19	200,000	203,900	(d)
6.02%	06/15/26	190,000	210,780	(d)
8.10%	07/15/36	200,000	249,938	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	200,000	209,302
Delphi Corp.
4.15%	03/15/24	150,000	158,969

		Principal Amount	Fair Value
Deutsche Bank AG
2.95%	08/20/20	$250,000	$252,545
3.38%	05/12/21	250,000	254,672
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	367,790
Devon Energy Corp.
3.25%	05/15/22	500,000	505,830
5.00%	06/15/45	100,000	105,354
Diageo Investment Corp.
2.88%	05/11/22	500,000	512,440
Discover Bank
4.20%	08/08/23	350,000	371,353
Discovery Communications LLC
3.25%	04/01/23	325,000	326,466
3.45%	03/15/25	135,000	133,065
Dominion Energy Inc.
2.58%	07/01/20	100,000	100,601
Dr Pepper Snapple Group Inc.
3.13%	12/15/23	200,000	203,612
3.43%	06/15/27	200,000	201,158
DTE Electric Co.
3.70%	03/15/45	145,000	144,175
DTE Energy Co.
3.85%	12/01/23	250,000	261,658
Duke Energy Corp.
3.05%	08/15/22	539,000	548,896
Duke Energy Florida LLC
3.20%	01/15/27	300,000	303,468
3.40%	10/01/46	400,000	377,440
Eaton Vance Corp.
3.50%	04/06/27	300,000	304,779
eBay Inc.
3.80%	03/09/22	145,000	152,032
Ecolab Inc.
2.38%	08/10/22	100,000	99,868
Ecopetrol S.A.
4.13%	01/16/25	250,000	250,457
7.63%	07/23/19	345,000	378,475
EI du Pont de Nemours & Co.
2.20%	05/01/20	100,000	100,577
Eli Lilly & Co.
2.75%	06/01/25	45,000	44,993
Emera US Finance LP
3.55%	06/15/26	60,000	60,392
Emerson Electric Co.
2.63%	02/15/23	500,000	502,805
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	142,055
Enbridge Inc.
3.50%	06/10/24	65,000	65,835
Energy Transfer LP
6.50%	02/01/42	250,000	283,412
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	154,577
Entergy Louisiana LLC
4.05%	09/01/23	250,000	267,588
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	35,998
3.90%	02/15/24	175,000	183,627
4.45%	02/15/43	442,000	449,103
EOG Resources Inc.
2.45%	04/01/20	175,000	176,524
3.15%	04/01/25	80,000	79,750
EQT Corp.
3.90%	10/01/27	50,000	50,030
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	254,293
Essex Portfolio LP
3.63%	05/01/27	300,000	301,794
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	196,224
1.63%	05/05/20	400,000	398,820
European Investment Bank
1.25%	05/15/19	300,000	298,377
1.38%	09/15/21	500,000	488,895
1.63%	12/15/20	1,000,000	993,130

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
3.25%	01/29/24	$1,000,000	$1,057,190
Eversource Energy
3.15%	01/15/25	125,000	125,419
Exelon Generation Company LLC
2.95%	01/15/20	250,000	254,440
Export-Import Bank of Korea
2.38%	08/12/19	500,000	500,810
Express Scripts Holding Co.
4.75%	11/15/21	474,000	515,238
Exxon Mobil Corp.
1.71%	03/01/19	200,000	200,210
2.71%	03/06/25	250,000	250,690
3.04%	03/01/26	50,000	50,898
3.18%	03/15/24	250,000	259,485
FedEx Corp.
4.75%	11/15/45	195,000	212,749
Fifth Third Bank
2.88%	10/01/21	230,000	234,533
FirstEnergy Corp.
4.25%	03/15/23	30,000	31,782
7.38%	11/15/31	55,000	73,025
Florida Power & Light Co.
4.13%	02/01/42	500,000	537,065
FMS Wertmanagement AoeR
1.75%	01/24/20	200,000	200,138
2.00%	08/01/22	200,000	199,116
Ford Motor Co.
4.35%	12/08/26	200,000	207,926
4.75%	01/15/43	250,000	245,760
5.29%	12/08/46	300,000	313,629
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	250,665
2.60%	11/04/19	250,000	252,062
2.68%	01/09/20	100,000	100,940
3.22%	01/09/22	250,000	253,475
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	500,000	504,715
General Electric Co.
5.50%	01/08/20	500,000	540,125
6.75%	03/15/32	500,000	692,865
General Mills Inc.
3.65%	02/15/24	250,000	260,315
General Motors Co.
3.50%	10/02/18	200,000	203,230
5.20%	04/01/45	250,000	252,620
General Motors Financial Company Inc.
3.15%	01/15/20	150,000	152,780
3.45%	01/14/22	100,000	102,127
3.70%	05/09/23	200,000	204,126
4.35%	01/17/27	100,000	102,795
4.38%	09/25/21	100,000	106,014
5.25%	03/01/26	155,000	168,811
Georgia Power Co.
4.30%	03/15/42	472,000	492,910
Georgia-Pacific LLC
8.88%	05/15/31	150,000	231,686
Gilead Sciences Inc.
3.70%	04/01/24	500,000	527,505
4.80%	04/01/44	250,000	280,462
Great Plains Energy Inc.
4.85%	06/01/21	504,000	535,928
Halliburton Co.
3.50%	08/01/23	400,000	414,268
Harris Corp.
3.83%	04/27/25	250,000	259,762
4.85%	04/27/35	40,000	44,111
HCP Inc. (REIT)
2.63%	02/01/20	500,000	503,750
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	264,905
Honeywell International Inc.
3.35%	12/01/23	300,000	314,079
Hospitality Properties Trust
4.65%	03/15/24	250,000	261,592
HP Inc.
6.00%	09/15/41	262,000	280,041

		Principal Amount	Fair Value
HSBC Bank USA NA
5.88%	11/01/34	$500,000	$623,925
HSBC Finance Corp.
6.68%	01/15/21	73,000	82,549
HSBC Holdings PLC
3.90%	05/25/26	250,000	261,598
5.10%	04/05/21	1,000,000	1,086,870
HSBC USA Inc.
2.38%	11/13/19	350,000	352,905
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	256,157
Husky Energy Inc.
4.00%	04/15/24	100,000	102,464
Illinois Tool Works Inc.
2.65%	11/15/26	200,000	194,896
3.50%	03/01/24	250,000	261,842
ING Groep N.V.
3.95%	03/29/27	200,000	208,838
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	215,904
Intel Corp.
2.60%	05/19/26	250,000	244,110
4.10%	05/11/47	100,000	105,785
4.25%	12/15/42	186,000	201,228
Inter-American Development Bank
1.00%	05/13/19	800,000	792,784
1.25%	09/14/21	400,000	389,560
2.13%	01/15/25	500,000	493,710
2.38%	07/07/27	200,000	198,250
3.00%	02/21/24	500,000	521,610
International Bank for Reconstruction & Development
0.88%	08/15/19	500,000	493,275
1.88%	04/21/20	500,000	502,215
2.00%	01/26/22	500,000	499,830
2.25%	06/24/21	500,000	506,320
2.50%	07/29/25	500,000	504,265
International Business Machines Corp.
2.50%	01/27/22	300,000	303,225
4.00%	06/20/42	500,000	501,940
International Finance Corp.
2.13%	04/07/26	300,000	292,608
International Paper Co.
3.65%	06/15/24	500,000	518,145
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	204,254
Invesco Finance PLC
3.13%	11/30/22	500,000	510,250
Jabil Inc.
4.70%	09/15/22	223,000	237,966
Jefferies Group LLC
5.13%	01/20/23	250,000	273,025
John Deere Capital Corp.
1.65%	10/15/18	200,000	200,070
1.95%	12/13/18	500,000	501,780
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	425,000	428,360
4.38%	12/05/33	250,000	283,490
Johnson Controls International PLC
3.63%	07/02/24	80,000	83,102	(f)
JPMorgan Chase & Co.
2.25%	01/23/20	250,000	251,273
2.75%	06/23/20	250,000	254,525
2.97%	01/15/23	200,000	202,594
3.13%	01/23/25	250,000	251,542
3.25%	09/23/22	436,000	450,715
3.38%	05/01/23	250,000	255,298
4.50%	01/24/22	703,000	761,672
6.30%	04/23/19	600,000	640,122
6.40%	05/15/38	500,000	667,300
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	105,986
Kansas City Power & Light Co.
4.20%	06/15/47	200,000	206,456
Kellogg Co.
2.65%	12/01/23	200,000	198,400
KeyCorp

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
2.30%	12/13/18	$170,000	$170,916
2.90%	09/15/20	125,000	127,647
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	220,502
3.20%	07/30/46	125,000	113,231
Kinder Morgan Energy Partners LP
2.65%	02/01/19	440,000	443,357
5.00%	08/15/42	442,000	437,713
Kinder Morgan Inc.
4.30%	06/01/25	115,000	120,460
5.05%	02/15/46	150,000	154,068
5.30%	12/01/34	300,000	312,768
KLA-Tencor Corp.
4.65%	11/01/24	215,000	233,254
Koninklijke Philips N.V.
3.75%	03/15/22	250,000	263,405
Kraft Heinz Foods Co.
5.00%	06/04/42	300,000	320,577
5.20%	07/15/45	150,000	164,043
Kreditanstalt fuer Wiederaufbau
1.50%	02/06/19 - 06/15/21	700,000	692,471
1.63%	05/29/20	300,000	299,055
1.75%	03/31/20 - 09/15/21	700,000	698,043
2.00%	10/04/22 - 05/02/25	750,000	741,445
2.13%	03/07/22 - 06/15/22	600,000	601,966
L3 Technologies Inc.
3.85%	12/15/26	200,000	207,272
5.20%	10/15/19	300,000	318,438
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	209,706
Lam Research Corp.
3.80%	03/15/25	115,000	118,556
Lincoln National Corp.
3.63%	12/12/26	200,000	202,498
4.20%	03/15/22	317,000	336,438
Lloyds Bank PLC
2.70%	08/17/20	250,000	254,030
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	100,901
4.65%	03/24/26	250,000	263,900
Lockheed Martin Corp.
3.60%	03/01/35	55,000	54,340
4.25%	11/15/19	300,000	314,499
4.70%	05/15/46	250,000	279,855
Loews Corp.
2.63%	05/15/23	400,000	400,068
Lowe’s Companies Inc.
2.50%	04/15/26	230,000	220,340
3.12%	04/15/22	500,000	516,465
3.38%	09/15/25	30,000	30,899
4.05%	05/03/47	100,000	102,543
LYB International Finance II BV
3.50%	03/02/27	100,000	99,664
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	281,870
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	501,560
Masco Corp.
3.50%	04/01/21	60,000	61,500
4.38%	04/01/26	40,000	42,425
Mastercard Inc.
2.00%	11/21/21	200,000	198,936
2.95%	11/21/26	200,000	200,032
McDonald’s Corp.
1.88%	05/29/19	500,000	500,395
3.70%	02/15/42	250,000	236,798
McKesson Corp.
3.80%	03/15/24	250,000	262,660
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	118,444
Medtronic Inc.
3.63%	03/15/24	200,000	210,904
4.50%	03/15/42	250,000	277,113
4.63%	03/15/44 - 03/15/45	400,000	452,658
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	406,206

		Principal Amount	Fair Value
Merck & Company Inc.
2.40%	09/15/22	$878,000	$884,743
2.75%	02/10/25	70,000	70,213
MetLife Inc.
4.13%	08/13/42	250,000	255,630
6.50%	12/15/32	250,000	324,417
Microsoft Corp.
1.10%	08/08/19	200,000	198,238
1.30%	11/03/18	200,000	199,678
1.55%	08/08/21	300,000	294,507
2.40%	02/06/22 - 08/08/26	500,000	496,710
2.88%	02/06/24	300,000	306,297
3.45%	08/08/36	200,000	201,328
3.50%	02/12/35	65,000	66,230
3.75%	05/01/43	300,000	305,025
4.45%	11/03/45	425,000	479,714
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	250,000	240,680
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	92,533
Monsanto Co.
3.95%	04/15/45	150,000	143,492
4.20%	07/15/34	70,000	71,390
Moody’s Corp.
4.88%	02/15/24	250,000	276,345
Morgan Stanley
2.38%	07/23/19	350,000	352,243
2.63%	11/17/21	200,000	200,608
2.80%	06/16/20	230,000	233,733
3.13%	07/27/26	250,000	245,250
3.95%	04/23/27	250,000	254,702
4.00%	07/23/25	95,000	100,039
4.10%	05/22/23	250,000	261,725
4.35%	09/08/26	250,000	261,672
4.88%	11/01/22	250,000	270,858
5.50%	07/28/21	398,000	441,215
Motorola Solutions Inc.
3.50%	09/01/21	250,000	256,278
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	246,470
National Australia Bank Ltd.
2.13%	05/22/20	250,000	250,015
2.25%	01/10/20	100,000	100,354
2.80%	01/10/22	100,000	101,130
National Retail Properties Inc.
3.60%	12/15/26	200,000	198,310
NetApp Inc.
3.38%	06/15/21	210,000	215,418
Newmont Mining Corp.
3.50%	03/15/22	250,000	258,478
Nexen Energy ULC
6.40%	05/15/37	500,000	641,765
NIKE Inc.
2.38%	11/01/26	250,000	237,520
NiSource Finance Corp.
4.38%	05/15/47	100,000	105,036
Norfolk Southern Corp.
4.80%	08/15/43	250,000	282,695
Novartis Capital Corp.
2.40%	09/21/22	552,000	554,208
3.00%	11/20/25	250,000	254,610
NSTAR Electric Co.
3.20%	05/15/27	100,000	100,634
Occidental Petroleum Corp.
3.00%	02/15/27	200,000	197,746
3.40%	04/15/26	140,000	143,051
4.10%	02/15/47	200,000	204,840
Oesterreichische Kontrollbank AG
1.13%	04/26/19	200,000	198,336
1.75%	01/24/20	200,000	200,022
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	199,710
Omnicom Group Inc.
3.63%	05/01/22	500,000	521,210
ONEOK Partners LP
6.13%	02/01/41	312,000	356,123

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Oracle Corp.
1.90%	09/15/21	$200,000	$198,574
2.25%	10/08/19	250,000	252,838
2.65%	07/15/26	300,000	293,946
3.25%	05/15/30	250,000	252,875
3.63%	07/15/23	125,000	132,934
4.00%	07/15/46	200,000	206,806
4.30%	07/08/34	500,000	546,765
Orange S.A.
9.00%	03/01/31	250,000	378,618
Owens Corning
4.20%	12/15/22	250,000	264,920
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	796,567
PacifiCorp
6.25%	10/15/37	153,000	204,869
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	370,034
Pepsi-Cola Metropolitan Bottling Company Inc.
7.00%	03/01/29	150,000	202,968
PepsiCo Inc.
1.85%	04/30/20	250,000	250,137
2.75%	03/01/23	250,000	254,937
4.45%	04/14/46	250,000	277,300
Petroleos Mexicanos
4.50%	01/23/26	100,000	99,757
5.38%	03/13/22	300,000	320,475	(d)
5.50%	01/21/21 - 06/27/44	558,000	588,035
6.38%	01/23/45	250,000	255,147
6.50%	03/13/27	400,000	442,798	(d)
6.50%	06/02/41	167,000	174,194
6.75%	09/21/47	113,000	120,469
6.88%	08/04/26	250,000	284,640
Pfizer Inc.
1.70%	12/15/19	200,000	199,888
2.20%	12/15/21	200,000	201,196
3.00%	12/15/26	200,000	202,528
4.00%	12/15/36	100,000	107,418
4.13%	12/15/46	200,000	214,356
4.30%	06/15/43	350,000	381,542
Philip Morris International Inc.
2.00%	02/21/20	300,000	300,333
3.88%	08/21/42	442,000	434,066
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	501,590
4.50%	12/15/26	200,000	203,948
PNC Bank NA
1.70%	12/07/18	500,000	499,635
2.00%	05/19/20	200,000	199,784
2.55%	12/09/21	250,000	252,077
2.95%	02/23/25	400,000	400,292
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	255,333
4.00%	12/15/26	200,000	208,482
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	515,020
President & Fellows of Harvard College
3.15%	07/15/46	50,000	47,733
Principal Financial Group Inc.
3.40%	05/15/25	250,000	255,480
Prologis LP (REIT)
4.25%	08/15/23	250,000	271,500
Prudential Financial Inc.
5.63%	05/12/41	225,000	276,097
7.38%	06/15/19	350,000	381,615
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	496,755
Puget Energy Inc.
3.65%	05/15/25	300,000	305,739
QUALCOMM Inc.
1.85%	05/20/19	200,000	200,514
4.30%	05/20/47	100,000	102,416
4.65%	05/20/35	150,000	164,303
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	152,556
4.25%	04/01/24	250,000	267,270

		Principal Amount	Fair Value
Qwest Corp.
6.75%	12/01/21	$500,000	$548,255
Raytheon Co.
3.15%	12/15/24	90,000	92,389
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	542,455
Republic Services Inc.
5.50%	09/15/19	300,000	319,782
Reynolds American Inc.
4.45%	06/12/25	300,000	321,825
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	450,000	534,668
Rogers Communications Inc.
2.90%	11/15/26	200,000	193,172
3.00%	03/15/23	250,000	251,742
3.63%	12/15/25	60,000	61,400
Roper Technologies Inc.
3.80%	12/15/26	200,000	206,526
Royal Bank of Canada
2.15%	03/06/20	250,000	250,840
2.75%	02/01/22	400,000	407,644
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	204,508
S&P Global Inc.
4.40%	02/15/26	250,000	269,375
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	338,568
5.75%	05/15/24	135,000	150,183
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	526,685
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	150,693
Santander UK PLC
2.38%	03/16/20	250,000	251,893
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	255,338
Seagate HDD Cayman
3.75%	11/15/18	125,000	127,198
4.75%	06/01/23	250,000	253,210
Sempra Energy
4.05%	12/01/23	250,000	264,665
Shell International Finance BV
1.63%	11/10/18	200,000	200,100
2.00%	11/15/18	225,000	225,972
4.00%	05/10/46	250,000	253,368
4.13%	05/11/35	250,000	264,302
4.38%	03/25/20	500,000	529,510
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	147,819
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	623,652
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	172,929
Southern California Edison Co.
3.60%	02/01/45	425,000	420,163
Southern Copper Corp.
5.88%	04/23/45	255,000	292,625
Southwest Airlines Co.
3.00%	11/15/26	200,000	195,740
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	248,263
Spectra Energy Partners LP
3.50%	03/15/25	250,000	251,847
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	253,330
Statoil ASA
2.45%	01/17/23	750,000	749,662
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	251,562
Sumitomo Mitsui Financial Group Inc.
3.01%	10/19/26	500,000	489,065
Suncor Energy Inc.
6.85%	06/01/39	250,000	335,592
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	282,150

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
SunTrust Bank
2.25%	01/31/20	$100,000	$100,455
SunTrust Banks Inc.
2.35%	11/01/18	350,000	351,676
Svensk Exportkredit AB
1.75%	05/18/20	200,000	199,712
Target Corp.
4.00%	07/01/42	300,000	301,134
TC PipeLines LP
3.90%	05/25/27	100,000	100,316
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	254,793
Telefonica Emisiones SAU
5.88%	07/15/19	500,000	533,215
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	300,000	295,686
3.15%	10/01/26	300,000	276,819
Texas Instruments Inc.
1.75%	05/01/20	250,000	249,103
The Allstate Corp.
3.28%	12/15/26	100,000	101,645
4.20%	12/15/46	100,000	106,357
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	250,000	273,850	(e)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	502,600
2.80%	05/04/26	30,000	29,433
3.00%	02/24/25	105,000	105,479
The Bank of Nova Scotia
1.95%	01/15/19	250,000	250,762
2.05%	10/30/18	250,000	250,902
The Board of Trustees of The Leland Stanford Junior University
3.65%	05/01/48	200,000	206,996
The Boeing Co.
3.38%	06/15/46	150,000	142,308
The Clorox Co.
3.50%	12/15/24	250,000	258,520
The Coca-Cola Co.
2.45%	11/01/20	300,000	304,644
The Dow Chemical Co.
3.00%	11/15/22	437,000	446,186
4.38%	11/15/42	437,000	444,984
The Goldman Sachs Group Inc.
2.30%	12/13/19	200,000	200,890
2.75%	09/15/20	750,000	759,653
3.00%	04/26/22	100,000	101,127
3.50%	11/16/26	250,000	250,515
3.85%	07/08/24	250,000	260,410
5.75%	01/24/22	500,000	560,355
6.25%	02/01/41	350,000	465,129
6.75%	10/01/37	700,000	923,237
The Home Depot Inc.
2.13%	09/15/26	245,000	229,467
2.63%	06/01/22	190,000	192,960
4.20%	04/01/43	250,000	265,360
4.40%	04/01/21	500,000	536,380
The Kroger Co.
3.85%	08/01/23	500,000	519,300
The Priceline Group Inc.
2.75%	03/15/23	100,000	99,919
3.55%	03/15/28	100,000	100,085
The Procter & Gamble Co.
1.70%	11/03/21	200,000	197,734
2.45%	11/03/26	200,000	193,552
The Progressive Corp.
4.35%	04/25/44	100,000	108,969
The Sherwin-Williams Co.
2.75%	06/01/22	100,000	100,663
3.45%	06/01/27	100,000	100,817
3.95%	01/15/26	100,000	104,010
4.20%	01/15/22	100,000	105,954
4.50%	06/01/47	100,000	105,107
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	400,000	424,084	(e)
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	251,730

		Principal Amount	Fair Value
The Travelers Companies Inc.
4.00%	05/30/47	$200,000	$206,924
5.35%	11/01/40	150,000	185,715
The Walt Disney Co.
2.30%	02/12/21	130,000	131,097
3.00%	07/30/46	60,000	52,131
3.15%	09/17/25	165,000	168,942
The Western Union Co.
3.60%	03/15/22	300,000	304,404
The WhiteWave Foods Co.
5.38%	10/01/22	20,000	22,527
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	82,678
4.15%	02/01/24	25,000	26,644
Thomson Reuters Corp.
4.50%	05/23/43	150,000	151,134
Time Warner Cable LLC
4.50%	09/15/42	500,000	473,150
Time Warner Inc.
6.10%	07/15/40	650,000	758,758
Total Capital International S.A.
2.75%	06/19/21	250,000	255,570
Toyota Motor Credit Corp.
1.70%	01/09/19	200,000	200,050
1.95%	04/17/20	200,000	199,994
2.10%	01/17/19	200,000	200,988
2.60%	01/11/22	100,000	101,169
TransAlta Corp.
4.50%	11/15/22	373,000	380,281
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	513,180
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,422
Tyson Foods Inc.
2.65%	08/15/19	250,000	252,952
4.88%	08/15/34	70,000	77,263
U.S. Bancorp
2.63%	01/24/22	100,000	101,394
Unilever Capital Corp.
2.00%	07/28/26	250,000	230,770
2.20%	03/06/19	400,000	402,956
2.90%	05/05/27	100,000	98,792
Union Electric Co.
2.95%	06/15/27	200,000	198,150
3.65%	04/15/45	135,000	133,901
Union Pacific Corp.
3.00%	04/15/27	300,000	301,917
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	213,081	225,148
United Parcel Service Inc.
2.45%	10/01/22	625,000	629,756
United Technologies Corp.
4.50%	06/01/42	458,000	492,620
UnitedHealth Group Inc.
3.10%	03/15/26	350,000	353,822
3.45%	01/15/27	200,000	206,780
4.63%	07/15/35	45,000	51,390
6.88%	02/15/38	250,000	354,902
US Bank NA
2.80%	01/27/25	350,000	349,177
Vale Overseas Ltd.
6.88%	11/10/39	400,000	459,064
Valero Energy Corp.
6.63%	06/15/37	500,000	623,735
Valero Energy Partners LP
4.38%	12/15/26	200,000	206,224
VEREIT Operating Partnership LP
3.00%	02/06/19	30,000	30,269
4.13%	06/01/21	15,000	15,692
4.60%	02/06/24	20,000	21,061
4.88%	06/01/26	25,000	26,764
Verizon Communications Inc.
3.85%	11/01/42	436,000	385,511
4.40%	11/01/34	250,000	249,902
4.52%	09/15/48	150,000	145,293
4.81%	03/15/39	539,000	557,299

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
5.01%	04/15/49	$267,000	$273,897
5.15%	09/15/23	750,000	842,055
Viacom Inc.
3.25%	03/15/23	200,000	196,472
5.85%	09/01/43	100,000	102,658
Virginia Electric & Power Co.
4.65%	08/15/43	500,000	560,325
Visa Inc.
4.30%	12/14/45	350,000	386,508
Vodafone Group PLC
2.50%	09/26/22	376,000	376,996
4.38%	02/19/43	250,000	249,772
Wabtec Corp.
3.45%	11/15/26	200,000	196,692
Wal-Mart Stores Inc.
6.50%	08/15/37	700,000	974,925
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	54,722
4.50%	11/18/34	155,000	161,338
Waste Management Inc.
2.90%	09/15/22	500,000	508,615
Wells Fargo & Co.
2.15%	01/30/20	920,000	922,079
2.50%	03/04/21	240,000	241,690
4.13%	08/15/23	250,000	264,660
4.40%	06/14/46	250,000	259,525
4.65%	11/04/44	150,000	160,411
4.75%	12/07/46	200,000	219,270
5.61%	01/15/44	569,000	688,854
Wells Fargo Bank NA
2.15%	12/06/19	250,000	251,295
Western Gas Partners LP
5.45%	04/01/44	150,000	158,219
Westpac Banking Corp.
2.00%	08/19/21	500,000	493,345
2.80%	01/11/22	100,000	101,507
3.35%	03/08/27	200,000	203,390
Westpac Banking Corp. 2.24% + 5 Year US ISDA
4.32%	11/23/31	100,000	102,725	(e)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	138,463
Whirlpool Corp.
3.70%	05/01/25	250,000	258,680
Williams Partners LP
5.10%	09/15/45	150,000	157,665
5.80%	11/15/43	250,000	283,020
WPP Finance 2010
5.13%	09/07/42	191,000	199,068
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	253,738
Xcel Energy Inc.
3.30%	06/01/25	250,000	253,467
Zoetis Inc.
4.70%	02/01/43	250,000	278,075
			195,066,324
Non-Agency Collateralized Mortgage Obligations – 0.3%
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	838,010
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	473,360	490,567
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	214,176
COMM 2013-CR11 Mortgage Trust
4.72%	08/10/50	1,000,000	1,084,013	(e)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	786,586	(e)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	527,397
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	784,656	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	511,033
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	225,555	(e)

		Principal Amount	Fair Value
WF-RBS Commercial Mortgage Trust 2012-C10
3.24%	12/15/45	$1,200,000	$1,208,190
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	207,230
			6,877,413
Sovereign Bonds – 0.5%
Export Development Canada
1.63%	01/17/20	200,000	199,784
Government of Chile
3.63%	10/30/42	350,000	346,811
Government of Colombia
4.38%	07/12/21	300,000	319,545
5.00%	06/15/45	250,000	257,428
6.13%	01/18/41	250,000	294,695
Government of Hungary
5.38%	03/25/24	300,000	343,059
Government of Italy
5.38%	06/15/33	250,000	290,880
Government of Mexico
3.50%	01/21/21	250,000	261,987
4.35%	01/15/47	200,000	194,440
4.75%	03/08/44	702,000	723,067
5.75%	10/12/10	172,000	184,270
6.05%	01/11/40	130,000	155,956
Government of Panama
6.70%	01/26/36	250,000	330,880
Government of Peru
6.55%	03/14/37	297,000	400,133
7.35%	07/21/25	100,000	131,152
Government of Philippines
3.70%	03/01/41	200,000	199,910
4.00%	01/15/21	500,000	530,350
7.75%	01/14/31	500,000	727,940
Government of Poland
3.00%	03/17/23	147,000	150,421
3.25%	04/06/26	200,000	205,314
5.00%	03/23/22	500,000	552,660
6.38%	07/15/19	74,000	79,918
Government of Uruguay
4.50%	08/14/24	500,000	548,080
Iraq Government AID Bond
2.15%	01/18/22	280,000	281,739
Japan Bank for International Cooperation
1.50%	07/21/21	400,000	389,832
2.13%	07/21/20	400,000	400,632
2.88%	07/21/27	200,000	201,730
Province of Manitoba Canada
2.13%	05/04/22	200,000	198,816
Province of Ontario Canada
1.25%	06/17/19	500,000	495,795
1.63%	01/18/19	300,000	299,757
2.25%	05/18/22	200,000	200,314
Province of Quebec Canada
2.50%	04/20/26	500,000	495,305
2.75%	04/12/27	200,000	199,670
The Korea Development Bank
2.63%	02/27/22	400,000	397,068
			10,989,338
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	263,140
Bay Area Toll Authority
6.26%	04/01/49	100,000	143,829
Chicago Transit Authority
6.90%	12/01/40	75,000	98,009
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	227,220
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	90,167
6.00%	12/01/44	100,000	134,866
East Bay Municipal Utility District
5.87%	06/01/40	100,000	132,620
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	101,925
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	147,723

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
6.60%	07/01/50	$90,000	$136,489
Los Angeles Unified School District
5.76%	07/01/29	110,000	134,934
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	351,325
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	157,967
New York City Water & Sewer System
6.01%	06/15/42	250,000	340,897
North Texas Tollway Authority
6.72%	01/01/49	100,000	148,372
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	111,922
5.31%	08/01/46	200,000	220,416
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	138,413
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	192,972
State of California
5.70%	11/01/21	605,000	680,915
7.55%	04/01/39	200,000	306,720
State of Illinois
5.10%	06/01/33	250,000	252,825
State of Texas
5.52%	04/01/39	200,000	257,076
University of California
4.60%	05/15/31	100,000	111,614
4.77%	05/15/15	100,000	104,880
6.58%	05/15/49	100,000	138,696
University of Texas System
4.79%	08/15/46	100,000	120,730
			5,246,662
FNMA (TBA) – 0.0%*
Lehman
5.50%	TBA	378,353	8,172	(g,h)

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 3.2%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250)	2,022,863	75,493,247	(i)
Total Investments in Securities (Cost $1,798,468,782)		2,223,752,786

Short-Term Investments – 3.9%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $90,206,115)	90,206,115	90,206,115	(i,j)

Total Investments (Cost $1,888,674,897)		2,313,958,901

Other Assets and Liabilities, net – 0.2%		3,897,222

NET ASSETS – 100.0%		$2,317,856,123

Other Information:

The Fund had the following long futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation (Depreciation)
CME E-mini Russell 2000 Index Futures	December 2017	10	$698,358	$746,450	$44,796
MSCI EAFE Mini Index Futures	December 2017	1	97,537	98,920	1,383
MSCI Emerging Markets Index Futures	December 2017	153	8,397,377	8,333,145	(64,232)
S&P 500 Emini Index Futures	December 2017	41	5,061,848	5,158,005	96,157
S&P Mid 400 Emini Index Futures	December 2017	2	343,080	359,140	16,060

					$94,164

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(c)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to $6,193,151 or 0.27% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017.
(f)	Step coupon bond.
(g)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on Level 3 inputs.
(h)	Security is in default.
(i)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The Fund was invested in the following countries/territories at September 30, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	68.45%
Japan	4.63%
United Kingdom	3.90%
Canada	2.25%
France	2.14%
Germany	2.08%
Switzerland	1.97%
China	1.90%
Australia	1.47%
South Korea	1.03%
Netherlands	0.93%
Taiwan	0.76%
Hong Kong	0.72%
Spain	0.72%
Sweden	0.59%
Brazil	0.52%
India	0.52%
Supranational	0.50%
Ireland	0.49%
Italy	0.45%
Mexico	0.42%
South Africa	0.40%
Singapore	0.39%
Denmark	0.37%
Belgium	0.24%
Russian Federation	0.21%
Finland	0.20%
Norway	0.17%
Indonesia	0.16%
Malaysia	0.15%
Thailand	0.14%
Philippines	0.14%
Poland	0.12%
Chile	0.09%
Colombia	0.09%
Israel	0.08%
Turkey	0.07%
Austria	0.07%
Luxembourg	0.06%

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Bermuda	0.05%
United Arab Emirates	0.04%
Qatar	0.04%
Peru	0.04%
New Zealand	0.04%
Hungary	0.04%
Portugal	0.03%
Cayman Islands	0.03%
Uruguay	0.02%
Greece	0.02%
Panama	0.02%
Iraq	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Jordan	0.00%**
Malta	0.00%**
Puerto Rico	0.00%**
Jersey	0.00%**
Monaco	0.00%**
United States Virgin Islands	0.00%**

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2017 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.75%	4.01%	5.76%
Pharmaceuticals	1.64%	1.62%	3.26%
Exchange Traded Funds	3.26%	0.00%	3.26%
Internet Software & Services	1.64%	0.86%	2.50%
Integrated Oil & Gas	0.98%	1.14%	2.12%
Technology Hardware, Storage & Peripherals	1.41%	0.55%	1.96%
Semiconductors	0.95%	0.66%	1.61%
Biotechnology	1.09%	0.27%	1.36%
Integrated Telecommunication Services	0.72%	0.60%	1.32%
Systems Software	1.21%	0.05%	1.26%
Aerospace & Defense	0.84%	0.31%	1.15%
Industrial Conglomerates	0.74%	0.40%	1.14%
Electric Utilities	0.67%	0.46%	1.13%
Healthcare Equipment	0.74%	0.37%	1.11%
Packaged Foods & Meats	0.38%	0.72%	1.10%
Automobile Manufacturers	0.15%	0.87%	1.02%
Internet & Direct Marketing Retail	0.90%	0.10%	1.00%
Data Processing & Outsourced Services	0.89%	0.10%	0.99%
Life & Health Insurance	0.31%	0.68%	0.99%
Tobacco	0.46%	0.36%	0.82%
Household Products	0.59%	0.20%	0.79%
Industrial Machinery	0.28%	0.49%	0.77%
Regional Banks	0.44%	0.32%	0.76%
Oil & Gas Exploration & Production	0.50%	0.26%	0.76%
Multi-Sector Holdings	0.56%	0.14%	0.70%
Application Software	0.39%	0.29%	0.68%
IT Consulting & Other Services	0.34%	0.33%	0.67%
Soft Drinks	0.58%	0.08%	0.66%
Managed Healthcare	0.62%	0.01%	0.63%
Multi-Line Insurance	0.15%	0.48%	0.63%
Cable & Satellite	0.42%	0.20%	0.62%
Railroads	0.31%	0.31%	0.62%
Multi-Utilities	0.34%	0.25%	0.59%
Asset Management & Custody Banks	0.39%	0.17%	0.56%
Wireless Telecommunication Services	0.00%	0.56%	0.56%
Restaurants	0.41%	0.14%	0.55%
Property & Casualty Insurance	0.16%	0.37%	0.53%
Diversified Chemicals	0.27%	0.26%	0.53%
Specialty Chemicals	0.18%	0.34%	0.52%
Apparel, Accessories & Luxury Goods	0.10%	0.40%	0.50%
Movies & Entertainment	0.45%	0.04%	0.49%
Personal Products	0.05%	0.44%	0.49%
Diversified Metals & Mining	0.00%	0.47%	0.47%
Investment Banking & Brokerage	0.36%	0.09%	0.45%
Communications Equipment	0.33%	0.12%	0.45%
Financial Exchanges & Data	0.26%	0.17%	0.43%
Electrical Components & Equipment	0.18%	0.25%	0.43%

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

Industry	Domestic	Foreign	Total
Home Improvement Retail	0.41%	0.02%	0.43%
Hypermarkets & Super Centers	0.29%	0.13%	0.42%
Specialized REITs	0.42%	0.00%	0.42%
Oil & Gas Storage & Transportation	0.13%	0.24%	0.37%
Oil & Gas Refining & Marketing	0.17%	0.20%	0.37%
Retail REITs	0.17%	0.19%	0.36%
Trading Companies & Distributors	0.06%	0.29%	0.35%
Construction Machinery & Heavy Trucks	0.20%	0.15%	0.35%
Life Sciences Tools & Services	0.29%	0.06%	0.35%
Air Freight & Logistics	0.26%	0.08%	0.34%
Food Retail	0.03%	0.31%	0.34%
Electronic Components	0.08%	0.24%	0.32%
Semiconductor Equipment	0.17%	0.15%	0.32%
Auto Parts & Equipment	0.02%	0.30%	0.32%
Oil & Gas Equipment & Services	0.25%	0.07%	0.32%
Construction & Engineering	0.03%	0.28%	0.31%
Brewers	0.02%	0.29%	0.31%
Building Products	0.11%	0.20%	0.31%
Apparel Retail	0.15%	0.14%	0.29%
Consumer Finance	0.26%	0.03%	0.29%
Steel	0.03%	0.25%	0.28%
Diversified Real Estate Activities	0.00%	0.27%	0.27%
Commodity Chemicals	0.05%	0.21%	0.26%
Drug Retail	0.24%	0.02%	0.26%
Construction Materials	0.05%	0.21%	0.26%
Industrial Gases	0.11%	0.14%	0.25%
Research & Consulting Services	0.06%	0.19%	0.25%
Airlines	0.17%	0.07%	0.24%
Diversified Capital Markets	0.00%	0.24%	0.24%
Hotels, Resorts & Cruise Lines	0.16%	0.08%	0.24%
Distillers & Vintners	0.07%	0.17%	0.24%
Healthcare Services	0.12%	0.11%	0.23%
Home Entertainment Software	0.14%	0.08%	0.22%
Fertilizers & Agricultural Chemicals	0.12%	0.09%	0.21%
Electronic Equipment & Instruments	0.01%	0.18%	0.19%
Casinos & Gaming	0.05%	0.14%	0.19%
Insurance Brokers	0.09%	0.09%	0.18%
General Merchandise Stores	0.11%	0.06%	0.17%
Gold	0.03%	0.14%	0.17%
Residential REITs	0.16%	0.01%	0.17%
Healthcare Supplies	0.06%	0.10%	0.16%
Healthcare Distributors	0.13%	0.03%	0.16%
Real Estate Development	0.00%	0.15%	0.15%
Home Building	0.05%	0.10%	0.15%
Electronic Manufacturing Services	0.00%	0.15%	0.15%
Consumer Electronics	0.00%	0.14%	0.14%
Footwear	0.11%	0.03%	0.14%
Office REITs	0.08%	0.06%	0.14%
Gas Utilities	0.00%	0.14%	0.14%
Paper Packaging	0.10%	0.03%	0.13%
Reinsurance	0.00%	0.13%	0.13%
Real Estate Operating Companies	0.00%	0.13%	0.13%
Diversified REITs	0.00%	0.12%	0.12%
Health Care REITs	0.12%	0.00%	0.12%
Broadcasting	0.06%	0.06%	0.12%
Industrial REITs	0.07%	0.05%	0.12%
Advertising	0.04%	0.08%	0.12%
Tires & Rubber	0.01%	0.11%	0.12%
Department Stores	0.03%	0.08%	0.11%
Automotive Retail	0.09%	0.02%	0.11%
Other Diversified Financial Services	0.00%	0.11%	0.11%
Agricultural & Farm Machinery	0.06%	0.05%	0.11%
Thrifts & Mortgage Finance	0.00%	0.11%	0.11%
Healthcare Facilities	0.07%	0.04%	0.11%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Human Resource & Employment Services	0.01%	0.09%	0.10%
Highways & Railtracks	0.00%	0.09%	0.09%
Paper Products	0.00%	0.09%	0.09%
Airport Services	0.00%	0.08%	0.08%
Specialty Stores	0.05%	0.03%	0.08%
Leisure Products	0.03%	0.05%	0.08%
Heavy Electrical Equipment	0.00%	0.08%	0.08%
Household Appliances	0.02%	0.06%	0.08%
Diversified Support Services	0.02%	0.05%	0.07%
Trucking	0.03%	0.04%	0.07%
Water Utilities	0.02%	0.05%	0.07%
Agricultural Products	0.04%	0.02%	0.06%

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

Independent Power Producers & Energy Traders	0.02%	0.04%	0.06%
Food Distributors	0.04%	0.02%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%
Home Furnishings	0.04%	0.02%	0.06%
Copper	0.03%	0.03%	0.06%
Marine	0.00%	0.06%	0.06%
Education Services	0.00%	0.06%	0.06%
Publishing	0.01%	0.04%	0.05%
Security & Alarm Services	0.00%	0.05%	0.05%
Alternative Carriers	0.02%	0.03%	0.05%
Distributors	0.04%	0.01%	0.05%
Hotel & Resort REITs	0.04%	0.00%	0.04%
Metal & Glass Containers	0.02%	0.02%	0.04%
Computer & Electronics Retail	0.02%	0.02%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Leisure Facilities	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.01%	0.02%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Aluminum	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Commercial Printing	0.00%	0.03%	0.03%
Home Furnishing Retail	0.00%	0.02%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Technology Distributors	0.00%	0.02%	0.02%
Oil & Gas Drilling	0.01%	0.01%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Specialized Consumer Services	0.01%	0.00%	0.01%
Silver	0.00%	0.01%	0.01%
Mortgage REITs	0.01%	0.00%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			67.43%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.18%
Agency Mortgage Backed	8.60%
Corporate Notes	8.43%
Sovereign Bonds	0.47%
Non-Agency Collateralized Mortgage Obligations	0.30%
Agency Collateralized Mortgage Obligations	0.23%
Municipal Bonds and Notes	0.23%
Asset Backed	0.18%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00%**

28.67%

Short-Term Investments
Short-Term Investments	3.90%

3.90%

100.00%

**	Less than 0.005%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$73,733,356	$—	$—	—	1,759,891	2,022,863	$75,493,247	$2,831,761
State Street Corp.	16,264	1,264,038	—	268,791	136,010	114,202	13,036	1,245,459	16,050
State Street Institutional U.S. Government Money Market Fund - Class G Shares	72,119,782	72,119,782	278,758,378	260,672,045	—	—	90,206,115	90,206,115	—

TOTAL		$147,117,176	$278,758,378	$260,940,836	$136,010	$1,874,093		$166,944,821	$2,847,811

State Street Total Return V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$815,028,629	$10,895	$—	$815,039,524
Foreign Equity	669,733,441	77,547	—	669,810,988
U.S. Treasuries	—	235,613,113	—	235,613,113
Agency Mortgage Backed	—	199,094,736	—	199,094,736
Agency Collateralized Mortgage Obligations	—	5,370,298	—	5,370,298
Asset Backed	—	4,095,791	—	4,095,791
Corporate Notes	—	195,066,324	—	195,066,324
Non-Agency Collateralized Mortgage Obligations	—	6,877,413	—	6,877,413
Sovereign Bonds	—	10,989,338	—	10,989,338
Municipal Bonds and Notes	—	5,246,662	—	5,246,662
FNMA (TBA)	—	—	8,172	8,172
U.S. Government Sponsored Agencies	—	1,047,180	—	1,047,180
Exchange Traded & Mutual Funds	75,493,247	—	—	75,493,247
Short-Term Investments	90,206,115	—	—	90,206,115
Total Investments in Securities	$1,650,461,432	$663,489,297	$8,172	$2,313,958,901
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$158,396	$—	$—	$158,396
Long Futures Contracts - Unrealized Depreciation	(64,232)	—	—	(64,232)
Total Other Financial Instruments	$94,164	$—	$—	$94,164

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) – 99.0% †
Alternate Housing – 6.4%
American Homes 4 Rent, Class A	42,740	$927,885
Education Realty Trust Inc.	5,931	213,101
Starwood Waypoint Homes	51,250	1,863,963
Sun Communities Inc.	12,240	1,048,723
		4,053,672
Diversified – 4.1%
JBG SMITH Properties	19,660	672,568	(a)
VEREIT Inc.	95,490	791,612
Vornado Realty Trust	8,700	668,856
Washington Real Estate Investment Trust	12,910	422,932
		2,555,968
Freestanding – 2.9%
Realty Income Corp.	15,520	887,589
STORE Capital Corp.	37,493	932,451
		1,820,040
Healthcare – 10.7%
HCP Inc.	65,050	1,810,341
Healthcare Trust of America Inc., Class A	52,420	1,562,116
Medical Properties Trust Inc.	53,960	708,495
Omega Healthcare Investors Inc.	12,420	396,322
Ventas Inc.	9,013	587,017
Welltower Inc.	23,300	1,637,524
		6,701,815
Hotel – 6.2%
Chesapeake Lodging Trust	21,431	577,994
Hilton Worldwide Holdings Inc.	14,170	984,106
Host Hotels & Resorts Inc.	67,320	1,244,747
LaSalle Hotel Properties	17,400	504,948
Sunstone Hotel Investors Inc.	34,850	560,040
		3,871,835
Industrial – 9.7%
Duke Realty Corp.	47,075	1,356,702
First Industrial Realty Trust Inc.	10,070	303,006
Prologis Inc. REIT	51,670	3,278,978
PS Business Parks Inc.	2,330	311,055
STAG Industrial Inc.	30,810	846,351
		6,096,092
Multifamily – 12.5%
Apartment Investment & Management Co., Class A	17,580	771,059
AvalonBay Communities Inc.	15,730	2,806,547
Camden Property Trust	8,490	776,410
Essex Property Trust Inc.	6,910	1,755,347
UDR Inc.	45,540	1,731,886
		7,841,249

	Number of Shares	Fair Value
Office – 16.0%
Alexandria Real Estate Equities Inc.	11,620	$1,382,431
Boston Properties Inc.	16,770	2,060,698
Columbia Property Trust Inc.	25,640	558,183
Corporate Office Properties Trust	15,100	495,733
Douglas Emmett Inc.	33,520	1,321,358
Highwoods Properties Inc.	29,370	1,529,883
Hudson Pacific Properties Inc.	16,220	543,857
Kilroy Realty Corp.	17,710	1,259,535
Mack-Cali Realty Corp.	36,430	863,755
		10,015,433
Regional Malls – 9.8%
GGP Inc.	51,350	1,066,540
Simon Property Group Inc.	27,997	4,507,797
The Macerich Co.	10,160	558,495
		6,132,832
Self Storage – 5.7%
CubeSmart	91,540	2,376,379
Public Storage	5,580	1,194,064
		3,570,443
Shopping Centers – 5.8%
DDR Corp.	52,730	483,007
Federal Realty Investment Trust	3,630	450,882
Kimco Realty Corp.	28,490	556,979
Regency Centers Corp.	19,980	1,239,559
Urban Edge Properties	18,000	434,160
Weingarten Realty Investors	15,548	493,494
		3,658,081
Specialty – 9.2%
CyrusOne Inc.	20,000	1,178,600
Digital Realty Trust Inc.	2,940	347,890
Equinix Inc.	8,510	3,798,013
Iron Mountain Inc.	11,939	464,427
		5,788,930
Total Common Stock (REITs) (Cost $58,694,447)		62,106,390
Short-Term Investments – 0.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $485,947)	485,947	485,947	(b,c)

Total Investments (Cost $59,180,394)		62,592,337

Other Assets and Liabilities, net – 0.2%		113,996

NET ASSETS – 100.0%		$62,706,333

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.

Abbreviation:

REIT	Real Estate Investment Trust

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments	September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	741,322	$741,322	$12,961,563	$13,216,938	—	—	485,947	$485,947	$2,193

TOTAL		$741,322	$12,961,563	$13,216,938	$—	$—		$485,947	$2,193

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$62,106,390	$—	$—	$62,106,390
Short-Term Investments	485,947	—	—	485,947

Total Investments in Securities	$62,592,337	$—	$—	$62,592,337

Notes to Schedules of Investments

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2017 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended September 30, 2017.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Options on Exchanged Traded Futures Contracts

Certain Funds may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

when a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Credit Default Swaps

During the period ended September 30, 2017, certain Funds engaged in credit default swaps to manage credit risk. When the Funds are the buyer in a credit default swap contract, the Funds are entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Funds pay the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds lose their investment and recover nothing. However, if a credit event occurs, the Funds receive full notional value for a referenced debt obligation that may have little or no value. When the Funds are the seller of a credit default swap, they receive a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Funds are obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Funds are a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Funds could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Funds for the same referenced obligation. As the seller, the Funds may create economic leverage to thier portfolios because, in addition to its total net assets, the Funds are subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Funds also record an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Funds segregate assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Funds segregate assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Funds had invested in the referenced debt obligation directly. If the Funds are a buyer of a credit default swap and no credit event occurs, the Funds will not earn any return on their investment. If the Funds are a seller of a credit default swap, the Funds’ risk of loss may be the entire notional amount of the swap. Swaps may also subject the Funds to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street U.S. Equity V.I.S. Fund	$23,344,877	$5,320,077	$(405,076)	$4,915,001
State Street S&P 500 Index V.I.S. Fund	97,999,887	91,652,368	(2,766,266)	88,886,102
State Street Premier Growth Equity V.I.S. Fund	24,185,279	12,364,730	(246,185)	12,118,545
State Street Small-Cap Equity V.I.S. Fund	34,213,137	8,402,104	(1,185,303)	7,216,801
State Street Income V.I.S. Fund	23,063,065	475,061	(163,727)	311,334
State Street Total Return V.I.S. Fund	1,896,632,971	495,266,093	(77,940,163)	417,325,930
State Street Real Estate Securities V.I.S. Fund	60,111,644	4,058,633	(1,577,940)	2,480,693

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Variable Insurance Series Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: November 21, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date: November 21, 2017